UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04492
MFS SERIES TRUST X
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
May 31*
Date of reporting period:
November 30, 2025
*This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. The remaining series of the Registrant have fiscal year ends other than May 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Aggressive Growth Allocation Fund
Class A-MAAGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$19	0.37%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,979,499,327	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	16
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.1%
MFS Growth Fund	11.2%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.7%
MFS Research International Fund	8.2%
MFS International Intrinsic Value Fund	5.2%
MFS International Large Cap Value Fund	5.1%
MFS International Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
AGGA-SEM

MFS® Aggressive Growth Allocation Fund
Class B-MBAGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$59	1.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,979,499,327	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	16
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.1%
MFS Growth Fund	11.2%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.7%
MFS Research International Fund	8.2%
MFS International Intrinsic Value Fund	5.2%
MFS International Large Cap Value Fund	5.1%
MFS International Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
AGGB-SEM

MFS® Aggressive Growth Allocation Fund
Class C-MCAGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$59	1.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,979,499,327	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	16
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.1%
MFS Growth Fund	11.2%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.7%
MFS Research International Fund	8.2%
MFS International Intrinsic Value Fund	5.2%
MFS International Large Cap Value Fund	5.1%
MFS International Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
AGGC-SEM

MFS® Aggressive Growth Allocation Fund
Class I-MIAGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$6	0.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,979,499,327	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	16
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.1%
MFS Growth Fund	11.2%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.7%
MFS Research International Fund	8.2%
MFS International Intrinsic Value Fund	5.2%
MFS International Large Cap Value Fund	5.1%
MFS International Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
AGGI-SEM

MFS® Aggressive Growth Allocation Fund
Class R1-MAAFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$59	1.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,979,499,327	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	16
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.1%
MFS Growth Fund	11.2%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.7%
MFS Research International Fund	8.2%
MFS International Intrinsic Value Fund	5.2%
MFS International Large Cap Value Fund	5.1%
MFS International Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
AGGR1-SEM

MFS® Aggressive Growth Allocation Fund
Class R2-MAWAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$32	0.62%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,979,499,327	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	16
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.1%
MFS Growth Fund	11.2%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.7%
MFS Research International Fund	8.2%
MFS International Intrinsic Value Fund	5.2%
MFS International Large Cap Value Fund	5.1%
MFS International Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
AGGR2-SEM

MFS® Aggressive Growth Allocation Fund
Class R3-MAAHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$19	0.37%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,979,499,327	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	16
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.1%
MFS Growth Fund	11.2%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.7%
MFS Research International Fund	8.2%
MFS International Intrinsic Value Fund	5.2%
MFS International Large Cap Value Fund	5.1%
MFS International Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
AGGR3-SEM

MFS® Aggressive Growth Allocation Fund
Class R4-MAALX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$6	0.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,979,499,327	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	16
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.1%
MFS Growth Fund	11.2%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.7%
MFS Research International Fund	8.2%
MFS International Intrinsic Value Fund	5.2%
MFS International Large Cap Value Fund	5.1%
MFS International Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
AGGR4-SEM

MFS® Aggressive Growth Allocation Fund
Class R6-AGGPX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$2	0.04%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,979,499,327	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	16
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.1%
MFS Growth Fund	11.2%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.7%
MFS Research International Fund	8.2%
MFS International Intrinsic Value Fund	5.2%
MFS International Large Cap Value Fund	5.1%
MFS International Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
AGGR6-SEM

MFS® Conservative
Allocation Fund
Class A-MACFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	3,688,377,721	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.3%
MFS Growth Fund	5.3%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.8%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Intrinsic Value Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Growth Fund	1.6%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CONA-SEM

MFS® Conservative
Allocation Fund
Class B-MACBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$56	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	3,688,377,721	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.3%
MFS Growth Fund	5.3%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.8%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Intrinsic Value Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Growth Fund	1.6%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CONB-SEM

MFS® Conservative
Allocation Fund
Class C-MACVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$56	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	3,688,377,721	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.3%
MFS Growth Fund	5.3%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.8%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Intrinsic Value Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Growth Fund	1.6%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CONC-SEM

MFS® Conservative
Allocation Fund
Class I-MACIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	3,688,377,721	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.3%
MFS Growth Fund	5.3%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.8%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Intrinsic Value Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Growth Fund	1.6%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CONI-SEM

MFS® Conservative
Allocation Fund
Class R1-MACKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$56	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	3,688,377,721	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.3%
MFS Growth Fund	5.3%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.8%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Intrinsic Value Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Growth Fund	1.6%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CONR1-SEM

MFS® Conservative
Allocation Fund
Class R2-MCARX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$30	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	3,688,377,721	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.3%
MFS Growth Fund	5.3%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.8%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Intrinsic Value Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Growth Fund	1.6%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CONR2-SEM

MFS® Conservative
Allocation Fund
Class R3-MACNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	3,688,377,721	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.3%
MFS Growth Fund	5.3%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.8%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Intrinsic Value Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Growth Fund	1.6%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CONR3-SEM

MFS® Conservative
Allocation Fund
Class R4-MACJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	3,688,377,721	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.3%
MFS Growth Fund	5.3%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.8%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Intrinsic Value Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Growth Fund	1.6%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CONR4-SEM

MFS® Conservative
Allocation Fund
Class R6-MACQX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$2	0.03%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	3,688,377,721	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.3%
MFS Growth Fund	5.3%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.8%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Intrinsic Value Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Growth Fund	1.6%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CONR6-SEM

MFS® Growth Allocation Fund
Class A-MAGWX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,723,701,793	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Research Fund	9.3%
MFS Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.7%
MFS Research International Fund	7.2%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS International Intrinsic Value Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GROA-SEM

MFS® Growth Allocation Fund
Class B-MBGWX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$57	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,723,701,793	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Research Fund	9.3%
MFS Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.7%
MFS Research International Fund	7.2%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS International Intrinsic Value Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GROB-SEM

MFS® Growth Allocation Fund
Class C-MCGWX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$57	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,723,701,793	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Research Fund	9.3%
MFS Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.7%
MFS Research International Fund	7.2%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS International Intrinsic Value Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GROC-SEM

MFS® Growth Allocation Fund
Class I-MGWIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,723,701,793	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Research Fund	9.3%
MFS Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.7%
MFS Research International Fund	7.2%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS International Intrinsic Value Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GROI-SEM

MFS® Growth Allocation Fund
Class R1-MAGMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$57	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,723,701,793	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Research Fund	9.3%
MFS Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.7%
MFS Research International Fund	7.2%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS International Intrinsic Value Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GROR1-SEM

MFS® Growth Allocation Fund
Class R2-MGALX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$31	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,723,701,793	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Research Fund	9.3%
MFS Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.7%
MFS Research International Fund	7.2%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS International Intrinsic Value Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GROR2-SEM

MFS® Growth Allocation Fund
Class R3-MAGEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,723,701,793	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Research Fund	9.3%
MFS Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.7%
MFS Research International Fund	7.2%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS International Intrinsic Value Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GROR3-SEM

MFS® Growth Allocation Fund
Class R4-MAGJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,723,701,793	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Research Fund	9.3%
MFS Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.7%
MFS Research International Fund	7.2%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS International Intrinsic Value Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GROR4-SEM

MFS® Growth Allocation Fund
Class R6-MAGQX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$1	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,723,701,793	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Research Fund	9.3%
MFS Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.7%
MFS Research International Fund	7.2%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS International Intrinsic Value Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GROR6-SEM

MFS® Moderate Allocation Fund
Class A-MAMAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,540,041,581	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.1%
MFS Research Fund	7.3%
MFS Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Growth Fund	6.8%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MODA-SEM

MFS® Moderate Allocation Fund
Class B-MMABX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$56	1.08%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,540,041,581	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.1%
MFS Research Fund	7.3%
MFS Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Growth Fund	6.8%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MODB-SEM

MFS® Moderate Allocation Fund
Class C-MMACX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$56	1.08%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,540,041,581	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.1%
MFS Research Fund	7.3%
MFS Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Growth Fund	6.8%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MODC-SEM

MFS® Moderate Allocation Fund
Class I-MMAIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,540,041,581	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.1%
MFS Research Fund	7.3%
MFS Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Growth Fund	6.8%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MODI-SEM

MFS® Moderate Allocation Fund
Class R1-MAMFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$56	1.08%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,540,041,581	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.1%
MFS Research Fund	7.3%
MFS Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Growth Fund	6.8%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MODR1-SEM

MFS® Moderate Allocation Fund
Class R2-MARRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$31	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,540,041,581	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.1%
MFS Research Fund	7.3%
MFS Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Growth Fund	6.8%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MODR2-SEM

MFS® Moderate Allocation Fund
Class R3-MAMHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,540,041,581	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.1%
MFS Research Fund	7.3%
MFS Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Growth Fund	6.8%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MODR3-SEM

MFS® Moderate Allocation Fund
Class R4-MAMJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,540,041,581	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.1%
MFS Research Fund	7.3%
MFS Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Growth Fund	6.8%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MODR4-SEM

MFS® Moderate Allocation Fund
Class R6-MAMPX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$1	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,540,041,581	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.1%
MFS Research Fund	7.3%
MFS Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Growth Fund	6.8%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MODR6-SEM

MFS® Blended Research®
Mid Cap Equity Fund
Class A-BMSFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$44	0.84%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,290,387,952	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Industrials	18.0%
Financials	15.9%
Consumer Discretionary	11.9%
Information Technology	11.5%
Health Care	11.1%
Real Estate	7.7%
Utilities	7.6%
Energy	5.4%
Consumer Staples	4.0%
Materials	3.3%
Communication Services	3.0%
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BMSA-SEM

MFS® Blended Research®
Mid Cap Equity Fund
Class B-BMSBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$83	1.59%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,290,387,952	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Industrials	18.0%
Financials	15.9%
Consumer Discretionary	11.9%
Information Technology	11.5%
Health Care	11.1%
Real Estate	7.7%
Utilities	7.6%
Energy	5.4%
Consumer Staples	4.0%
Materials	3.3%
Communication Services	3.0%
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BMSB-SEM

MFS® Blended Research®
Mid Cap Equity Fund
Class C-BMSDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$83	1.59%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,290,387,952	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Industrials	18.0%
Financials	15.9%
Consumer Discretionary	11.9%
Information Technology	11.5%
Health Care	11.1%
Real Estate	7.7%
Utilities	7.6%
Energy	5.4%
Consumer Staples	4.0%
Materials	3.3%
Communication Services	3.0%
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BMSC-SEM

MFS® Blended Research®
Mid Cap Equity Fund
Class I-BMSLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$31	0.59%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,290,387,952	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Industrials	18.0%
Financials	15.9%
Consumer Discretionary	11.9%
Information Technology	11.5%
Health Care	11.1%
Real Estate	7.7%
Utilities	7.6%
Energy	5.4%
Consumer Staples	4.0%
Materials	3.3%
Communication Services	3.0%
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BMSI-SEM

MFS® Blended Research®
Mid Cap Equity Fund
Class R1-BMSRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$44	0.84%
For the period from June 1, 2025 through November 30, 2025, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment (annualized)” would have been approximately $83 and 1.59%, respectively.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,290,387,952	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Industrials	18.0%
Financials	15.9%
Consumer Discretionary	11.9%
Information Technology	11.5%
Health Care	11.1%
Real Estate	7.7%
Utilities	7.6%
Energy	5.4%
Consumer Staples	4.0%
Materials	3.3%
Communication Services	3.0%
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BMSR1-SEM

MFS® Blended Research®
Mid Cap Equity Fund
Class R2-BMSSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$57	1.09%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,290,387,952	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Industrials	18.0%
Financials	15.9%
Consumer Discretionary	11.9%
Information Technology	11.5%
Health Care	11.1%
Real Estate	7.7%
Utilities	7.6%
Energy	5.4%
Consumer Staples	4.0%
Materials	3.3%
Communication Services	3.0%
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BMSR2-SEM

MFS® Blended Research®
Mid Cap Equity Fund
Class R3-BMSTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$44	0.84%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,290,387,952	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Industrials	18.0%
Financials	15.9%
Consumer Discretionary	11.9%
Information Technology	11.5%
Health Care	11.1%
Real Estate	7.7%
Utilities	7.6%
Energy	5.4%
Consumer Staples	4.0%
Materials	3.3%
Communication Services	3.0%
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BMSR3-SEM

MFS® Blended Research®
Mid Cap Equity Fund
Class R4-BMSVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$31	0.59%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,290,387,952	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Industrials	18.0%
Financials	15.9%
Consumer Discretionary	11.9%
Information Technology	11.5%
Health Care	11.1%
Real Estate	7.7%
Utilities	7.6%
Energy	5.4%
Consumer Staples	4.0%
Materials	3.3%
Communication Services	3.0%
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BMSR4-SEM

MFS® Blended Research®
Mid Cap Equity Fund
Class R6-BMSYX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.49%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,290,387,952	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Industrials	18.0%
Financials	15.9%
Consumer Discretionary	11.9%
Information Technology	11.5%
Health Care	11.1%
Real Estate	7.7%
Utilities	7.6%
Energy	5.4%
Consumer Staples	4.0%
Materials	3.3%
Communication Services	3.0%
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BMSR6-SEM

MFS® Blended Research®
Small Cap Equity Fund
Class A-BRSDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$54	0.99%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	313,770,070	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	182
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Health Care	19.2%
Financials	17.3%
Industrials	17.3%
Information Technology	15.3%
Consumer Discretionary	7.9%
Real Estate	5.5%
Energy	5.2%
Materials	4.3%
Utilities	3.4%
Communication Services	2.5%
Consumer Staples	1.4%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRSA-SEM

MFS® Blended Research®
Small Cap Equity Fund
Class B-BRSBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$94	1.74%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	313,770,070	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	182
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Health Care	19.2%
Financials	17.3%
Industrials	17.3%
Information Technology	15.3%
Consumer Discretionary	7.9%
Real Estate	5.5%
Energy	5.2%
Materials	4.3%
Utilities	3.4%
Communication Services	2.5%
Consumer Staples	1.4%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRSB-SEM

MFS® Blended Research®
Small Cap Equity Fund
Class C-BRSHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$94	1.74%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	313,770,070	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	182
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Health Care	19.2%
Financials	17.3%
Industrials	17.3%
Information Technology	15.3%
Consumer Discretionary	7.9%
Real Estate	5.5%
Energy	5.2%
Materials	4.3%
Utilities	3.4%
Communication Services	2.5%
Consumer Staples	1.4%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRSC-SEM

MFS® Blended Research®
Small Cap Equity Fund
Class I-BRSJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$40	0.74%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	313,770,070	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	182
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Health Care	19.2%
Financials	17.3%
Industrials	17.3%
Information Technology	15.3%
Consumer Discretionary	7.9%
Real Estate	5.5%
Energy	5.2%
Materials	4.3%
Utilities	3.4%
Communication Services	2.5%
Consumer Staples	1.4%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRSI-SEM

MFS® Blended Research®
Small Cap Equity Fund
Class R1-BRSPX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$94	1.74%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	313,770,070	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	182
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Health Care	19.2%
Financials	17.3%
Industrials	17.3%
Information Technology	15.3%
Consumer Discretionary	7.9%
Real Estate	5.5%
Energy	5.2%
Materials	4.3%
Utilities	3.4%
Communication Services	2.5%
Consumer Staples	1.4%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRSR1-SEM

MFS® Blended Research®
Small Cap Equity Fund
Class R2-BRSSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$67	1.24%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	313,770,070	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	182
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Health Care	19.2%
Financials	17.3%
Industrials	17.3%
Information Technology	15.3%
Consumer Discretionary	7.9%
Real Estate	5.5%
Energy	5.2%
Materials	4.3%
Utilities	3.4%
Communication Services	2.5%
Consumer Staples	1.4%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRSR2-SEM

MFS® Blended Research®
Small Cap Equity Fund
Class R3-BRSTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$54	0.99%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	313,770,070	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	182
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Health Care	19.2%
Financials	17.3%
Industrials	17.3%
Information Technology	15.3%
Consumer Discretionary	7.9%
Real Estate	5.5%
Energy	5.2%
Materials	4.3%
Utilities	3.4%
Communication Services	2.5%
Consumer Staples	1.4%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRSR3-SEM

MFS® Blended Research®
Small Cap Equity Fund
Class R4-BRSUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$40	0.74%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	313,770,070	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	182
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Health Care	19.2%
Financials	17.3%
Industrials	17.3%
Information Technology	15.3%
Consumer Discretionary	7.9%
Real Estate	5.5%
Energy	5.2%
Materials	4.3%
Utilities	3.4%
Communication Services	2.5%
Consumer Staples	1.4%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRSR4-SEM

MFS® Blended Research®
Small Cap Equity Fund
Class R6-BRSYX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$35	0.64%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	313,770,070	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	182
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Health Care	19.2%
Financials	17.3%
Industrials	17.3%
Information Technology	15.3%
Consumer Discretionary	7.9%
Real Estate	5.5%
Energy	5.2%
Materials	4.3%
Utilities	3.4%
Communication Services	2.5%
Consumer Staples	1.4%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRSR6-SEM

MFS® Blended Research®
Value Equity Fund
Class A-BRUDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$37	0.71%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	314,712,597	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	22.3%
Industrials	12.9%
Health Care	12.6%
Information Technology	10.1%
Consumer Discretionary	8.2%
Communication Services	7.7%
Consumer Staples	7.0%
Energy	6.5%
Utilities	5.2%
Real Estate	3.9%
Materials	3.2%
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRUA-SEM

MFS® Blended Research®
Value Equity Fund
Class B-BRUEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$77	1.46%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	314,712,597	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	22.3%
Industrials	12.9%
Health Care	12.6%
Information Technology	10.1%
Consumer Discretionary	8.2%
Communication Services	7.7%
Consumer Staples	7.0%
Energy	6.5%
Utilities	5.2%
Real Estate	3.9%
Materials	3.2%
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRUB-SEM

MFS® Blended Research®
Value Equity Fund
Class C-BRUGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$77	1.46%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	314,712,597	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	22.3%
Industrials	12.9%
Health Care	12.6%
Information Technology	10.1%
Consumer Discretionary	8.2%
Communication Services	7.7%
Consumer Staples	7.0%
Energy	6.5%
Utilities	5.2%
Real Estate	3.9%
Materials	3.2%
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRUC-SEM

MFS® Blended Research®
Value Equity Fund
Class I-BRUHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$24	0.46%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	314,712,597	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	22.3%
Industrials	12.9%
Health Care	12.6%
Information Technology	10.1%
Consumer Discretionary	8.2%
Communication Services	7.7%
Consumer Staples	7.0%
Energy	6.5%
Utilities	5.2%
Real Estate	3.9%
Materials	3.2%
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRUI-SEM

MFS® Blended Research®
Value Equity Fund
Class R1-BRUJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$37	0.71%
For the period from June 1, 2025 through November 30, 2025, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment (annualized)” would have been approximately $77 and 1.46%, respectively.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	314,712,597	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	22.3%
Industrials	12.9%
Health Care	12.6%
Information Technology	10.1%
Consumer Discretionary	8.2%
Communication Services	7.7%
Consumer Staples	7.0%
Energy	6.5%
Utilities	5.2%
Real Estate	3.9%
Materials	3.2%
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRUR1-SEM

MFS® Blended Research®
Value Equity Fund
Class R2-BRUKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$51	0.96%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	314,712,597	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	22.3%
Industrials	12.9%
Health Care	12.6%
Information Technology	10.1%
Consumer Discretionary	8.2%
Communication Services	7.7%
Consumer Staples	7.0%
Energy	6.5%
Utilities	5.2%
Real Estate	3.9%
Materials	3.2%
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRUR2-SEM

MFS® Blended Research®
Value Equity Fund
Class R3-BRULX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$37	0.71%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	314,712,597	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	22.3%
Industrials	12.9%
Health Care	12.6%
Information Technology	10.1%
Consumer Discretionary	8.2%
Communication Services	7.7%
Consumer Staples	7.0%
Energy	6.5%
Utilities	5.2%
Real Estate	3.9%
Materials	3.2%
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRUR3-SEM

MFS® Blended Research®
Value Equity Fund

Class R4-BRUMX

Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$24	0.46%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	314,712,597	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	22.3%
Industrials	12.9%
Health Care	12.6%
Information Technology	10.1%
Consumer Discretionary	8.2%
Communication Services	7.7%
Consumer Staples	7.0%
Energy	6.5%
Utilities	5.2%
Real Estate	3.9%
Materials	3.2%
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRUR4-SEM

MFS® Blended Research®
Value Equity Fund
Class R6-BRUNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$21	0.39%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	314,712,597	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	22.3%
Industrials	12.9%
Health Care	12.6%
Information Technology	10.1%
Consumer Discretionary	8.2%
Communication Services	7.7%
Consumer Staples	7.0%
Energy	6.5%
Utilities	5.2%
Real Estate	3.9%
Materials	3.2%
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRUR6-SEM

MFS® Blended Research®
Growth Equity Fund
Class A-BRWAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$38	0.70%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	518,075,418	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	70
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	51.3%
Communication Services	12.8%
Consumer Discretionary	11.8%
Health Care	7.6%
Financials	6.7%
Industrials	5.4%
Consumer Staples	1.4%
Utilities	1.2%
Energy	0.3%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRWA-SEM

MFS® Blended Research®
Growth Equity Fund
Class B-BRWBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$80	1.46%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	518,075,418	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	70
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	51.3%
Communication Services	12.8%
Consumer Discretionary	11.8%
Health Care	7.6%
Financials	6.7%
Industrials	5.4%
Consumer Staples	1.4%
Utilities	1.2%
Energy	0.3%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRWB-SEM

MFS® Blended Research®
Growth Equity Fund
Class C-BRWCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$79	1.45%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	518,075,418	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	70
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	51.3%
Communication Services	12.8%
Consumer Discretionary	11.8%
Health Care	7.6%
Financials	6.7%
Industrials	5.4%
Consumer Staples	1.4%
Utilities	1.2%
Energy	0.3%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRWC-SEM

MFS® Blended Research®
Growth Equity Fund
Class I-BRWJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$25	0.45%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	518,075,418	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	70
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	51.3%
Communication Services	12.8%
Consumer Discretionary	11.8%
Health Care	7.6%
Financials	6.7%
Industrials	5.4%
Consumer Staples	1.4%
Utilities	1.2%
Energy	0.3%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRWI-SEM

MFS® Blended Research®
Growth Equity Fund
Class R1-BRWRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$80	1.46%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	518,075,418	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	70
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	51.3%
Communication Services	12.8%
Consumer Discretionary	11.8%
Health Care	7.6%
Financials	6.7%
Industrials	5.4%
Consumer Staples	1.4%
Utilities	1.2%
Energy	0.3%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRWR1-SEM

MFS® Blended Research®
Growth Equity Fund
Class R2-BRWSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$52	0.95%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	518,075,418	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	70
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	51.3%
Communication Services	12.8%
Consumer Discretionary	11.8%
Health Care	7.6%
Financials	6.7%
Industrials	5.4%
Consumer Staples	1.4%
Utilities	1.2%
Energy	0.3%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRWR2-SEM

MFS® Blended Research®
Growth Equity Fund
Class R3-BRWTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$39	0.71%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	518,075,418	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	70
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	51.3%
Communication Services	12.8%
Consumer Discretionary	11.8%
Health Care	7.6%
Financials	6.7%
Industrials	5.4%
Consumer Staples	1.4%
Utilities	1.2%
Energy	0.3%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRWR3-SEM

MFS® Blended Research®
Growth Equity Fund
Class R4-BRWUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$25	0.45%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	518,075,418	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	70
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	51.3%
Communication Services	12.8%
Consumer Discretionary	11.8%
Health Care	7.6%
Financials	6.7%
Industrials	5.4%
Consumer Staples	1.4%
Utilities	1.2%
Energy	0.3%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRWR4-SEM

MFS® Blended Research®
Growth Equity Fund
Class R6-BRWVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$21	0.39%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	518,075,418	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	70
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	51.3%
Communication Services	12.8%
Consumer Discretionary	11.8%
Health Care	7.6%
Financials	6.7%
Industrials	5.4%
Consumer Staples	1.4%
Utilities	1.2%
Energy	0.3%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRWR6-SEM

MFS® Emerging Markets
Equity Fund
Class A-MEMAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$72	1.31%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	9,273,498,965	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%
Issuer country weightings
China	27.7%
Taiwan	16.5%
India	16.3%
South Korea	9.6%
Brazil	6.1%
Indonesia	3.6%
Mexico	2.7%
Hong Kong	2.6%
United States	2.4%
Other Countries	12.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FEMA-SEM

MFS® Emerging Markets
Equity Fund
Class B-MEMBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$113	2.06%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	9,273,498,965	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%
Issuer country weightings
China	27.7%
Taiwan	16.5%
India	16.3%
South Korea	9.6%
Brazil	6.1%
Indonesia	3.6%
Mexico	2.7%
Hong Kong	2.6%
United States	2.4%
Other Countries	12.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FEMB-SEM

MFS® Emerging Markets
Equity Fund
Class C-MEMCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$112	2.05%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	9,273,498,965	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%
Issuer country weightings
China	27.7%
Taiwan	16.5%
India	16.3%
South Korea	9.6%
Brazil	6.1%
Indonesia	3.6%
Mexico	2.7%
Hong Kong	2.6%
United States	2.4%
Other Countries	12.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FEMC-SEM

MFS® Emerging Markets
Equity Fund
Class I-MEMIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$58	1.06%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	9,273,498,965	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%
Issuer country weightings
China	27.7%
Taiwan	16.5%
India	16.3%
South Korea	9.6%
Brazil	6.1%
Indonesia	3.6%
Mexico	2.7%
Hong Kong	2.6%
United States	2.4%
Other Countries	12.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FEMI-SEM

MFS® Emerging Markets
Equity Fund
Class R1-MEMRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$113	2.06%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	9,273,498,965	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%
Issuer country weightings
China	27.7%
Taiwan	16.5%
India	16.3%
South Korea	9.6%
Brazil	6.1%
Indonesia	3.6%
Mexico	2.7%
Hong Kong	2.6%
United States	2.4%
Other Countries	12.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FEMR1-SEM

MFS® Emerging Markets
Equity Fund
Class R2-MEMFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$86	1.56%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	9,273,498,965	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%
Issuer country weightings
China	27.7%
Taiwan	16.5%
India	16.3%
South Korea	9.6%
Brazil	6.1%
Indonesia	3.6%
Mexico	2.7%
Hong Kong	2.6%
United States	2.4%
Other Countries	12.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FEMR2-SEM

MFS® Emerging Markets
Equity Fund
Class R3-MEMGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$72	1.31%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	9,273,498,965	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%
Issuer country weightings
China	27.7%
Taiwan	16.5%
India	16.3%
South Korea	9.6%
Brazil	6.1%
Indonesia	3.6%
Mexico	2.7%
Hong Kong	2.6%
United States	2.4%
Other Countries	12.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FEMR3-SEM

MFS® Emerging Markets
Equity Fund
Class R4-MEMHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$58	1.06%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	9,273,498,965	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%
Issuer country weightings
China	27.7%
Taiwan	16.5%
India	16.3%
South Korea	9.6%
Brazil	6.1%
Indonesia	3.6%
Mexico	2.7%
Hong Kong	2.6%
United States	2.4%
Other Countries	12.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FEMR4-SEM

MFS® Emerging Markets
Equity Fund
Class R6-MEMJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$51	0.92%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	9,273,498,965	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%
Issuer country weightings
China	27.7%
Taiwan	16.5%
India	16.3%
South Korea	9.6%
Brazil	6.1%
Indonesia	3.6%
Mexico	2.7%
Hong Kong	2.6%
United States	2.4%
Other Countries	12.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FEMR6-SEM

MFS® International Growth Fund
Class A-MGRAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$53	1.03%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	22,002,494,157	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	11.3%
Japan	9.9%
Germany	9.1%
Canada	7.6%
Switzerland	7.1%
United States	6.3%
Taiwan	5.8%
China	4.3%
Other Countries	26.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGFA-SEM

MFS® International Growth Fund
Class B-MGRBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$92	1.78%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	22,002,494,157	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	11.3%
Japan	9.9%
Germany	9.1%
Canada	7.6%
Switzerland	7.1%
United States	6.3%
Taiwan	5.8%
China	4.3%
Other Countries	26.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGFB-SEM

MFS® International Growth Fund
Class C-MGRCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$92	1.78%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	22,002,494,157	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	11.3%
Japan	9.9%
Germany	9.1%
Canada	7.6%
Switzerland	7.1%
United States	6.3%
Taiwan	5.8%
China	4.3%
Other Countries	26.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGFC-SEM

MFS® International Growth Fund
Class I-MQGIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$40	0.78%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	22,002,494,157	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	11.3%
Japan	9.9%
Germany	9.1%
Canada	7.6%
Switzerland	7.1%
United States	6.3%
Taiwan	5.8%
China	4.3%
Other Countries	26.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGFI-SEM

MFS® International Growth Fund
Class R1-MGRRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$92	1.78%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	22,002,494,157	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	11.3%
Japan	9.9%
Germany	9.1%
Canada	7.6%
Switzerland	7.1%
United States	6.3%
Taiwan	5.8%
China	4.3%
Other Countries	26.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGFR1-SEM

MFS® International Growth Fund
Class R2-MGRQX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$66	1.28%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	22,002,494,157	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	11.3%
Japan	9.9%
Germany	9.1%
Canada	7.6%
Switzerland	7.1%
United States	6.3%
Taiwan	5.8%
China	4.3%
Other Countries	26.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGFR2-SEM

MFS® International Growth Fund
Class R3-MGRTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$53	1.03%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	22,002,494,157	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	11.3%
Japan	9.9%
Germany	9.1%
Canada	7.6%
Switzerland	7.1%
United States	6.3%
Taiwan	5.8%
China	4.3%
Other Countries	26.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGFR3-SEM

MFS® International Growth Fund
Class R4-MGRVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$40	0.78%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	22,002,494,157	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	11.3%
Japan	9.9%
Germany	9.1%
Canada	7.6%
Switzerland	7.1%
United States	6.3%
Taiwan	5.8%
China	4.3%
Other Countries	26.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGFR4-SEM

MFS® International Growth Fund
Class R6-MGRDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$35	0.67%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	22,002,494,157	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	11.3%
Japan	9.9%
Germany	9.1%
Canada	7.6%
Switzerland	7.1%
United States	6.3%
Taiwan	5.8%
China	4.3%
Other Countries	26.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGFR6-SEM

MFS® International Intrinsic Value Fund
Class A-MGIAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since June 1, 2025 .
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$53	0.99%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	24,437,352,014	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%
Issuer country weightings
France	15.8%
United Kingdom	15.6%
Japan	12.0%
United States	10.3%
Switzerland	8.9%
Canada	7.2%
Germany	7.1%
Ireland	5.6%
Spain	3.6%
Other Countries	13.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGIA-SEM

MFS® International Intrinsic Value Fund
Class B-MGIBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since June 1, 2025 .
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$92	1.73%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	24,437,352,014	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%
Issuer country weightings
France	15.8%
United Kingdom	15.6%
Japan	12.0%
United States	10.3%
Switzerland	8.9%
Canada	7.2%
Germany	7.1%
Ireland	5.6%
Spain	3.6%
Other Countries	13.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGIB-SEM

MFS® International Intrinsic Value Fund
Class C-MGICX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since June 1, 2025 .
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$92	1.74%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	24,437,352,014	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%
Issuer country weightings
France	15.8%
United Kingdom	15.6%
Japan	12.0%
United States	10.3%
Switzerland	8.9%
Canada	7.2%
Germany	7.1%
Ireland	5.6%
Spain	3.6%
Other Countries	13.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGIC-SEM

MFS® International Intrinsic Value Fund
Class I-MINIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since June 1, 2025 .
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$39	0.74%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	24,437,352,014	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%
Issuer country weightings
France	15.8%
United Kingdom	15.6%
Japan	12.0%
United States	10.3%
Switzerland	8.9%
Canada	7.2%
Germany	7.1%
Ireland	5.6%
Spain	3.6%
Other Countries	13.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGII-SEM

MFS® International Intrinsic Value Fund
Class R1-MINRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since June 1, 2025 .
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$92	1.74%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	24,437,352,014	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%
Issuer country weightings
France	15.8%
United Kingdom	15.6%
Japan	12.0%
United States	10.3%
Switzerland	8.9%
Canada	7.2%
Germany	7.1%
Ireland	5.6%
Spain	3.6%
Other Countries	13.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGIR1-SEM

MFS® International Intrinsic Value Fund
Class R2-MINFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since June 1, 2025 .
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$66	1.24%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	24,437,352,014	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%
Issuer country weightings
France	15.8%
United Kingdom	15.6%
Japan	12.0%
United States	10.3%
Switzerland	8.9%
Canada	7.2%
Germany	7.1%
Ireland	5.6%
Spain	3.6%
Other Countries	13.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGIR2-SEM

MFS® International Intrinsic Value Fund
Class R3-MINGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since June 1, 2025 .
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$53	0.99%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	24,437,352,014	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%
Issuer country weightings
France	15.8%
United Kingdom	15.6%
Japan	12.0%
United States	10.3%
Switzerland	8.9%
Canada	7.2%
Germany	7.1%
Ireland	5.6%
Spain	3.6%
Other Countries	13.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGIR3-SEM

MFS® International Intrinsic Value Fund
Class R4-MINHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since June 1, 2025 .
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$39	0.74%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	24,437,352,014	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%
Issuer country weightings
France	15.8%
United Kingdom	15.6%
Japan	12.0%
United States	10.3%
Switzerland	8.9%
Canada	7.2%
Germany	7.1%
Ireland	5.6%
Spain	3.6%
Other Countries	13.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGIR4-SEM

MFS® International Intrinsic Value Fund
Class R6-MINJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since June 1, 2025 .
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$34	0.64%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	24,437,352,014	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%
Issuer country weightings
France	15.8%
United Kingdom	15.6%
Japan	12.0%
United States	10.3%
Switzerland	8.9%
Canada	7.2%
Germany	7.1%
Ireland	5.6%
Spain	3.6%
Other Countries	13.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGIR6-SEM

MFS® International
DiversificationSM Fund
Class A-MDIDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$18	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	43,801,906,811	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Intrinsic Value Fund	15.2%
MFS International Large Cap Value Fund	15.1%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	9.8%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDIA-SEM

MFS® International
DiversificationSM Fund
Class B-MDIFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$58	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	43,801,906,811	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Intrinsic Value Fund	15.2%
MFS International Large Cap Value Fund	15.1%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	9.8%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDIB-SEM

MFS® International
DiversificationSM Fund
Class C-MDIGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$58	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	43,801,906,811	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Intrinsic Value Fund	15.2%
MFS International Large Cap Value Fund	15.1%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	9.8%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDIC-SEM

MFS® International
DiversificationSM Fund
Class I-MDIJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$5	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	43,801,906,811	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Intrinsic Value Fund	15.2%
MFS International Large Cap Value Fund	15.1%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	9.8%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDII-SEM

MFS® International
DiversificationSM Fund
Class R1-MDIOX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$58	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	43,801,906,811	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Intrinsic Value Fund	15.2%
MFS International Large Cap Value Fund	15.1%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	9.8%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDIR1-SEM

MFS® International
DiversificationSM Fund
Class R2-MDIKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$32	0.60%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	43,801,906,811	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Intrinsic Value Fund	15.2%
MFS International Large Cap Value Fund	15.1%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	9.8%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDIR2-SEM

MFS® International
DiversificationSM Fund
Class R3-MDIHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$18	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	43,801,906,811	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Intrinsic Value Fund	15.2%
MFS International Large Cap Value Fund	15.1%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	9.8%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDIR3-SEM

MFS® International
DiversificationSM Fund
Class R4-MDITX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$5	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	43,801,906,811	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Intrinsic Value Fund	15.2%
MFS International Large Cap Value Fund	15.1%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	9.8%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDIR4-SEM

MFS® International
DiversificationSM Fund
Class R6-MDIZX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	43,801,906,811	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Intrinsic Value Fund	15.2%
MFS International Large Cap Value Fund	15.1%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	9.8%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDIR6-SEM

MFS® Managed Wealth Fund
Class A-MNWAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$47	0.92%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	37,759,846	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	13
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.5%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	29.8%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 19 25		(8.3)%
	Mini MSCI EAFE Index Future DEC 19 25		(13.1)%
	Mini Russell 1000 Value Index Future DEC 19 25		(13.4)%
Net Equity Exposure				55.6%
	Standard & Poor's 500 Index Option 5575.00 PUT MAR 20 26		(0.5)%
	Standard & Poor's 500 Index Option 5400.00 PUT JUN 18 26		(0.6)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(1.0)%
Standard & Poors Index Option PUT(s)				(2.1)%
Downside Hedge(s)				(2.1)%
Net Equivalent Equity Exposure		90.4%	(36.9)%	53.5%
Limited Maturity U.S. Treasury Notes				1.8%
Cash	Cash & Cash Equivalents (d)			7.7%
	Other (e)			37.0%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGWA-SEM

MFS® Managed Wealth Fund
Class B-MNWBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$84	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	37,759,846	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	13
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.5%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	29.8%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 19 25		(8.3)%
	Mini MSCI EAFE Index Future DEC 19 25		(13.1)%
	Mini Russell 1000 Value Index Future DEC 19 25		(13.4)%
Net Equity Exposure				55.6%
	Standard & Poor's 500 Index Option 5575.00 PUT MAR 20 26		(0.5)%
	Standard & Poor's 500 Index Option 5400.00 PUT JUN 18 26		(0.6)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(1.0)%
Standard & Poors Index Option PUT(s)				(2.1)%
Downside Hedge(s)				(2.1)%
Net Equivalent Equity Exposure		90.4%	(36.9)%	53.5%
Limited Maturity U.S. Treasury Notes				1.8%
Cash	Cash & Cash Equivalents (d)			7.7%
	Other (e)			37.0%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGWB-SEM

MFS® Managed Wealth Fund
Class C-MNWCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$84	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	37,759,846	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	13
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.5%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	29.8%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 19 25		(8.3)%
	Mini MSCI EAFE Index Future DEC 19 25		(13.1)%
	Mini Russell 1000 Value Index Future DEC 19 25		(13.4)%
Net Equity Exposure				55.6%
	Standard & Poor's 500 Index Option 5575.00 PUT MAR 20 26		(0.5)%
	Standard & Poor's 500 Index Option 5400.00 PUT JUN 18 26		(0.6)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(1.0)%
Standard & Poors Index Option PUT(s)				(2.1)%
Downside Hedge(s)				(2.1)%
Net Equivalent Equity Exposure		90.4%	(36.9)%	53.5%
Limited Maturity U.S. Treasury Notes				1.8%
Cash	Cash & Cash Equivalents (d)			7.7%
	Other (e)			37.0%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGWC-SEM

MFS® Managed Wealth Fund
Class I-MNWIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$34	0.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	37,759,846	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	13
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.5%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	29.8%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 19 25		(8.3)%
	Mini MSCI EAFE Index Future DEC 19 25		(13.1)%
	Mini Russell 1000 Value Index Future DEC 19 25		(13.4)%
Net Equity Exposure				55.6%
	Standard & Poor's 500 Index Option 5575.00 PUT MAR 20 26		(0.5)%
	Standard & Poor's 500 Index Option 5400.00 PUT JUN 18 26		(0.6)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(1.0)%
Standard & Poors Index Option PUT(s)				(2.1)%
Downside Hedge(s)				(2.1)%
Net Equivalent Equity Exposure		90.4%	(36.9)%	53.5%
Limited Maturity U.S. Treasury Notes				1.8%
Cash	Cash & Cash Equivalents (d)			7.7%
	Other (e)			37.0%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGWI-SEM

MFS® Managed Wealth Fund
Class R1-MNWRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$84	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	37,759,846	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	13
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.5%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	29.8%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 19 25		(8.3)%
	Mini MSCI EAFE Index Future DEC 19 25		(13.1)%
	Mini Russell 1000 Value Index Future DEC 19 25		(13.4)%
Net Equity Exposure				55.6%
	Standard & Poor's 500 Index Option 5575.00 PUT MAR 20 26		(0.5)%
	Standard & Poor's 500 Index Option 5400.00 PUT JUN 18 26		(0.6)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(1.0)%
Standard & Poors Index Option PUT(s)				(2.1)%
Downside Hedge(s)				(2.1)%
Net Equivalent Equity Exposure		90.4%	(36.9)%	53.5%
Limited Maturity U.S. Treasury Notes				1.8%
Cash	Cash & Cash Equivalents (d)			7.7%
	Other (e)			37.0%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGWR1-SEM

MFS® Managed Wealth Fund
Class R2-MNWSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$59	1.17%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	37,759,846	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	13
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.5%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	29.8%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 19 25		(8.3)%
	Mini MSCI EAFE Index Future DEC 19 25		(13.1)%
	Mini Russell 1000 Value Index Future DEC 19 25		(13.4)%
Net Equity Exposure				55.6%
	Standard & Poor's 500 Index Option 5575.00 PUT MAR 20 26		(0.5)%
	Standard & Poor's 500 Index Option 5400.00 PUT JUN 18 26		(0.6)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(1.0)%
Standard & Poors Index Option PUT(s)				(2.1)%
Downside Hedge(s)				(2.1)%
Net Equivalent Equity Exposure		90.4%	(36.9)%	53.5%
Limited Maturity U.S. Treasury Notes				1.8%
Cash	Cash & Cash Equivalents (d)			7.7%
	Other (e)			37.0%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGWR2-SEM

MFS® Managed Wealth Fund
Class R3-MNWTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$47	0.92%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	37,759,846	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	13
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.5%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	29.8%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 19 25		(8.3)%
	Mini MSCI EAFE Index Future DEC 19 25		(13.1)%
	Mini Russell 1000 Value Index Future DEC 19 25		(13.4)%
Net Equity Exposure				55.6%
	Standard & Poor's 500 Index Option 5575.00 PUT MAR 20 26		(0.5)%
	Standard & Poor's 500 Index Option 5400.00 PUT JUN 18 26		(0.6)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(1.0)%
Standard & Poors Index Option PUT(s)				(2.1)%
Downside Hedge(s)				(2.1)%
Net Equivalent Equity Exposure		90.4%	(36.9)%	53.5%
Limited Maturity U.S. Treasury Notes				1.8%
Cash	Cash & Cash Equivalents (d)			7.7%
	Other (e)			37.0%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGWR3-SEM

MFS® Managed Wealth Fund
Class R4-MNWUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$34	0.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	37,759,846	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	13
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.5%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	29.8%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 19 25		(8.3)%
	Mini MSCI EAFE Index Future DEC 19 25		(13.1)%
	Mini Russell 1000 Value Index Future DEC 19 25		(13.4)%
Net Equity Exposure				55.6%
	Standard & Poor's 500 Index Option 5575.00 PUT MAR 20 26		(0.5)%
	Standard & Poor's 500 Index Option 5400.00 PUT JUN 18 26		(0.6)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(1.0)%
Standard & Poors Index Option PUT(s)				(2.1)%
Downside Hedge(s)				(2.1)%
Net Equivalent Equity Exposure		90.4%	(36.9)%	53.5%
Limited Maturity U.S. Treasury Notes				1.8%
Cash	Cash & Cash Equivalents (d)			7.7%
	Other (e)			37.0%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGWR4-SEM

MFS® Managed Wealth Fund
Class R6-MNWZX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$30	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	37,759,846	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	13
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.5%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	29.8%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 19 25		(8.3)%
	Mini MSCI EAFE Index Future DEC 19 25		(13.1)%
	Mini Russell 1000 Value Index Future DEC 19 25		(13.4)%
Net Equity Exposure				55.6%
	Standard & Poor's 500 Index Option 5575.00 PUT MAR 20 26		(0.5)%
	Standard & Poor's 500 Index Option 5400.00 PUT JUN 18 26		(0.6)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(1.0)%
Standard & Poors Index Option PUT(s)				(2.1)%
Downside Hedge(s)				(2.1)%
Net Equivalent Equity Exposure		90.4%	(36.9)%	53.5%
Limited Maturity U.S. Treasury Notes				1.8%
Cash	Cash & Cash Equivalents (d)			7.7%
	Other (e)			37.0%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGWR6-SEM

MFS® International Large Cap Value Fund
Class A-MKVBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$51	0.96%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	7,352,609,300	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%
Issuer country weightings
United Kingdom	26.3%
Japan	15.7%
France	15.4%
Switzerland	7.5%
United States	5.8%
Ireland	4.7%
Germany	4.5%
Canada	4.4%
Netherlands	4.0%
Other Countries	11.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MKVA-SEM

MFS® International Large Cap Value Fund
Class C-MKVCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$91	1.71%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	7,352,609,300	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%
Issuer country weightings
United Kingdom	26.3%
Japan	15.7%
France	15.4%
Switzerland	7.5%
United States	5.8%
Ireland	4.7%
Germany	4.5%
Canada	4.4%
Netherlands	4.0%
Other Countries	11.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MKVC-SEM

MFS® International Large Cap Value Fund
Class I-MKVIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$38	0.71%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	7,352,609,300	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%
Issuer country weightings
United Kingdom	26.3%
Japan	15.7%
France	15.4%
Switzerland	7.5%
United States	5.8%
Ireland	4.7%
Germany	4.5%
Canada	4.4%
Netherlands	4.0%
Other Countries	11.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MKVI-SEM

MFS® International Large Cap Value Fund
Class R1-MKVDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$91	1.71%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	7,352,609,300	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%
Issuer country weightings
United Kingdom	26.3%
Japan	15.7%
France	15.4%
Switzerland	7.5%
United States	5.8%
Ireland	4.7%
Germany	4.5%
Canada	4.4%
Netherlands	4.0%
Other Countries	11.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MKVR1-SEM

MFS® International Large Cap Value Fund
Class R2-MKVEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$64	1.21%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	7,352,609,300	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%
Issuer country weightings
United Kingdom	26.3%
Japan	15.7%
France	15.4%
Switzerland	7.5%
United States	5.8%
Ireland	4.7%
Germany	4.5%
Canada	4.4%
Netherlands	4.0%
Other Countries	11.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MKVR2-SEM

MFS® International Large Cap Value Fund
Class R3-MKVFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$51	0.96%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	7,352,609,300	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%
Issuer country weightings
United Kingdom	26.3%
Japan	15.7%
France	15.4%
Switzerland	7.5%
United States	5.8%
Ireland	4.7%
Germany	4.5%
Canada	4.4%
Netherlands	4.0%
Other Countries	11.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MKVR3-SEM

MFS® International Large Cap Value Fund
Class R4-MKVGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$38	0.71%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	7,352,609,300	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%
Issuer country weightings
United Kingdom	26.3%
Japan	15.7%
France	15.4%
Switzerland	7.5%
United States	5.8%
Ireland	4.7%
Germany	4.5%
Canada	4.4%
Netherlands	4.0%
Other Countries	11.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MKVR4-SEM

MFS® International Large Cap Value Fund
Class R6-MKVHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$36	0.67%
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	7,352,609,300	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%
Issuer country weightings
United Kingdom	26.3%
Japan	15.7%
France	15.4%
Switzerland	7.5%
United States	5.8%
Ireland	4.7%
Germany	4.5%
Canada	4.4%
Netherlands	4.0%
Other Countries	11.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MKVR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund
Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Conservative Allocation Fund

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 59.3%
MFS Emerging Markets Debt Fund - Class R6	5,828,945	$73,911,026
MFS Emerging Markets Debt Local Currency Fund - Class R6	12,361,295	73,920,543
MFS Global Opportunistic Bond Fund - Class R6	31,006,729	257,665,922
MFS Government Securities Fund - Class R6	41,370,703	362,821,063
MFS High Income Fund - Class R6	47,047,102	147,727,902
MFS Inflation-Adjusted Bond Fund - Class R6	39,674,562	366,592,949
MFS Limited Maturity Fund - Class R6	62,358,558	368,539,076
MFS Total Return Bond Fund - Class R6	55,012,316	534,169,591
		$2,185,348,072
International Equity Funds – 8.6%
MFS International Growth Fund - Class R6	1,176,115	$58,523,477
MFS International Intrinsic Value Fund - Class R6	1,268,501	59,518,078
MFS International Large Cap Value Fund - Class R6	3,370,678	59,492,459
MFS Research International Fund - Class R6	5,189,046	138,547,527
		$316,081,541
Non-Traditional Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	17,986,822	$74,825,181
MFS Global Real Estate Fund - Class R6	4,389,410	73,829,871
		$148,655,052
U.S. Equity Funds – 26.6%
MFS Growth Fund - Class R6	853,760	$193,359,548
MFS Mid Cap Growth Fund - Class R6	4,362,695	144,666,964
MFS Mid Cap Value Fund - Class R6	4,408,460	148,917,765
MFS New Discovery Fund - Class R6 (a)	1,062,299	37,658,504
MFS New Discovery Value Fund - Class R6	2,035,793	36,929,295
MFS Research Fund - Class R6	2,996,220	195,383,482
MFS Value Fund - Class R6	4,194,232	223,468,679
		$980,384,237
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.01% (v)	56,435,879	$56,447,166
Total Mutual Funds (Identified Cost, $2,846,663,853)		$3,686,916,068
Other Assets, Less Liabilities – 0.0%		1,461,653
Net Assets – 100.0%		$3,688,377,721
See Portfolio Footnotes and Notes to Financial Statements
AAFFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Moderate Allocation Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 99.9%
Bond Funds – 39.2%
MFS Emerging Markets Debt Fund - Class R6	15,550,389	$197,178,926
MFS Emerging Markets Debt Local Currency Fund - Class R6	21,967,967	131,368,444
MFS Global Opportunistic Bond Fund - Class R6	39,347,432	326,977,155
MFS Government Securities Fund - Class R6	72,490,304	635,739,963
MFS High Income Fund - Class R6	83,546,810	262,336,985
MFS Inflation-Adjusted Bond Fund - Class R6	49,368,653	456,166,356
MFS Total Return Bond Fund - Class R6	57,340,739	556,778,576
		$2,566,546,405
International Equity Funds – 13.6%
MFS Emerging Markets Equity Fund - Class R6	1,484,849	$67,694,268
MFS International Growth Fund - Class R6	2,731,019	135,895,506
MFS International Intrinsic Value Fund - Class R6	2,947,310	138,287,813
MFS International Large Cap Value Fund - Class R6	7,833,444	138,260,283
MFS International New Discovery Fund - Class R6	1,950,597	67,646,690
MFS Research International Fund - Class R6	12,790,269	341,500,185
		$889,284,745
Non-Traditional Funds – 6.1%
MFS Commodity Strategy Fund - Class R6	47,923,821	$199,363,096
MFS Global Real Estate Fund - Class R6	11,697,257	196,747,868
		$396,110,964
U.S. Equity Funds – 39.5%
MFS Growth Fund - Class R6	2,087,602	$472,800,086
MFS Mid Cap Growth Fund - Class R6	13,337,443	442,269,608
MFS Mid Cap Value Fund - Class R6	13,674,873	461,937,209
MFS New Discovery Fund - Class R6 (a)	2,833,086	100,432,893
MFS New Discovery Value Fund - Class R6	5,397,295	97,906,937
MFS Research Fund - Class R6	7,341,536	478,741,566
MFS Value Fund - Class R6	9,929,919	529,066,069
		$2,583,154,368
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.01% (v)	101,069,524	$101,089,738
Total Mutual Funds (Identified Cost, $4,279,162,102)		$6,536,186,220
Other Assets, Less Liabilities – 0.1%		3,855,361
Net Assets – 100.0%		$6,540,041,581
See Portfolio Footnotes and Notes to Financial Statements
AAFFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Growth Allocation Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 19.5%
MFS Emerging Markets Debt Fund - Class R6	15,954,531	$202,303,459
MFS Emerging Markets Debt Local Currency Fund - Class R6	22,543,871	134,812,347
MFS Global Opportunistic Bond Fund - Class R6	24,205,810	201,150,285
MFS High Income Fund - Class R6	85,722,731	269,169,376
MFS Inflation-Adjusted Bond Fund - Class R6	36,157,287	334,093,328
MFS Total Return Bond Fund - Class R6	17,300,282	167,985,735
		$1,309,514,530
International Equity Funds – 20.6%
MFS Emerging Markets Equity Fund - Class R6	2,988,292	$136,236,249
MFS International Growth Fund - Class R6	4,141,239	206,068,042
MFS International Intrinsic Value Fund - Class R6	4,480,513	210,225,680
MFS International Large Cap Value Fund - Class R6	11,901,251	210,057,077
MFS International New Discovery Fund - Class R6	3,946,226	136,855,110
MFS Research International Fund - Class R6	18,126,006	483,964,363
		$1,383,406,521
Non-Traditional Funds – 8.0%
MFS Commodity Strategy Fund - Class R6	65,559,408	$272,727,139
MFS Global Real Estate Fund - Class R6	15,961,480	268,472,086
		$541,199,225
U.S. Equity Funds – 50.4%
MFS Growth Fund - Class R6	2,723,330	$616,779,705
MFS Mid Cap Growth Fund - Class R6	17,622,647	584,366,993
MFS Mid Cap Value Fund - Class R6	18,048,835	609,689,642
MFS New Discovery Fund - Class R6 (a)	3,876,167	137,410,140
MFS New Discovery Value Fund - Class R6	7,384,469	133,954,260
MFS Research Fund - Class R6	9,596,818	625,808,510
MFS Value Fund - Class R6	12,748,325	679,230,736
		$3,387,239,986
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.01% (v)	99,364,381	$99,384,254
Total Mutual Funds (Identified Cost, $3,685,788,090)		$6,720,744,516
Other Assets, Less Liabilities – 0.0%		2,957,277
Net Assets – 100.0%		$6,723,701,793
See Portfolio Footnotes and Notes to Financial Statements
AAFFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Aggressive Growth Allocation Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
International Equity Funds – 30.6%
MFS Emerging Markets Equity Fund - Class R6	1,980,653	$90,297,965
MFS International Growth Fund - Class R6	3,031,690	150,856,872
MFS International Intrinsic Value Fund - Class R6	3,267,305	153,301,966
MFS International Large Cap Value Fund - Class R6	8,675,993	153,131,277
MFS International New Discovery Fund - Class R6	3,470,803	120,367,451
MFS Research International Fund - Class R6	9,116,247	243,403,807
		$911,359,338
Non-Traditional Funds – 9.9%
MFS Commodity Strategy Fund - Class R6	35,922,172	$149,436,233
MFS Global Real Estate Fund - Class R6	8,733,703	146,900,886
		$296,337,119
U.S. Equity Funds – 58.5%
MFS Growth Fund - Class R6	1,478,007	$334,739,000
MFS Mid Cap Growth Fund - Class R6	8,730,263	289,495,514
MFS Mid Cap Value Fund - Class R6	8,886,577	300,188,566
MFS New Discovery Fund - Class R6 (a)	2,147,760	76,138,086
MFS New Discovery Value Fund - Class R6	4,128,640	74,893,524
MFS Research Fund - Class R6	4,716,587	307,568,679
MFS Value Fund - Class R6	6,733,714	358,772,313
		$1,741,795,682
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 4.01% (v)	29,854,257	$29,860,228
Total Mutual Funds (Identified Cost, $1,453,521,168)		$2,979,352,367
Other Assets, Less Liabilities – 0.0%		146,960
Net Assets – 100.0%		$2,979,499,327
Portfolio Footnotes:
(a)
Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Conservative Allocation Fund	$3,686,916,068
MFS Moderate Allocation Fund	6,536,186,220
MFS Growth Allocation Fund	6,720,744,516
MFS Aggressive Growth Allocation Fund	2,979,352,367
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
AAFFS-SEM

Financial Statements
Statements of Assets and Liabilities
At 11/30/25 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments in affiliated issuers, at value (identified cost, $2,846,663,853, $4,279,162,102, $3,685,788,090, and $1,453,521,168, respectively)	$3,686,916,068	$6,536,186,220	$6,720,744,516	$2,979,352,367
Receivables for
Investments sold	3,004,724	8,767,888	4,846,046	4,011,797
Fund shares sold	12,446,022	4,350,967	5,808,139	3,691,968
Receivable from investment adviser	—	43,129	71,221	—
Other assets	—	—	190	452
Total assets	$3,702,366,814	$6,549,348,204	$6,731,470,112	$2,987,056,584
Liabilities
Payables for
Investments purchased	$10,154,053	$1,550,951	$2,327,453	$1,397,121
Fund shares reacquired	2,944,273	6,239,636	3,794,384	5,359,704
Payable to affiliates
Administrative services fee	240	240	240	240
Shareholder servicing costs	630,559	1,105,227	1,226,265	578,822
Distribution and service fees	118,670	226,944	232,452	103,194
Payable for independent Trustees' compensation	1,511	1,216	—	—
Accrued expenses and other liabilities	139,787	182,409	187,525	118,176
Total liabilities	$13,989,093	$9,306,623	$7,768,319	$7,557,257
Net assets	$3,688,377,721	$6,540,041,581	$6,723,701,793	$2,979,499,327
Net assets consist of
Paid-in capital	$2,864,287,936	$4,125,220,480	$3,429,222,480	$1,327,659,725
Total distributable earnings (loss)	824,089,785	2,414,821,101	3,294,479,313	1,651,839,602
Net assets	$3,688,377,721	$6,540,041,581	$6,723,701,793	$2,979,499,327

Statements of Assets and Liabilities (unaudited) – continued
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$2,629,613,584	$5,177,741,830	$5,125,481,556	$1,856,003,681
Class B	4,594,338	9,895,317	13,987,967	7,404,639
Class C	170,139,012	279,533,838	332,652,117	240,764,901
Class I	366,304,154	405,127,435	399,900,919	276,737,826
Class R1	7,303,264	14,860,403	14,725,067	10,899,851
Class R2	31,693,555	72,527,408	84,882,208	39,506,816
Class R3	58,870,244	117,251,263	97,220,591	74,847,726
Class R4	292,020,621	154,946,550	199,482,750	131,896,646
Class R6	127,838,949	308,157,537	455,368,618	341,437,241
Total net assets	$3,688,377,721	$6,540,041,581	$6,723,701,793	$2,979,499,327
Shares of beneficial interest outstanding
Class A	149,910,264	244,114,900	188,676,280	54,676,905
Class B	262,469	472,857	515,782	221,880
Class C	9,882,396	13,535,361	12,572,449	7,381,674
Class I	20,620,644	18,727,070	14,499,444	7,952,053
Class R1	436,351	742,888	574,305	340,074
Class R2	1,877,197	3,526,034	3,224,685	1,197,711
Class R3	3,392,750	5,587,694	3,617,833	2,225,382
Class R4	16,627,352	7,313,093	7,334,735	3,859,400
Class R6	7,196,003	14,244,473	16,497,049	9,806,405
Total shares of beneficial interest outstanding	210,205,426	308,264,370	247,512,562	87,661,484
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$17.54	$21.21	$27.17	$33.94
Offering price per share (100 / 94.25 x net asset value per share)	$18.61	$22.50	$28.83	$36.01
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$17.50	$20.93	$27.12	$33.37
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$17.22	$20.65	$26.46	$32.62
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.76	$21.63	$27.58	$34.80
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.74	$20.00	$25.64	$32.05
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.88	$20.57	$26.32	$32.99
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.35	$20.98	$26.87	$33.63
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.56	$21.19	$27.20	$34.18

Statements of Assets and Liabilities (unaudited) – continued
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.77	$21.63	$27.60	$34.82
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Six months ended 11/30/25 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income (loss)
Dividends from affiliated issuers	$52,292,455	$63,383,156	$38,669,103	$4,052,528
Expenses
Distribution and service fees	$4,393,959	$8,376,706	$8,558,848	$3,796,794
Shareholder servicing costs	1,374,150	2,555,208	2,854,618	1,379,398
Administrative services fee	8,775	8,775	8,775	8,775
Independent Trustees' compensation	39,764	68,156	68,153	30,297
Custodian fee	36,711	55,331	50,389	24,785
Shareholder communications	46,572	83,458	103,485	49,783
Audit and tax fees	24,904	25,516	24,711	24,634
Legal fees	9,360	16,544	16,604	7,255
Miscellaneous	135,806	160,404	157,959	118,867
Total expenses	$6,070,001	$11,350,098	$11,843,542	$5,440,588
Reduction of expenses by investment adviser and distributor	(437)	(274,447)	(453,014)	(4,889)
Net expenses	$6,069,564	$11,075,651	$11,390,528	$5,435,699
Net investment income (loss)	$46,222,891	$52,307,505	$27,278,575	$(1,383,171)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$1,569,597	$55,673,173	$48,361,951	$12,284,772
Capital gain distributions from affiliated issuers	4,735,599	11,768,827	15,580,210	8,651,150
Net realized gain (loss)	$6,305,196	$67,442,000	$63,942,161	$20,935,922
Change in unrealized appreciation or depreciation
Affiliated issuers	$163,514,151	$330,909,526	$423,243,458	$227,775,214
Net realized and unrealized gain (loss)	$169,819,347	$398,351,526	$487,185,619	$248,711,136
Change in net assets from operations	$216,042,238	$450,659,031	$514,464,194	$247,327,965
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 11/30/25 (unaudited)	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets
From operations
Net investment income (loss)	$46,222,891	$52,307,505	$27,278,575	$(1,383,171)
Net realized gain (loss)	6,305,196	67,442,000	63,942,161	20,935,922
Net unrealized gain (loss)	163,514,151	330,909,526	423,243,458	227,775,214
Change in net assets from operations	$216,042,238	$450,659,031	$514,464,194	$247,327,965
Total distributions to shareholders	$(43,548,486)	$(48,930,763)	$—	$—
Change in net assets from fund share transactions	$(136,256,198)	$(272,492,786)	$(279,053,309)	$(128,497,000)
Total change in net assets	$36,237,554	$129,235,482	$235,410,885	$118,830,965
Net assets
At beginning of period	3,652,140,167	6,410,806,099	6,488,290,908	2,860,668,362
At end of period	$3,688,377,721	$6,540,041,581	$6,723,701,793	$2,979,499,327

Year ended 5/31/25	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets
From operations
Net investment income (loss)	$111,424,455	$160,890,320	$128,225,764	$36,887,487
Net realized gain (loss)	120,865,574	318,254,246	372,839,065	180,987,905
Net unrealized gain (loss)	22,874,201	44,772,127	63,401,629	41,335,851
Change in net assets from operations	$255,164,230	$523,916,693	$564,466,458	$259,211,243
Total distributions to shareholders	$(244,424,555)	$(432,398,392)	$(372,077,446)	$(134,061,228)
Change in net assets from fund share transactions	$(118,385,306)	$(311,478,667)	$(246,522,002)	$(57,162,528)
Total change in net assets	$(107,645,631)	$(219,960,366)	$(54,132,990)	$67,987,487
Net assets
At beginning of period	3,759,785,798	6,630,766,465	6,542,423,898	2,792,680,875
At end of period	$3,652,140,167	$6,410,806,099	$6,488,290,908	$2,860,668,362
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS Conservative Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
Class A	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.74	$16.71	$15.71	$16.53	$18.19	$15.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.50	$0.46	$0.42	$0.51	$0.26
Net realized and unrealized gain (loss)	0.79	0.66	1.10	(0.70)	(1.50)	2.43
Total from investment operations	$1.00	$1.16	$1.56	$(0.28)	$(0.99)	$2.69
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.52)	$(0.44)	$(0.42)	$(0.47)	$(0.27)
From net realized gain	—	(0.61)	(0.12)	(0.12)	(0.20)	(0.21)
Total distributions declared to shareholders	$(0.20)	$(1.13)	$(0.56)	$(0.54)	$(0.67)	$(0.48)
Net asset value, end of period (x)	$17.54	$16.74	$16.71	$15.71	$16.53	$18.19
Total return (%) (r)(s)(t)(x)	6.02 (n)	7.09	10.05	(1.61)	(5.80)	17.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.34 (a)	0.34	0.34	0.34	0.34	0.32
Expenses after expense reductions (h)	0.34 (a)	0.34	0.34	0.34	0.34	0.32
Net investment income (loss) (l)	2.48 (a)	2.98	2.82	2.67	2.83	1.51
Portfolio turnover rate	1 (n)	5	3	4	9	6
Net assets at end of period (000 omitted)	$2,629,614	$2,584,127	$2,634,559	$2,605,100	$2,760,128	$2,471,451

See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Six months ended	Year ended
Class B	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.70	$16.65	$15.65	$16.44	$18.09	$15.89
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.38	$0.34	$0.30	$0.36	$0.13
Net realized and unrealized gain (loss)	0.78	0.65	1.09	(0.69)	(1.49)	2.42
Total from investment operations	$0.93	$1.03	$1.43	$(0.39)	$(1.13)	$2.55
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.37)	$(0.31)	$(0.28)	$(0.32)	$(0.14)
From net realized gain	—	(0.61)	(0.12)	(0.12)	(0.20)	(0.21)
Total distributions declared to shareholders	$(0.13)	$(0.98)	$(0.43)	$(0.40)	$(0.52)	$(0.35)
Net asset value, end of period (x)	$17.50	$16.70	$16.65	$15.65	$16.44	$18.09
Total return (%) (r)(s)(t)(x)	5.60 (n)	6.30	9.18	(2.27)	(6.53)	16.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09 (a)	1.09	1.09	1.09	1.09	1.07
Expenses after expense reductions (h)	N/A	N/A	N/A	1.09	1.09	1.07
Net investment income (loss) (l)	1.74 (a)	2.26	2.09	1.93	2.02	0.79
Portfolio turnover rate	1 (n)	5	3	4	9	6
Net assets at end of period (000 omitted)	$4,594	$5,633	$10,641	$17,274	$28,023	$45,913

	Six months ended	Year ended
Class C	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.43	$16.42	$15.44	$16.24	$17.88	$15.71
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.37	$0.33	$0.30	$0.37	$0.14
Net realized and unrealized gain (loss)	0.78	0.64	1.09	(0.69)	(1.48)	2.38
Total from investment operations	$0.93	$1.01	$1.42	$(0.39)	$(1.11)	$2.52
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.39)	$(0.32)	$(0.29)	$(0.33)	$(0.14)
From net realized gain	—	(0.61)	(0.12)	(0.12)	(0.20)	(0.21)
Total distributions declared to shareholders	$(0.14)	$(1.00)	$(0.44)	$(0.41)	$(0.53)	$(0.35)
Net asset value, end of period (x)	$17.22	$16.43	$16.42	$15.44	$16.24	$17.88
Total return (%) (r)(s)(t)(x)	5.66 (n)	6.25	9.24	(2.31)	(6.50)	16.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09 (a)	1.09	1.09	1.09	1.09	1.07
Expenses after expense reductions (h)	1.09 (a)	1.09	N/A	1.09	1.09	1.07
Net investment income (loss) (l)	1.74 (a)	2.25	2.08	1.92	2.07	0.80
Portfolio turnover rate	1 (n)	5	3	4	9	6
Net assets at end of period (000 omitted)	$170,139	$184,123	$230,461	$282,608	$392,290	$484,043

See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Six months ended	Year ended
Class I	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.95	$16.91	$15.89	$16.71	$18.38	$16.14
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.24	$0.55	$0.50	$0.46	$0.55	$0.31
Net realized and unrealized gain (loss)	0.79	0.66	1.12	(0.71)	(1.51)	2.45
Total from investment operations	$1.03	$1.21	$1.62	$(0.25)	$(0.96)	$2.76
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.56)	$(0.48)	$(0.45)	$(0.51)	$(0.31)
From net realized gain	—	(0.61)	(0.12)	(0.12)	(0.20)	(0.21)
Total distributions declared to shareholders	$(0.22)	$(1.17)	$(0.60)	$(0.57)	$(0.71)	$(0.52)
Net asset value, end of period (x)	$17.76	$16.95	$16.91	$15.89	$16.71	$18.38
Total return (%) (r)(s)(t)(x)	6.13 (n)	7.33	10.34	(1.34)	(5.57)	17.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09 (a)	0.09	0.09	0.09	0.09	0.07
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	0.09	N/A
Net investment income (loss) (l)	2.73 (a)	3.23	3.07	2.91	3.06	1.79
Portfolio turnover rate	1 (n)	5	3	4	9	6
Net assets at end of period (000 omitted)	$366,304	$362,951	$389,407	$400,796	$508,191	$519,688

	Six months ended	Year ended
Class R1	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$15.98	$16.00	$15.06	$15.87	$17.49	$15.38
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.36	$0.32	$0.29	$0.35	$0.13
Net realized and unrealized gain (loss)	0.76	0.62	1.07	(0.68)	(1.44)	2.34
Total from investment operations	$0.90	$0.98	$1.39	$(0.39)	$(1.09)	$2.47
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.39)	$(0.33)	$(0.30)	$(0.33)	$(0.15)
From net realized gain	—	(0.61)	(0.12)	(0.12)	(0.20)	(0.21)
Total distributions declared to shareholders	$(0.14)	$(1.00)	$(0.45)	$(0.42)	$(0.53)	$(0.36)
Net asset value, end of period (x)	$16.74	$15.98	$16.00	$15.06	$15.87	$17.49
Total return (%) (r)(s)(t)(x)	5.65 (n)	6.26	9.28	(2.38)	(6.51)	16.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09 (a)	1.09	1.09	1.09	1.09	1.07
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	1.09	N/A
Net investment income (loss) (l)	1.73 (a)	2.24	2.10	1.94	2.03	0.78
Portfolio turnover rate	1 (n)	5	3	4	9	6
Net assets at end of period (000 omitted)	$7,303	$7,330	$8,754	$9,884	$11,188	$13,269

See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Six months ended	Year ended
Class R2	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.12	$16.13	$15.19	$15.99	$17.62	$15.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.45	$0.40	$0.37	$0.44	$0.21
Net realized and unrealized gain (loss)	0.75	0.62	1.06	(0.67)	(1.45)	2.36
Total from investment operations	$0.94	$1.07	$1.46	$(0.30)	$(1.01)	$2.57
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.47)	$(0.40)	$(0.38)	$(0.42)	$(0.23)
From net realized gain	—	(0.61)	(0.12)	(0.12)	(0.20)	(0.21)
Total distributions declared to shareholders	$(0.18)	$(1.08)	$(0.52)	$(0.50)	$(0.62)	$(0.44)
Net asset value, end of period (x)	$16.88	$16.12	$16.13	$15.19	$15.99	$17.62
Total return (%) (r)(s)(t)(x)	5.88 (n)	6.83	9.73	(1.79)	(6.06)	16.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.59 (a)	0.59	0.59	0.59	0.59	0.57
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	0.59	N/A
Net investment income (loss) (l)	2.23 (a)	2.74	2.58	2.42	2.55	1.28
Portfolio turnover rate	1 (n)	5	3	4	9	6
Net assets at end of period (000 omitted)	$31,694	$31,969	$39,250	$42,000	$48,041	$54,728

	Six months ended	Year ended
Class R3	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.56	$16.54	$15.56	$16.37	$18.02	$15.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.50	$0.45	$0.42	$0.51	$0.26
Net realized and unrealized gain (loss)	0.78	0.65	1.09	(0.70)	(1.50)	2.40
Total from investment operations	$0.99	$1.15	$1.54	$(0.28)	$(0.99)	$2.66
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.52)	$(0.44)	$(0.41)	$(0.46)	$(0.27)
From net realized gain	—	(0.61)	(0.12)	(0.12)	(0.20)	(0.21)
Total distributions declared to shareholders	$(0.20)	$(1.13)	$(0.56)	$(0.53)	$(0.66)	$(0.48)
Net asset value, end of period (x)	$17.35	$16.56	$16.54	$15.56	$16.37	$18.02
Total return (%) (r)(s)(t)(x)	6.02 (n)	7.10	10.01	(1.57)	(5.81)	16.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.34 (a)	0.34	0.34	0.34	0.34	0.32
Expenses after expense reductions (h)	N/A	0.34	0.34	N/A	0.34	N/A
Net investment income (loss) (l)	2.48 (a)	2.98	2.81	2.67	2.84	1.53
Portfolio turnover rate	1 (n)	5	3	4	9	6
Net assets at end of period (000 omitted)	$58,870	$58,410	$67,619	$77,250	$91,528	$109,177

See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Six months ended	Year ended
Class R4	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.76	$16.73	$15.73	$16.55	$18.21	$15.99
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.24	$0.54	$0.50	$0.45	$0.54	$0.31
Net realized and unrealized gain (loss)	0.78	0.66	1.10	(0.69)	(1.49)	2.43
Total from investment operations	$1.02	$1.20	$1.60	$(0.24)	$(0.95)	$2.74
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.56)	$(0.48)	$(0.46)	$(0.51)	$(0.31)
From net realized gain	—	(0.61)	(0.12)	(0.12)	(0.20)	(0.21)
Total distributions declared to shareholders	$(0.22)	$(1.17)	$(0.60)	$(0.58)	$(0.71)	$(0.52)
Net asset value, end of period (x)	$17.56	$16.76	$16.73	$15.73	$16.55	$18.21
Total return (%) (r)(s)(t)(x)	6.14 (n)	7.35	10.32	(1.35)	(5.57)	17.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09 (a)	0.09	0.09	0.09	0.09	0.07
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	0.09	N/A
Net investment income (loss) (l)	2.73 (a)	3.21	3.07	2.89	3.00	1.77
Portfolio turnover rate	1 (n)	5	3	4	9	6
Net assets at end of period (000 omitted)	$292,021	$299,268	$275,572	$279,463	$267,840	$269,196

	Six months ended	Year ended
Class R6	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22(i)
Net asset value, beginning of period	$16.95	$16.91	$15.89	$16.71	$18.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.24	$0.56	$0.51	$0.47	$0.16
Net realized and unrealized gain (loss)	0.81	0.66	1.12	(0.70)	(1.39)
Total from investment operations	$1.05	$1.22	$1.63	$(0.23)	$(1.23)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.57)	$(0.49)	$(0.47)	$(0.40)
From net realized gain	—	(0.61)	(0.12)	(0.12)	(0.20)
Total distributions declared to shareholders	$(0.23)	$(1.18)	$(0.61)	$(0.59)	$(0.60)
Net asset value, end of period (x)	$17.77	$16.95	$16.91	$15.89	$16.71
Total return (%) (r)(s)(t)(x)	6.23 (n)	7.40	10.41	(1.27)	(6.95)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.03 (a)	0.03	0.03	0.03	0.04 (a)
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	0.03 (a)
Net investment income (loss) (l)	2.79 (a)	3.29	3.14	2.95	1.44 (a)
Portfolio turnover rate	1 (n)	5	3	4	9
Net assets at end of period (000 omitted)	$127,839	$118,328	$103,522	$85,950	$66,370

See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)
Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
Class A	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$19.94	$19.69	$18.07	$19.22	$21.57	$18.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.49	$0.43	$0.44	$0.63	$0.25
Net realized and unrealized gain (loss)	1.26	1.10	1.97	(0.85)	(1.79)	4.04
Total from investment operations	$1.43	$1.59	$2.40	$(0.41)	$(1.16)	$4.29
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.50)	$(0.42)	$(0.45)	$(0.61)	$(0.24)
From net realized gain	—	(0.84)	(0.36)	(0.29)	(0.58)	(0.50)
Total distributions declared to shareholders	$(0.16)	$(1.34)	$(0.78)	$(0.74)	$(1.19)	$(0.74)
Net asset value, end of period (x)	$21.21	$19.94	$19.69	$18.07	$19.22	$21.57
Total return (%) (r)(s)(t)(x)	7.17 (n)	8.30	13.48	(1.99)	(5.96)	24.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.34 (a)	0.35	0.35	0.34	0.36	0.33
Expenses after expense reductions (h)	0.34 (a)	0.34	0.34	0.33	0.35	0.33
Net investment income (loss) (l)	1.60 (a)	2.45	2.28	2.44	2.99	1.23
Portfolio turnover rate	3 (n)	6	4	2	11	7
Net assets at end of period (000 omitted)	$5,177,742	$5,024,225	$5,030,342	$4,676,731	$4,812,425	$4,687,031

See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Six months ended	Year ended
Class B	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$19.67	$19.42	$17.81	$18.93	$21.28	$17.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.34	$0.28	$0.31	$0.46	$0.10
Net realized and unrealized gain (loss)	1.24	1.08	1.95	(0.84)	(1.76)	3.99
Total from investment operations	$1.33	$1.42	$2.23	$(0.53)	$(1.30)	$4.09
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.33)	$(0.26)	$(0.30)	$(0.47)	$(0.10)
From net realized gain	—	(0.84)	(0.36)	(0.29)	(0.58)	(0.50)
Total distributions declared to shareholders	$(0.07)	$(1.17)	$(0.62)	$(0.59)	$(1.05)	$(0.60)
Net asset value, end of period (x)	$20.93	$19.67	$19.42	$17.81	$18.93	$21.28
Total return (%) (r)(s)(t)(x)	6.75 (n)	7.48	12.67	(2.69)	(6.67)	23.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09 (a)	1.10	1.10	1.09	1.11	1.08
Expenses after expense reductions (h)	1.08 (a)	1.09	1.09	1.08	1.10	1.08
Net investment income (loss) (l)	0.86 (a)	1.75	1.53	1.71	2.20	0.50
Portfolio turnover rate	3 (n)	6	4	2	11	7
Net assets at end of period (000 omitted)	$9,895	$13,652	$26,965	$43,399	$69,914	$116,059

	Six months ended	Year ended
Class C	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$19.42	$19.21	$17.64	$18.76	$21.10	$17.65
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.33	$0.28	$0.30	$0.46	$0.10
Net realized and unrealized gain (loss)	1.22	1.07	1.92	(0.83)	(1.75)	3.95
Total from investment operations	$1.31	$1.40	$2.20	$(0.53)	$(1.29)	$4.05
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.35)	$(0.27)	$(0.30)	$(0.47)	$(0.10)
From net realized gain	—	(0.84)	(0.36)	(0.29)	(0.58)	(0.50)
Total distributions declared to shareholders	$(0.08)	$(1.19)	$(0.63)	$(0.59)	$(1.05)	$(0.60)
Net asset value, end of period (x)	$20.65	$19.42	$19.21	$17.64	$18.76	$21.10
Total return (%) (r)(s)(t)(x)	6.75 (n)	7.46	12.64	(2.67)	(6.66)	23.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09 (a)	1.10	1.10	1.09	1.11	1.08
Expenses after expense reductions (h)	1.08 (a)	1.09	1.09	1.08	1.10	1.08
Net investment income (loss) (l)	0.85 (a)	1.71	1.53	1.70	2.22	0.53
Portfolio turnover rate	3 (n)	6	4	2	11	7
Net assets at end of period (000 omitted)	$279,534	$291,163	$357,049	$403,805	$537,508	$721,781

See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Six months ended	Year ended
Class I	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$20.34	$20.06	$18.39	$19.55	$21.91	$18.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.55	$0.49	$0.50	$0.70	$0.30
Net realized and unrealized gain (loss)	1.27	1.12	2.00	(0.88)	(1.82)	4.11
Total from investment operations	$1.47	$1.67	$2.49	$(0.38)	$(1.12)	$4.41
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.55)	$(0.46)	$(0.49)	$(0.66)	$(0.29)
From net realized gain	—	(0.84)	(0.36)	(0.29)	(0.58)	(0.50)
Total distributions declared to shareholders	$(0.18)	$(1.39)	$(0.82)	$(0.78)	$(1.24)	$(0.79)
Net asset value, end of period (x)	$21.63	$20.34	$20.06	$18.39	$19.55	$21.91
Total return (%) (r)(s)(t)(x)	7.26 (n)	8.57	13.79	(1.76)	(5.69)	24.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09 (a)	0.10	0.10	0.09	0.11	0.08
Expenses after expense reductions (h)	0.09 (a)	0.09	0.09	0.08	0.10	N/A
Net investment income (loss) (l)	1.85 (a)	2.70	2.53	2.69	3.26	1.50
Portfolio turnover rate	3 (n)	6	4	2	11	7
Net assets at end of period (000 omitted)	$405,127	$387,346	$422,766	$416,670	$448,966	$476,798

	Six months ended	Year ended
Class R1	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$18.82	$18.65	$17.15	$18.27	$20.58	$17.23
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.31	$0.28	$0.29	$0.45	$0.09
Net realized and unrealized gain (loss)	1.18	1.06	1.86	(0.81)	(1.70)	3.87
Total from investment operations	$1.26	$1.37	$2.14	$(0.52)	$(1.25)	$3.96
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.36)	$(0.28)	$(0.31)	$(0.48)	$(0.11)
From net realized gain	—	(0.84)	(0.36)	(0.29)	(0.58)	(0.50)
Total distributions declared to shareholders	$(0.08)	$(1.20)	$(0.64)	$(0.60)	$(1.06)	$(0.61)
Net asset value, end of period (x)	$20.00	$18.82	$18.65	$17.15	$18.27	$20.58
Total return (%) (r)(s)(t)(x)	6.72 (n)	7.50	12.65	(2.70)	(6.65)	23.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09 (a)	1.10	1.10	1.09	1.11	1.08
Expenses after expense reductions (h)	1.08 (a)	1.09	1.09	1.08	1.10	N/A
Net investment income (loss) (l)	0.84 (a)	1.66	1.56	1.69	2.21	0.49
Portfolio turnover rate	3 (n)	6	4	2	11	7
Net assets at end of period (000 omitted)	$14,860	$15,505	$18,754	$21,036	$25,035	$26,919

See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Six months ended	Year ended
Class R2	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$19.35	$19.14	$17.58	$18.72	$21.04	$17.59
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.43	$0.37	$0.39	$0.56	$0.20
Net realized and unrealized gain (loss)	1.21	1.07	1.92	(0.84)	(1.74)	3.95
Total from investment operations	$1.35	$1.50	$2.29	$(0.45)	$(1.18)	$4.15
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.45)	$(0.37)	$(0.40)	$(0.56)	$(0.20)
From net realized gain	—	(0.84)	(0.36)	(0.29)	(0.58)	(0.50)
Total distributions declared to shareholders	$(0.13)	$(1.29)	$(0.73)	$(0.69)	$(1.14)	$(0.70)
Net asset value, end of period (x)	$20.57	$19.35	$19.14	$17.58	$18.72	$21.04
Total return (%) (r)(s)(t)(x)	7.00 (n)	8.06	13.22	(2.24)	(6.20)	23.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.59 (a)	0.60	0.60	0.59	0.61	0.58
Expenses after expense reductions (h)	0.59 (a)	0.59	0.59	0.58	0.60	0.58
Net investment income (loss) (l)	1.35 (a)	2.21	2.02	2.18	2.70	1.01
Portfolio turnover rate	3 (n)	6	4	2	11	7
Net assets at end of period (000 omitted)	$72,527	$77,807	$86,169	$94,299	$107,117	$128,654

	Six months ended	Year ended
Class R3	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$19.73	$19.50	$17.90	$19.04	$21.38	$17.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.49	$0.42	$0.44	$0.63	$0.25
Net realized and unrealized gain (loss)	1.25	1.08	1.96	(0.85)	(1.78)	4.01
Total from investment operations	$1.41	$1.57	$2.38	$(0.41)	$(1.15)	$4.26
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.50)	$(0.42)	$(0.44)	$(0.61)	$(0.24)
From net realized gain	—	(0.84)	(0.36)	(0.29)	(0.58)	(0.50)
Total distributions declared to shareholders	$(0.16)	$(1.34)	$(0.78)	$(0.73)	$(1.19)	$(0.74)
Net asset value, end of period (x)	$20.98	$19.73	$19.50	$17.90	$19.04	$21.38
Total return (%) (r)(s)(t)(x)	7.15 (n)	8.27	13.49	(1.96)	(5.97)	24.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.34 (a)	0.35	0.35	0.34	0.36	0.33
Expenses after expense reductions (h)	0.34 (a)	0.34	0.34	0.33	0.35	N/A
Net investment income (loss) (l)	1.60 (a)	2.48	2.27	2.44	2.97	1.24
Portfolio turnover rate	3 (n)	6	4	2	11	7
Net assets at end of period (000 omitted)	$117,251	$118,078	$157,588	$163,134	$196,975	$250,644

See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Six months ended	Year ended
Class R4	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$19.92	$19.67	$18.05	$19.20	$21.55	$18.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.54	$0.48	$0.49	$0.69	$0.30
Net realized and unrealized gain (loss)	1.26	1.10	1.96	(0.86)	(1.80)	4.04
Total from investment operations	$1.45	$1.64	$2.44	$(0.37)	$(1.11)	$4.34
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.55)	$(0.46)	$(0.49)	$(0.66)	$(0.29)
From net realized gain	—	(0.84)	(0.36)	(0.29)	(0.58)	(0.50)
Total distributions declared to shareholders	$(0.18)	$(1.39)	$(0.82)	$(0.78)	$(1.24)	$(0.79)
Net asset value, end of period (x)	$21.19	$19.92	$19.67	$18.05	$19.20	$21.55
Total return (%) (r)(s)(t)(x)	7.31 (n)	8.58	13.77	(1.74)	(5.74)	24.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09 (a)	0.10	0.10	0.09	0.11	0.08
Expenses after expense reductions (h)	0.09 (a)	0.09	0.09	0.08	0.10	N/A
Net investment income (loss) (l)	1.85 (a)	2.73	2.54	2.72	3.24	1.49
Portfolio turnover rate	3 (n)	6	4	2	11	7
Net assets at end of period (000 omitted)	$154,947	$172,596	$226,037	$247,048	$296,478	$334,080

	Six months ended	Year ended
Class R6	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22(i)
Net asset value, beginning of period	$20.34	$20.06	$18.39	$19.55	$22.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.57	$0.50	$0.51	$0.15
Net realized and unrealized gain (loss)	1.28	1.12	2.01	(0.88)	(1.67)
Total from investment operations	$1.48	$1.69	$2.51	$(0.37)	$(1.52)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.57)	$(0.48)	$(0.50)	$(0.57)
From net realized gain	—	(0.84)	(0.36)	(0.29)	(0.58)
Total distributions declared to shareholders	$(0.19)	$(1.41)	$(0.84)	$(0.79)	$(1.15)
Net asset value, end of period (x)	$21.63	$20.34	$20.06	$18.39	$19.55
Total return (%) (r)(s)(t)(x)	7.29 (n)	8.64	13.87	(1.69)	(7.39)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.03 (a)	0.03	0.03	0.03	0.03 (a)
Expenses after expense reductions (h)	0.02 (a)	0.02	0.02	0.02	0.02 (a)
Net investment income (loss) (l)	1.91 (a)	2.78	2.60	2.74	1.12 (a)
Portfolio turnover rate	3 (n)	6	4	2	11
Net assets at end of period (000 omitted)	$308,158	$310,434	$305,097	$233,967	$207,850

See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)
Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
Class A	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$25.14	$24.45	$21.60	$23.06	$26.18	$20.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.49	$0.41	$0.49	$0.83	$0.23
Net realized and unrealized gain (loss)	1.92	1.65	3.28	(0.99)	(2.10)	6.25
Total from investment operations	$2.03	$2.14	$3.69	$(0.50)	$(1.27)	$6.48
Less distributions declared to shareholders
From net investment income	$—	$(0.50)	$(0.39)	$(0.48)	$(0.83)	$(0.23)
From net realized gain	—	(0.95)	(0.45)	(0.48)	(1.02)	(0.64)
Total distributions declared to shareholders	$—	$(1.45)	$(0.84)	$(0.96)	$(1.85)	$(0.87)
Net asset value, end of period (x)	$27.17	$25.14	$24.45	$21.60	$23.06	$26.18
Total return (%) (r)(s)(t)(x)	8.07 (n)	8.98	17.32	(1.97)	(5.64)	31.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35 (a)	0.36	0.36	0.36	0.37	0.35
Expenses after expense reductions (h)	0.34 (a)	0.34	0.35	0.34	0.35	0.35
Net investment income (loss) (l)	0.81 (a)	1.96	1.77	2.25	3.24	0.96
Portfolio turnover rate	3 (n)	5	4	2	11	7
Net assets at end of period (000 omitted)	$5,125,482	$4,897,596	$4,774,614	$4,249,189	$4,361,480	$4,279,764

See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Six months ended	Year ended
Class B	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$25.20	$24.42	$21.53	$22.92	$25.99	$20.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.31	$0.23	$0.33	$0.63	$0.05
Net realized and unrealized gain (loss)	1.91	1.66	3.27	(0.98)	(2.10)	6.21
Total from investment operations	$1.92	$1.97	$3.50	$(0.65)	$(1.47)	$6.26
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.16)	$(0.26)	$(0.58)	$(0.02)
From net realized gain	—	(0.95)	(0.45)	(0.48)	(1.02)	(0.64)
Total distributions declared to shareholders	$—	$(1.19)	$(0.61)	$(0.74)	$(1.60)	$(0.66)
Net asset value, end of period (x)	$27.12	$25.20	$24.42	$21.53	$22.92	$25.99
Total return (%) (r)(s)(t)(x)	7.62 (n)	8.21	16.42	(2.69)	(6.36)	30.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10 (a)	1.11	1.11	1.11	1.12	1.10
Expenses after expense reductions (h)	1.09 (a)	1.09	1.10	1.09	1.10	1.10
Net investment income (loss) (l)	0.07 (a)	1.24	1.02	1.52	2.46	0.23
Portfolio turnover rate	3 (n)	5	4	2	11	7
Net assets at end of period (000 omitted)	$13,988	$17,740	$31,854	$46,181	$69,836	$109,514

	Six months ended	Year ended
Class C	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$24.58	$23.92	$21.14	$22.55	$25.63	$20.12
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.30	$0.23	$0.32	$0.62	$0.06
Net realized and unrealized gain (loss)	1.87	1.61	3.21	(0.95)	(2.07)	6.12
Total from investment operations	$1.88	$1.91	$3.44	$(0.63)	$(1.45)	$6.18
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.21)	$(0.30)	$(0.61)	$(0.03)
From net realized gain	—	(0.95)	(0.45)	(0.48)	(1.02)	(0.64)
Total distributions declared to shareholders	$—	$(1.25)	$(0.66)	$(0.78)	$(1.63)	$(0.67)
Net asset value, end of period (x)	$26.46	$24.58	$23.92	$21.14	$22.55	$25.63
Total return (%) (r)(s)(t)(x)	7.65 (n)	8.16	16.45	(2.67)	(6.39)	30.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10 (a)	1.11	1.11	1.11	1.12	1.10
Expenses after expense reductions (h)	1.09 (a)	1.09	1.10	1.09	1.10	1.10
Net investment income (loss) (l)	0.07 (a)	1.22	1.03	1.51	2.46	0.26
Portfolio turnover rate	3 (n)	5	4	2	11	7
Net assets at end of period (000 omitted)	$332,652	$336,993	$383,396	$396,612	$490,305	$638,016

See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Six months ended	Year ended
Class I	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$25.50	$24.77	$21.87	$23.33	$26.47	$20.78
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.56	$0.48	$0.54	$0.91	$0.29
Net realized and unrealized gain (loss)	1.94	1.69	3.31	(0.98)	(2.13)	6.33
Total from investment operations	$2.08	$2.25	$3.79	$(0.44)	$(1.22)	$6.62
Less distributions declared to shareholders
From net investment income	$—	$(0.57)	$(0.44)	$(0.54)	$(0.90)	$(0.29)
From net realized gain	—	(0.95)	(0.45)	(0.48)	(1.02)	(0.64)
Total distributions declared to shareholders	$—	$(1.52)	$(0.89)	$(1.02)	$(1.92)	$(0.93)
Net asset value, end of period (x)	$27.58	$25.50	$24.77	$21.87	$23.33	$26.47
Total return (%) (r)(s)(t)(x)	8.16 (n)	9.29	17.60	(1.69)	(5.44)	32.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10 (a)	0.11	0.11	0.11	0.12	0.10
Expenses after expense reductions (h)	0.09 (a)	0.09	0.10	0.09	0.10	0.10
Net investment income (loss) (l)	1.06 (a)	2.21	2.04	2.47	3.50	1.23
Portfolio turnover rate	3 (n)	5	4	2	11	7
Net assets at end of period (000 omitted)	$399,901	$380,011	$396,160	$421,284	$421,692	$434,119

	Six months ended	Year ended
Class R1	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$23.82	$23.22	$20.55	$21.97	$25.02	$19.69
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.28	$0.23	$0.32	$0.62	$0.05
Net realized and unrealized gain (loss)	1.81	1.57	3.11	(0.94)	(2.02)	5.98
Total from investment operations	$1.82	$1.85	$3.34	$(0.62)	$(1.40)	$6.03
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.22)	$(0.32)	$(0.63)	$(0.06)
From net realized gain	—	(0.95)	(0.45)	(0.48)	(1.02)	(0.64)
Total distributions declared to shareholders	$—	$(1.25)	$(0.67)	$(0.80)	$(1.65)	$(0.70)
Net asset value, end of period (x)	$25.64	$23.82	$23.22	$20.55	$21.97	$25.02
Total return (%) (r)(s)(t)(x)	7.64 (n)	8.16	16.46	(2.67)	(6.38)	30.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10 (a)	1.11	1.11	1.11	1.12	1.10
Expenses after expense reductions (h)	1.09 (a)	1.09	1.10	1.09	1.10	1.10
Net investment income (loss) (l)	0.06 (a)	1.17	1.05	1.53	2.53	0.21
Portfolio turnover rate	3 (n)	5	4	2	11	7
Net assets at end of period (000 omitted)	$14,725	$14,226	$16,321	$16,463	$18,598	$21,519

See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Six months ended	Year ended
Class R2	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$24.39	$23.76	$21.01	$22.44	$25.52	$20.06
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.42	$0.34	$0.42	$0.75	$0.17
Net realized and unrealized gain (loss)	1.86	1.60	3.18	(0.95)	(2.05)	6.10
Total from investment operations	$1.93	$2.02	$3.52	$(0.53)	$(1.30)	$6.27
Less distributions declared to shareholders
From net investment income	$—	$(0.44)	$(0.32)	$(0.42)	$(0.76)	$(0.17)
From net realized gain	—	(0.95)	(0.45)	(0.48)	(1.02)	(0.64)
Total distributions declared to shareholders	$—	$(1.39)	$(0.77)	$(0.90)	$(1.78)	$(0.81)
Net asset value, end of period (x)	$26.32	$24.39	$23.76	$21.01	$22.44	$25.52
Total return (%) (r)(s)(t)(x)	7.91 (n)	8.69	17.00	(2.18)	(5.89)	31.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.60 (a)	0.61	0.61	0.61	0.62	0.60
Expenses after expense reductions (h)	0.59 (a)	0.59	0.60	0.59	0.60	0.60
Net investment income (loss) (l)	0.57 (a)	1.72	1.52	1.98	2.97	0.72
Portfolio turnover rate	3 (n)	5	4	2	11	7
Net assets at end of period (000 omitted)	$84,882	$92,112	$101,107	$107,528	$122,694	$142,619

	Six months ended	Year ended
Class R3	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$24.87	$24.20	$21.38	$22.83	$25.93	$20.37
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.49	$0.40	$0.49	$0.82	$0.23
Net realized and unrealized gain (loss)	1.89	1.63	3.25	(0.98)	(2.07)	6.20
Total from investment operations	$2.00	$2.12	$3.65	$(0.49)	$(1.25)	$6.43
Less distributions declared to shareholders
From net investment income	$—	$(0.50)	$(0.38)	$(0.48)	$(0.83)	$(0.23)
From net realized gain	—	(0.95)	(0.45)	(0.48)	(1.02)	(0.64)
Total distributions declared to shareholders	$—	$(1.45)	$(0.83)	$(0.96)	$(1.85)	$(0.87)
Net asset value, end of period (x)	$26.87	$24.87	$24.20	$21.38	$22.83	$25.93
Total return (%) (r)(s)(t)(x)	8.04 (n)	8.98	17.33	(1.97)	(5.64)	31.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35 (a)	0.36	0.36	0.36	0.37	0.35
Expenses after expense reductions (h)	0.34 (a)	0.34	0.35	0.34	0.35	0.35
Net investment income (loss) (l)	0.81 (a)	1.97	1.76	2.26	3.22	0.98
Portfolio turnover rate	3 (n)	5	4	2	11	7
Net assets at end of period (000 omitted)	$97,221	$97,174	$114,964	$115,250	$140,484	$170,541

See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Six months ended	Year ended
Class R4	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$25.14	$24.45	$21.60	$23.05	$26.17	$20.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.55	$0.47	$0.54	$0.91	$0.29
Net realized and unrealized gain (loss)	1.92	1.66	3.27	(0.97)	(2.11)	6.26
Total from investment operations	$2.06	$2.21	$3.74	$(0.43)	$(1.20)	$6.55
Less distributions declared to shareholders
From net investment income	$—	$(0.57)	$(0.44)	$(0.54)	$(0.90)	$(0.29)
From net realized gain	—	(0.95)	(0.45)	(0.48)	(1.02)	(0.64)
Total distributions declared to shareholders	$—	$(1.52)	$(0.89)	$(1.02)	$(1.92)	$(0.93)
Net asset value, end of period (x)	$27.20	$25.14	$24.45	$21.60	$23.05	$26.17
Total return (%) (r)(s)(t)(x)	8.19 (n)	9.25	17.59	(1.67)	(5.43)	32.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10 (a)	0.11	0.11	0.11	0.12	0.11
Expenses after expense reductions (h)	0.09 (a)	0.09	0.10	0.09	0.10	0.10
Net investment income (loss) (l)	1.07 (a)	2.21	2.03	2.51	3.52	1.23
Portfolio turnover rate	3 (n)	5	4	2	11	7
Net assets at end of period (000 omitted)	$199,483	$217,164	$277,386	$307,903	$328,631	$360,879

	Six months ended	Year ended
Class R6	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22(i)
Net asset value, beginning of period	$25.51	$24.79	$21.88	$23.35	$27.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.58	$0.49	$0.56	$0.12
Net realized and unrealized gain (loss)	1.94	1.68	3.33	(0.99)	(1.87)
Total from investment operations	$2.09	$2.26	$3.82	$(0.43)	$(1.75)
Less distributions declared to shareholders
From net investment income	$—	$(0.59)	$(0.46)	$(0.56)	$(0.90)
From net realized gain	—	(0.95)	(0.45)	(0.48)	(1.02)
Total distributions declared to shareholders	$—	$(1.54)	$(0.91)	$(1.04)	$(1.92)
Net asset value, end of period (x)	$27.60	$25.51	$24.79	$21.88	$23.35
Total return (%) (r)(s)(t)(x)	8.19 (n)	9.33	17.73	(1.65)	(7.27)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.03 (a)	0.04	0.04	0.04	0.04 (a)
Expenses after expense reductions (h)	0.02 (a)	0.02	0.02	0.02	0.02 (a)
Net investment income (loss) (l)	1.13 (a)	2.30	2.08	2.55	0.75 (a)
Portfolio turnover rate	3 (n)	5	4	2	11
Net assets at end of period (000 omitted)	$455,369	$435,274	$446,621	$274,102	$228,326

See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)
Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
Class A	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$31.20	$29.90	$25.73	$27.39	$31.03	$23.23
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.40	$0.30	$0.44	$0.92	$0.14
Net realized and unrealized gain (loss)	2.76	2.39	4.77	(1.02)	(2.46)	8.66
Total from investment operations	$2.74	$2.79	$5.07	$(0.58)	$(1.54)	$8.80
Less distributions declared to shareholders
From net investment income	$—	$(0.42)	$(0.27)	$(0.45)	$(0.94)	$(0.15)
From net realized gain	—	(1.07)	(0.63)	(0.63)	(1.16)	(0.85)
Total distributions declared to shareholders	$—	$(1.49)	$(0.90)	$(1.08)	$(2.10)	$(1.00)
Net asset value, end of period (x)	$33.94	$31.20	$29.90	$25.73	$27.39	$31.03
Total return (%) (r)(s)(t)(x)	8.78 (n)	9.52	19.97	(1.95)	(5.78)	38.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.37 (a)	0.38	0.38	0.39	0.39	0.40
Expenses after expense reductions (h)	0.37 (a)	0.38	0.38	0.38	0.38	0.38
Net investment income (loss) (l)	(0.10)(a)	1.30	1.08	1.71	3.02	0.50
Portfolio turnover rate	1 (n)	5	4	4	13	7
Net assets at end of period (000 omitted)	$1,856,004	$1,753,392	$1,662,799	$1,422,920	$1,424,073	$1,386,555

See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Six months ended	Year ended
Class B	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$30.79	$29.44	$25.31	$26.90	$30.47	$22.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.14)	$0.17	$0.09	$0.25	$0.69	$(0.06)
Net realized and unrealized gain (loss)	2.72	2.36	4.69	(1.01)	(2.44)	8.50
Total from investment operations	$2.58	$2.53	$4.78	$(0.76)	$(1.75)	$8.44
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.02)	$(0.20)	$(0.66)	$—
From net realized gain	—	(1.07)	(0.63)	(0.63)	(1.16)	(0.85)
Total distributions declared to shareholders	$—	$(1.18)	$(0.65)	$(0.83)	$(1.82)	$(0.85)
Net asset value, end of period (x)	$33.37	$30.79	$29.44	$25.31	$26.90	$30.47
Total return (%) (r)(s)(t)(x)	8.38 (n)	8.72	19.06	(2.68)	(6.48)	37.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.12 (a)	1.13	1.13	1.14	1.14	1.15
Expenses after expense reductions (h)	1.12 (a)	N/A	N/A	1.13	1.13	1.13
Net investment income (loss) (l)	(0.84)(a)	0.56	0.33	0.98	2.27	(0.22)
Portfolio turnover rate	1 (n)	5	4	4	13	7
Net assets at end of period (000 omitted)	$7,405	$9,134	$15,383	$19,808	$27,855	$40,147

	Six months ended	Year ended
Class C	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$30.09	$28.88	$24.88	$26.51	$30.09	$22.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.13)	$0.17	$0.09	$0.24	$0.67	$(0.05)
Net realized and unrealized gain (loss)	2.66	2.30	4.62	(0.99)	(2.39)	8.38
Total from investment operations	$2.53	$2.47	$4.71	$(0.75)	$(1.72)	$8.33
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.08)	$(0.25)	$(0.70)	$—
From net realized gain	—	(1.07)	(0.63)	(0.63)	(1.16)	(0.85)
Total distributions declared to shareholders	$—	$(1.26)	$(0.71)	$(0.88)	$(1.86)	$(0.85)
Net asset value, end of period (x)	$32.62	$30.09	$28.88	$24.88	$26.51	$30.09
Total return (%) (r)(s)(t)(x)	8.41 (n)	8.71	19.11	(2.70)	(6.47)	37.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.12 (a)	1.13	1.13	1.14	1.14	1.14
Expenses after expense reductions (h)	1.12 (a)	1.13	1.13	1.13	1.13	1.13
Net investment income (loss) (l)	(0.85)(a)	0.56	0.34	0.96	2.27	(0.20)
Portfolio turnover rate	1 (n)	5	4	4	13	7
Net assets at end of period (000 omitted)	$240,765	$233,040	$237,741	$217,393	$232,876	$264,940

See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Six months ended	Year ended
Class I	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$31.95	$30.58	$26.28	$27.96	$31.62	$23.65
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.48	$0.38	$0.51	$1.00	$0.22
Net realized and unrealized gain (loss)	2.82	2.46	4.89	(1.05)	(2.48)	8.80
Total from investment operations	$2.85	$2.94	$5.27	$(0.54)	$(1.48)	$9.02
Less distributions declared to shareholders
From net investment income	$—	$(0.50)	$(0.34)	$(0.51)	$(1.02)	$(0.20)
From net realized gain	—	(1.07)	(0.63)	(0.63)	(1.16)	(0.85)
Total distributions declared to shareholders	$—	$(1.57)	$(0.97)	$(1.14)	$(2.18)	$(1.05)
Net asset value, end of period (x)	$34.80	$31.95	$30.58	$26.28	$27.96	$31.62
Total return (%) (r)(s)(t)(x)	8.92 (n)	9.80	20.32	(1.74)	(5.52)	38.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.12 (a)	0.13	0.13	0.14	0.14	0.15
Expenses after expense reductions (h)	N/A	N/A	N/A	0.13	0.13	0.13
Net investment income (loss) (l)	0.15 (a)	1.54	1.34	1.95	3.22	0.78
Portfolio turnover rate	1 (n)	5	4	4	13	7
Net assets at end of period (000 omitted)	$276,738	$259,570	$266,362	$238,896	$240,621	$241,144

	Six months ended	Year ended
Class R1	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$29.57	$28.33	$24.44	$26.07	$29.60	$22.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.13)	$0.12	$0.10	$0.27	$0.69	$(0.06)
Net realized and unrealized gain (loss)	2.61	2.31	4.51	(1.01)	(2.37)	8.26
Total from investment operations	$2.48	$2.43	$4.61	$(0.74)	$(1.68)	$8.20
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.09)	$(0.26)	$(0.69)	$—
From net realized gain	—	(1.07)	(0.63)	(0.63)	(1.16)	(0.85)
Total distributions declared to shareholders	$—	$(1.19)	$(0.72)	$(0.89)	$(1.85)	$(0.85)
Net asset value, end of period (x)	$32.05	$29.57	$28.33	$24.44	$26.07	$29.60
Total return (%) (r)(s)(t)(x)	8.39 (n)	8.72	19.08	(2.70)	(6.46)	37.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.12 (a)	1.13	1.13	1.14	1.14	1.14
Expenses after expense reductions (h)	N/A	N/A	N/A	1.13	1.13	1.13
Net investment income (loss) (l)	(0.85)(a)	0.41	0.37	1.12	2.34	(0.24)
Portfolio turnover rate	1 (n)	5	4	4	13	7
Net assets at end of period (000 omitted)	$10,900	$10,999	$14,166	$12,269	$15,536	$18,496

See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Six months ended	Year ended
Class R2	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$30.36	$29.12	$25.08	$26.71	$30.30	$22.71
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)	$0.32	$0.23	$0.36	$0.83	$0.07
Net realized and unrealized gain (loss)	2.68	2.33	4.64	(0.99)	(2.40)	8.44
Total from investment operations	$2.63	$2.65	$4.87	$(0.63)	$(1.57)	$8.51
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.20)	$(0.37)	$(0.86)	$(0.07)
From net realized gain	—	(1.07)	(0.63)	(0.63)	(1.16)	(0.85)
Total distributions declared to shareholders	$—	$(1.41)	$(0.83)	$(1.00)	$(2.02)	$(0.92)
Net asset value, end of period (x)	$32.99	$30.36	$29.12	$25.08	$26.71	$30.30
Total return (%) (r)(s)(t)(x)	8.66 (n)	9.28	19.66	(2.19)	(6.01)	37.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.62 (a)	0.63	0.63	0.64	0.64	0.65
Expenses after expense reductions (h)	N/A	N/A	N/A	0.63	0.63	0.63
Net investment income (loss) (l)	(0.34)(a)	1.07	0.84	1.45	2.76	0.27
Portfolio turnover rate	1 (n)	5	4	4	13	7
Net assets at end of period (000 omitted)	$39,507	$45,376	$50,476	$49,019	$55,975	$65,485

	Six months ended	Year ended
Class R3	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$30.92	$29.63	$25.50	$27.15	$30.76	$23.04
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.38	$0.30	$0.44	$0.91	$0.15
Net realized and unrealized gain (loss)	2.73	2.40	4.73	(1.02)	(2.43)	8.56
Total from investment operations	$2.71	$2.78	$5.03	$(0.58)	$(1.52)	$8.71
Less distributions declared to shareholders
From net investment income	$—	$(0.42)	$(0.27)	$(0.44)	$(0.93)	$(0.14)
From net realized gain	—	(1.07)	(0.63)	(0.63)	(1.16)	(0.85)
Total distributions declared to shareholders	$—	$(1.49)	$(0.90)	$(1.07)	$(2.09)	$(0.99)
Net asset value, end of period (x)	$33.63	$30.92	$29.63	$25.50	$27.15	$30.76
Total return (%) (r)(s)(t)(x)	8.76 (n)	9.55	19.98	(1.98)	(5.75)	38.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.37 (a)	0.38	0.38	0.39	0.39	0.40
Expenses after expense reductions (h)	N/A	N/A	N/A	0.38	0.38	0.38
Net investment income (loss) (l)	(0.09)(a)	1.25	1.08	1.71	3.00	0.54
Portfolio turnover rate	1 (n)	5	4	4	13	7
Net assets at end of period (000 omitted)	$74,848	$78,054	$83,257	$77,815	$91,223	$105,120

See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Six months ended	Year ended
Class R4	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$31.38	$30.05	$25.85	$27.52	$31.15	$23.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.48	$0.37	$0.52	$1.02	$0.21
Net realized and unrealized gain (loss)	2.77	2.42	4.80	(1.05)	(2.47)	8.67
Total from investment operations	$2.80	$2.90	$5.17	$(0.53)	$(1.45)	$8.88
Less distributions declared to shareholders
From net investment income	$—	$(0.50)	$(0.34)	$(0.51)	$(1.02)	$(0.20)
From net realized gain	—	(1.07)	(0.63)	(0.63)	(1.16)	(0.85)
Total distributions declared to shareholders	$—	$(1.57)	$(0.97)	$(1.14)	$(2.18)	$(1.05)
Net asset value, end of period (x)	$34.18	$31.38	$30.05	$25.85	$27.52	$31.15
Total return (%) (r)(s)(t)(x)	8.92 (n)	9.84	20.26	(1.73)	(5.51)	38.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.12 (a)	0.13	0.13	0.14	0.14	0.15
Expenses after expense reductions (h)	N/A	N/A	N/A	0.13	0.13	0.13
Net investment income (loss) (l)	0.16 (a)	1.55	1.34	2.00	3.31	0.77
Portfolio turnover rate	1 (n)	5	4	4	13	7
Net assets at end of period (000 omitted)	$131,897	$142,374	$151,061	$167,605	$183,201	$200,635

	Six months ended	Year ended
Class R6	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22(i)
Net asset value, beginning of period	$31.95	$30.58	$26.29	$27.97	$32.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.52	$0.40	$0.53	$0.01
Net realized and unrealized gain (loss)	2.83	2.45	4.88	(1.04)	(2.12)
Total from investment operations	$2.87	$2.97	$5.28	$(0.51)	$(2.11)
Less distributions declared to shareholders
From net investment income	$—	$(0.53)	$(0.36)	$(0.54)	$(1.04)
From net realized gain	—	(1.07)	(0.63)	(0.63)	(1.16)
Total distributions declared to shareholders	$—	$(1.60)	$(0.99)	$(1.17)	$(2.20)
Net asset value, end of period (x)	$34.82	$31.95	$30.58	$26.29	$27.97
Total return (%) (r)(s)(t)(x)	8.98 (n)	9.89	20.37	(1.64)	(7.35)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.04 (a)	0.05	0.05	0.05	0.08 (a)
Expenses after expense reductions (h)	N/A	N/A	N/A	0.04	0.05 (a)
Net investment income (loss) (l)	0.23 (a)	1.65	1.42	2.03	0.05 (a)
Portfolio turnover rate	1 (n)	5	4	4	13
Net assets at end of period (000 omitted)	$341,437	$328,730	$311,437	$214,147	$186,590

See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)
Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
Operating Segments — An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each fund represents a single operating segment and the Chairman’s Committee of the funds' adviser acts as the segment’s CODM. Each fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within each fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Notes to Financial Statements (unaudited) - continued
Under each fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,

Notes to Financial Statements (unaudited) - continued
interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Financial Instruments
Investment Companies	$2,922,838,959	$764,077,109	$—	$3,686,916,068
MFS Moderate Allocation Fund
Financial Instruments
Investment Companies	$4,842,493,145	$1,693,693,075	$—	$6,536,186,220
MFS Growth Allocation Fund
Financial Instruments
Investment Companies	$5,236,119,438	$1,484,625,078	$—	$6,720,744,516
MFS Aggressive Growth Allocation Fund
Financial Instruments
Investment Companies	$2,142,294,208	$837,058,159	$—	$2,979,352,367
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Notes to Financial Statements (unaudited) - continued
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/25	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$119,221,725	$173,393,089	$148,322,381	$43,873,190
Long-term capital gains	125,202,830	259,005,303	223,755,065	90,188,038
Total distributions	$244,424,555	$432,398,392	$372,077,446	$134,061,228
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/25	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$2,989,293,996	$4,454,439,574	$3,823,800,604	$1,494,003,757
Gross appreciation	783,721,777	2,202,353,036	2,924,380,036	1,485,348,610
Gross depreciation	(86,099,705)	(120,606,390)	(27,436,124)	—
Net unrealized appreciation (depreciation)	$697,622,072	$2,081,746,646	$2,896,943,912	$1,485,348,610
As of 5/31/25
Undistributed ordinary income	16,015,104	21,142,205	20,775,298	1,076,382
Undistributed long-term capital gain	97,392,934	241,113,508	285,539,368	145,861,859
Net unrealized appreciation (depreciation)	538,187,995	1,750,837,120	2,473,700,453	1,257,573,396
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Six Months Ended 11/30/25	Year Ended 5/31/25	Six Months Ended 11/30/25	Year Ended 5/31/25	Six Months Ended 11/30/25	Year Ended 5/31/25	Six Months Ended 11/30/25	Year Ended 5/31/25
Class A	$30,767,375	$173,610,804	$38,669,738	$332,680,004	$—	$276,235,793	$—	$81,027,423
Class B	40,352	437,298	39,205	1,181,919	—	1,156,948	—	467,495
Class C	1,448,964	12,240,103	1,124,819	19,316,733	—	18,173,230	—	9,818,174
Class I	4,678,766	24,962,524	3,450,079	26,840,374	—	22,354,706	—	12,665,931
Class R1	62,067	523,339	63,229	976,822	—	779,624	—	436,843
Class R2	353,819	2,261,037	507,260	5,323,264	—	5,424,146	—	2,252,056
Class R3	705,170	4,284,937	906,751	9,217,877	—	6,164,688	—	3,667,987
Class R4	3,917,203	18,189,879	1,487,298	14,579,421	—	14,604,500	—	7,409,111
Class R6	1,574,770	7,914,634	2,682,384	22,281,978	—	27,183,811	—	16,316,208
Total	$43,548,486	$244,424,555	$48,930,763	$432,398,392	$—	$372,077,446	$—	$134,061,228
(3) Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the following funds’ operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed the following rates annually of these funds' average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	0.10%	0.10%	0.10%	0.13%
Class B	0.10%	0.10%	0.10%	0.13%
Class C	0.10%	0.10%	0.10%	0.13%
Class I	0.10%	0.10%	0.10%	0.13%
Class R1	0.10%	0.10%	0.10%	0.13%
Class R2	0.10%	0.10%	0.10%	0.13%
Class R3	0.10%	0.10%	0.10%	0.13%
Class R4	0.10%	0.10%	0.10%	0.13%
Class R6	0.03%	0.02%	0.02%	0.05%
These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until September 30, 2026. For the six months ended November 30, 2025, these reductions amounted to $272,685 for the MFS Moderate Allocation Fund and $449,928 for the MFS Growth Allocation Fund. Each reduction is included in the reduction of total expenses in the Statements of Operations. For the six months ended November 30, 2025, the actual operating expenses for the MFS Conservative Allocation Fund and the MFS Aggressive Growth Allocation Fund did not exceed the limits described above and therefore, the investment adviser did not pay any portion of these funds’ expenses related to this agreement.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2025, as its portion of the initial sales charge on sales of Class A shares of each fund:
MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$52,232	$166,342	$285,632	$163,084
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$3,282,454
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	6,455,875
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	6,354,229
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	2,283,807

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$26,184
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	60,572
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	81,109
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	42,116

Notes to Financial Statements (unaudited) - continued

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$892,896
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,440,810
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,701,507
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,204,429

	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$36,813
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	76,844
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	73,444
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	55,942

	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$80,830
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	192,254
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	224,148
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	108,670

	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$74,782
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	150,351
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	124,411
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	101,830

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$4,393,959	$8,376,706	$8,558,848	$3,796,794
(d)
 In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2025, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$331	$1,244	$2,333	$4,296
Class B	—	91	54	115
Class C	106	427	697	478
Class R2	—	—	2	—

Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2025, were as follows:
CDSC Imposed	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$67,617	$76,525	$80,191	$28,017
Class B	—	—	—	—
Class C	4,372	13,324	18,010	17,822
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended November 30, 2025, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Expenses paid	$153,810	$394,884	$534,712	$285,479
Annual percentage of average daily net assets	0.0083%	0.0120%	0.0159%	0.0193%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$1,220,340	$2,160,324	$2,319,906	$1,093,919
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2025 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Percentage of average daily net assets	0.0005%	0.0003%	0.0003%	0.0006%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Fund	Date	Transaction	Class	Shares	Amount
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class A	3	$51
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class B	5	90
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class I	4	67
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class R1	3	54
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class R2	4	59
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class R3	4	63
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class R4	2	29
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class A	4	74
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class B	5	110
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class I	4	85

Notes to Financial Statements (unaudited) - continued
Fund	Date	Transaction	Class	Shares	Amount
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class R1	4	69
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class R2	4	74
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class R3	4	80
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class R4	2	36
MFS Growth Allocation Fund	8/19/2024	Redemption	Class B	5	132
MFS Growth Allocation Fund	8/19/2024	Redemption	Class I	4	106
MFS Growth Allocation Fund	8/19/2024	Redemption	Class R1	4	85
MFS Growth Allocation Fund	8/19/2024	Redemption	Class R2	4	89
MFS Growth Allocation Fund	8/19/2024	Redemption	Class R3	4	100
MFS Growth Allocation Fund	8/19/2024	Redemption	Class R4	2	45
MFS Aggressive Growth Allocation Fund	7/10/2024	Redemption	Class B	5	150
MFS Aggressive Growth Allocation Fund	7/10/2024	Redemption	Class R4	2	51
MFS Aggressive Growth Allocation Fund	7/10/2024	Redemption	Class R6	2	74
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class C	4	120
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class I	4	120
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class R1	3	97
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class R2	3	100
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class R3	4	113
(4) Portfolio Securities
For the six months ended November 30, 2025, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$31,311,115	$215,611,126	$171,541,291	$16,425,750
Sales	$189,580,945	$500,430,583	$446,646,921	$142,027,741
(5) Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six Months Ended 11/30/25		Year ended 5/31/25		Six Months Ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	9,536,931	$164,549,692	24,668,351	$417,007,678	12,072,121	$250,338,281	31,123,429	$621,026,990
Class B	1,265	21,517	4,366	73,028	—	—	9,544	193,976
Class C	341,907	5,780,025	1,014,706	16,740,633	773,925	15,640,070	1,733,476	33,671,777
Class I	2,367,305	41,241,329	4,504,287	76,290,545	2,167,868	45,863,039	4,310,174	87,730,922
Class R1	23,099	381,040	67,262	1,088,125	23,684	463,597	79,868	1,504,879
Class R2	112,487	1,869,653	319,083	5,176,183	143,074	2,869,134	375,570	7,219,374
Class R3	165,896	2,826,661	612,624	10,197,244	315,182	6,506,710	750,703	14,825,055
Class R4	471,898	8,135,238	6,486,904	108,073,530	485,713	10,049,462	1,762,560	35,116,393
Class R6	1,512,284	26,440,308	2,436,707	41,589,155	1,179,736	25,036,405	3,147,039	63,903,868
	14,533,072	$251,245,463	40,114,290	$676,236,121	17,161,303	$356,766,698	43,292,363	$865,193,234

Notes to Financial Statements (unaudited) - continued
	MFS Conservative Allocation Fund − continued				MFS Moderate Allocation Fund − continued
	Six Months Ended 11/30/25		Year ended 5/31/25		Six Months Ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,741,296	$29,805,644	10,165,276	$168,017,641	1,833,211	$37,774,649	16,662,359	$324,924,623
Class B	2,359	40,351	26,520	437,290	1,925	39,205	61,483	1,181,317
Class C	83,748	1,409,432	730,574	11,850,041	54,728	1,100,517	992,233	18,832,598
Class I	235,856	4,086,680	1,281,353	21,440,587	142,577	2,994,336	1,152,858	22,921,747
Class R1	3,794	62,067	33,162	523,339	3,249	63,229	53,050	976,822
Class R2	21,461	353,798	141,967	2,260,917	25,305	505,812	280,658	5,309,541
Class R3	41,636	705,170	261,653	4,278,256	44,500	906,751	477,689	9,217,877
Class R4	210,351	3,603,262	1,003,142	16,600,991	53,140	1,091,935	585,361	11,407,456
Class R6	85,867	1,487,479	464,922	7,775,177	127,457	2,676,125	1,118,392	22,237,388
	2,426,368	$41,553,883	14,108,569	$233,184,239	2,286,092	$47,152,559	21,384,083	$417,009,369
Shares reacquired
Class A	(15,740,137)	$(271,164,286)	(38,132,712)	$(642,036,450)	(21,723,648)	$(450,578,277)	(51,278,470)	$(1,022,359,326)
Class B	(78,526)	(1,352,201)	(332,595)	(5,615,489)	(223,251)	(4,572,016)	(765,621)	(15,054,672)
Class C	(1,748,875)	(29,561,057)	(4,579,083)	(75,825,309)	(2,285,776)	(46,146,198)	(6,324,379)	(122,964,427)
Class I	(3,396,476)	(59,257,686)	(7,406,469)	(126,105,452)	(2,630,228)	(55,711,151)	(7,494,485)	(152,618,710)
Class R1	(49,264)	(814,170)	(188,988)	(3,016,114)	(108,097)	(2,126,022)	(314,508)	(6,047,636)
Class R2	(239,972)	(3,990,778)	(911,181)	(14,807,526)	(664,365)	(13,394,164)	(1,135,754)	(21,928,169)
Class R3	(341,879)	(5,855,845)	(1,434,683)	(23,802,812)	(756,393)	(15,653,499)	(3,326,462)	(65,357,579)
Class R4	(1,911,370)	(33,007,684)	(6,107,641)	(101,811,796)	(1,890,007)	(39,384,286)	(5,172,974)	(102,305,901)
Class R6	(1,382,860)	(24,051,837)	(2,044,243)	(34,784,718)	(2,327,739)	(48,846,430)	(4,211,910)	(85,044,850)
	(24,889,359)	$(429,055,544)	(61,137,595)	$(1,027,805,666)	(32,609,504)	$(676,412,043)	(80,024,563)	$(1,593,681,270)
Net change
Class A	(4,461,910)	$(76,808,950)	(3,299,085)	$(57,011,131)	(7,818,316)	$(162,465,347)	(3,492,682)	$(76,407,713)
Class B	(74,902)	(1,290,333)	(301,709)	(5,105,171)	(221,326)	(4,532,811)	(694,594)	(13,679,379)
Class C	(1,323,220)	(22,371,600)	(2,833,803)	(47,234,635)	(1,457,123)	(29,405,611)	(3,598,670)	(70,460,052)
Class I	(793,315)	(13,929,677)	(1,620,829)	(28,374,320)	(319,783)	(6,853,776)	(2,031,453)	(41,966,041)
Class R1	(22,371)	(371,063)	(88,564)	(1,404,650)	(81,164)	(1,599,196)	(181,590)	(3,565,935)
Class R2	(106,024)	(1,767,327)	(450,131)	(7,370,426)	(495,986)	(10,019,218)	(479,526)	(9,399,254)
Class R3	(134,347)	(2,324,014)	(560,406)	(9,327,312)	(396,711)	(8,240,038)	(2,098,070)	(41,314,647)
Class R4	(1,229,121)	(21,269,184)	1,382,405	22,862,725	(1,351,154)	(28,242,889)	(2,825,053)	(55,782,052)
Class R6	215,291	3,875,950	857,386	14,579,614	(1,020,546)	(21,133,900)	53,521	1,096,406
	(7,929,919)	$(136,256,198)	(6,914,736)	$(118,385,306)	(13,162,109)	$(272,492,786)	(15,348,117)	$(311,478,667)

	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six Months Ended 11/30/25		Year ended 5/31/25		Six Months Ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	8,628,965	$227,740,436	22,745,576	$566,550,595	2,619,384	$86,312,016	7,550,516	$230,743,445
Class B	372	9,698	2,810	69,837	110	3,646	1,684	51,989
Class C	734,566	18,935,780	1,712,548	41,666,578	529,121	16,778,383	1,387,656	40,866,461
Class I	1,378,031	36,924,559	3,120,584	78,867,780	863,128	29,098,235	1,515,371	47,406,000
Class R1	24,886	623,792	60,941	1,443,345	13,443	418,422	37,264	1,078,216
Class R2	120,186	3,066,810	302,363	7,260,151	73,085	2,327,640	195,605	5,850,878
Class R3	144,811	3,782,219	371,428	9,154,658	152,237	4,962,665	337,720	10,252,484
Class R4	424,255	11,190,794	1,292,809	32,037,345	289,786	9,600,969	811,630	24,904,568
Class R6	1,249,331	33,597,347	3,417,592	86,748,437	675,920	22,847,553	1,785,619	55,930,915
	12,705,403	$335,871,435	33,026,651	$823,798,726	5,216,214	$172,349,529	13,623,065	$417,084,956

Notes to Financial Statements (unaudited) - continued
	MFS Growth Allocation Fund − continued				MFS Aggressive Growth Allocation Fund − continued
	Six Months Ended 11/30/25		Year ended 5/31/25		Six Months Ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	11,143,012	$270,998,049	—	$ —	2,631,906	$79,167,741
Class B	—	—	47,308	1,156,693	—	—	15,694	467,382
Class C	—	—	751,150	17,914,916	—	—	331,947	9,662,988
Class I	—	—	813,962	20,056,028	—	—	354,071	10,894,753
Class R1	—	—	33,721	779,624	—	—	15,274	436,843
Class R2	—	—	229,327	5,416,697	—	—	76,862	2,252,056
Class R3	—	—	256,221	6,164,688	—	—	123,046	3,667,987
Class R4	—	—	496,181	12,052,230	—	—	204,148	6,169,344
Class R6	—	—	1,093,869	26,952,926	—	—	527,660	16,230,812
	—	$—	14,864,751	$361,491,851	—	$—	4,280,608	$128,949,906
Shares reacquired
Class A	(14,731,799)	$(389,551,168)	(34,369,351)	$(856,437,789)	(4,137,155)	$(135,902,807)	(9,604,614)	$(294,311,605)
Class B	(188,665)	(4,979,257)	(650,225)	(16,208,547)	(74,860)	(2,424,326)	(243,210)	(7,343,995)
Class C	(1,870,816)	(48,236,015)	(4,783,288)	(116,443,285)	(891,190)	(28,280,813)	(2,207,778)	(65,266,125)
Class I	(1,783,013)	(47,921,802)	(5,021,114)	(126,855,136)	(1,035,623)	(35,029,377)	(2,456,483)	(77,237,975)
Class R1	(47,780)	(1,197,454)	(200,387)	(4,824,423)	(45,319)	(1,429,648)	(180,609)	(5,363,736)
Class R2	(671,423)	(17,201,875)	(1,011,267)	(24,289,035)	(370,027)	(11,871,567)	(511,091)	(15,097,235)
Class R3	(433,760)	(11,371,396)	(1,471,352)	(36,156,946)	(451,546)	(14,927,545)	(746,056)	(22,943,905)
Class R4	(1,727,057)	(45,916,301)	(4,497,417)	(112,150,772)	(968,185)	(32,124,725)	(1,504,413)	(46,117,923)
Class R6	(1,816,074)	(48,549,476)	(5,466,476)	(138,446,646)	(1,157,731)	(38,855,721)	(2,209,709)	(69,514,891)
	(23,270,387)	$(614,924,744)	(57,470,877)	$(1,431,812,579)	(9,131,636)	$(300,846,529)	(19,663,963)	$(603,197,390)
Net change
Class A	(6,102,834)	$(161,810,732)	(480,763)	$(18,889,145)	(1,517,771)	$(49,590,791)	577,808	$15,599,581
Class B	(188,293)	(4,969,559)	(600,107)	(14,982,017)	(74,750)	(2,420,680)	(225,832)	(6,824,624)
Class C	(1,136,250)	(29,300,235)	(2,319,590)	(56,861,791)	(362,069)	(11,502,430)	(488,175)	(14,736,676)
Class I	(404,982)	(10,997,243)	(1,086,568)	(27,931,328)	(172,495)	(5,931,142)	(587,041)	(18,937,222)
Class R1	(22,894)	(573,662)	(105,725)	(2,601,454)	(31,876)	(1,011,226)	(128,071)	(3,848,677)
Class R2	(551,237)	(14,135,065)	(479,577)	(11,612,187)	(296,942)	(9,543,927)	(238,624)	(6,994,301)
Class R3	(288,949)	(7,589,177)	(843,703)	(20,837,600)	(299,309)	(9,964,880)	(285,290)	(9,023,434)
Class R4	(1,302,802)	(34,725,507)	(2,708,427)	(68,061,197)	(678,399)	(22,523,756)	(488,635)	(15,044,011)
Class R6	(566,743)	(14,952,129)	(955,015)	(24,745,283)	(481,811)	(16,008,168)	103,570	2,646,836
	(10,564,984)	$(279,053,309)	(9,579,475)	$(246,522,002)	(3,915,422)	$(128,497,000)	(1,760,290)	$(57,162,528)
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of each fund's Class R1 and Class R2 shares were closed to new eligible investors.

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2025, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$8,371	$15,462	$15,158	$6,751
Interest Expense	—	—	—	—
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended November 30, 2025:
	MFS Conservative Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$70,379,270	$2,127,264	$7,011,835	$(309,702)	$9,640,184	$74,825,181
MFS Emerging Markets Debt Fund	73,162,390	1,827,463	5,653,016	(910,877)	5,485,066	73,911,026
MFS Emerging Markets Debt Local Currency Fund	73,590,106	939,684	5,217,785	(620,773)	5,229,311	73,920,543
MFS Global Opportunistic Bond Fund	254,528,826	5,284,349	7,790,415	(1,081,241)	6,724,403	257,665,922
MFS Global Real Estate Fund	73,805,654	1,424,109	3,004,096	28,161	1,576,043	73,829,871
MFS Government Securities Fund	342,500,711	14,502,724	3,482,199	(554,436)	9,854,263	362,821,063
MFS Growth Fund	196,816,369	4,557,966	28,266,351	1,852,944	18,398,620	193,359,548
MFS High Income Fund	147,107,572	5,000,954	6,737,835	(498,025)	2,855,236	147,727,902
MFS Inflation-Adjusted Bond Fund	361,151,142	11,139,985	8,980,173	(1,660,614)	4,942,609	366,592,949
MFS Institutional Money Market Portfolio	83,359,449	48,312,510	75,238,896	2,977	11,126	56,447,166
MFS International Growth Fund	56,270,700	1,217,121	2,854,266	1,021,697	2,868,225	58,523,477
MFS International Intrinsic Value Fund	56,874,494	583,276	4,657,722	814,698	5,903,332	59,518,078
MFS International Large Cap Value Fund	57,607,267	169,120	5,298,941	1,017,118	5,997,895	59,492,459
MFS Limited Maturity Fund	364,364,375	10,669,368	8,987,652	(258,661)	2,751,646	368,539,076
MFS Mid Cap Growth Fund	148,846,941	4,045,061	12,376,234	1,075,429	3,075,767	144,666,964
MFS Mid Cap Value Fund	145,771,041	1,129,218	10,021,382	(86,709)	12,125,597	148,917,765
MFS New Discovery Fund	36,630,885	342,551	4,977,806	472,848	5,190,026	37,658,504
MFS New Discovery Value Fund	35,761,392	1,839,903	2,883,904	(130,282)	2,342,186	36,929,295
MFS Research Fund	194,305,445	251,342	23,548,189	2,729,017	21,645,867	195,383,482
MFS Research International Fund	133,008,066	3,124,933	5,057,985	936,425	6,536,088	138,547,527
MFS Total Return Bond Fund	525,138,240	12,464,263	18,505,556	(2,823,313)	17,895,957	534,169,591
MFS Value Fund	220,534,786	4,183,876	14,267,603	552,916	12,464,704	223,468,679
	$3,651,515,121	$135,137,040	$264,819,841	$1,569,597	$163,514,151	$3,686,916,068

Notes to Financial Statements (unaudited) - continued

	MFS Conservative Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	1,814,153	—
MFS Emerging Markets Debt Local Currency Fund	699,360	—
MFS Global Opportunistic Bond Fund	4,710,547	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	6,818,874	—
MFS Growth Fund	—	3,608,091
MFS High Income Fund	4,793,322	—
MFS Inflation-Adjusted Bond Fund	9,640,329	—
MFS Institutional Money Market Portfolio	1,514,644	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS Limited Maturity Fund	8,638,611	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	98,261	1,127,508
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	11,506,618	—
MFS Value Fund	2,057,736	—
	$52,292,455	$4,735,599

Notes to Financial Statements (unaudited) - continued

	MFS Moderate Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$183,984,541	$6,444,460	$15,597,746	$(663,424)	$25,195,265	$199,363,096
MFS Emerging Markets Debt Fund	181,922,594	14,531,971	11,191,219	(1,874,738)	13,790,318	197,178,926
MFS Emerging Markets Debt Local Currency Fund	125,136,677	3,519,480	5,344,399	(883,389)	8,940,075	131,368,444
MFS Emerging Markets Equity Fund	67,231,245	19,511	11,958,267	171,209	12,230,570	67,694,268
MFS Global Opportunistic Bond Fund	297,885,037	32,428,667	10,348,447	(1,580,875)	8,592,773	326,977,155
MFS Global Real Estate Fund	198,496,209	1,103,983	7,043,269	166,999	4,023,946	196,747,868
MFS Government Securities Fund	559,516,634	71,619,515	11,695,012	(1,907,097)	18,205,923	635,739,963
MFS Growth Fund	504,041,073	8,949,750	91,561,839	16,721,033	34,650,069	472,800,086
MFS High Income Fund	246,638,087	19,663,372	8,022,168	(776,490)	4,834,184	262,336,985
MFS Inflation-Adjusted Bond Fund	414,320,538	51,705,025	14,189,690	(1,866,870)	6,197,353	456,166,356
MFS Institutional Money Market Portfolio	147,998,157	72,795,059	119,727,715	(1,112)	25,349	101,089,738
MFS International Growth Fund	135,244,798	884,667	9,351,921	4,903,383	4,214,579	135,895,506
MFS International Intrinsic Value Fund	136,563,651	453,169	14,418,201	2,551,782	13,137,412	138,287,813
MFS International Large Cap Value Fund	138,459,438	502,060	17,109,722	3,064,090	13,344,417	138,260,283
MFS International New Discovery Fund	67,500,975	284,286	2,988,877	293,916	2,556,390	67,646,690
MFS Mid Cap Growth Fund	481,179,674	3,585,992	56,149,697	11,794,391	1,859,248	442,269,608
MFS Mid Cap Value Fund	463,083,059	1,273,704	40,220,891	401,802	37,399,535	461,937,209
MFS New Discovery Fund	101,978,187	587,255	17,587,921	2,908,614	12,546,758	100,432,893
MFS New Discovery Value Fund	99,222,784	4,041,308	11,426,140	921,317	5,147,668	97,906,937
MFS Research Fund	490,116,184	250,028	72,324,684	14,950,953	45,749,085	478,741,566
MFS Research International Fund	341,130,928	2,123,874	20,275,451	8,068,091	10,452,743	341,500,185
MFS Total Return Bond Fund	504,568,124	57,605,313	20,738,929	(3,295,802)	18,639,870	556,778,576
MFS Value Fund	522,737,529	6,433,247	30,886,093	1,605,390	29,175,996	529,066,069
	$6,408,956,123	$360,805,696	$620,158,298	$55,673,173	$330,909,526	$6,536,186,220

Notes to Financial Statements (unaudited) - continued

	MFS Moderate Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	—	—
MFS Emerging Markets Debt Local Currency Fund	4,803,869	—
MFS Emerging Markets Equity Fund	1,235,335	—
MFS Global Opportunistic Bond Fund	5,884,563	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	11,923,406	—
MFS Growth Fund	—	8,793,122
MFS High Income Fund	8,417,181	—
MFS Inflation-Adjusted Bond Fund	11,446,363	—
MFS Institutional Money Market Portfolio	2,752,474	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	259,334	2,975,705
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	11,791,466	—
MFS Value Fund	4,869,165	—
	$63,383,156	$11,768,827

Notes to Financial Statements (unaudited) - continued

	MFS Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$240,515,293	$18,003,006	$18,885,691	$(718,870)	$33,813,401	$272,727,139
MFS Emerging Markets Debt Fund	178,093,410	23,098,718	10,902,468	(1,819,789)	13,833,588	202,303,459
MFS Emerging Markets Debt Local Currency Fund	122,517,600	8,898,482	4,688,588	(905,778)	8,990,631	134,812,347
MFS Emerging Markets Equity Fund	132,921,498	59,443	21,647,077	936,635	23,965,750	136,236,249
MFS Global Opportunistic Bond Fund	174,990,523	27,691,847	5,792,790	(831,407)	5,092,112	201,150,285
MFS Global Real Estate Fund	262,140,708	4,178,535	3,481,951	(109,154)	5,743,948	268,472,086
MFS Growth Fund	636,309,781	12,704,891	98,224,789	15,665,081	50,324,741	616,779,705
MFS High Income Fund	241,423,266	31,078,161	7,373,962	(742,918)	4,784,829	269,169,376
MFS Inflation-Adjusted Bond Fund	289,745,361	50,361,896	9,267,336	(1,292,568)	4,545,975	334,093,328
MFS Institutional Money Market Portfolio	114,443,206	62,919,833	77,998,658	(2,579)	22,452	99,384,254
MFS International Growth Fund	200,612,066	728,582	8,969,946	5,950,498	7,746,842	206,068,042
MFS International Intrinsic Value Fund	202,730,315	431,051	16,616,549	3,001,089	20,679,774	210,225,680
MFS International Large Cap Value Fund	205,347,669	521,698	20,570,311	3,594,819	21,163,202	210,057,077
MFS International New Discovery Fund	133,429,083	222,642	2,458,252	264,105	5,397,532	136,855,110
MFS Mid Cap Growth Fund	612,451,726	4,933,278	50,115,339	9,594,455	7,502,873	584,366,993
MFS Mid Cap Value Fund	590,208,304	1,292,200	30,746,455	(191,423)	49,127,016	609,689,642
MFS New Discovery Fund	134,658,702	684,506	18,728,890	810,140	19,985,682	137,410,140
MFS New Discovery Value Fund	131,075,750	5,097,233	10,268,067	(9,462)	8,058,806	133,954,260
MFS Research Fund	619,263,870	370,978	72,167,241	9,584,667	68,756,236	625,808,510
MFS Research International Fund	472,324,856	1,749,166	16,058,952	5,682,143	20,267,150	483,964,363
MFS Total Return Bond Fund	145,295,173	23,720,588	5,597,344	(604,411)	5,171,729	167,985,735
MFS Value Fund	646,761,497	7,778,295	14,084,923	506,678	38,269,189	679,230,736
	$6,487,259,657	$286,525,029	$524,645,579	$48,361,951	$423,243,458	$6,720,744,516

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	4,901,027	—
MFS Emerging Markets Debt Local Currency Fund	1,257,158	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	3,584,568	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	11,527,548
MFS High Income Fund	8,548,141	—
MFS Inflation-Adjusted Bond Fund	8,179,176	—
MFS Institutional Money Market Portfolio	2,185,408	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	353,189	4,052,662
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	3,519,911	—
MFS Value Fund	6,140,525	—
	$38,669,103	$15,580,210

Notes to Financial Statements (unaudited) - continued

	MFS Aggressive Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$129,672,592	$4,262,611	$2,121,224	$(26,755)	$17,649,009	$149,436,233
MFS Emerging Markets Equity Fund	85,910,204	77,117	12,072,048	1,186,610	15,196,082	90,297,965
MFS Global Real Estate Fund	141,400,341	2,471,375	—	—	3,029,170	146,900,886
MFS Growth Fund	333,053,813	6,489,709	39,521,528	3,681,096	31,035,910	334,739,000
MFS Institutional Money Market Portfolio	37,745,956	38,656,810	46,548,289	(233)	5,984	29,860,228
MFS International Growth Fund	144,079,217	509,051	3,607,488	824,546	9,051,546	150,856,872
MFS International Intrinsic Value Fund	145,673,754	213,236	9,796,002	1,785,698	15,425,280	153,301,966
MFS International Large Cap Value Fund	147,382,308	23,245	12,273,098	2,295,662	15,703,160	153,131,277
MFS International New Discovery Fund	115,060,641	654,378	230,615	4,407	4,878,640	120,367,451
MFS Mid Cap Growth Fund	292,799,705	2,326,310	13,538,816	979,970	6,928,345	289,495,514
MFS Mid Cap Value Fund	282,479,689	508,608	6,481,146	20,510	23,660,905	300,188,566
MFS New Discovery Fund	72,503,752	3,768	7,702,357	(528,692)	11,861,615	76,138,086
MFS New Discovery Value Fund	70,758,347	2,660,747	2,856,113	(170,770)	4,501,313	74,893,524
MFS Research Fund	296,266,565	—	26,730,362	1,762,669	36,269,807	307,568,679
MFS Research International Fund	232,952,800	1,032,490	3,480,213	478,409	12,420,321	243,403,807
MFS Value Fund	333,006,577	7,232,695	1,616,731	(8,355)	20,158,127	358,772,313
	$2,860,746,261	$67,122,150	$188,576,030	$12,284,772	$227,775,214	$2,979,352,367

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	6,380,639
MFS Institutional Money Market Portfolio	664,085	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	197,875	2,270,511
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Value Fund	3,190,568	—
	$4,052,528	$8,651,150

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund. See the Statements of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS.  The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
MFS Conservative Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.
MFS Moderate Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 5th quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement - continued
MFS Growth Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 5th quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.
MFS Aggressive Growth Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.
General
Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. The Trustees noted the structure of the Funds’ portfolios and considered MFS' strategic, long-term allocation process with respect to the Funds’ underlying investments.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”).
In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class I shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense groups based on information provided by Broadridge.  The Trustees considered that MFS currently observes expense limitations for MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, and MFS Moderate Allocation Fund, each of which may not be changed without the Trustees’ approval.  The Trustees also considered that according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year), the total expense ratio for each of MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund and MFS Growth Allocation Fund was lower than the Broadridge expense group median and the total expense ratio for MFS Moderate Allocation Fund was approximately at the Broadridge expense group median.  Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

MFS Blended Research Mid Cap Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments − 11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 4.4%
BWX Technologies, Inc.	106,548	$19,059,306
Curtiss-Wright Corp.	44,930	25,353,550
Leidos Holdings, Inc.	186,563	35,652,189
Textron, Inc.	258,589	21,504,261
		$101,569,306
Airlines – 1.4%
SkyWest, Inc. (a)	137,786	$13,988,035
United Airlines Holdings, Inc. (a)	167,616	17,090,127
		$31,078,162
Apparel Manufacturers – 0.3%
VF Corp.	293,507	$5,136,373
Wolverine World Wide, Inc.	70,244	1,138,655
		$6,275,028
Automotive – 1.8%
Aptiv PLC (a)	459,349	$35,622,515
Garrett Motion, Inc.	64,624	1,068,234
Visteon Corp.	39,091	4,036,146
		$40,726,895
Biotechnology – 1.7%
Biogen, Inc. (a)	81,309	$14,805,556
Exact Sciences Corp. (a)	25,408	2,573,576
Exelixis, Inc. (a)	512,271	22,627,010
		$40,006,142
Broadcasting – 1.3%
Omnicom Group, Inc.	230,453	$16,505,044
Spotify Technology S.A. (a)	15,887	9,514,248
TKO Group Holdings, Inc.	17,235	3,341,694
		$29,360,986
Brokerage & Asset Managers – 0.8%
Raymond James Financial, Inc.	109,415	$17,127,824
XP, Inc.	65,386	1,288,758
		$18,416,582
Business Services – 3.7%
Constellium SE (a)	289,590	$4,868,008
Dropbox, Inc. (a)	510,457	15,252,455
GoDaddy, Inc. (a)	141,277	18,063,677
TriNet Group, Inc.	330,693	19,378,610
Verisk Analytics, Inc., “A”	118,017	26,562,086
		$84,124,836
BMSFS-SEM
1

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 1.6%
Avient Corp.	592,738	$18,131,855
Eastman Chemical Co.	288,632	17,918,275
Mosaic Co.	59,087	1,447,041
		$37,497,171
Computer Software – 4.9%
ACI Worldwide, Inc. (a)	128,684	$6,030,132
Datadog, Inc., “A” (a)	176,192	28,192,482
Guidewire Software, Inc. (a)	96,061	20,747,255
Okta, Inc. (a)	359,814	28,903,859
Pegasystems, Inc.	134,460	7,364,374
VeriSign, Inc.	25,589	6,448,172
Zoom Communications, Inc. (a)	184,126	15,643,345
		$113,329,619
Computer Software - Systems – 0.6%
Avnet, Inc.	42,649	$2,026,254
Q2 Holdings, Inc. (a)	67,785	4,889,332
Sandisk Corp. of Delaware (a)	16,795	3,749,988
Western Digital Corp.	12,903	2,107,447
		$12,773,021
Construction – 4.9%
Allegion PLC	50,764	$8,428,347
Builders FirstSource, Inc. (a)	186,782	20,962,544
Ferguson Enterprises, Inc.	56,294	14,167,511
Masco Corp.	399,490	25,914,916
Mohawk Industries, Inc. (a)	245,023	28,398,166
Stanley Black & Decker, Inc.	216,559	15,488,299
		$113,359,783
Consumer Products – 0.5%
Newell Brands, Inc.	3,020,839	$11,026,062
Consumer Services – 0.5%
Adtalem Global Education, Inc. (a)	14,604	$1,351,746
Expedia Group, Inc.	25,033	6,400,688
Grand Canyon Education, Inc. (a)	25,467	4,017,165
		$11,769,599
Containers – 0.1%
Smurfit Westrock PLC	33,155	$1,183,302
Electrical Equipment – 2.1%
AMETEK, Inc.	67,689	$13,394,976
Amphenol Corp., “A”	180,645	25,452,881
nVent Electric PLC	39,183	4,203,160
W.W. Grainger, Inc.	6,179	5,861,585
		$48,912,602
2

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 3.0%
Advanced Energy Industries, Inc.	11,140	$2,352,657
Amkor Technology, Inc.	390,900	14,224,851
Cirrus Logic, Inc. (a)	78,539	9,451,383
Flex Ltd. (a)	514,753	30,427,050
Monolithic Power Systems, Inc.	12,313	11,428,557
		$67,884,498
Energy - Independent – 3.7%
Antero Resources Corp. (a)	108,211	$3,942,127
Expand Energy Corp.	19,119	2,331,179
Phillips 66	287,676	39,400,105
Valero Energy Corp.	224,372	39,659,995
		$85,333,406
Energy - Integrated – 0.7%
National Gas Fuel Co.	197,789	$16,307,703
Energy - Renewables – 0.2%
AES Corp.	362,545	$5,097,383
Engineering - Construction – 0.7%
Jacobs Solutions, Inc.	85,171	$11,481,902
Tutor Perini Corp.	64,861	4,446,222
		$15,928,124
Entertainment – 0.8%
Lamar Advertising Co., REIT	130,532	$17,281,131
Food & Beverages – 1.5%
General Mills, Inc.	334,224	$15,825,506
Ingredion, Inc.	167,372	17,999,185
		$33,824,691
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	447,774	$8,207,697
Forest & Paper Products – 0.3%
Sylvamo Corp.	109,834	$5,202,837
UFP Industries, Inc.	25,777	2,397,003
		$7,599,840
Gaming & Lodging – 1.9%
Brightstar Lottery PLC	178,564	$2,792,741
Carnival Corp. (a)	299,714	7,726,627
Viking Holdings Ltd. (a)	510,696	34,104,279
		$44,623,647
General Merchandise – 1.3%
Dollar General Corp.	269,030	$29,456,095
Health Maintenance Organizations – 1.5%
Humana, Inc.	140,526	$34,537,075
3

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 8.3%
Ameriprise Financial, Inc.	82,324	$37,518,340
Assurant, Inc.	7,819	1,783,983
AXIS Capital Holdings Ltd.	80,109	8,190,344
Corebridge Financial, Inc.	907,968	27,257,199
Equitable Holdings, Inc.	657,616	30,704,091
Everest Group Ltd.	76,550	24,058,900
Hanover Insurance Group, Inc.	16,215	3,008,693
Hartford Insurance Group, Inc.	198,682	27,225,395
Jackson Financial, Inc.	139,235	13,646,422
Lincoln National Corp.	164,521	6,768,394
Voya Financial, Inc.	149,628	10,518,848
		$190,680,609
Internet – 0.5%
Etsy, Inc. (a)	142,190	$7,709,542
Pinterest, Inc. (a)	115,019	3,004,296
		$10,713,838
Leisure & Toys – 1.9%
Brunswick Corp.	17,689	$1,169,420
Mattel, Inc. (a)	218,294	4,610,369
Polaris, Inc.	28,216	1,872,414
Roblox Corp., “A” (a)	379,196	36,034,996
		$43,687,199
Machinery & Tools – 4.8%
AGCO Corp.	278,122	$29,469,807
CNH Industrial N.V.	2,952,978	27,846,583
Crane Co.	7,610	1,394,532
Pentair PLC	100,550	10,581,882
Trimble, Inc. (a)	28,893	2,352,468
Wabtec Corp.	187,238	39,048,485
		$110,693,757
Major Banks – 0.1%
Simmons First National Corp.	155,953	$2,892,928
Medical & Health Technology & Services – 5.0%
IQVIA Holdings, Inc. (a)	130,689	$30,059,777
McKesson Corp.	32,919	29,005,589
Universal Health Services, Inc.	108,267	26,377,089
Veeva Systems, Inc. (a)	115,255	27,694,624
Ventas, Inc., REIT	15,520	1,251,378
		$114,388,457
Medical Equipment – 1.3%
Align Technology, Inc. (a)	13,480	$1,984,121
DexCom, Inc. (a)	47,293	3,001,687
Envista Holdings Corp. (a)	1,158,724	24,217,332
		$29,203,140
4

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 1.5%
Atmos Energy Corp.	119,919	$21,150,114
UGI Corp.	341,965	13,524,716
		$34,674,830
Network & Telecom – 0.2%
Ciena Corp. (a)	24,613	$5,026,221
Oil Services – 1.7%
TechnipFMC PLC	849,904	$38,466,655
Other Banks & Diversified Financials – 6.7%
Banc of California, Inc.	230,878	$4,257,390
M&T Bank Corp.	51,508	9,797,852
Northern Trust Corp.	269,038	35,335,451
Popular, Inc.	317,146	36,379,818
Synchrony Financial	463,363	35,845,762
Texas Capital Bancshares, Inc. (a)	345,814	31,182,048
		$152,798,321
Pharmaceuticals – 1.7%
Incyte Corp. (a)	287,110	$29,991,510
Organon & Co.	1,206,480	9,301,961
		$39,293,471
Real Estate – 5.0%
CareTrust REIT, Inc.	405,565	$15,220,855
CBRE Group, Inc., “A” (a)	97,095	15,712,884
Essential Properties Realty Trust, REIT	507,401	16,064,316
Jones Lang LaSalle, Inc. (a)	107,893	35,139,671
NNN REIT, Inc.	47,824	1,977,522
Simon Property Group, Inc., REIT	44,882	8,362,414
W.P. Carey, Inc., REIT	332,443	22,396,685
		$114,874,347
Real Estate - Office – 1.8%
Cousins Properties, Inc., REIT	590,570	$15,224,894
Highwoods Properties, Inc., REIT	905,131	25,162,642
		$40,387,536
Restaurants – 2.6%
Aramark	799,654	$29,723,139
Texas Roadhouse, Inc.	62,738	10,994,835
U.S. Foods Holding Corp. (a)	231,866	18,240,898
		$58,958,872
Specialty Chemicals – 1.3%
Corteva, Inc.	70,919	$4,784,905
RPM International, Inc.	240,176	25,758,876
		$30,543,781
5

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 3.0%
Bath & Body Works, Inc.	216,741	$3,773,461
O'Reilly Automotive, Inc. (a)	360,989	36,712,581
Ross Stores, Inc.	9,526	1,680,005
Tapestry, Inc.	219,846	24,024,771
Wayfair, Inc., “A” (a)	14,597	1,617,348
		$67,808,166
Utilities - Electric Power – 5.2%
Ameren Corp.	42,616	$4,532,212
DTE Energy Co.	9,637	1,320,558
Edison International	575,382	33,884,246
NRG Energy, Inc.	210,120	35,613,239
PG&E Corp.	2,039,805	32,881,656
Portland General Electric Co.	216,371	10,995,974
		$119,227,885
Total Common Stocks (Identified Cost, $2,060,241,364)		$2,271,810,399
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.01% (v) (Identified Cost, $13,166,506)	13,165,184	$13,167,817
Other Assets, Less Liabilities – 0.2%		5,409,736
Net Assets – 100.0%		$2,290,387,952

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,167,817 and
$2,271,810,399, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Blended Research Mid Cap Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $2,060,241,364)	$2,271,810,399
Investments in affiliated issuers, at value (identified cost, $13,166,506)	13,167,817
Receivables for
Fund shares sold	5,262,198
Interest and dividends	2,096,650
Other assets	128,188
Total assets	$2,292,465,252
Liabilities
Payables for
Fund shares reacquired	$1,581,107
Payable to affiliates
Investment adviser	108,701
Administrative services fee	4,106
Shareholder servicing costs	308,669
Distribution and service fees	4,002
Accrued expenses and other liabilities	70,715
Total liabilities	$2,077,300
Net assets	$2,290,387,952
Net assets consist of
Paid-in capital	$2,011,094,570
Total distributable earnings (loss)	279,293,382
Net assets	$2,290,387,952
Shares of beneficial interest outstanding	149,439,020

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$84,207,989	5,482,707	$15.36
Class B	146,195	9,743	15.01
Class C	5,939,090	397,187	14.95
Class I	1,052,334,359	68,797,201	15.30
Class R1	197,088	13,041	15.11
Class R2	684,060	45,107	15.17
Class R3	6,799,444	446,347	15.23
Class R4	1,786,202	116,485	15.33
Class R6	1,138,293,525	74,131,202	15.36

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.30 [100 / 94.25 x $15.36]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
7

MFS Blended Research Mid Cap Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$14,009,598
Dividends from affiliated issuers	391,994
Other	54,961
Income on securities loaned	12,152
Total investment income	$14,468,705
Expenses
Management fee	$4,691,167
Distribution and service fees	137,290
Shareholder servicing costs	506,458
Administrative services fee	127,037
Independent Trustees' compensation	17,621
Custodian fee	44,827
Shareholder communications	18,915
Audit and tax fees	36,269
Legal fees	2,775
Miscellaneous	155,883
Total expenses	$5,738,242
Fees paid indirectly	(13)
Reduction of expenses by investment adviser and distributor	(403,184)
Net expenses	$5,335,045
Net investment income (loss)	$9,133,660
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$37,991,318
Affiliated issuers	364
Net realized gain (loss)	$37,991,682
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$81,106,397
Affiliated issuers	1,311
Net unrealized gain (loss)	$81,107,708
Net realized and unrealized gain (loss)	$119,099,390
Change in net assets from operations	$128,233,050
See Notes to Financial Statements
8

MFS Blended Research Mid Cap Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25
Change in net assets
From operations
Net investment income (loss)	$9,133,660	$9,781,864
Net realized gain (loss)	37,991,682	56,982,165
Net unrealized gain (loss)	81,107,708	7,169,916
Change in net assets from operations	$128,233,050	$73,933,945
Total distributions to shareholders	$—	$(88,821,477)
Change in net assets from fund share transactions	$657,549,900	$820,158,753
Total change in net assets	$785,782,950	$805,271,221
Net assets
At beginning of period	1,504,605,002	699,333,781
At end of period	$2,290,387,952	$1,504,605,002
See Notes to Financial Statements
9

MFS Blended Research Mid Cap Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.25	$14.57	$11.31	$12.38	$15.36	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.11	$0.11	$0.11	$0.07	$0.08
Net realized and unrealized gain (loss)	1.06	1.09	3.42	(0.62)	(0.05)(g)	4.68
Total from investment operations	$1.11	$1.20	$3.53	$(0.51)	$0.02	$4.76
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.11)	$(0.11)	$—	$(0.10)
From net realized gain	—	(1.42)	(0.16)	(0.45)	(3.00)	(0.00)(w)
Total distributions declared to shareholders	$—	$(1.52)	$(0.27)	$(0.56)	$(3.00)	$(0.10)
Net asset value, end of period (x)	$15.36	$14.25	$14.57	$11.31	$12.38	$15.36
Total return (%) (r)(s)(t)(x)	7.79 (n)	7.74	31.49	(4.30)	(1.00)	44.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88 (a)	0.92	0.93	0.94	0.94	0.92
Expenses after expense reductions (f)	0.84 (a)	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	0.67 (a)	0.72	0.88	0.96	0.45	0.58
Portfolio turnover rate	24 (n)	58	75	67	89	103
Net assets at end of period (000 omitted)	$84,208	$67,840	$42,546	$32,605	$19,061	$133,584

See Notes to Financial Statements
10

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$13.97	$14.33	$11.12	$12.17	$15.26	$10.64
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$(0.00)(w)	$0.02	$0.02	$(0.01)	$(0.02)
Net realized and unrealized gain (loss)	1.04	1.06	3.36	(0.61)	(0.08)	4.65
Total from investment operations	$1.04	$1.06	$3.38	$(0.59)	$(0.09)	$4.63
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$(0.01)	$(0.00)(w)	$(0.01)
From net realized gain	—	(1.42)	(0.16)	(0.45)	(3.00)	(0.00)(w)
Total distributions declared to shareholders	$—	$(1.42)	$(0.17)	$(0.46)	$(3.00)	$(0.01)
Net asset value, end of period (x)	$15.01	$13.97	$14.33	$11.12	$12.17	$15.26
Total return (%) (r)(s)(t)(x)	7.44 (n)	6.87	30.58	(5.01)	(1.78)	43.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63 (a)	1.67	1.68	1.69	1.70	1.67
Expenses after expense reductions (f)	1.59 (a)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	(0.06)(a)	(0.00)(w)	0.12	0.20	(0.05)	(0.16)
Portfolio turnover rate	24 (n)	58	75	67	89	103
Net assets at end of period (000 omitted)	$146	$139	$219	$197	$236	$126

Class C	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$13.92	$14.29	$11.09	$12.16	$15.25	$10.64
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.00)(w)	$0.02	$0.03	$0.01	$(0.02)
Net realized and unrealized gain (loss)	1.04	1.05	3.35	(0.62)	(0.09)	4.64
Total from investment operations	$1.03	$1.05	$3.37	$(0.59)	$(0.08)	$4.62
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$(0.03)	$(0.01)	$(0.01)
From net realized gain	—	(1.42)	(0.16)	(0.45)	(3.00)	(0.00)(w)
Total distributions declared to shareholders	$—	$(1.42)	$(0.17)	$(0.48)	$(3.01)	$(0.01)
Net asset value, end of period (x)	$14.95	$13.92	$14.29	$11.09	$12.16	$15.25
Total return (%) (r)(s)(t)(x)	7.40 (n)	6.82	30.59	(4.98)	(1.74)	43.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63 (a)	1.67	1.68	1.69	1.70	1.66
Expenses after expense reductions (f)	1.59 (a)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	(0.07)(a)	(0.02)	0.12	0.23	0.11	(0.16)
Portfolio turnover rate	24 (n)	58	75	67	89	103
Net assets at end of period (000 omitted)	$5,939	$5,175	$4,168	$4,180	$3,161	$350

See Notes to Financial Statements
11

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.17	$14.50	$11.25	$12.31	$15.38	$10.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.15	$0.14	$0.15	$0.11
Net realized and unrealized gain (loss)	1.06	1.08	3.40	(0.62)	(0.08)	4.68
Total from investment operations	$1.13	$1.22	$3.55	$(0.48)	$0.07	$4.79
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.14)	$(0.13)	$(0.14)	$(0.12)
From net realized gain	—	(1.42)	(0.16)	(0.45)	(3.00)	(0.00)(w)
Total distributions declared to shareholders	$—	$(1.55)	$(0.30)	$(0.58)	$(3.14)	$(0.12)
Net asset value, end of period (x)	$15.30	$14.17	$14.50	$11.25	$12.31	$15.38
Total return (%) (r)(s)(t)(x)	7.97 (n)	7.93	31.91	(4.07)	(0.73)	44.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63 (a)	0.67	0.68	0.69	0.71	0.67
Expenses after expense reductions (f)	0.59 (a)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	0.91 (a)	0.97	1.14	1.22	1.07	0.84
Portfolio turnover rate	24 (n)	58	75	67	89	103
Net assets at end of period (000 omitted)	$1,052,334	$622,850	$190,406	$119,155	$108,560	$5,410

Class R1	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.02	$14.32	$11.13	$12.18	$15.26	$10.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.07	$0.02	$0.02	$(0.01)	$(0.02)
Net realized and unrealized gain (loss)	1.04	1.07	3.36	(0.61)	(0.07)	4.64
Total from investment operations	$1.09	$1.14	$3.38	$(0.59)	$(0.08)	$4.62
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.03)	$(0.01)	$—	$(0.01)
From net realized gain	—	(1.42)	(0.16)	(0.45)	(3.00)	(0.00)(w)
Total distributions declared to shareholders	$—	$(1.44)	$(0.19)	$(0.46)	$(3.00)	$(0.01)
Net asset value, end of period (x)	$15.11	$14.02	$14.32	$11.13	$12.18	$15.26
Total return (%) (r)(s)(t)(x)	7.77 (n)	7.44	30.52	(5.00)	(1.72)	43.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88 (a)	1.16	1.68	1.69	1.70	1.67
Expenses after expense reductions (f)	0.84 (a)	1.08	1.59	1.59	1.59	1.59
Net investment income (loss)	0.68 (a)	0.49	0.13	0.20	(0.08)	(0.16)
Portfolio turnover rate	24 (n)	58	75	67	89	103
Net assets at end of period (000 omitted)	$197	$182	$167	$132	$136	$142

See Notes to Financial Statements
12

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.09	$14.42	$11.20	$12.26	$15.33	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.07	$0.08	$0.08	$0.06	$0.04
Net realized and unrealized gain (loss)	1.05	1.08	3.39	(0.62)	(0.07)	4.68
Total from investment operations	$1.08	$1.15	$3.47	$(0.54)	$(0.01)	$4.72
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.09)	$(0.07)	$(0.06)	$(0.09)
From net realized gain	—	(1.42)	(0.16)	(0.45)	(3.00)	(0.00)(w)
Total distributions declared to shareholders	$—	$(1.48)	$(0.25)	$(0.52)	$(3.06)	$(0.09)
Net asset value, end of period (x)	$15.17	$14.09	$14.42	$11.20	$12.26	$15.33
Total return (%) (r)(s)(t)(x)	7.67 (n)	7.46	31.24	(4.52)	(1.27)	44.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13 (a)	1.17	1.18	1.19	1.20	1.17
Expenses after expense reductions (f)	1.09 (a)	1.09	1.09	1.09	1.09	1.09
Net investment income (loss)	0.43 (a)	0.47	0.63	0.73	0.42	0.30
Portfolio turnover rate	24 (n)	58	75	67	89	103
Net assets at end of period (000 omitted)	$684	$600	$549	$416	$292	$253

Class R3	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.13	$14.47	$11.23	$12.30	$15.36	$10.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.11	$0.11	$0.10	$0.08
Net realized and unrealized gain (loss)	1.05	1.09	3.40	(0.62)	(0.07)	4.68
Total from investment operations	$1.10	$1.19	$3.51	$(0.51)	$0.03	$4.76
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.11)	$(0.11)	$(0.09)	$(0.11)
From net realized gain	—	(1.42)	(0.16)	(0.45)	(3.00)	(0.00)(w)
Total distributions declared to shareholders	$—	$(1.53)	$(0.27)	$(0.56)	$(3.09)	$(0.11)
Net asset value, end of period (x)	$15.23	$14.13	$14.47	$11.23	$12.30	$15.36
Total return (%) (r)(s)(t)(x)	7.78 (n)	7.70	31.54	(4.33)	(0.94)	44.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88 (a)	0.92	0.93	0.94	0.95	0.92
Expenses after expense reductions (f)	0.84 (a)	0.84	0.84	0.84	0.82	0.82
Net investment income (loss)	0.67 (a)	0.72	0.88	0.92	0.74	0.62
Portfolio turnover rate	24 (n)	58	75	67	89	103
Net assets at end of period (000 omitted)	$6,799	$6,582	$3,632	$1,051	$1,947	$1,422

See Notes to Financial Statements
13

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.21	$14.53	$11.27	$12.33	$15.39	$10.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.15	$0.14	$0.13	$0.11
Net realized and unrealized gain (loss)	1.05	1.09	3.41	(0.62)	(0.06)	4.69
Total from investment operations	$1.12	$1.23	$3.56	$(0.48)	$0.07	$4.80
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.14)	$(0.13)	$(0.13)	$(0.13)
From net realized gain	—	(1.42)	(0.16)	(0.45)	(3.00)	(0.00)(w)
Total distributions declared to shareholders	$—	$(1.55)	$(0.30)	$(0.58)	$(3.13)	$(0.13)
Net asset value, end of period (x)	$15.33	$14.21	$14.53	$11.27	$12.33	$15.39
Total return (%) (r)(s)(t)(x)	7.88 (n)	7.97	31.93	(4.08)	(0.71)	44.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63 (a)	0.67	0.68	0.69	0.70	0.67
Expenses after expense reductions (f)	0.59 (a)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	0.90 (a)	0.98	1.14	1.20	0.92	0.84
Portfolio turnover rate	24 (n)	58	75	67	89	103
Net assets at end of period (000 omitted)	$1,786	$1,384	$1,161	$854	$934	$953

Class R6	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.22	$14.54	$11.28	$12.34	$15.40	$10.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.16	$0.16	$0.15	$0.15	$0.12
Net realized and unrealized gain (loss)	1.06	1.09	3.41	(0.62)	(0.07)	4.69
Total from investment operations	$1.14	$1.25	$3.57	$(0.47)	$0.08	$4.81
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.15)	$(0.14)	$(0.14)	$(0.14)
From net realized gain	—	(1.42)	(0.16)	(0.45)	(3.00)	(0.00)(w)
Total distributions declared to shareholders	$—	$(1.57)	$(0.31)	$(0.59)	$(3.14)	$(0.14)
Net asset value, end of period (x)	$15.36	$14.22	$14.54	$11.28	$12.34	$15.40
Total return (%) (r)(s)(t)(x)	8.02 (n)	8.06	32.03	(3.97)	(0.60)	45.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53 (a)	0.57	0.58	0.59	0.59	0.58
Expenses after expense reductions (f)	0.49 (a)	0.49	0.49	0.49	0.48	0.51
Net investment income (loss)	1.02 (a)	1.07	1.24	1.30	1.04	0.94
Portfolio turnover rate	24 (n)	58	75	67	89	103
Net assets at end of period (000 omitted)	$1,138,294	$799,854	$456,485	$326,353	$325,339	$308,874

See Notes to Financial Statements
14

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
15

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Blended Research Mid Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Operating Segments — An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
16

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,271,810,399	$—	$—	$2,271,810,399
Investment Companies	13,167,817	—	—	13,167,817
Total	$2,284,978,216	$—	$—	$2,284,978,216
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
17

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$30,733,692
Long-term capital gains	58,087,785
Total distributions	$88,821,477
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/25
Cost of investments	$2,083,350,505
Gross appreciation	291,130,366
Gross depreciation	(89,502,655)
Net unrealized appreciation (depreciation)	$201,627,711
As of 5/31/25
Undistributed ordinary income	3,983,620
Undistributed long-term capital gain	30,503,524
Post-October capital loss deferral	(3,946,815)
Net unrealized appreciation (depreciation)	120,520,003
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to
18

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/25	Year ended 5/31/25
Class A	$—	$5,437,487
Class B	—	15,983
Class C	—	432,307
Class I	—	31,623,202
Class R1	—	16,856
Class R2	—	58,162
Class R3	—	595,281
Class R4	—	126,721
Class R6	—	50,515,478
Total	$—	$88,821,477
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the six months ended November 30, 2025, this management fee reduction amounted to $133,220, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.47% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.84%	1.59%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.52%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2026. For the six months ended November 30, 2025, this reduction amounted to $269,942, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $9,056 for the six months ended November 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
19

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$96,834
Class B	0.75%	0.25%	1.00%	1.00%	731
Class C	0.75%	0.25%	1.00%	1.00%	28,701
Class R1	0.75%	0.25%	1.00%	0.25%	242
Class R2	0.25%	0.25%	0.50%	0.50%	1,641
Class R3	—	0.25%	0.25%	0.25%	9,141
Total Distribution and Service Fees					$137,290
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets.  The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2025 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2025, this rebate amounted to $22 for Class C shares and is included in the reduction of total expenses in the Statement of Operations. For the six months ended November 30, 2025, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2025, were as follows:
Amount
Class A	$2,101
Class B	—
Class C	2,578
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2025, the fee was $24,709, which equated to 0.0026% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $481,749.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.0132% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
20

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$45
8/19/2024	Redemption	Class C	3	38
8/19/2024	Redemption	Class I	3	40
8/19/2024	Redemption	Class R3	2	36
At November 30, 2025, MFS held approximately 84% and 63% of the outstanding shares of Class B and Class R1, respectively.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2025, this reimbursement amounted to $54,961, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $1,123,978,075 and $460,933,799, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,119,038	$16,938,606	2,358,828	$34,749,652
Class B	84	1,271	5,677	83,966
Class C	69,807	1,031,760	141,661	2,041,967
Class I	32,789,231	491,622,865	36,139,897	522,110,644
Class R1	91	1,296	132	1,872
Class R2	2,527	38,170	5,192	75,146
Class R3	73,529	1,092,242	274,427	3,982,297
Class R4	38,786	597,573	36,687	510,936
Class R6	22,629,511	345,906,442	29,865,891	414,091,114
	56,722,604	$857,230,225	68,828,392	$977,647,594
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	363,991	$5,434,384
Class B	—	—	1,087	15,983
Class C	—	—	29,509	432,307
Class I	—	—	2,130,600	31,618,104
Class R1	—	—	1,147	16,856
Class R2	—	—	3,935	58,162
Class R3	—	—	40,195	595,281
Class R4	—	—	8,522	126,721
Class R6	—	—	3,296,640	49,054,009
	—	$—	5,875,626	$87,351,807
21

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(398,013)	$(6,005,675)	(880,295)	$(12,667,289)
Class B	(262)	(3,922)	(12,137)	(172,568)
Class C	(44,311)	(654,303)	(91,251)	(1,323,555)
Class I	(7,944,201)	(120,083,812)	(7,451,204)	(104,805,492)
Class R1	—	—	(3)	(35)
Class R2	(35)	(526)	(4,609)	(66,411)
Class R3	(92,942)	(1,369,594)	(99,802)	(1,438,745)
Class R4	(19,726)	(295,510)	(27,681)	(376,710)
Class R6	(4,752,032)	(71,266,983)	(8,307,574)	(123,989,843)
	(13,251,522)	$(199,680,325)	(16,874,556)	$(244,840,648)
Net change
Class A	721,025	$10,932,931	1,842,524	$27,516,747
Class B	(178)	(2,651)	(5,373)	(72,619)
Class C	25,496	377,457	79,919	1,150,719
Class I	24,845,030	371,539,053	30,819,293	448,923,256
Class R1	91	1,296	1,276	18,693
Class R2	2,492	37,644	4,518	66,897
Class R3	(19,413)	(277,352)	214,820	3,138,833
Class R4	19,060	302,063	17,528	260,947
Class R6	17,877,479	274,639,459	24,854,957	339,155,280
	43,471,082	$657,549,900	57,829,462	$820,158,753
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2030 Fund, and  MFS Lifetime 2060 Fund were the owners of record of approximately 3%, 3%, 2%, 2% 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2025, the fund’s commitment fee and interest expense were $3,280 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended November 30, 2025:
22

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,469,886	$235,492,620	$233,796,364	$364	$1,311	$13,167,817

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$391,994	$—
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Mid Cap Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Mid Cap Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Mid Cap Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
24

MFS Blended Research Mid Cap Equity Fund
Board Review of Investment Advisory Agreement
MFS Blended Research Mid Cap Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
25

MFS Blended Research Mid Cap Equity Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
26

MFS Blended Research Small Cap Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Small Cap Equity Fund
Portfolio of Investments − 11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 2.2%
CACI International, Inc., “A” (a)	4,270	$2,635,017
Karman Holdings, Inc. (a)	49,734	3,333,670
Kratos Defense & Security Solutions, Inc. (a)	3,433	261,251
Standard Aero, Inc. (a)	26,139	682,751
		$6,912,689
Automotive – 1.8%
Goodyear Tire & Rubber Co. (a)	156,915	$1,358,884
Lear Corp.	10,591	1,137,050
Methode Electronics, Inc.	120,078	910,191
Visteon Corp.	22,992	2,373,924
		$5,780,049
Biotechnology – 2.6%
Adaptive Biotechnologies Corp. (a)	24,445	$480,589
Arcus Biosciences, Inc. (a)	15,943	416,112
BridgeBio Pharma, Inc. (a)	2,278	164,039
Exact Sciences Corp. (a)	37,458	3,794,121
Exelixis, Inc. (a)	30,047	1,327,176
Intellia Theraputics, Inc. (a)	24,317	218,610
Novavax, Inc. (a)(l)	121,871	859,190
Prothena Corp. PLC (a)	31,565	339,324
Stoke Theraputics, Inc. (a)	13,121	405,570
Tango Therapeutics, Inc. (a)	19,250	210,017
		$8,214,748
Brokerage & Asset Managers – 0.6%
A-Mark Precious Metals, Inc.	17,950	$515,345
Hamilton Lane, Inc., “A”	6,164	763,935
PJT Partners, Inc.	2,632	442,202
		$1,721,482
Business Services – 2.2%
BlueLinx Holdings, Inc. (a)	19,029	$1,187,219
Concentrix Corp.	4,164	150,778
TriNet Group, Inc.	69,918	4,097,195
World Fuel Services Corp.	62,877	1,457,489
		$6,892,681
Chemicals – 2.8%
Avient Corp.	130,164	$3,981,717
BioLife Solutions, Inc. (a)	31,272	828,708
Element Solutions, Inc.	158,013	4,095,697
		$8,906,122
BRSFS-SEM
1

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 6.1%
ACI Worldwide, Inc. (a)	45,854	$2,148,718
Alkami Technology, Inc. (a)	56,550	1,205,646
BILL Holdings, Inc. (a)	55,745	2,795,612
Cerence, Inc. (a)	142,774	1,581,936
Clear Secure, Inc., “A”	71,189	2,527,210
Consensus Cloud Solutions, Inc. (a)	15,360	335,462
D-Wave Quantum, Inc. (a)	29,251	663,120
Elastic N.V. (a)	35,905	2,532,380
Five9, Inc. (a)	174,808	3,424,489
Netskope, Inc., “A” (a)	26,843	493,374
PagerDuty, Inc. (a)	7,106	85,272
SentinelOne, Inc., “A” (a)	64,715	1,049,030
Thryv, Inc. (a)	63,370	356,773
		$19,199,022
Computer Software - Systems – 2.3%
Adtran Holdings, Inc. (a)	47,678	$378,086
Credo Technology Group Holdings Ltd. (a)	8,710	1,546,896
IonQ, Inc. (a)	8,359	412,099
Pitney Bowes, Inc.	34,749	342,625
Q2 Holdings, Inc. (a)	53,644	3,869,342
Rigetti Computing, Inc. (a)	3,344	85,506
ScanSource, Inc. (a)	14,344	589,825
		$7,224,379
Construction – 1.3%
James Hardie Industries PLC (a)	54,330	$1,074,647
Mohawk Industries, Inc. (a)	24,069	2,789,597
SiteOne Landscape Supply, Inc. (a)	902	121,121
		$3,985,365
Consumer Products – 2.2%
e.l.f. Beauty, Inc. (a)	16,083	$1,225,042
Herbalife Ltd. (a)	27,828	354,250
Newell Brands, Inc.	728,781	2,660,051
Prestige Consumer Healthcare, Inc. (a)	42,643	2,539,391
		$6,778,734
Consumer Services – 3.1%
Adtalem Global Education, Inc. (a)	34,039	$3,150,650
European Wax Center, Inc., “A” (a)	46,917	181,569
Grand Canyon Education, Inc. (a)	22,047	3,477,694
Lyft, Inc. (a)	131,517	2,765,802
		$9,575,715
Electrical Equipment – 1.4%
Armstrong World Industries, Inc.	23,475	$4,454,146
Electronics – 5.6%
Advanced Energy Industries, Inc.	25,557	$5,397,383
Allegro MicroSystems, Inc. (a)	69,575	1,856,957
Alpha and Omega Semiconductor Ltd. (a)	19,557	396,616
Cirrus Logic, Inc. (a)	12,195	1,467,546
2

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Fabrinet (a)	1,297	$595,855
Formfactor, Inc. (a)	73,791	4,059,981
Kimball Electronics, Inc. (a)	43,141	1,246,775
Photronics, Inc. (a)	64,182	1,470,409
Sanmina Corp. (a)	6,340	990,086
		$17,481,608
Energy - Independent – 1.5%
Par Pacific Holdings, Inc. (a)	30,021	$1,370,459
Permian Resources Corp.	158,743	2,300,186
SM Energy Co.	52,444	999,058
		$4,669,703
Energy - Renewables – 1.3%
Bloom Energy Corp. (a)	28,734	$3,138,902
Green Plains, Inc. (a)	24,357	251,608
Nextpower, Inc. “A” (a)	3,928	359,884
Oklo, Inc. (a)	1,477	134,968
Shoals Technologies Group, Inc. (a)	34,295	287,735
		$4,173,097
Engineering - Construction – 4.5%
APi Group, Inc. (a)	84,358	$3,337,202
Centuri Holdings, Inc. (a)	48,995	1,101,898
Legence Corp., “A” (a)	35,212	1,619,048
MYR Group, Inc. (a)	1,925	431,816
Primoris Services Corp.	8,570	1,084,619
Sterling Infrastructure, Inc. (a)	10,473	3,605,959
Tutor Perini Corp.	40,966	2,808,219
		$13,988,761
Entertainment – 0.2%
Quad/Graphics, Inc.	114,246	$655,772
Gaming & Lodging – 0.7%
Brightstar Lottery PLC	134,592	$2,105,019
Super Group SGHC Ltd.	18,895	204,633
		$2,309,652
Insurance – 4.4%
Hanover Insurance Group, Inc.	18,781	$3,484,815
Kemper Corp.	59,538	2,424,387
Lincoln National Corp.	94,211	3,875,840
Neptune Insurance Holdings, Inc., “A” (a)	17,896	417,335
Voya Financial, Inc.	52,882	3,717,605
		$13,919,982
Interactive Media Services – 0.5%
Phoenix Educations Partners, Inc. (a)	48,515	$1,635,441
3

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 1.9%
CarGurus, Inc. (a)	78,954	$2,785,497
EverQuote, Inc., “A” (a)	87,235	2,302,132
Yelp, Inc. (a)	30,382	878,343
		$5,965,972
Leisure & Toys – 2.2%
Brunswick Corp.	54,723	$3,617,738
Corsair Gaming, Inc. (a)	515,062	3,358,204
		$6,975,942
Machinery & Tools – 3.2%
AGCO Corp.	34,642	$3,670,666
Flowserve Corp.	62,141	4,433,760
Regal Rexnord Corp.	13,416	1,958,602
		$10,063,028
Major Banks – 0.1%
Dave, Inc. (a)	1,167	$254,709
Medical & Health Technology & Services – 2.4%
Enhabit, Inc. (a)	59,398	$531,018
GeneDX Holdings Corp. (a)	26,059	4,350,550
Ginkgo Bioworks Holdings, Inc. (a)	34,535	320,485
Guardant Health, Inc. (a)	1,807	195,915
Owens & Minor, Inc. (a)	68,956	187,560
Schrodinger, Inc. (a)	25,103	440,809
Teladoc Health, Inc. (a)	198,479	1,506,456
		$7,532,793
Medical Equipment – 4.9%
Anika Therapeutics, Inc. (a)	31,845	$314,629
AtriCure, Inc. (a)	78,529	2,836,467
Billiontoone, Inc., “A” (a)	4,241	552,093
Bio-Rad Laboratories, Inc., “A” (a)	2,852	926,501
Caris Life Sciences, Inc. (a)(l)	18,834	480,832
Concentra Group Holdings, Inc.	106,392	2,187,419
Embecta Corp.	20,050	255,738
Envista Holdings Corp. (a)	192,184	4,016,646
iRhythm Technologies, Inc. (a)	9,527	1,791,171
MiMedx Group, Inc. (a)	44,104	303,436
Myriad Genetics, Inc. (a)	67,804	517,344
QuidelOrtho Corp. (a)	42,808	1,170,799
		$15,353,075
Metals & Mining – 0.1%
Caledonia Mining Corp. PLC	5,971	$183,967
Natural Gas - Distribution – 1.6%
Southwest Gas Holdings, Inc.	35,884	$2,980,166
UGI Corp.	49,335	1,951,199
		$4,931,365
4

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.1%
CommScope Holding Co., Inc. (a)	8,344	$164,711
Oil Services – 3.1%
Expro Group Holdings N.V. (a)	254,036	$3,543,802
NOV, Inc.	60,415	927,974
Oil States International, Inc. (a)	262,703	1,655,029
Weatherford International PLC	49,340	3,690,632
		$9,817,437
Other Banks & Diversified Financials – 12.9%
Banc of California, Inc.	233,167	$4,299,599
Berkshire Hills Bancorp, Inc.	62,701	1,604,519
Bread Financial Holdings, Inc.	31,958	2,164,515
Cathay General Bancorp, Inc.	67,529	3,271,105
Central Banco, Inc.	42,427	999,580
Columbia Banking System, Inc.	144,365	4,001,798
East West Bancorp, Inc.	35,340	3,770,778
Popular, Inc.	40,747	4,674,088
PROG Holdings, Inc.	45,875	1,320,282
Sezzle, Inc. (a)	20,623	1,273,470
SLM Corp.	105,482	3,090,623
Texas Capital Bancshares, Inc. (a)	48,615	4,383,615
UMB Financial Corp.	39,820	4,423,206
United Community Bank, Inc.	42,306	1,292,871
		$40,570,049
Pharmaceuticals – 8.3%
ACADIA Pharmaceuticals, Inc. (a)	41,757	$1,045,595
Amicus Therapeutics, Inc. (a)	86,192	855,887
Amneal Pharmaceuticals, Inc. (a)	120,432	1,507,809
Arcturus Therapeutics Holdings, Inc. (a)	42,132	286,076
Catalyst Pharmaceuticals, Inc. (a)	53,179	1,244,920
Collegium Pharmaceutical, Inc. (a)	4,798	223,971
Cytokinetics, Inc. (a)	25,206	1,717,285
Indivior PLC (a)	34,452	1,157,587
Ionis Pharmaceuticals, Inc. (a)	16,996	1,406,079
Jazz Pharmaceuticals PLC (a)	5,883	1,038,526
Kiniksa Pharmaceuticals International PLC (a)	45,697	1,943,036
Kymera Therapeutics, Inc. (a)	26,270	1,783,208
Neurocrine Biosciences, Inc. (a)	5,928	902,004
Nurix Therapeutics, Inc. (a)	30,083	531,867
Organon & Co.	233,799	1,802,590
Phibro Animal Health Corp., “A”	42,270	1,770,268
PTC Therapeutics, Inc. (a)	30,619	2,632,928
REGENXBIO, Inc. (a)	78,964	1,057,328
Rigel Pharmaceuticals, Inc. (a)	36,381	1,836,877
Ultragenyx Pharmaceutical, Inc. (a)	15,010	521,598
Vanda Pharmaceuticals, Inc. (a)	71,142	381,321
Zymeworks, Inc. (a)	19,286	515,129
		$26,161,889
Precious Metals & Minerals – 0.7%
Hecla Mining Co.	136,552	$2,296,805
5

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.9%
Cushman & Wakefield Ltd. (a)	70,293	$1,177,408
Essential Properties Realty Trust, REIT	134,608	4,261,689
NNN REIT, Inc.	89,660	3,707,441
		$9,146,538
Real Estate - Office – 2.6%
Cousins Properties, Inc., REIT	20,863	$537,848
Highwoods Properties, Inc., REIT	122,375	3,402,025
Piedmont Office Realty Trust, Inc., REIT	483,998	4,230,143
		$8,170,016
Restaurants – 1.0%
Chefs' Warehouse, Inc. (a)	48,880	$2,997,322
Specialty Stores – 0.5%
Bath & Body Works, Inc.	56,854	$989,828
Genesco, Inc. (a)	15,885	569,477
		$1,559,305
Tobacco – 0.9%
Mativ Holdings, Inc.	231,836	$2,895,632
Trucking – 1.2%
RXO, Inc. (a)	152,999	$2,022,647
Saia, Inc. (a)	5,789	1,629,951
		$3,652,598
Utilities - Electric Power – 1.8%
Hawaiian Electric Industries, Inc. (a)	32,729	$384,893
Portland General Electric Co.	101,828	5,174,899
		$5,559,792
Total Common Stocks (Identified Cost, $265,052,534)		$312,732,093
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 4.01% (v) (Identified Cost, $1,052,740)	1,052,699	$1,052,909
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.93% (j) (Identified Cost, $1,067,550)	1,067,550	$1,067,550
Other Assets, Less Liabilities – (0.3)%		(1,082,482)
Net Assets – 100.0%		$313,770,070

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,052,909 and
$313,799,643, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

6

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
7

MFS Blended Research Small Cap Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $1,043,298 of securities on loan (identified cost, $266,120,084)	$313,799,643
Investments in affiliated issuers, at value (identified cost, $1,052,740)	1,052,909
Receivables for
Fund shares sold	205,078
Interest and dividends	393,471
Receivable from investment adviser	4,609
Other assets	30,749
Total assets	$315,486,459
Liabilities
Payables for
Fund shares reacquired	$528,293
Collateral for securities loaned, at value	1,067,550
Payable to affiliates
Administrative services fee	692
Shareholder servicing costs	59,428
Distribution and service fees	2,216
Payable for independent Trustees' compensation	113
Accrued expenses and other liabilities	58,097
Total liabilities	$1,716,389
Net assets	$313,770,070
Net assets consist of
Paid-in capital	$248,046,857
Total distributable earnings (loss)	65,723,213
Net assets	$313,770,070
Shares of beneficial interest outstanding	19,887,703

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$38,952,966	2,495,957	$15.61
Class B	162,324	10,940	14.84
Class C	4,025,192	272,251	14.78
Class I	118,995,790	7,534,460	15.79
Class R1	968,250	65,490	14.78
Class R2	2,767,683	179,032	15.46
Class R3	1,294,133	82,839	15.62
Class R4	20,297,558	1,283,446	15.81
Class R6	126,306,174	7,963,288	15.86

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.56 [100 / 94.25 x $15.61]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
8

MFS Blended Research Small Cap Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$2,518,071
Dividends from affiliated issuers	38,782
Other	30,294
Income on securities loaned	5,442
Foreign taxes withheld	(3,288)
Total investment income	$2,589,301
Expenses
Management fee	$1,024,228
Distribution and service fees	104,560
Shareholder servicing costs	116,371
Administrative services fee	25,506
Independent Trustees' compensation	4,306
Custodian fee	10,550
Shareholder communications	10,668
Audit and tax fees	35,363
Legal fees	840
Miscellaneous	84,612
Total expenses	$1,417,004
Reduction of expenses by investment adviser and distributor	(208,496)
Net expenses	$1,208,508
Net investment income (loss)	$1,380,793
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$14,023,591
Affiliated issuers	537
Net realized gain (loss)	$14,024,128
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$33,988,850
Affiliated issuers	169
Net unrealized gain (loss)	$33,989,019
Net realized and unrealized gain (loss)	$48,013,147
Change in net assets from operations	$49,393,940
See Notes to Financial Statements
9

MFS Blended Research Small Cap Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25
Change in net assets
From operations
Net investment income (loss)	$1,380,793	$1,905,169
Net realized gain (loss)	14,024,128	13,972,415
Net unrealized gain (loss)	33,989,019	(30,160,622)
Change in net assets from operations	$49,393,940	$(14,283,038)
Total distributions to shareholders	$—	$(23,937,608)
Change in net assets from fund share transactions	$(40,586,905)	$3,472,858
Total change in net assets	$8,807,035	$(34,747,788)
Net assets
At beginning of period	304,963,035	339,710,823
At end of period	$313,770,070	$304,963,035
See Notes to Financial Statements
10

MFS Blended Research Small Cap Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$13.37	$15.16	$12.56	$14.31	$17.57	$11.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.05	$0.09	$0.08	$0.03	$0.04
Net realized and unrealized gain (loss)	2.19	(0.74)	2.60	(1.29)	(1.18)	6.26
Total from investment operations	$2.24	$(0.69)	$2.69	$(1.21)	$(1.15)	$6.30
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.09)	$—	$—	$(0.06)
From net realized gain	—	(0.93)	—	(0.54)	(2.11)	—
Total distributions declared to shareholders	$—	$(1.10)	$(0.09)	$(0.54)	$(2.11)	$(0.06)
Net asset value, end of period (x)	$15.61	$13.37	$15.16	$12.56	$14.31	$17.57
Total return (%) (r)(s)(t)(x)	16.75 (n)	(5.62)	21.38	(8.65)	(7.52)	55.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.12 (a)	1.13	1.13	1.13	1.13	1.12
Expenses after expense reductions	0.99 (a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.65 (a)	0.36	0.64	0.57	0.16	0.26
Portfolio turnover rate	37 (n)	66	61	56	72	80
Net assets at end of period (000 omitted)	$38,953	$36,287	$40,727	$33,667	$40,921	$73,141

See Notes to Financial Statements
11

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$12.76	$14.47	$12.01	$13.81	$17.15	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.06)	$(0.02)	$(0.02)	$(0.08)	$(0.07)
Net realized and unrealized gain (loss)	2.09	(0.72)	2.48	(1.24)	(1.15)	6.12
Total from investment operations	$2.08	$(0.78)	$2.46	$(1.26)	$(1.23)	$6.05
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(0.93)	—	(0.54)	(2.11)	—
Total distributions declared to shareholders	$—	$(0.93)	$—	$(0.54)	$(2.11)	$—
Net asset value, end of period (x)	$14.84	$12.76	$14.47	$12.01	$13.81	$17.15
Total return (%) (r)(s)(t)(x)	16.30 (n)	(6.34)	20.48	(9.34)	(8.21)	54.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87 (a)	1.88	1.88	1.89	1.88	1.86
Expenses after expense reductions	1.74 (a)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.09)(a)	(0.40)	(0.15)	(0.19)	(0.50)	(0.52)
Portfolio turnover rate	37 (n)	66	61	56	72	80
Net assets at end of period (000 omitted)	$162	$171	$355	$451	$664	$615

Class C	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$12.71	$14.46	$11.99	$13.79	$17.14	$11.09
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.06)	$(0.02)	$(0.02)	$(0.09)	$(0.07)
Net realized and unrealized gain (loss)	2.08	(0.72)	2.49	(1.24)	(1.15)	6.12
Total from investment operations	$2.07	$(0.78)	$2.47	$(1.26)	$(1.24)	$6.05
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$—	$—	$—	$—
From net realized gain	—	(0.93)	—	(0.54)	(2.11)	—
Total distributions declared to shareholders	$—	$(0.97)	$—	$(0.54)	$(2.11)	$—
Net asset value, end of period (x)	$14.78	$12.71	$14.46	$11.99	$13.79	$17.14
Total return (%) (r)(s)(t)(x)	16.29 (n)	(6.40)	20.60	(9.35)	(8.27)	54.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87 (a)	1.88	1.88	1.89	1.88	1.87
Expenses after expense reductions	1.74 (a)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.11)(a)	(0.39)	(0.13)	(0.18)	(0.53)	(0.50)
Portfolio turnover rate	37 (n)	66	61	56	72	80
Net assets at end of period (000 omitted)	$4,025	$3,666	$4,989	$5,319	$6,593	$7,503

See Notes to Financial Statements
12

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$13.51	$15.31	$12.68	$14.40	$17.67	$11.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.09	$0.13	$0.11	$0.09	$0.07
Net realized and unrealized gain (loss)	2.21	(0.75)	2.62	(1.29)	(1.22)	6.31
Total from investment operations	$2.28	$(0.66)	$2.75	$(1.18)	$(1.13)	$6.38
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.12)	$—	$(0.03)	$(0.10)
From net realized gain	—	(0.93)	—	(0.54)	(2.11)	—
Total distributions declared to shareholders	$—	$(1.14)	$(0.12)	$(0.54)	$(2.14)	$(0.10)
Net asset value, end of period (x)	$15.79	$13.51	$15.31	$12.68	$14.40	$17.67
Total return (%) (r)(s)(t)(x)	16.88 (n)	(5.41)	21.68	(8.38)	(7.39)	56.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.87 (a)	0.88	0.88	0.88	0.88	0.87
Expenses after expense reductions	0.74 (a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.90 (a)	0.61	0.88	0.82	0.52	0.46
Portfolio turnover rate	37 (n)	66	61	56	72	80
Net assets at end of period (000 omitted)	$118,996	$105,881	$115,902	$102,893	$115,533	$80,950

Class R1	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$12.71	$14.47	$12.00	$13.80	$17.15	$11.09
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$(0.05)	$(0.02)	$(0.02)	$(0.08)	$(0.07)
Net realized and unrealized gain (loss)	2.07	(0.73)	2.49	(1.24)	(1.16)	6.13
Total from investment operations	$2.07	$(0.78)	$2.47	$(1.26)	$(1.24)	$6.06
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$—	$—	$—	$—
From net realized gain	—	(0.93)	—	(0.54)	(2.11)	—
Total distributions declared to shareholders	$—	$(0.98)	$—	$(0.54)	$(2.11)	$—
Net asset value, end of period (x)	$14.78	$12.71	$14.47	$12.00	$13.80	$17.15
Total return (%) (r)(s)(t)(x)	16.29 (n)	(6.39)	20.58	(9.35)	(8.26)	54.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87 (a)	1.88	1.88	1.88	1.88	1.86
Expenses after expense reductions	1.74 (a)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.01)(a)	(0.39)	(0.12)	(0.17)	(0.50)	(0.52)
Portfolio turnover rate	37 (n)	66	61	56	72	80
Net assets at end of period (000 omitted)	$968	$2,841	$3,647	$3,410	$3,853	$4,996

See Notes to Financial Statements
13

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$13.26	$15.04	$12.46	$14.24	$17.54	$11.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.02	$0.05	$0.04	$(0.00)(w)	$(0.00)(w)
Net realized and unrealized gain (loss)	2.16	(0.74)	2.58	(1.28)	(1.19)	6.26
Total from investment operations	$2.20	$(0.72)	$2.63	$(1.24)	$(1.19)	$6.26
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.05)	$—	$—	$(0.04)
From net realized gain	—	(0.93)	—	(0.54)	(2.11)	—
Total distributions declared to shareholders	$—	$(1.06)	$(0.05)	$(0.54)	$(2.11)	$(0.04)
Net asset value, end of period (x)	$15.46	$13.26	$15.04	$12.46	$14.24	$17.54
Total return (%) (r)(s)(t)(x)	16.59 (n)	(5.84)	21.11	(8.91)	(7.77)	55.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.37 (a)	1.38	1.38	1.38	1.38	1.36
Expenses after expense reductions	1.24 (a)	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	0.51 (a)	0.11	0.38	0.33	(0.01)	(0.03)
Portfolio turnover rate	37 (n)	66	61	56	72	80
Net assets at end of period (000 omitted)	$2,768	$11,932	$14,234	$13,529	$14,633	$16,870

Class R3	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$13.38	$15.18	$12.58	$14.34	$17.61	$11.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.05	$0.09	$0.08	$0.04	$0.03
Net realized and unrealized gain (loss)	2.19	(0.75)	2.61	(1.30)	(1.20)	6.29
Total from investment operations	$2.24	$(0.70)	$2.70	$(1.22)	$(1.16)	$6.32
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.10)	$—	$—	$(0.06)
From net realized gain	—	(0.93)	—	(0.54)	(2.11)	—
Total distributions declared to shareholders	$—	$(1.10)	$(0.10)	$(0.54)	$(2.11)	$(0.06)
Net asset value, end of period (x)	$15.62	$13.38	$15.18	$12.58	$14.34	$17.61
Total return (%) (r)(s)(t)(x)	16.74 (n)	(5.66)	21.45	(8.70)	(7.55)	55.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.12 (a)	1.13	1.13	1.13	1.13	1.12
Expenses after expense reductions	0.99 (a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.64 (a)	0.37	0.65	0.60	0.21	0.23
Portfolio turnover rate	37 (n)	66	61	56	72	80
Net assets at end of period (000 omitted)	$1,294	$1,177	$1,012	$661	$450	$667

See Notes to Financial Statements
14

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$13.53	$15.33	$12.69	$14.42	$17.68	$11.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.09	$0.13	$0.11	$0.08	$0.07
Net realized and unrealized gain (loss)	2.21	(0.76)	2.63	(1.30)	(1.21)	6.30
Total from investment operations	$2.28	$(0.67)	$2.76	$(1.19)	$(1.13)	$6.37
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.12)	$—	$(0.02)	$(0.09)
From net realized gain	—	(0.93)	—	(0.54)	(2.11)	—
Total distributions declared to shareholders	$—	$(1.13)	$(0.12)	$(0.54)	$(2.13)	$(0.09)
Net asset value, end of period (x)	$15.81	$13.53	$15.33	$12.69	$14.42	$17.68
Total return (%) (r)(s)(t)(x)	16.85 (n)	(5.41)	21.76	(8.44)	(7.34)	56.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.87 (a)	0.88	0.88	0.88	0.88	0.87
Expenses after expense reductions	0.74 (a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.89 (a)	0.61	0.89	0.83	0.48	0.53
Portfolio turnover rate	37 (n)	66	61	56	72	80
Net assets at end of period (000 omitted)	$20,298	$18,513	$21,298	$18,322	$20,000	$23,281

Class R6	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$13.56	$15.36	$12.72	$14.44	$17.70	$11.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.11	$0.14	$0.13	$0.10	$0.09
Net realized and unrealized gain (loss)	2.22	(0.76)	2.64	(1.31)	(1.21)	6.32
Total from investment operations	$2.30	$(0.65)	$2.78	$(1.18)	$(1.11)	$6.41
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.14)	$—	$(0.04)	$(0.11)
From net realized gain	—	(0.93)	—	(0.54)	(2.11)	—
Total distributions declared to shareholders	$—	$(1.15)	$(0.14)	$(0.54)	$(2.15)	$(0.11)
Net asset value, end of period (x)	$15.86	$13.56	$15.36	$12.72	$14.44	$17.70
Total return (%) (r)(s)(t)(x)	16.96 (n)	(5.30)	21.83	(8.36)	(7.23)	56.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.77 (a)	0.77	0.78	0.77	0.77	0.77
Expenses after expense reductions	0.64 (a)	0.63	0.64	0.63	0.63	0.65
Net investment income (loss)	1.00 (a)	0.72	1.00	0.94	0.60	0.60
Portfolio turnover rate	37 (n)	66	61	56	72	80
Net assets at end of period (000 omitted)	$126,306	$124,494	$137,545	$113,539	$135,216	$136,883

See Notes to Financial Statements
15

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
16

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Blended Research Small Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Operating Segments — An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
17

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$312,732,093	$—	$—	$312,732,093
Investment Companies	2,120,459	—	—	2,120,459
Total	$314,852,552	$—	$—	$314,852,552
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,043,298.  The fair value of the fund's investment securities on loan and a related liability of $1,067,550 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
18

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$5,094,540
Long-term capital gains	18,843,068
Total distributions	$23,937,608
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/25
Cost of investments	$270,403,815
Gross appreciation	67,166,519
Gross depreciation	(22,717,782)
Net unrealized appreciation (depreciation)	$44,448,737
As of 5/31/25
Undistributed ordinary income	348,823
Undistributed long-term capital gain	7,558,389
Post-October capital loss deferral	(2,037,657)
Net unrealized appreciation (depreciation)	10,459,718
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to
19

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/25	Year ended 5/31/25
Class A	$—	$2,893,472
Class B	—	14,277
Class C	—	295,207
Class I	—	8,393,038
Class R1	—	232,349
Class R2	—	959,653
Class R3	—	86,834
Class R4	—	1,513,773
Class R6	—	9,549,005
Total	$—	$23,937,608
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.65%
In excess of $1 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.575%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the six months ended November 30, 2025, this management fee reduction amounted to $21,871, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.66%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2026. For the six months ended November 30, 2025, this reduction amounted to $186,603, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,635 for the six months ended November 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
20

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$48,599
Class B	0.75%	0.25%	1.00%	1.00%	857
Class C	0.75%	0.25%	1.00%	1.00%	19,728
Class R1	0.75%	0.25%	1.00%	1.00%	11,519
Class R2	0.25%	0.25%	0.50%	0.50%	22,248
Class R3	—	0.25%	0.25%	0.25%	1,609
Total Distribution and Service Fees					$104,560
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2025, this rebate amounted to $22 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2025, were as follows:
Amount
Class A	$46
Class B	—
Class C	17
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2025, the fee was $11,588, which equated to 0.0073% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $104,783.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.0162% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
21

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$41
8/19/2024	Redemption	Class C	3	38
8/19/2024	Redemption	Class I	3	41
8/19/2024	Redemption	Class R1	2	35
8/19/2024	Redemption	Class R2	2	37
At November 30, 2025, MFS held approximately 53% of the outstanding shares of Class B.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2025, this reimbursement amounted to $30,294, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $114,926,968 and $153,003,175, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	163,366	$2,407,617	504,057	$7,426,140
Class B	101	1,500	77	1,240
Class C	7,759	106,152	32,358	448,474
Class I	568,261	8,500,589	1,567,810	22,869,992
Class R1	5,877	80,449	20,855	289,682
Class R2	32,747	471,152	169,124	2,496,062
Class R3	2,550	37,999	29,935	442,897
Class R4	38,167	568,346	192,322	2,848,429
Class R6	353,969	5,250,301	2,254,774	31,389,403
	1,172,797	$17,424,105	4,771,312	$68,212,319
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	184,207	$2,890,206
Class B	—	—	950	14,277
Class C	—	—	19,633	293,899
Class I	—	—	529,784	8,391,784
Class R1	—	—	15,521	232,349
Class R2	—	—	61,595	959,653
Class R3	—	—	5,527	86,834
Class R4	—	—	95,446	1,513,773
Class R6	—	—	600,328	9,539,212
	—	$—	1,512,991	$23,921,987
22

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(382,192)	$(5,662,772)	(659,710)	$(9,554,638)
Class B	(2,569)	(35,920)	(12,182)	(174,031)
Class C	(23,936)	(335,214)	(108,693)	(1,541,016)
Class I	(871,114)	(13,003,596)	(1,829,772)	(27,281,465)
Class R1	(163,891)	(2,386,323)	(64,983)	(923,121)
Class R2	(753,840)	(11,397,941)	(276,772)	(4,042,639)
Class R3	(7,695)	(117,226)	(14,172)	(211,841)
Class R4	(123,230)	(1,843,372)	(308,517)	(4,635,974)
Class R6	(1,571,086)	(23,228,646)	(2,627,827)	(40,296,723)
	(3,899,553)	$(58,011,010)	(5,902,628)	$(88,661,448)
Net change
Class A	(218,826)	$(3,255,155)	28,554	$761,708
Class B	(2,468)	(34,420)	(11,155)	(158,514)
Class C	(16,177)	(229,062)	(56,702)	(798,643)
Class I	(302,853)	(4,503,007)	267,822	3,980,311
Class R1	(158,014)	(2,305,874)	(28,607)	(401,090)
Class R2	(721,093)	(10,926,789)	(46,053)	(586,924)
Class R3	(5,145)	(79,227)	21,290	317,890
Class R4	(85,063)	(1,275,026)	(20,749)	(273,772)
Class R6	(1,217,117)	(17,978,345)	227,275	631,892
	(2,726,756)	$(40,586,905)	381,675	$3,472,858
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 5%, 5%, 4%, 4%, 3%, 2%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2025, the fund’s commitment fee and interest expense were $733 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended November 30, 2025:
23

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,698,528	$26,061,438	$26,707,763	$537	$169	$1,052,909

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$38,782	$—
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small Cap Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small Cap Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Small Cap Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
25

MFS Blended Research Small Cap Equity Fund
Board Review of Investment Advisory Agreement
MFS Blended Research Small Cap Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s
26

MFS Blended Research Small Cap Equity Fund
Board Review of Investment Advisory Agreement - continued
performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
27

MFS Blended Research Small Cap Equity Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
28

MFS Blended Research Value Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Value Equity Fund
Portfolio of Investments − 11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 3.2%
BWX Technologies, Inc.	17,420	$3,116,089
Curtiss-Wright Corp.	1,320	744,863
General Dynamics Corp.	13,772	4,704,928
Leidos Holdings, Inc.	7,127	1,361,970
		$9,927,850
Automotive – 0.4%
Aptiv PLC (a)	17,698	$1,372,480
Biotechnology – 0.8%
Gilead Sciences, Inc.	18,899	$2,378,250
Broadcasting – 1.4%
TKO Group Holdings, Inc.	9,000	$1,745,010
Walt Disney Co.	25,260	2,638,912
		$4,383,922
Brokerage & Asset Managers – 5.1%
Charles Schwab Corp.	19,677	$1,824,648
Citigroup, Inc.	61,452	6,366,427
CME Group, Inc.	3,543	997,213
Interactive Brokers Group, Inc.	26,737	1,738,440
Raymond James Financial, Inc.	22,337	3,496,634
Robinhood Markets, Inc. (a)	4,516	580,261
XP, Inc.	58,026	1,143,692
		$16,147,315
Business Services – 1.1%
Accenture PLC, “A”	4,864	$1,216,000
Cognizant Technology Solutions Corp., “A”	18,174	1,412,301
Dropbox, Inc. (a)	22,611	675,617
		$3,303,918
Chemicals – 0.2%
Eastman Chemical Co.	10,176	$631,726
Computer Software – 2.7%
Okta, Inc. (a)	29,724	$2,387,729
Salesforce, Inc.	21,861	5,039,835
Zoom Communications, Inc. (a)	14,177	1,204,478
		$8,632,042
Construction – 1.7%
CRH PLC	9,513	$1,141,179
Ferguson Enterprises, Inc.	8,913	2,243,135
James Hardie Industries PLC (a)	53,550	1,059,219
BRUFS-SEM
1

MFS Blended Research Value Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Mohawk Industries, Inc. (a)	8,089	$937,515
		$5,381,048
Consumer Products – 2.0%
Colgate-Palmolive Co.	43,920	$3,530,729
Kimberly-Clark Corp.	25,458	2,777,977
		$6,308,706
Consumer Services – 1.0%
Booking Holdings, Inc.	413	$2,029,767
Uber Technologies, Inc. (a)	13,251	1,159,993
		$3,189,760
Electrical Equipment – 3.0%
AMETEK, Inc.	3,094	$612,272
Amphenol Corp., “A”	30,412	4,285,051
Eaton Corp. PLC	12,651	4,375,854
		$9,273,177
Electronics – 4.4%
Analog Devices, Inc.	6,670	$1,769,818
Flex Ltd. (a)	40,140	2,372,675
KLA Corp.	1,727	2,030,037
Lam Research Corp.	31,955	4,984,980
Micron Technology, Inc.	11,931	2,821,443
		$13,978,953
Energy - Independent – 4.3%
ConocoPhillips	30,691	$2,721,985
EOG Resources, Inc.	34,984	3,773,024
Phillips 66	33,485	4,586,106
Valero Energy Corp.	13,049	2,306,541
		$13,387,656
Energy - Integrated – 1.7%
Exxon Mobil Corp.	29,439	$3,412,569
National Gas Fuel Co.	23,649	1,949,860
		$5,362,429
Energy - Renewables – 0.2%
AES Corp.	53,182	$747,739
Engineering - Construction – 0.2%
Jacobs Solutions, Inc.	4,587	$618,374
Food & Beverages – 1.9%
General Mills, Inc.	25,373	$1,201,412
Ingredion, Inc.	7,184	772,567
Mondelez International, Inc.	45,030	2,592,377
PepsiCo, Inc.	9,681	1,439,952
		$6,006,308
2

MFS Blended Research Value Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.2%
Albertsons Cos., Inc., “A”	37,548	$688,255
General Merchandise – 0.7%
Dollar General Corp.	19,105	$2,091,806
Health Maintenance Organizations – 2.0%
Cigna Group	14,337	$3,975,363
Humana, Inc.	9,284	2,281,729
		$6,257,092
Insurance – 6.8%
American International Group, Inc.	13,572	$1,033,644
Ameriprise Financial, Inc.	6,869	3,130,478
Berkshire Hathaway, Inc., “B” (a)	10,610	5,451,524
Chubb Ltd.	16,617	4,921,623
Corebridge Financial, Inc.	21,223	637,114
Equitable Holdings, Inc.	55,474	2,590,081
Everest Group Ltd.	2,908	913,955
Hartford Insurance Group, Inc.	14,230	1,949,937
Voya Financial, Inc.	12,622	887,327
		$21,515,683
Interactive Media Services – 4.4%
Alphabet, Inc., “A”	25,592	$8,194,047
Meta Platforms, Inc., “A”	8,779	5,688,353
		$13,882,400
Internet – 0.2%
Pinterest, Inc. (a)	26,452	$690,926
Leisure & Toys – 1.3%
Brunswick Corp.	17,320	$1,145,025
Electronic Arts, Inc.	11,474	2,318,092
Take-Two Interactive Software, Inc. (a)	2,670	657,007
		$4,120,124
Machinery & Tools – 5.0%
AGCO Corp.	30,542	$3,236,230
Caterpillar, Inc.	9,747	5,611,933
Deere & Co.	5,496	2,552,837
Wabtec Corp.	20,612	4,298,633
		$15,699,633
Major Banks – 4.5%
Bank of America Corp.	27,647	$1,483,261
JPMorgan Chase & Co.	17,388	5,443,835
Wells Fargo & Co.	84,049	7,215,607
		$14,142,703
3

MFS Blended Research Value Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.5%
IQVIA Holdings, Inc. (a)	4,625	$1,063,796
McKesson Corp.	3,411	3,005,500
Ventas, Inc., REIT	9,068	731,153
		$4,800,449
Medical Equipment – 3.6%
Avantor, Inc. (a)	45,252	$530,806
Boston Scientific Corp. (a)	21,390	2,172,796
Envista Holdings Corp. (a)	29,996	626,917
Medtronic PLC	48,045	5,060,580
Thermo Fisher Scientific, Inc.	4,834	2,856,072
		$11,247,171
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	5,112	$901,603
Network & Telecom – 0.5%
Qualcomm, Inc.	9,405	$1,580,886
Oil Services – 1.1%
TechnipFMC PLC	75,591	$3,421,249
Other Banks & Diversified Financials – 5.9%
American Express Co.	9,595	$3,504,766
Mastercard, Inc., “A”	4,338	2,388,199
Northern Trust Corp.	35,670	4,684,898
Popular, Inc.	36,510	4,188,062
Synchrony Financial	32,347	2,502,364
Visa, Inc., “A”	4,248	1,420,701
		$18,688,990
Pharmaceuticals – 4.9%
Bristol-Myers Squibb Co.	24,765	$1,218,438
Johnson & Johnson	45,295	9,372,442
Pfizer, Inc.	192,353	4,951,166
		$15,542,046
Precious Metals & Minerals – 0.5%
Newmont Corp.	17,767	$1,612,000
Railroad & Shipping – 1.5%
CSX Corp.	44,985	$1,590,670
Union Pacific Corp.	13,850	3,210,845
		$4,801,515
Real Estate – 2.0%
CBRE Group, Inc., “A” (a)	4,387	$709,948
Essential Properties Realty Trust, REIT	24,563	777,664
Jones Lang LaSalle, Inc. (a)	1,945	633,467
Simon Property Group, Inc., REIT	5,262	980,416
W.P. Carey, Inc., REIT	44,826	3,019,928
		$6,121,423
4

MFS Blended Research Value Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Office – 1.7%
Cousins Properties, Inc., REIT	109,802	$2,830,695
Highwoods Properties, Inc., REIT	84,991	2,362,750
		$5,193,445
Restaurants – 1.2%
Aramark	100,247	$3,726,181
Specialty Chemicals – 2.1%
Corteva, Inc.	36,457	$2,459,754
Linde PLC	3,833	1,572,757
RPM International, Inc.	23,870	2,560,057
		$6,592,568
Specialty Stores – 5.7%
Amazon.com, Inc. (a)	32,302	$7,533,473
Home Depot, Inc.	4,187	1,494,424
O'Reilly Automotive, Inc. (a)	38,400	3,905,280
Tapestry, Inc.	16,144	1,764,216
Target Corp.	13,261	1,201,712
TJX Cos., Inc.	12,886	1,957,641
		$17,856,746
Telecom Services – 0.8%
T-Mobile USA, Inc.	11,722	$2,450,015
Tobacco – 1.8%
Altria Group, Inc.	35,749	$2,109,549
Philip Morris International, Inc.	22,186	3,493,851
		$5,603,400
Utilities - Electric Power – 4.1%
Duke Energy Corp.	18,989	$2,353,497
Edison International	32,519	1,915,044
NextEra Energy, Inc.	54,974	4,743,706
PG&E Corp.	199,263	3,212,120
Southern Co.	8,784	800,398
		$13,024,765
Total Common Stocks (Identified Cost, $239,312,494)		$313,284,727
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 4.01% (v) (Identified Cost, $1,399,316)	1,399,268	$1,399,548
Other Assets, Less Liabilities – 0.0%		28,322
Net Assets – 100.0%		$314,712,597

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,399,548 and
$313,284,727, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

5

MFS Blended Research Value Equity Fund
Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Blended Research Value Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $239,312,494)	$313,284,727
Investments in affiliated issuers, at value (identified cost, $1,399,316)	1,399,548
Receivables for
Fund shares sold	13,867
Dividends	492,505
Other assets	32,914
Total assets	$315,223,561
Liabilities
Payables for
Fund shares reacquired	$431,393
Payable to affiliates
Investment adviser	3,242
Administrative services fee	694
Shareholder servicing costs	21,961
Distribution and service fees	1,446
Accrued expenses and other liabilities	52,228
Total liabilities	$510,964
Net assets	$314,712,597
Net assets consist of
Paid-in capital	$204,491,111
Total distributable earnings (loss)	110,221,486
Net assets	$314,712,597
Shares of beneficial interest outstanding	18,072,145

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$34,988,133	2,000,012	$17.49
Class B	235,581	13,694	17.20
Class C	1,465,815	86,209	17.00
Class I	64,734,288	3,728,847	17.36
Class R1	131,383	7,640	17.20
Class R2	160,156	9,290	17.24
Class R3	286,862	16,590	17.29
Class R4	140,672	8,090	17.39
Class R6	212,569,707	12,201,773	17.42

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $18.56 [100 / 94.25 x $17.49]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
7

MFS Blended Research Value Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$2,945,708
Dividends from affiliated issuers	49,323
Other	4,445
Foreign taxes withheld	(2,759)
Total investment income	$2,996,717
Expenses
Management fee	$539,326
Distribution and service fees	50,313
Shareholder servicing costs	40,959
Administrative services fee	25,118
Independent Trustees' compensation	4,033
Custodian fee	9,257
Shareholder communications	3,628
Audit and tax fees	36,823
Legal fees	760
Registration fees	66,649
Miscellaneous	17,849
Total expenses	$794,715
Reduction of expenses by investment adviser	(109,883)
Net expenses	$684,832
Net investment income (loss)	$2,311,885
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$19,650,156
Affiliated issuers	398
Net realized gain (loss)	$19,650,554
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$8,017,369
Affiliated issuers	232
Net unrealized gain (loss)	$8,017,601
Net realized and unrealized gain (loss)	$27,668,155
Change in net assets from operations	$29,980,040
See Notes to Financial Statements
8

MFS Blended Research Value Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25
Change in net assets
From operations
Net investment income (loss)	$2,311,885	$4,703,238
Net realized gain (loss)	19,650,554	26,852,511
Net unrealized gain (loss)	8,017,601	(12,044,897)
Change in net assets from operations	$29,980,040	$19,510,852
Total distributions to shareholders	$—	$(29,000,528)
Change in net assets from fund share transactions	$(10,819,468)	$7,487,660
Total change in net assets	$19,160,572	$(2,002,016)
Net assets
At beginning of period	295,552,025	297,554,041
At end of period	$314,712,597	$295,552,025
See Notes to Financial Statements
9

MFS Blended Research Value Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$15.88	$16.53	$13.45	$15.05	$16.28	$11.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.22	$0.22	$0.20	$0.19	$0.20
Net realized and unrealized gain (loss)	1.51	0.81	3.36	(0.68)	0.29	4.82
Total from investment operations	$1.61	$1.03	$3.58	$(0.48)	$0.48	$5.02
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.18)	$(0.15)	$(0.01)	$(0.22)
From net realized gain	—	(1.44)	(0.32)	(0.97)	(1.70)	—
Total distributions declared to shareholders	$—	$(1.68)	$(0.50)	$(1.12)	$(1.71)	$(0.22)
Net asset value, end of period (x)	$17.49	$15.88	$16.53	$13.45	$15.05	$16.28
Total return (%) (r)(s)(t)(x)	10.14 (n)	6.23	27.03	(3.51)	3.02	44.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78 (a)	0.84	0.85	0.86	0.86	0.86
Expenses after expense reductions	0.71 (a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	1.23 (a)	1.34	1.49	1.41	1.17	1.48
Portfolio turnover rate	28 (n)	48	55	51	49	57
Net assets at end of period (000 omitted)	$34,988	$28,907	$26,761	$22,380	$17,572	$68,612

See Notes to Financial Statements
10

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$15.68	$16.30	$13.21	$14.85	$16.28	$11.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.09	$0.10	$0.09	$0.09	$0.10
Net realized and unrealized gain (loss)	1.48	0.81	3.31	(0.68)	0.28	4.82
Total from investment operations	$1.52	$0.90	$3.41	$(0.59)	$0.37	$4.92
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$—	$(0.08)	$(0.10)	$(0.10)
From net realized gain	—	(1.44)	(0.32)	(0.97)	(1.70)	—
Total distributions declared to shareholders	$—	$(1.52)	$(0.32)	$(1.05)	$(1.80)	$(0.10)
Net asset value, end of period (x)	$17.20	$15.68	$16.30	$13.21	$14.85	$16.28
Total return (%) (r)(s)(t)(x)	9.69 (n)	5.51	26.05	(4.29)	2.32	43.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.53 (a)	1.59	1.60	1.61	1.60	1.61
Expenses after expense reductions	1.46 (a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.49 (a)	0.59	0.71	0.67	0.56	0.73
Portfolio turnover rate	28 (n)	48	55	51	49	57
Net assets at end of period (000 omitted)	$236	$241	$329	$560	$439	$140

Class C	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$15.50	$16.16	$13.19	$14.78	$16.22	$11.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.09	$0.11	$0.09	$0.08	$0.10
Net realized and unrealized gain (loss)	1.46	0.81	3.27	(0.67)	0.28	4.81
Total from investment operations	$1.50	$0.90	$3.38	$(0.58)	$0.36	$4.91
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.09)	$(0.04)	$(0.10)	$(0.14)
From net realized gain	—	(1.44)	(0.32)	(0.97)	(1.70)	—
Total distributions declared to shareholders	$—	$(1.56)	$(0.41)	$(1.01)	$(1.80)	$(0.14)
Net asset value, end of period (x)	$17.00	$15.50	$16.16	$13.19	$14.78	$16.22
Total return (%) (r)(s)(t)(x)	9.68 (n)	5.52	25.97	(4.20)	2.29	43.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.53 (a)	1.59	1.60	1.61	1.61	1.61
Expenses after expense reductions	1.46 (a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.48 (a)	0.59	0.75	0.67	0.53	0.72
Portfolio turnover rate	28 (n)	48	55	51	49	57
Net assets at end of period (000 omitted)	$1,466	$1,479	$1,389	$966	$974	$873

See Notes to Financial Statements
11

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$15.74	$16.40	$13.35	$14.93	$16.37	$11.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.26	$0.23	$0.25	$0.24
Net realized and unrealized gain (loss)	1.50	0.80	3.33	(0.67)	0.27	4.84
Total from investment operations	$1.62	$1.06	$3.59	$(0.44)	$0.52	$5.08
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.22)	$(0.17)	$(0.26)	$(0.25)
From net realized gain	—	(1.44)	(0.32)	(0.97)	(1.70)	—
Total distributions declared to shareholders	$—	$(1.72)	$(0.54)	$(1.14)	$(1.96)	$(0.25)
Net asset value, end of period (x)	$17.36	$15.74	$16.40	$13.35	$14.93	$16.37
Total return (%) (r)(s)(t)(x)	10.29 (n)	6.48	27.34	(3.24)	3.25	44.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.53 (a)	0.59	0.60	0.61	0.61	0.61
Expenses after expense reductions	0.46 (a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.48 (a)	1.59	1.74	1.67	1.61	1.70
Portfolio turnover rate	28 (n)	48	55	51	49	57
Net assets at end of period (000 omitted)	$64,734	$60,210	$59,883	$52,655	$56,857	$1,517

Class R1	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$15.61	$16.28	$13.26	$14.84	$16.22	$11.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.22	$0.22	$0.20	$0.20	$0.10
Net realized and unrealized gain (loss)	1.49	0.79	3.31	(0.67)	0.28	4.80
Total from investment operations	$1.59	$1.01	$3.53	$(0.47)	$0.48	$4.90
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.19)	$(0.14)	$(0.16)	$(0.13)
From net realized gain	—	(1.44)	(0.32)	(0.97)	(1.70)	—
Total distributions declared to shareholders	$—	$(1.68)	$(0.51)	$(1.11)	$(1.86)	$(0.13)
Net asset value, end of period (x)	$17.20	$15.61	$16.28	$13.26	$14.84	$16.22
Total return (%) (r)(s)(t)(x)	10.19 (n)	6.21	27.00	(3.49)	3.04	43.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78 (a)	0.84	0.85	0.86	0.86	1.61
Expenses after expense reductions	0.71 (a)	0.74	0.74	0.74	0.74	1.49
Net investment income (loss)	1.23 (a)	1.34	1.49	1.42	1.27	0.72
Portfolio turnover rate	28 (n)	48	55	51	49	57
Net assets at end of period (000 omitted)	$131	$119	$112	$88	$92	$89

See Notes to Financial Statements
12

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$15.67	$16.33	$13.30	$14.89	$16.31	$11.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.18	$0.18	$0.16	$0.16	$0.17
Net realized and unrealized gain (loss)	1.49	0.80	3.32	(0.68)	0.29	4.83
Total from investment operations	$1.57	$0.98	$3.50	$(0.52)	$0.45	$5.00
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.15)	$(0.10)	$(0.17)	$(0.19)
From net realized gain	—	(1.44)	(0.32)	(0.97)	(1.70)	—
Total distributions declared to shareholders	$—	$(1.64)	$(0.47)	$(1.07)	$(1.87)	$(0.19)
Net asset value, end of period (x)	$17.24	$15.67	$16.33	$13.30	$14.89	$16.31
Total return (%) (r)(s)(t)(x)	10.02 (n)	5.99	26.70	(3.79)	2.81	43.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03 (a)	1.09	1.10	1.11	1.11	1.11
Expenses after expense reductions	0.96 (a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.98 (a)	1.09	1.24	1.17	1.03	1.23
Portfolio turnover rate	28 (n)	48	55	51	49	57
Net assets at end of period (000 omitted)	$160	$146	$136	$105	$111	$104

Class R3	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$15.70	$16.36	$13.32	$14.90	$16.36	$11.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.22	$0.22	$0.20	$0.21	$0.20
Net realized and unrealized gain (loss)	1.49	0.80	3.33	(0.67)	0.27	4.85
Total from investment operations	$1.59	$1.02	$3.55	$(0.47)	$0.48	$5.05
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.19)	$(0.14)	$(0.24)	$(0.22)
From net realized gain	—	(1.44)	(0.32)	(0.97)	(1.70)	—
Total distributions declared to shareholders	$—	$(1.68)	$(0.51)	$(1.11)	$(1.94)	$(0.22)
Net asset value, end of period (x)	$17.29	$15.70	$16.36	$13.32	$14.90	$16.36
Total return (%) (r)(s)(t)(x)	10.13 (n)	6.24	27.01	(3.48)	3.02	44.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78 (a)	0.84	0.85	0.86	0.86	0.86
Expenses after expense reductions	0.71 (a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	1.23 (a)	1.33	1.49	1.43	1.33	1.48
Portfolio turnover rate	28 (n)	48	55	51	49	57
Net assets at end of period (000 omitted)	$287	$263	$336	$292	$312	$103

See Notes to Financial Statements
13

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$15.77	$16.42	$13.37	$14.96	$16.37	$11.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.26	$0.23	$0.24	$0.23
Net realized and unrealized gain (loss)	1.50	0.81	3.33	(0.68)	0.30	4.85
Total from investment operations	$1.62	$1.07	$3.59	$(0.45)	$0.54	$5.08
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.22)	$(0.17)	$(0.25)	$(0.25)
From net realized gain	—	(1.44)	(0.32)	(0.97)	(1.70)	—
Total distributions declared to shareholders	$—	$(1.72)	$(0.54)	$(1.14)	$(1.95)	$(0.25)
Net asset value, end of period (x)	$17.39	$15.77	$16.42	$13.37	$14.96	$16.37
Total return (%) (r)(s)(t)(x)	10.27 (n)	6.54	27.30	(3.29)	3.38	44.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.53 (a)	0.59	0.60	0.61	0.61	0.61
Expenses after expense reductions	0.46 (a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.48 (a)	1.59	1.74	1.67	1.53	1.73
Portfolio turnover rate	28 (n)	48	55	51	49	57
Net assets at end of period (000 omitted)	$141	$128	$120	$94	$97	$94

Class R6	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$15.79	$16.44	$13.39	$14.97	$16.39	$11.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.27	$0.27	$0.25	$0.25	$0.25
Net realized and unrealized gain (loss)	1.50	0.82	3.33	(0.68)	0.29	4.85
Total from investment operations	$1.63	$1.09	$3.60	$(0.43)	$0.54	$5.10
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.23)	$(0.18)	$(0.26)	$(0.27)
From net realized gain	—	(1.44)	(0.32)	(0.97)	(1.70)	—
Total distributions declared to shareholders	$—	$(1.74)	$(0.55)	$(1.15)	$(1.96)	$(0.27)
Net asset value, end of period (x)	$17.42	$15.79	$16.44	$13.39	$14.97	$16.39
Total return (%) (r)(s)(t)(x)	10.32 (n)	6.60	27.34	(3.15)	3.41	44.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.46 (a)	0.52	0.53	0.53	0.52	0.52
Expenses after expense reductions	0.39 (a)	0.42	0.42	0.42	0.40	0.40
Net investment income (loss)	1.55 (a)	1.66	1.81	1.75	1.61	1.83
Portfolio turnover rate	28 (n)	48	55	51	49	57
Net assets at end of period (000 omitted)	$212,570	$204,059	$208,489	$161,572	$162,638	$190,875

See Notes to Financial Statements
14

MFS Blended Research Value Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
15

MFS Blended Research Value Equity Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Blended Research Value Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Operating Segments — An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
16

MFS Blended Research Value Equity Fund
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$313,284,727	$—	$—	$313,284,727
Investment Companies	1,399,548	—	—	1,399,548
Total	$314,684,275	$—	$—	$314,684,275
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign
17

MFS Blended Research Value Equity Fund
Notes to Financial Statements (unaudited) - continued
taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$10,320,028
Long-term capital gains	18,680,500
Total distributions	$29,000,528
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/25
Cost of investments	$242,054,734
Gross appreciation	80,439,009
Gross depreciation	(7,809,468)
Net unrealized appreciation (depreciation)	$72,629,541
As of 5/31/25
Undistributed ordinary income	2,284,585
Undistributed long-term capital gain	13,229,633
Net unrealized appreciation (depreciation)	64,727,228
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/25	Year ended 5/31/25
Class A	$—	$2,684,044
Class B	—	24,445
Class C	—	128,652
Class I	—	6,033,750
Class R1	—	11,597
Class R2	—	13,767
Class R3	—	35,044
Class R4	—	12,560
Class R6	—	20,056,669
Total	$—	$29,000,528
18

MFS Blended Research Value Equity Fund
Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from June 1, 2025 through September 30, 2025, the management fee was computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.25%
In excess of $5 billion	0.225%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the six months ended November 30, 2025, this management fee reduction amounted to $21,436, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
For the period from June 1, 2025 through September 30, 2025, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.44%
This written agreement terminated on September 30, 2025. For the period from June 1, 2025 through September 30, 2025, this reduction amounted to $75,792, which is included in the reduction of total expenses in the Statement of Operations.
Effective October 1, 2025, the investment adviser has agreed in writing to pay a portion of the fund's total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.64%	1.39%	1.39%	0.39%	1.39%	0.89%	0.64%	0.39%	0.34%
This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the period from October 1, 2025 through November 30, 2025, this reduction amounted to $12,655, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,871 for the six months ended November 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
19

MFS Blended Research Value Equity Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$40,567
Class B	0.75%	0.25%	1.00%	1.00%	1,214
Class C	0.75%	0.25%	1.00%	1.00%	7,637
Class R1	0.75%	0.25%	1.00%	0.25%	158
Class R2	0.25%	0.25%	0.50%	0.50%	389
Class R3	—	0.25%	0.25%	0.25%	348
Total Distribution and Service Fees					$50,313
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2025, there were no service fee rebates. For the six months ended November 30, 2025, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2025, were as follows:
Amount
Class A	$—
Class B	—
Class C	98
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2025, the fee was $5,914, which equated to 0.0038% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $35,045.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.0162% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
20

MFS Blended Research Value Equity Fund
Notes to Financial Statements (unaudited) - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$46
8/19/2024	Redemption	Class C	5,586	92,285
8/19/2024	Redemption	Class I	3	47
At November 30, 2025, MFS held approximately 83% of the outstanding shares of Class R2 and 100% of the outstanding shares of Class R1 and Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2025, this reimbursement amounted to $4,445, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $85,107,480 and $92,430,136, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	298,906	$5,021,923	399,110	$6,405,540
Class B	150	2,360	—	—
Class C	6,122	99,018	28,347	445,650
Class I	133,263	2,226,705	286,208	4,579,721
Class R2	64	1,063	152	2,458
Class R3	105	1,770	1,172	19,436
Class R6	215,098	3,564,786	1,159,390	18,188,643
	653,708	$10,917,625	1,874,379	$29,641,448
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	168,876	$2,683,438
Class B	—	—	1,552	24,445
Class C	—	—	8,268	128,652
Class I	—	—	383,582	6,033,750
Class R1	—	—	743	11,597
Class R2	—	—	877	13,767
Class R3	—	—	2,231	35,044
Class R4	—	—	797	12,560
Class R6	—	—	1,271,018	20,056,669
	—	$—	1,837,944	$28,999,922
Shares reacquired
Class A	(118,884)	$(2,015,418)	(367,063)	$(5,928,918)
Class B	(1,812)	(30,191)	(6,376)	(104,177)
Class C	(15,372)	(255,347)	(27,102)	(426,932)
Class I	(229,120)	(3,843,441)	(497,481)	(8,141,696)
Class R2	(120)	(2,018)	(1)	(22)
Class R3	(280)	(4,724)	(7,151)	(113,088)
Class R6	(934,852)	(15,585,954)	(2,189,405)	(36,438,877)
	(1,300,440)	$(21,737,093)	(3,094,579)	$(51,153,710)
21

MFS Blended Research Value Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	180,022	$3,006,505	200,923	$3,160,060
Class B	(1,662)	(27,831)	(4,824)	(79,732)
Class C	(9,250)	(156,329)	9,513	147,370
Class I	(95,857)	(1,616,736)	172,309	2,471,775
Class R1	—	—	743	11,597
Class R2	(56)	(955)	1,028	16,203
Class R3	(175)	(2,954)	(3,748)	(58,608)
Class R4	—	—	797	12,560
Class R6	(719,754)	(12,021,168)	241,003	1,806,435
	(646,732)	$(10,819,468)	617,744	$7,487,660
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of approximately 13%, 11%, 9%, 8%, 8%, 7%, 5%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2025, the fund’s commitment fee and interest expense were $697 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended November 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,013,676	$11,719,077	$12,333,835	$398	$232	$1,399,548

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$49,323	$—
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Value Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Value Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Value Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Blended Research Value Equity Fund
Board Review of Investment Advisory Agreement
MFS Blended Research Value Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
24

MFS Blended Research Value Equity Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median. The Trustees also noted that MFS has agreed in writing to amend its contractual advisory fee rate schedule and to further reduce the Fund's expense limitation, each effective October 1, 2025, and each of which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. They also noted that MFS has agreed to amend its contractual advisory fee schedule to reduce the Fund's advisory fee rate to 0.25% on assets up to $5 billion and 0.225% on assets over $5 billion (replacing the existing contractual advisory fee rate schedule), effective October 1, 2025. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
25

MFS Blended Research Value Equity Fund
Board Review of Investment Advisory Agreement - continued
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
26

MFS Blended Research Growth Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Growth Equity Fund
Portfolio of Investments − 11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 3.6%
BWX Technologies, Inc.	23,520	$4,207,258
Curtiss-Wright Corp.	4,923	2,778,000
General Electric Co.	28,388	8,472,398
Leidos Holdings, Inc.	17,544	3,352,658
		$18,810,314
Automotive – 2.8%
Aptiv PLC (a)	8,505	$659,563
Tesla, Inc. (a)	31,970	13,752,535
		$14,412,098
Biotechnology – 0.9%
Gilead Sciences, Inc.	34,460	$4,336,446
Broadcasting – 2.1%
Netflix, Inc. (a)	37,270	$4,009,507
Spotify Technology S.A. (a)	9,568	5,729,988
TKO Group Holdings, Inc.	6,660	1,291,307
		$11,030,802
Brokerage & Asset Managers – 0.8%
Citigroup, Inc.	40,914	$4,238,690
Business Services – 1.2%
Dropbox, Inc. (a)	129,890	$3,881,113
Verisk Analytics, Inc., “A”	10,381	2,336,452
		$6,217,565
Computer Software – 16.4%
AppLovin Corp. (a)	5,296	$3,174,846
Atlassian Corp. (a)	21,172	3,165,637
Autodesk, Inc. (a)	19,946	6,050,420
Datadog, Inc., “A” (a)	32,675	5,228,327
Guidewire Software, Inc. (a)	21,824	4,713,548
Microsoft Corp.	106,898	52,594,885
Okta, Inc. (a)	58,019	4,660,666
Oracle Corp.	2,026	409,151
Palantir Technologies, Inc. (a)	3,547	597,492
Pegasystems, Inc.	34,933	1,913,280
Salesforce, Inc.	10,972	2,529,485
		$85,037,737
Computer Software - Systems – 12.2%
Apple, Inc.	202,821	$56,556,636
Arista Networks, Inc. (a)	51,127	6,681,276
		$63,237,912
BRWFS-SEM
1

MFS Blended Research Growth Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.0%
Colgate-Palmolive Co.	43,911	$3,530,005
Kimberly-Clark Corp.	13,461	1,468,865
		$4,998,870
Consumer Services – 1.3%
Booking Holdings, Inc.	1,014	$4,983,496
Uber Technologies, Inc. (a)	16,596	1,452,814
		$6,436,310
Electrical Equipment – 1.3%
Amphenol Corp., “A”	36,804	$5,185,683
nVent Electric PLC	11,599	1,244,225
		$6,429,908
Electronics – 21.0%
Broadcom, Inc.	65,481	$26,386,224
KLA Corp.	2,091	2,457,908
Lam Research Corp.	69,901	10,904,556
NVIDIA Corp.	390,421	69,104,517
		$108,853,205
Energy - Independent – 0.3%
Phillips 66	12,370	$1,694,195
Energy - Renewables – 0.2%
AES Corp.	85,970	$1,208,738
Engineering - Construction – 0.2%
Primoris Services Corp.	9,290	$1,175,742
Entertainment – 0.3%
Lamar Advertising Co., REIT	13,017	$1,723,321
Food & Beverages – 0.1%
Monster Worldwide, Inc. (a)	8,900	$667,411
Gaming & Lodging – 1.1%
Viking Holdings Ltd. (a)	84,932	$5,671,759
Health Maintenance Organizations – 0.8%
Humana, Inc.	16,790	$4,126,478
Insurance – 1.9%
Ameriprise Financial, Inc.	10,541	$4,803,955
Equitable Holdings, Inc.	109,200	5,098,548
		$9,902,503
Interactive Media Services – 9.8%
Alphabet, Inc., “A”	46,284	$14,819,211
Alphabet, Inc., “C”	42,147	13,492,097
Meta Platforms, Inc., “A”	34,306	22,228,573
		$50,539,881
2

MFS Blended Research Growth Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.9%
Roblox Corp., “A” (a)	46,424	$4,411,673
Machinery & Tools – 0.5%
Flowserve Corp.	17,654	$1,259,613
Wabtec Corp.	5,745	1,198,120
		$2,457,733
Medical & Health Technology & Services – 2.9%
IQVIA Holdings, Inc. (a)	18,554	$4,267,606
McKesson Corp.	6,871	6,054,175
Veeva Systems, Inc. (a)	20,180	4,849,052
		$15,170,833
Medical Equipment – 0.1%
DexCom, Inc. (a)	8,442	$535,814
Other Banks & Diversified Financials – 4.0%
Mastercard, Inc., “A”	12,748	$7,018,156
Northern Trust Corp.	41,915	5,505,116
Popular, Inc.	33,659	3,861,024
Visa, Inc., “A”	13,279	4,441,029
		$20,825,325
Pharmaceuticals – 2.9%
AbbVie, Inc.	8,224	$1,872,605
Bristol-Myers Squibb Co.	66,863	3,289,659
Eli Lilly & Co.	6,023	6,477,556
Incyte Corp. (a)	17,806	1,860,015
Pfizer, Inc.	65,413	1,683,731
		$15,183,566
Specialty Stores – 7.2%
Amazon.com, Inc. (a)	105,000	$24,488,100
Costco Wholesale Corp.	1,706	1,558,585
O'Reilly Automotive, Inc. (a)	60,915	6,195,055
Tapestry, Inc.	46,200	5,048,736
		$37,290,476
Utilities - Electric Power – 0.9%
NRG Energy, Inc.	28,086	$4,760,296
Total Common Stocks (Identified Cost, $268,357,790)		$511,385,601
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.01% (v) (Identified Cost, $6,384,708)	6,384,228	$6,385,505
Other Assets, Less Liabilities – 0.1%		304,312
Net Assets – 100.0%		$518,075,418
3

MFS Blended Research Growth Equity Fund
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,385,505 and
$511,385,601, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Blended Research Growth Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $268,357,790)	$511,385,601
Investments in affiliated issuers, at value (identified cost, $6,384,708)	6,385,505
Receivables for
Fund shares sold	497,946
Dividends	193,771
Other assets	42,861
Total assets	$518,505,684
Liabilities
Payables for
Fund shares reacquired	$299,104
Payable to affiliates
Investment adviser	20,211
Administrative services fee	1,043
Shareholder servicing costs	53,086
Distribution and service fees	6,071
Payable for independent Trustees' compensation	56
Accrued expenses and other liabilities	50,695
Total liabilities	$430,266
Net assets	$518,075,418
Net assets consist of
Paid-in capital	$241,266,242
Total distributable earnings (loss)	276,809,176
Net assets	$518,075,418
Shares of beneficial interest outstanding	17,637,781

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$152,862,828	5,253,677	$29.10
Class B	557,386	20,250	27.52
Class C	4,210,590	153,238	27.48
Class I	154,783,395	5,250,882	29.48
Class R1	989,833	35,966	27.52
Class R2	662,535	22,847	29.00
Class R3	1,346,034	45,950	29.29
Class R4	230,507	7,806	29.53
Class R6	202,432,310	6,847,165	29.56

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $30.88 [100 / 94.25 x $29.10]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
5

MFS Blended Research Growth Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,386,485
Dividends from affiliated issuers	75,929
Other	4,044
Foreign taxes withheld	(2,189)
Total investment income	$1,464,269
Expenses
Management fee	$801,188
Distribution and service fees	202,443
Shareholder servicing costs	111,161
Administrative services fee	34,865
Independent Trustees' compensation	5,542
Custodian fee	12,193
Shareholder communications	6,679
Audit and tax fees	36,022
Legal fees	976
Registration fees	74,169
Miscellaneous	19,497
Total expenses	$1,304,735
Reduction of expenses by investment adviser and distributor	(114,444)
Net expenses	$1,190,291
Net investment income (loss)	$273,978
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$24,038,709
Affiliated issuers	(164)
Net realized gain (loss)	$24,038,545
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$49,653,683
Affiliated issuers	797
Net unrealized gain (loss)	$49,654,480
Net realized and unrealized gain (loss)	$73,693,025
Change in net assets from operations	$73,967,003
See Notes to Financial Statements
6

MFS Blended Research Growth Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25
Change in net assets
From operations
Net investment income (loss)	$273,978	$813,781
Net realized gain (loss)	24,038,545	25,409,582
Net unrealized gain (loss)	49,654,480	30,803,276
Change in net assets from operations	$73,967,003	$57,026,639
Total distributions to shareholders	$—	$(18,266,705)
Change in net assets from fund share transactions	$15,004,478	$51,538,250
Total change in net assets	$88,971,481	$90,298,184
Net assets
At beginning of period	429,103,937	338,805,753
At end of period	$518,075,418	$429,103,937
See Notes to Financial Statements
7

MFS Blended Research Growth Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$24.68	$22.33	$16.25	$15.89	$20.10	$15.79
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.00 (w)	$0.00 (w)	$0.07	$0.01	$0.02
Net realized and unrealized gain (loss)	4.43	3.54	6.19	0.62	(0.76)	5.50
Total from investment operations	$4.42	$3.54	$6.19	$0.69	$(0.75)	$5.52
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.11)	$(0.00)(w)	$—	$(0.04)
From net realized gain	—	(1.14)	—	(0.33)	(3.46)	(1.17)
Total distributions declared to shareholders	$—	$(1.19)	$(0.11)	$(0.33)	$(3.46)	$(1.21)
Net asset value, end of period (x)	$29.10	$24.68	$22.33	$16.25	$15.89	$20.10
Total return (%) (r)(s)(t)(x)	17.91 (n)	15.64	38.18	4.54	(6.92)	35.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75 (a)	0.83	0.85	0.87	0.86	0.86
Expenses after expense reductions	0.70 (a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	(0.08)(a)	0.00 (w)	0.01	0.50	0.03	0.08
Portfolio turnover rate	31 (n)	46	48	64	55	71
Net assets at end of period (000 omitted)	$152,863	$118,765	$72,063	$19,925	$15,472	$71,049

See Notes to Financial Statements
8

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$23.43	$21.37	$15.59	$15.37	$19.67	$15.55
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.17)	$(0.13)	$(0.04)	$(0.14)	$(0.12)
Net realized and unrealized gain (loss)	4.20	3.37	5.92	0.59	(0.70)	5.41
Total from investment operations	$4.09	$3.20	$5.79	$0.55	$(0.84)	$5.29
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$—	$—	$—
From net realized gain	—	(1.14)	—	(0.33)	(3.46)	(1.17)
Total distributions declared to shareholders	$—	$(1.14)	$(0.01)	$(0.33)	$(3.46)	$(1.17)
Net asset value, end of period (x)	$27.52	$23.43	$21.37	$15.59	$15.37	$19.67
Total return (%) (r)(s)(t)(x)	17.46 (n)	14.76	37.14	3.77	(7.58)	34.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.51 (a)	1.58	1.60	1.62	1.63	1.61
Expenses after expense reductions	1.46 (a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.82)(a)	(0.74)	(0.73)	(0.24)	(0.73)	(0.67)
Portfolio turnover rate	31 (n)	46	48	64	55	71
Net assets at end of period (000 omitted)	$557	$514	$854	$478	$467	$550

Class C	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$23.39	$21.34	$15.58	$15.36	$19.66	$15.54
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.17)	$(0.14)	$(0.04)	$(0.14)	$(0.12)
Net realized and unrealized gain (loss)	4.20	3.36	5.93	0.59	(0.70)	5.41
Total from investment operations	$4.09	$3.19	$5.79	$0.55	$(0.84)	$5.29
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.03)	$—	$—	$—
From net realized gain	—	(1.14)	—	(0.33)	(3.46)	(1.17)
Total distributions declared to shareholders	$—	$(1.14)	$(0.03)	$(0.33)	$(3.46)	$(1.17)
Net asset value, end of period (x)	$27.48	$23.39	$21.34	$15.58	$15.36	$19.66
Total return (%) (r)(s)(t)(x)	17.49 (n)	14.73	37.16	3.77	(7.58)	34.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.50 (a)	1.58	1.60	1.62	1.63	1.60
Expenses after expense reductions	1.45 (a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.82)(a)	(0.74)	(0.73)	(0.26)	(0.74)	(0.67)
Portfolio turnover rate	31 (n)	46	48	64	55	71
Net assets at end of period (000 omitted)	$4,211	$3,466	$2,067	$1,056	$874	$859

See Notes to Financial Statements
9

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$24.97	$22.57	$16.39	$16.00	$20.21	$15.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.06	$0.05	$0.11	$0.05	$0.06
Net realized and unrealized gain (loss)	4.48	3.57	6.25	0.63	(0.75)	5.54
Total from investment operations	$4.51	$3.63	$6.30	$0.74	$(0.70)	$5.60
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.12)	$(0.02)	$(0.05)	$(0.09)
From net realized gain	—	(1.14)	—	(0.33)	(3.46)	(1.17)
Total distributions declared to shareholders	$—	$(1.23)	$(0.12)	$(0.35)	$(3.51)	$(1.26)
Net asset value, end of period (x)	$29.48	$24.97	$22.57	$16.39	$16.00	$20.21
Total return (%) (r)(s)(t)(x)	18.06 (n)	15.90	38.56	4.81	(6.66)	36.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.50 (a)	0.58	0.60	0.62	0.64	0.60
Expenses after expense reductions	0.45 (a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	0.18 (a)	0.26	0.27	0.76	0.27	0.33
Portfolio turnover rate	31 (n)	46	48	64	55	71
Net assets at end of period (000 omitted)	$154,783	$101,949	$67,182	$54,445	$53,045	$4,866

Class R1	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$23.43	$21.37	$15.58	$15.36	$19.66	$15.54
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.17)	$(0.13)	$(0.03)	$(0.13)	$(0.12)
Net realized and unrealized gain (loss)	4.20	3.37	5.92	0.58	(0.71)	5.41
Total from investment operations	$4.09	$3.20	$5.79	$0.55	$(0.84)	$5.29
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(1.14)	—	(0.33)	(3.46)	(1.17)
Total distributions declared to shareholders	$—	$(1.14)	$—	$(0.33)	$(3.46)	$(1.17)
Net asset value, end of period (x)	$27.52	$23.43	$21.37	$15.58	$15.36	$19.66
Total return (%) (r)(s)(t)(x)	17.46 (n)	14.76	37.16	3.77	(7.58)	34.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.51 (a)	1.58	1.60	1.62	1.63	1.60
Expenses after expense reductions	1.46 (a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.83)(a)	(0.74)	(0.73)	(0.23)	(0.70)	(0.67)
Portfolio turnover rate	31 (n)	46	48	64	55	71
Net assets at end of period (000 omitted)	$990	$840	$1,144	$918	$495	$320

See Notes to Financial Statements
10

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$24.62	$22.30	$16.23	$15.91	$20.15	$15.84
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.06)	$(0.04)	$0.04	$(0.04)	$(0.03)
Net realized and unrealized gain (loss)	4.43	3.52	6.17	0.61	(0.74)	5.52
Total from investment operations	$4.38	$3.46	$6.13	$0.65	$(0.78)	$5.49
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.06)	$—	$—	$(0.01)
From net realized gain	—	(1.14)	—	(0.33)	(3.46)	(1.17)
Total distributions declared to shareholders	$—	$(1.14)	$(0.06)	$(0.33)	$(3.46)	$(1.18)
Net asset value, end of period (x)	$29.00	$24.62	$22.30	$16.23	$15.91	$20.15
Total return (%) (r)(s)(t)(x)	17.79 (n)	15.32	37.82	4.28	(7.07)	35.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00 (a)	1.08	1.10	1.12	1.13	1.11
Expenses after expense reductions	0.95 (a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	(0.33)(a)	(0.24)	(0.23)	0.25	(0.23)	(0.17)
Portfolio turnover rate	31 (n)	46	48	64	55	71
Net assets at end of period (000 omitted)	$663	$502	$383	$253	$200	$182

Class R3	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$24.84	$22.47	$16.33	$15.97	$20.17	$15.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.02)	$0.00 (w)	$0.08	$0.00 (w)	$0.02
Net realized and unrealized gain (loss)	4.46	3.56	6.23	0.61	(0.74)	5.52
Total from investment operations	$4.45	$3.54	$6.23	$0.69	$(0.74)	$5.54
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.09)	$(0.00)(w)	$—	$(0.05)
From net realized gain	—	(1.14)	—	(0.33)	(3.46)	(1.17)
Total distributions declared to shareholders	$—	$(1.17)	$(0.09)	$(0.33)	$(3.46)	$(1.22)
Net asset value, end of period (x)	$29.29	$24.84	$22.47	$16.33	$15.97	$20.17
Total return (%) (r)(s)(t)(x)	17.91 (n)	15.58	38.22	4.52	(6.85)	35.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.76 (a)	0.85	0.85	0.87	0.88	0.85
Expenses after expense reductions	0.71 (a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	(0.08)(a)	(0.09)	0.02	0.51	0.02	0.08
Portfolio turnover rate	31 (n)	46	48	64	55	71
Net assets at end of period (000 omitted)	$1,346	$1,135	$203	$147	$122	$130

See Notes to Financial Statements
11

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$25.01	$22.60	$16.42	$16.03	$20.23	$15.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.06	$0.05	$0.11	$0.05	$0.06
Net realized and unrealized gain (loss)	4.50	3.58	6.25	0.63	(0.75)	5.56
Total from investment operations	$4.52	$3.64	$6.30	$0.74	$(0.70)	$5.62
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.12)	$(0.02)	$(0.04)	$(0.09)
From net realized gain	—	(1.14)	—	(0.33)	(3.46)	(1.17)
Total distributions declared to shareholders	$—	$(1.23)	$(0.12)	$(0.35)	$(3.50)	$(1.26)
Net asset value, end of period (x)	$29.53	$25.01	$22.60	$16.42	$16.03	$20.23
Total return (%) (r)(s)(t)(x)	18.07 (n)	15.92	38.51	4.80	(6.64)	36.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.50 (a)	0.58	0.60	0.62	0.63	0.60
Expenses after expense reductions	0.45 (a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	0.18 (a)	0.26	0.27	0.76	0.27	0.33
Portfolio turnover rate	31 (n)	46	48	64	55	71
Net assets at end of period (000 omitted)	$231	$195	$168	$122	$116	$124

Class R6	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$25.03	$22.62	$16.43	$16.03	$20.23	$15.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.08	$0.06	$0.13	$0.07	$0.08
Net realized and unrealized gain (loss)	4.50	3.58	6.26	0.62	(0.75)	5.53
Total from investment operations	$4.53	$3.66	$6.32	$0.75	$(0.68)	$5.61
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.13)	$(0.02)	$(0.06)	$(0.10)
From net realized gain	—	(1.14)	—	(0.33)	(3.46)	(1.17)
Total distributions declared to shareholders	$—	$(1.25)	$(0.13)	$(0.35)	$(3.52)	$(1.27)
Net asset value, end of period (x)	$29.56	$25.03	$22.62	$16.43	$16.03	$20.23
Total return (%) (r)(s)(t)(x)	18.10 (n)	15.97	38.63	4.91	(6.57)	36.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.44 (a)	0.51	0.53	0.54	0.54	0.52
Expenses after expense reductions	0.39 (a)	0.42	0.42	0.42	0.40	0.40
Net investment income (loss)	0.24 (a)	0.33	0.34	0.82	0.36	0.42
Portfolio turnover rate	31 (n)	46	48	64	55	71
Net assets at end of period (000 omitted)	$202,432	$201,737	$194,742	$168,286	$158,585	$185,568

See Notes to Financial Statements
12

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Blended Research Growth Equity Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Blended Research Growth Equity Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust).  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Operating Segments — An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
14

MFS Blended Research Growth Equity Fund
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$511,385,601	$—	$—	$511,385,601
Investment Companies	6,385,505	—	—	6,385,505
Total	$517,771,106	$—	$—	$517,771,106
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
15

MFS Blended Research Growth Equity Fund
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$4,715,175
Long-term capital gains	13,551,530
Total distributions	$18,266,705
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/25
Cost of investments	$277,182,994
Gross appreciation	246,995,427
Gross depreciation	(6,407,315)
Net unrealized appreciation (depreciation)	$240,588,112
As of 5/31/25
Undistributed ordinary income	4,110,478
Undistributed long-term capital gain	7,798,063
Net unrealized appreciation (depreciation)	190,933,632
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/25	Year ended 5/31/25
Class A	$—	$4,890,778
Class B	—	40,569
Class C	—	136,161
Class I	—	3,952,537
Class R1	—	58,364
Class R2	—	20,600
Class R3	—	10,696
Class R4	—	9,192
Class R6	—	9,147,808
Total	$—	$18,266,705
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from June 1, 2025 through September 30, 2025, the management fee was computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
16

MFS Blended Research Growth Equity Fund
Notes to Financial Statements (unaudited) - continued
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.25%
In excess of 5 billion	0.225%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the six months ended November 30, 2025, this management fee reduction amounted to $32,121, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.33% of the fund's average daily net assets.
For the period from June 1, 2025 through September 30, 2025, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.43%
This written agreement terminated on September 30, 2025. For the period from June 1, 2025 through September 30, 2025, this reduction amounted to $81,834, which is included in the reduction of total expenses in the Statement of Operations.
Effective October 1, 2025, the investment adviser has agreed in writing to pay a portion of the fund's total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.64%	1.39%	1.39%	0.39%	1.39%	0.89%	0.64%	0.39%	0.33%
This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the period from October 1, 2025 through November 30, 2025, this reduction amounted to $479, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $14,341 for the six months ended November 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
17

MFS Blended Research Growth Equity Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$172,380
Class B	0.75%	0.25%	1.00%	1.00%	2,794
Class C	0.75%	0.25%	1.00%	1.00%	19,464
Class R1	0.75%	0.25%	1.00%	1.00%	4,719
Class R2	0.25%	0.25%	0.50%	0.50%	1,486
Class R3	—	0.25%	0.25%	0.25%	1,600
Total Distribution and Service Fees					$202,443
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2025, this rebate amounted to $10 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2025, were as follows:
Amount
Class A	$11,187
Class B	—
Class C	39
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2025, the fee was $20,763, which equated to 0.0090% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $90,398.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.0150% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$36
8/19/2024	Redemption	Class C	5,968	72,131
8/19/2024	Redemption	Class I	2	30
18

MFS Blended Research Growth Equity Fund
Notes to Financial Statements (unaudited) - continued
At November 30, 2025, MFS held 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2025, this reimbursement amounted to $4,044, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $155,288,204 and $143,986,408, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	953,308	$26,600,706	2,620,692	$63,759,642
Class B	461	12,547	7,839	190,748
Class C	15,126	404,189	72,382	1,665,969
Class I	1,961,653	57,244,183	1,770,690	43,706,811
Class R1	127	3,283	1,861	42,440
Class R2	2,508	70,485	4,485	107,203
Class R3	257	6,863	49,371	1,135,062
Class R6	154,693	4,387,073	1,659,352	37,677,050
	3,088,133	$88,729,329	6,186,672	$148,284,925
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	190,256	$4,885,764
Class B	—	—	1,658	40,569
Class C	—	—	5,560	135,766
Class I	—	—	152,313	3,952,531
Class R1	—	—	2,385	58,364
Class R2	—	—	803	20,600
Class R3	—	—	414	10,696
Class R4	—	—	353	9,192
Class R6	—	—	351,704	9,147,808
	—	$—	705,446	$18,261,290
Shares reacquired
Class A	(512,706)	$(14,058,164)	(1,224,773)	$(28,991,437)
Class B	(2,161)	(57,441)	(27,508)	(640,037)
Class C	(10,065)	(256,572)	(26,629)	(615,925)
Class I	(794,193)	(21,884,088)	(816,651)	(20,180,890)
Class R1	(27)	(703)	(21,913)	(488,423)
Class R2	(37)	(1,035)	(2,063)	(47,211)
Class R3	(2)	(57)	(13,117)	(265,526)
Class R6	(1,366,461)	(37,466,791)	(2,561,651)	(63,778,516)
	(2,685,652)	$(73,724,851)	(4,694,305)	$(115,007,965)
19

MFS Blended Research Growth Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	440,602	$12,542,542	1,586,175	$39,653,969
Class B	(1,700)	(44,894)	(18,011)	(408,720)
Class C	5,061	147,617	51,313	1,185,810
Class I	1,167,460	35,360,095	1,106,352	27,478,452
Class R1	100	2,580	(17,667)	(387,619)
Class R2	2,471	69,450	3,225	80,592
Class R3	255	6,806	36,668	880,232
Class R4	—	—	353	9,192
Class R6	(1,211,768)	(33,079,718)	(550,595)	(16,953,658)
	402,481	$15,004,478	2,197,813	$51,538,250
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 7%, 6%, 5%, 5%, 4%, 4%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2025, the fund’s commitment fee and interest expense were $992 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended November 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,522,680	$27,959,663	$24,097,471	$(164)	$797	$6,385,505

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$75,929	$—
20

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Growth Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Growth Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Growth Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
21

MFS Blended Research Growth Equity Fund
Board Review of Investment Advisory Agreement
MFS Blended Research Growth Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
22

MFS Blended Research Growth Equity Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median. The Trustees also noted that MFS has agreed in writing to amend its contractual advisory fee rate schedule and to further reduce the Fund's expense limitation, each effective October 1, 2025, and each of which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. They also noted that MFS has agreed to amend its contractual advisory fee schedule to reduce the Fund's advisory fee rate to 0.25% on assets up to $5 billion and 0.225% on assets over $5 billion (replacing the existing contractual advisory fee rate schedule), effective October 1, 2025. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
23

MFS Blended Research Growth Equity Fund
Board Review of Investment Advisory Agreement - continued
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
24

MFS Emerging Markets Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Equity Fund
Portfolio of Investments − 11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Alcoholic Beverages – 3.6%
Ambev S.A., ADR (l)	23,951,072	$60,835,723
China Resources Beer Holdings Co. Ltd.	30,446,000	108,710,576
Kweichow Moutai Co. Ltd., “A”	805,028	164,945,879
		$334,492,178
Automotive – 2.3%
Mahindra & Mahindra Ltd.	2,844,459	$119,483,337
Maruti Suzuki India Ltd.	220,771	39,243,790
PT Astra International Tbk	134,876,200	53,043,477
		$211,770,604
Biotechnology – 0.3%
Hugel, Inc. (a)	185,382	$28,803,445
Brokerage & Asset Managers – 1.6%
B3 S.A. - Brasil Bolsa Balcao	51,669,500	$144,908,041
Business Services – 2.9%
Infosys Ltd.	8,667,767	$151,178,996
Tata Consultancy Services Ltd.	3,465,639	121,562,284
		$272,741,280
Chemicals – 0.7%
UPL Ltd.	7,891,930	$66,935,495
Computer Software – 0.9%
Kingsoft Corp.	22,077,200	$81,210,795
Computer Software - Systems – 8.0%
EPAM Systems, Inc. (a)	291,008	$54,418,496
Hon Hai Precision Industry Co. Ltd.	23,008,000	165,311,582
Lenovo Group Ltd.	52,882,000	65,747,612
Samsung Electronics Co. Ltd.	5,944,347	406,219,613
Xiaomi Corp., “B” (a)	9,385,600	49,448,652
		$741,145,955
Conglomerates – 1.1%
KOC Holding A.S.	9,532,543	$37,770,189
LG Corp.	1,168,477	62,609,042
		$100,379,231
Construction – 2.5%
Anhui Conch Cement Co. Ltd.	15,557,000	$46,796,082
Midea Group Co. Ltd., “A”	11,100,542	125,223,616
Techtronic Industries Co. Ltd.	5,210,000	60,961,109
		$232,980,807
FEMFS-SEM
1

MFS Emerging Markets Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.2%
Dabur India Ltd.	7,680,076	$44,424,621
Hindustan Unilever Ltd.	2,327,314	64,177,900
		$108,602,521
Consumer Services – 1.3%
MakeMyTrip Ltd. (a)	985,755	$70,373,049
Trip.com Group Ltd.	795,800	54,683,270
		$125,056,319
Electrical Equipment – 1.2%
WEG S.A.	13,445,400	$111,535,633
Electronics – 14.3%
ASE Technology Holding Co. Ltd	24,871,000	$181,866,959
Largan Precision Co. Ltd.	719,000	50,514,418
MediaTek, Inc.	3,203,000	142,366,895
SK hynix, Inc.	174,860	63,016,897
Taiwan Semiconductor Manufacturing Co. Ltd.	19,393,084	889,789,420
		$1,327,554,589
Energy - Independent – 3.0%
Bharat Petroleum Corp. Ltd.	13,684,461	$54,938,259
PT United Tractors Tbk	42,152,200	70,865,302
Reliance Industries Ltd.	8,773,945	153,756,771
		$279,560,332
Energy - Integrated – 2.9%
Galp Energia SGPS S.A., “B”	4,115,929	$82,908,801
Petroleo Brasileiro S.A., ADR	8,728,597	109,456,607
Petroleo Brasileiro S.A., ADR	3,057,524	36,353,960
Petronet LNG Ltd.	13,996,937	42,539,672
		$271,259,040
Engineering - Construction – 0.4%
Doosan Bobcat, Inc.	905,916	$34,003,035
Food & Beverages – 1.8%
Gruma S.A.B. de C.V.	3,407,697	$60,243,049
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	14,200,027	58,932,343
Orion Corp.	724,507	51,973,949
		$171,149,341
Food & Drug Stores – 2.2%
BIM Birlesik Magazalar A.S.	5,047,802	$63,778,587
Walmart de Mexico S.A.B. de C.V.	41,319,416	139,943,758
		$203,722,345
Gaming & Lodging – 1.0%
Sands China Ltd.	34,212,800	$93,158,232
2

MFS Emerging Markets Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.4%
AIA Group Ltd.	8,749,800	$90,579,501
DB Insurance Co. Ltd.	441,095	37,341,534
Hyundai Marine & Fire Insurance Co. Ltd. (a)	2,883,743	58,923,930
Ping An Insurance Co. of China Ltd., “H”	15,440,500	112,445,266
Samsung Fire & Marine Insurance Co. Ltd.	330,391	108,172,078
		$407,462,309
Leisure & Toys – 7.5%
NetEase, Inc., ADR	687,372	$94,891,704
Tencent Holdings Ltd.	7,661,200	601,713,864
		$696,605,568
Machinery & Tools – 1.1%
Delta Electronics, Inc.	3,576,000	$106,191,875
Major Banks – 2.2%
Bandhan Bank Ltd.	23,462,258	$39,439,729
National Bank of Greece S.A.	3,579,519	56,055,265
Nedbank Group Ltd.	4,169,706	62,295,225
OTP Bank PLC	419,067	43,585,579
		$201,375,798
Medical & Health Technology & Services – 0.4%
Hangzhou Tigermed Consulting Co. Ltd., “A”	5,402,815	$38,930,338
Metals & Mining – 1.7%
Industries Qatar Q.P.S.C.	15,933,774	$53,170,930
Vale S.A., ADR	8,480,417	106,938,058
		$160,108,988
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	16,492,400	$48,338,844
Oil Services – 1.1%
ADNOC Drilling Co. PJSC	47,030,079	$66,969,060
Samsung E&A Co. Ltd.	2,251,291	39,112,287
		$106,081,347
Other Banks & Diversified Financials – 14.6%
Bangkok Bank Public Co. Ltd.	14,029,900	$68,853,058
Bank Negara Indonesia PT	276,311,200	70,674,615
China Construction Bank Corp.	177,791,490	186,564,832
China Merchants Bank Co. Ltd.	22,430,000	150,670,323
Credicorp Ltd.	238,669	61,388,053
Emirates NBD Bank PJSC	8,619,138	57,259,885
Grupo Financiero Banorte S.A. de C.V.	5,262,517	50,313,492
HDFC Bank Ltd.	21,205,597	238,874,866
Kasikornbank PLC	22,450,700	130,052,976
Kotak Mahindra Bank Ltd.	3,863,209	91,752,158
PT Bank Central Asia Tbk	189,894,700	94,348,763
Saudi Awwal Bank	7,512,339	61,597,395
Saudi Tadawul Group Holding Co.	942,019	41,307,261
Sberbank of Russia PJSC (a)(u)	50,760,059	0
3

MFS Emerging Markets Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
State Bank of India	4,167,974	$45,618,341
		$1,349,276,018
Pharmaceuticals – 0.4%
WuXi AppTec Co. Ltd., “A”	2,774,900	$35,744,342
Precious Metals & Minerals – 1.3%
Gold Fields Ltd., ADR	2,736,843	$117,383,196
Real Estate – 0.7%
Emaar Properties PJSC	12,210,684	$44,216,916
SM Investments Corp.	1,486,580	18,758,107
		$62,975,023
Specialty Stores – 5.9%
Alibaba Group Holding Ltd.	15,638,248	$304,296,870
Meituan, “B” (a)	11,483,400	151,178,877
PDD Holdings, Inc., ADR (a)	808,756	93,880,397
		$549,356,144
Telecom Services – 1.5%
Etihad Etisalat Co.	2,777,824	$45,797,869
Hellenic Telecommunications Organization S.A.	2,456,836	48,762,296
PT Telekom Indonesia	196,416,500	41,394,291
		$135,954,456
Tobacco – 1.2%
ITC Ltd.	24,132,619	$109,065,220
Utilities - Electric Power – 0.7%
NTPC Ltd.	16,887,045	$61,631,413
Total Common Stocks (Identified Cost, $6,607,240,554)		$9,127,450,097
Mutual Funds (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.01% (v) (Identified Cost, $167,697,738)	167,682,267	$167,715,804
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.93% (j) (Identified Cost, $10,616,925)	10,616,925	$10,616,925
Other Assets, Less Liabilities – (0.3)%		(32,283,861)
Net Assets – 100.0%		$9,273,498,965

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $167,715,804 and
$9,138,067,022, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

4

MFS Emerging Markets Equity Fund
Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
5

MFS Emerging Markets Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $9,806,178 of securities on loan (identified cost, $6,617,857,479)	$9,138,067,022
Investments in affiliated issuers, at value (identified cost, $167,697,738)	167,715,804
Foreign currency, at value (identified cost, $278,246)	277,248
Receivables for
Fund shares sold	7,418,971
Interest and dividends	8,563,733
Other assets	25,573
Total assets	$9,322,068,351
Liabilities
Payable to custodian	$1,102
Payables for
Investments purchased	347,519
Fund shares reacquired	664,136
Collateral for securities loaned, at value	10,616,925
Payable to affiliates
Investment adviser	1,101,898
Administrative services fee	7,507
Shareholder servicing costs	131,598
Distribution and service fees	7,953
Payable for independent Trustees' compensation	4,210
Deferred foreign capital gains tax expense payable	33,984,049
Accrued expenses and other liabilities	1,702,489
Total liabilities	$48,569,386
Net assets	$9,273,498,965
Net assets consist of
Paid-in capital	$6,932,691,917
Total distributable earnings (loss)	2,340,807,048
Net assets	$9,273,498,965
Shares of beneficial interest outstanding	203,723,964

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$202,506,499	4,719,319	$42.91
Class B	191,829	4,887	39.25
Class C	2,499,781	65,700	38.05
Class I	184,680,536	4,054,374	45.55
Class R1	1,263,627	33,823	37.36
Class R2	2,617,703	67,581	38.73
Class R3	9,086,735	212,057	42.85
Class R4	6,804,731	159,091	42.77
Class R6	8,863,847,524	194,407,132	45.59

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $45.53 [100 / 94.25 x $42.91]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Emerging Markets Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$125,329,173
Dividends from affiliated issuers	2,502,348
Other	1,175,733
Income on securities loaned	118,684
Interest	265
Foreign taxes withheld	(16,103,108)
Total investment income	$113,023,095
Expenses
Management fee	$40,607,558
Distribution and service fees	276,757
Shareholder servicing costs	307,305
Administrative services fee	274,775
Independent Trustees' compensation	81,259
Custodian fee	1,880,287
Shareholder communications	133,077
Audit and tax fees	72,525
Legal fees	20,288
Miscellaneous	167,963
Total expenses	$43,821,794
Reduction of expenses by investment adviser and distributor	(780,664)
Net expenses	$43,041,130
Net investment income (loss)	$69,981,965
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $4,968,222 foreign capital gains tax)	$573,044,912
Affiliated issuers	16,963
Foreign currency	(3,905,918)
Net realized gain (loss)	$569,155,957
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $10,750,642 increase in deferred foreign capital gains tax)	$982,513,054
Affiliated issuers	18,066
Translation of assets and liabilities in foreign currencies	48,521
Net unrealized gain (loss)	$982,579,641
Net realized and unrealized gain (loss)	$1,551,735,598
Change in net assets from operations	$1,621,717,563
See Notes to Financial Statements
7

MFS Emerging Markets Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25
Change in net assets
From operations
Net investment income (loss)	$69,981,965	$195,666,680
Net realized gain (loss)	569,155,957	163,351,932
Net unrealized gain (loss)	982,579,641	922,913,652
Change in net assets from operations	$1,621,717,563	$1,281,932,264
Total distributions to shareholders	$—	$(200,003,459)
Change in net assets from fund share transactions	$(755,089,168)	$(223,693,279)
Total change in net assets	$866,628,395	$858,235,526
Net assets
At beginning of period	8,406,870,570	7,548,635,044
At end of period	$9,273,498,965	$8,406,870,570
See Notes to Financial Statements
8

MFS Emerging Markets Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$35.96	$31.50	$29.10	$30.53	$41.38	$28.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.70	$0.64	$0.62	$0.49	$0.33
Net realized and unrealized gain (loss)	6.72	4.55	2.51	(1.77)	(10.64)	13.12
Total from investment operations	$6.95	$5.25	$3.15	$(1.15)	$(10.15)	$13.45
Less distributions declared to shareholders
From net investment income	$—	$(0.79)	$(0.75)	$(0.28)	$(0.70)	$(0.20)
Net asset value, end of period (x)	$42.91	$35.96	$31.50	$29.10	$30.53	$41.38
Total return (%) (r)(s)(t)(x)	19.33 (n)	16.88	10.99	(3.75)	(24.78)	47.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.32 (a)	1.35	1.36	1.38	1.35	1.34
Expenses after expense reductions	1.31 (a)	1.31	1.31	1.31	1.31	1.31
Net investment income (loss)	1.12 (a)	2.07	2.11	2.18	1.38	0.89
Portfolio turnover rate	24 (n)	36	34	36	38	37
Net assets at end of period (000 omitted)	$202,506	$172,690	$164,392	$157,909	$168,750	$204,557

Class B	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$33.02	$28.90	$26.70	$27.95	$37.84	$25.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.38	$0.37	$0.36	$0.20	$0.05
Net realized and unrealized gain (loss)	6.12	4.22	2.31	(1.61)	(9.73)	12.01
Total from investment operations	$6.23	$4.60	$2.68	$(1.25)	$(9.53)	$12.06
Less distributions declared to shareholders
From net investment income	$—	$(0.48)	$(0.48)	$—	$(0.36)	$—
Net asset value, end of period (x)	$39.25	$33.02	$28.90	$26.70	$27.95	$37.84
Total return (%) (r)(s)(t)(x)	18.87 (n)	16.03	10.14	(4.47)	(25.33)	46.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.07 (a)	2.10	2.11	2.13	2.09	2.09
Expenses after expense reductions	2.06 (a)	2.06	2.06	2.06	2.06	2.06
Net investment income (loss)	0.58 (a)	1.24	1.34	1.40	0.59	0.16
Portfolio turnover rate	24 (n)	36	34	36	38	37
Net assets at end of period (000 omitted)	$192	$259	$421	$673	$1,166	$2,396

See Notes to Financial Statements
9

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$32.01	$28.10	$26.00	$27.23	$36.91	$25.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.39	$0.37	$0.35	$0.20	$0.06
Net realized and unrealized gain (loss)	5.96	4.08	2.23	(1.56)	(9.49)	11.70
Total from investment operations	$6.04	$4.47	$2.60	$(1.21)	$(9.29)	$11.76
Less distributions declared to shareholders
From net investment income	$—	$(0.56)	$(0.50)	$(0.02)	$(0.39)	$—
Net asset value, end of period (x)	$38.05	$32.01	$28.10	$26.00	$27.23	$36.91
Total return (%) (r)(s)(t)(x)	18.87 (n)	16.05	10.11	(4.45)	(25.33)	46.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.07 (a)	2.10	2.11	2.13	2.09	2.09
Expenses after expense reductions	2.05 (a)	2.06	2.06	2.06	2.06	2.06
Net investment income (loss)	0.43 (a)	1.30	1.37	1.39	0.62	0.18
Portfolio turnover rate	24 (n)	36	34	36	38	37
Net assets at end of period (000 omitted)	$2,500	$2,419	$2,887	$3,702	$5,427	$10,467

Class I	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$38.13	$33.34	$30.75	$32.24	$43.63	$29.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.87	$0.75	$0.74	$0.60	$0.43
Net realized and unrealized gain (loss)	7.14	4.79	2.66	(1.88)	(11.21)	13.84
Total from investment operations	$7.42	$5.66	$3.41	$(1.14)	$(10.61)	$14.27
Less distributions declared to shareholders
From net investment income	$—	$(0.87)	$(0.82)	$(0.35)	$(0.78)	$(0.28)
Net asset value, end of period (x)	$45.55	$38.13	$33.34	$30.75	$32.24	$43.63
Total return (%) (r)(s)(t)(x)	19.46 (n)	17.20	11.27	(3.51)	(24.59)	48.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07 (a)	1.10	1.11	1.13	1.09	1.09
Expenses after expense reductions	1.06 (a)	1.06	1.06	1.06	1.06	1.06
Net investment income (loss)	1.29 (a)	2.41	2.35	2.44	1.59	1.11
Portfolio turnover rate	24 (n)	36	34	36	38	37
Net assets at end of period (000 omitted)	$184,681	$125,651	$100,206	$95,629	$93,329	$168,061

See Notes to Financial Statements
10

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$31.43	$27.72	$25.42	$26.70	$36.41	$24.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.42	$0.52	$0.35	$0.16	$0.05
Net realized and unrealized gain (loss)	5.87	3.96	2.05	(1.54)	(9.30)	11.56
Total from investment operations	$5.93	$4.38	$2.57	$(1.19)	$(9.14)	$11.61
Less distributions declared to shareholders
From net investment income	$—	$(0.67)	$(0.27)	$(0.09)	$(0.57)	$—
Net asset value, end of period (x)	$37.36	$31.43	$27.72	$25.42	$26.70	$36.41
Total return (%) (r)(s)(t)(x)	18.87 (n)	16.01	10.17	(4.47)	(25.33)	46.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.07 (a)	2.10	2.11	2.13	2.10	2.09
Expenses after expense reductions	2.06 (a)	2.06	2.06	2.06	2.06	2.06
Net investment income (loss)	0.36 (a)	1.41	1.94	1.42	0.53	0.16
Portfolio turnover rate	24 (n)	36	34	36	38	37
Net assets at end of period (000 omitted)	$1,264	$1,070	$519	$1,296	$1,414	$725

Class R2	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$32.50	$28.53	$26.44	$27.77	$37.68	$25.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.56	$0.50	$0.50	$0.36	$0.22
Net realized and unrealized gain (loss)	6.07	4.11	2.29	(1.61)	(9.68)	11.94
Total from investment operations	$6.23	$4.67	$2.79	$(1.11)	$(9.32)	$12.16
Less distributions declared to shareholders
From net investment income	$—	$(0.70)	$(0.70)	$(0.22)	$(0.59)	$(0.12)
Net asset value, end of period (x)	$38.73	$32.50	$28.53	$26.44	$27.77	$37.68
Total return (%) (r)(s)(t)(x)	19.17 (n)	16.58	10.71	(3.99)	(24.96)	47.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.57 (a)	1.60	1.61	1.63	1.59	1.59
Expenses after expense reductions	1.56 (a)	1.56	1.56	1.56	1.56	1.56
Net investment income (loss)	0.85 (a)	1.84	1.83	1.92	1.11	0.67
Portfolio turnover rate	24 (n)	36	34	36	38	37
Net assets at end of period (000 omitted)	$2,618	$2,189	$2,250	$2,028	$2,427	$4,227

See Notes to Financial Statements
11

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$35.92	$31.47	$29.08	$30.51	$41.17	$27.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.71	$0.64	$0.63	$0.56	$0.41
Net realized and unrealized gain (loss)	6.80	4.54	2.51	(1.78)	(10.69)	12.96
Total from investment operations	$6.93	$5.25	$3.15	$(1.15)	$(10.13)	$13.37
Less distributions declared to shareholders
From net investment income	$—	$(0.80)	$(0.76)	$(0.28)	$(0.53)	$(0.15)
Net asset value, end of period (x)	$42.85	$35.92	$31.47	$29.08	$30.51	$41.17
Total return (%) (r)(s)(t)(x)	19.29 (n)	16.90	11.01	(3.75)	(24.78)	47.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.32 (a)	1.35	1.36	1.38	1.34	1.34
Expenses after expense reductions	1.31 (a)	1.31	1.31	1.31	1.31	1.31
Net investment income (loss)	0.62 (a)	2.09	2.11	2.20	1.52	1.13
Portfolio turnover rate	24 (n)	36	34	36	38	37
Net assets at end of period (000 omitted)	$9,087	$1,993	$1,661	$1,286	$1,406	$5,103

Class R4	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$35.80	$31.36	$28.98	$30.43	$41.24	$28.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.80	$0.73	$0.70	$0.60	$0.43
Net realized and unrealized gain (loss)	6.68	4.52	2.48	(1.78)	(10.62)	13.06
Total from investment operations	$6.97	$5.32	$3.21	$(1.08)	$(10.02)	$13.49
Less distributions declared to shareholders
From net investment income	$—	$(0.88)	$(0.83)	$(0.37)	$(0.79)	$(0.28)
Net asset value, end of period (x)	$42.77	$35.80	$31.36	$28.98	$30.43	$41.24
Total return (%) (r)(s)(t)(x)	19.47 (n)	17.19	11.27	(3.53)	(24.57)	48.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07 (a)	1.10	1.11	1.13	1.10	1.09
Expenses after expense reductions	1.06 (a)	1.06	1.06	1.06	1.06	1.06
Net investment income (loss)	1.43 (a)	2.36	2.41	2.46	1.70	1.20
Portfolio turnover rate	24 (n)	36	34	36	38	37
Net assets at end of period (000 omitted)	$6,805	$6,694	$5,670	$4,138	$3,264	$3,037

See Notes to Financial Statements
12

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$38.14	$33.36	$30.77	$32.26	$43.67	$29.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.89	$0.81	$0.79	$0.66	$0.47
Net realized and unrealized gain (loss)	7.12	4.82	2.66	(1.88)	(11.24)	13.86
Total from investment operations	$7.45	$5.71	$3.47	$(1.09)	$(10.58)	$14.33
Less distributions declared to shareholders
From net investment income	$—	$(0.93)	$(0.88)	$(0.40)	$(0.83)	$(0.32)
Net asset value, end of period (x)	$45.59	$38.14	$33.36	$30.77	$32.26	$43.67
Total return (%) (r)(s)(t)(x)	19.53 (n)	17.35	11.45	(3.34)	(24.49)	48.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.94 (a)	0.96	0.95	0.97	0.95	0.98
Expenses after expense reductions	0.92 (a)	0.92	0.90	0.90	0.92	0.95
Net investment income (loss)	1.54 (a)	2.48	2.52	2.62	1.76	1.20
Portfolio turnover rate	24 (n)	36	34	36	38	37
Net assets at end of period (000 omitted)	$8,863,848	$8,093,906	$7,270,629	$6,638,192	$6,524,541	$7,034,144

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Emerging Markets Equity Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Operating Segments — An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
14

MFS Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$2,574,354,482	$—	$—	$2,574,354,482
Taiwan	1,536,041,149	—	—	1,536,041,149
India	1,514,995,901	—	—	1,514,995,901
South Korea	890,175,810	—	—	890,175,810
Brazil	570,028,022	—	—	570,028,022
Indonesia	330,326,448	—	—	330,326,448
Mexico	250,500,299	—	—	250,500,299
Hong Kong	244,698,842	—	—	244,698,842
Thailand	—	198,906,034	—	198,906,034
Other Countries	1,017,423,110	—	0	1,017,423,110
Investment Companies	178,332,729	—	—	178,332,729
Total	$9,106,876,792	$198,906,034	$0	$9,305,782,826
For further information regarding security characteristics, see the Portfolio of Investments.  At November 30, 2025, the fund held one level 3 security valued at $0, which was also held and valued at $0 at November 30, 2025.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of
15

MFS Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $9,806,178.  The fair value of the fund's investment securities on loan and a related liability of $10,616,925 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign taxes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
16

MFS Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$200,003,459
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/25
Cost of investments	$7,027,365,222
Gross appreciation	2,826,494,584
Gross depreciation	(548,076,980)
Net unrealized appreciation (depreciation)	$2,278,417,604
As of 5/31/25
Undistributed ordinary income	120,391,563
Capital loss carryforwards	(660,744,153)
Other temporary differences	(25,693,767)
Net unrealized appreciation (depreciation)	1,285,135,842
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of May 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(27,492,697)
Long-Term	(633,251,456)
Total	$(660,744,153)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/25	Year ended 5/31/25
Class A	$—	$3,900,888
Class B	—	5,207
Class C	—	50,503
Class I	—	2,398,991
Class R1	—	17,822
Class R2	—	46,337
Class R3	—	43,136
Class R4	—	151,500
Class R6	—	193,389,075
Total	$—	$200,003,459
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	1.05%
In excess of $500 million and up to $1 billion	0.95%
In excess of $1 billion and up to $4 billion	0.90%
In excess of $4 billion and up to $10 billion	0.85%
In excess of $10 billion	0.80%
17

MFS Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the six months ended November 30, 2025, this management fee reduction amounted to $638,273, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.87% of the fund's average daily net assets.
The investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.95%
This written agreement terminated on July 31, 2025.  For the period from June 1, 2025 through July 31, 2025, this reduction amounted to $142,168, which is included in the reduction of total expenses in the Statement of Operations.
Effective August 1, 2025, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.94%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2026.  For the period from August 1, 2025 through November 30, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $12,564 for the six months ended November 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
18

MFS Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$241,588
Class B	0.75%	0.25%	1.00%	1.00%	1,144
Class C	0.75%	0.25%	1.00%	0.99%	12,950
Class R1	0.75%	0.25%	1.00%	1.00%	5,942
Class R2	0.25%	0.25%	0.50%	0.50%	6,208
Class R3	—	0.25%	0.25%	0.25%	8,925
Total Distribution and Service Fees					$276,757
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2025, this rebate amounted to $157 and $66 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2025, were as follows:
Amount
Class A	$771
Class B	—
Class C	138
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2025, the fee was $47,998, which equated to 0.0010% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $259,307.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.0060% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
19

MFS Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$90
8/19/2024	Redemption	Class R2	2	74
8/19/2024	Redemption	Class R3	2	82
8/19/2024	Redemption	Class R4	3	114
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2025, this reimbursement amounted to $1,175,733, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $2,111,659,160 and $2,822,252,163, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	384,194	$15,703,091	618,570	$20,977,906
Class C	7,725	273,227	16,430	493,976
Class I	1,237,722	54,819,609	1,172,926	42,320,651
Class R1	1,185	42,106	17,379	523,535
Class R2	5,022	183,356	14,614	453,235
Class R3	195,388	7,650,384	10,441	352,513
Class R4	13,553	534,244	31,085	1,047,869
Class R6	10,568,556	436,627,520	15,746,242	563,245,987
	12,413,345	$515,833,537	17,627,687	$629,415,672
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	115,652	$3,838,500
Class B	—	—	171	5,207
Class C	—	—	1,609	47,684
Class I	—	—	66,432	2,335,078
Class R1	—	—	612	17,822
Class R2	—	—	1,531	45,972
Class R3	—	—	1,301	43,136
Class R4	—	—	4,590	151,500
Class R6	—	—	5,502,495	193,357,662
	—	$—	5,694,393	$199,842,561
20

MFS Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(466,587)	$(19,037,184)	(1,151,821)	$(39,062,606)
Class B	(2,962)	(108,983)	(6,883)	(213,067)
Class C	(17,600)	(636,217)	(45,191)	(1,354,264)
Class I	(478,722)	(20,824,976)	(949,586)	(34,255,440)
Class R1	(1,395)	(47,558)	(2,688)	(78,713)
Class R2	(4,782)	(176,207)	(27,665)	(841,934)
Class R3	(38,808)	(1,587,259)	(9,043)	(303,137)
Class R4	(41,419)	(1,713,684)	(29,518)	(993,985)
Class R6	(28,373,371)	(1,226,790,637)	(27,004,056)	(975,848,366)
	(29,425,646)	$(1,270,922,705)	(29,226,451)	$(1,052,951,512)
Net change
Class A	(82,393)	$(3,334,093)	(417,599)	$(14,246,200)
Class B	(2,962)	(108,983)	(6,712)	(207,860)
Class C	(9,875)	(362,990)	(27,152)	(812,604)
Class I	759,000	33,994,633	289,772	10,400,289
Class R1	(210)	(5,452)	15,303	462,644
Class R2	240	7,149	(11,520)	(342,727)
Class R3	156,580	6,063,125	2,699	92,512
Class R4	(27,866)	(1,179,440)	6,157	205,384
Class R6	(17,804,815)	(790,163,117)	(5,755,319)	(219,244,717)
	(17,012,301)	$(755,089,168)	(5,904,371)	$(223,693,279)
The fund is one of several mutual funds in which certain MFS funds may invest.  The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS International Diversification Fund and the MFS Growth Allocation Fund were the owners of record of approximately 81% and 1%, respectively, of the value of outstanding voting shares of the fund.  In addition, the MFS Aggressive Growth Allocation Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of the outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2025, the fund’s commitment fee and interest expense were $20,365 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended November 30, 2025:
21

MFS Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$109,270,703	$1,557,065,966	$1,498,655,894	$16,963	$18,066	$167,715,804

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,502,348	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Emerging Markets Equity Fund
Board Review of Investment Advisory Agreement
MFS Emerging Markets Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
24

MFS Emerging Markets Equity Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  In addition, the Trustees considered the Fund’s recent improved relative performance for the one- and three-year periods ended February 28, 2025.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $500 million, $1 billion, $4 billion and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
25

MFS Emerging Markets Equity Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
26

MFS International Growth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Growth Fund
Portfolio of Investments − 11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.9%
Aerospace & Defense – 2.2%
Rolls-Royce Holdings PLC	30,124,627	$426,132,667
Singapore Technologies Engineering Ltd.	7,866,700	50,386,704
		$476,519,371
Alcoholic Beverages – 3.6%
Diageo PLC	8,725,405	$200,568,215
Heineken N.V.	5,569,625	453,416,470
Pernod Ricard S.A.	1,522,901	137,050,120
		$791,034,805
Apparel Manufacturers – 2.6%
Burberry Group PLC (a)	4,113,889	$62,089,591
LVMH Moet Hennessy Louis Vuitton SE	690,704	509,173,154
		$571,262,745
Brokerage & Asset Managers – 4.0%
B3 S.A. - Brasil Bolsa Balcao	70,024,600	$196,385,249
Banco BTG Pactual S.A.	12,180,209	123,303,423
Deutsche Boerse AG	1,275,452	341,030,342
London Stock Exchange Group PLC	1,066,396	125,820,270
XP, Inc.	5,059,295	99,718,705
		$886,257,989
Business Services – 4.1%
Compass Group PLC	5,847,276	$183,704,661
Experian PLC	5,537,053	243,703,025
Nomura Research Institute Ltd.	6,242,100	249,220,260
OBIC Co. Ltd.	5,714,600	183,801,212
Sodexo	960,962	50,764,161
		$911,193,319
Chemicals – 0.5%
UPL Ltd.	13,720,654	$116,371,885
Computer Software – 5.9%
Dassault Systemes SE	9,248,640	$258,662,254
Kingsoft Corp.	14,131,000	51,980,765
Oracle Corp. Japan	1,339,700	115,188,116
SAP SE	2,732,098	660,943,658
Totvs S.A.	16,050,500	128,783,128
Wisetech Global Ltd.	1,792,628	85,737,966
		$1,301,295,887
FGFFS-SEM
1

MFS International Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 5.8%
Amadeus IT Group S.A.	5,514,964	$405,208,655
Cap Gemini S.A.	2,014,633	315,024,120
Hitachi Ltd.	17,141,000	545,385,475
		$1,265,618,250
Construction – 1.4%
James Hardie Industries PLC, GDR (a)	6,498,441	$129,269,225
Kingspan Group PLC	798,219	68,380,226
Sika AG	518,756	102,194,868
		$299,844,319
Consumer Products – 2.9%
AmorePacific Corp.	1,160,646	$98,098,322
Haleon PLC	37,618,023	184,801,163
Reckitt Benckiser Group PLC	4,624,279	358,426,610
		$641,326,095
Electrical Equipment – 3.5%
Schneider Electric SE	2,870,970	$769,305,090
Electronics – 5.8%
ASML Holding N.V.	250,361	$262,364,297
Taiwan Semiconductor Manufacturing Co. Ltd.	22,220,000	1,019,493,389
		$1,281,857,686
Energy - Independent – 1.1%
Canadian Natural Resources Ltd.	2,251,180	$76,196,759
Reliance Industries Ltd.	9,840,321	172,444,207
		$248,640,966
Food & Beverages – 3.0%
Nestle S.A.	6,595,362	$655,431,033
Food & Drug Stores – 0.5%
Sugi Holdings Co. Ltd.	4,304,600	$101,618,775
Gaming & Lodging – 2.4%
Aristocrat Leisure Ltd.	4,027,111	$153,886,740
Flutter Entertainment PLC (a)	1,067,302	222,863,331
Lottery Corp. Ltd.	10,259,514	36,758,289
Sands China Ltd.	40,545,200	110,400,760
		$523,909,120
Insurance – 2.7%
AIA Group Ltd.	57,489,400	$595,140,594
Interactive Media Services – 1.1%
LY Corp.	32,717,300	$88,110,828
NAVER Corp.	911,010	151,148,431
		$239,259,259
2

MFS International Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 0.4%
Mercadolibre, Inc. (a)	44,283	$91,744,634
Leisure & Toys – 2.4%
Tencent Holdings Ltd.	6,814,800	$535,237,252
Machinery & Tools – 7.0%
Assa Abloy AB	11,504,254	$436,971,436
Atlas Copco AB, “A”	9,894,401	167,894,443
Delta Electronics, Inc.	8,686,000	257,936,976
GEA Group AG	4,373,607	296,285,621
RB Global, Inc.	3,943,633	386,417,606
		$1,545,506,082
Major Banks – 1.4%
DBS Group Holdings Ltd.	7,388,040	$309,010,895
Medical Equipment – 3.4%
EssilorLuxottica	657,295	$235,372,072
QIAGEN N.V.	4,415,371	210,635,265
Sonova Holding AG	470,794	117,273,595
Terumo Corp.	11,422,100	178,493,173
		$741,774,105
Metals & Mining – 0.5%
Glencore PLC	24,104,644	$115,191,159
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	21,179,300	$62,076,039
Oil Services – 0.5%
Tenaris S.A.	4,896,408	$98,715,498
Other Banks & Diversified Financials – 5.6%
Credicorp Ltd.	1,009,700	$259,704,937
Element Fleet Management Corp.	9,412,267	250,809,649
Grupo Financiero Banorte S.A. de C.V.	18,352,860	175,466,698
HDFC Bank Ltd.	32,760,034	369,032,228
Kasikornbank PLC	15,260,600	88,401,985
Kotak Mahindra Bank Ltd.	3,688,040	87,591,852
		$1,231,007,349
Pharmaceuticals – 8.1%
AstraZeneca PLC	3,199,329	$592,149,735
Daiichi Sankyo Co. Ltd.	10,377,800	256,819,644
Merck KGaA	928,644	124,958,332
Novo Nordisk A.S., “B”	2,709,597	133,413,415
Roche Holding AG	1,764,785	675,332,888
		$1,782,674,014
3

MFS International Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – 5.0%
Agnico Eagle Mines Ltd.	2,920,928	$509,675,437
Franco-Nevada Corp.	2,162,100	452,104,295
Northern Star Resources Ltd. Co.	7,644,892	136,001,060
		$1,097,780,792
Restaurants – 0.5%
Yum China Holdings, Inc.	1,691,012	$81,405,317
Yum China Holdings, Inc.	721,750	34,799,886
		$116,205,203
Specialty Chemicals – 6.2%
Air Liquide S.A.	2,071,663	$396,804,658
Akzo Nobel N.V.	1,557,033	101,217,106
Linde PLC	1,046,401	429,359,258
Resonac Holdings Corp.	4,825,600	201,689,930
Symrise AG	2,958,868	245,202,565
		$1,374,273,517
Specialty Stores – 2.5%
Alibaba Group Holding Ltd.	9,447,800	$183,840,029
Nitori Co. Ltd.	7,264,600	125,713,777
Pan Pacific International Holdings Corp.	20,709,365	125,617,008
Zalando SE (a)	4,287,894	115,395,799
		$550,566,613
Total Common Stocks (Identified Cost, $15,377,602,776)		$21,327,650,340
Mutual Funds (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 4.01% (v) (Identified Cost, $635,195,447)	635,142,892	$635,269,921
Other Assets, Less Liabilities – 0.2%		39,573,896
Net Assets – 100.0%		$22,002,494,157

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $635,269,921 and
$21,327,650,340, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
See Notes to Financial Statements
4

MFS International Growth Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $15,377,602,776)	$21,327,650,340
Investments in affiliated issuers, at value (identified cost, $635,195,447)	635,269,921
Cash	1,419,958
Foreign currency, at value (identified cost, $4,908,066)	4,911,717
Receivables for
Investments sold	47,444,479
Fund shares sold	23,316,925
Interest and dividends	63,282,657
Other assets	21,533
Total assets	$22,103,317,530
Liabilities
Payables for
Investments purchased	$44,259,916
Fund shares reacquired	6,174,361
Payable to affiliates
Investment adviser	1,924,742
Administrative services fee	7,507
Shareholder servicing costs	2,163,496
Distribution and service fees	45,219
Payable for independent Trustees' compensation	6,026
Deferred foreign capital gains tax expense payable	44,932,245
Accrued expenses and other liabilities	1,309,861
Total liabilities	$100,823,373
Net assets	$22,002,494,157
Net assets consist of
Paid-in capital	$14,598,417,772
Total distributable earnings (loss)	7,404,076,385
Net assets	$22,002,494,157
Shares of beneficial interest outstanding	426,461,489

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$783,213,043	15,873,048	$49.34
Class B	472,714	10,406	45.43
Class C	26,926,691	619,243	43.48
Class I	6,518,214,348	114,834,659	56.76
Class R1	10,140,077	241,157	42.05
Class R2	19,783,401	450,157	43.95
Class R3	356,863,116	7,312,155	48.80
Class R4	133,887,695	2,691,703	49.74
Class R6	14,152,993,072	284,428,961	49.76

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $52.35 [100 / 94.25 x $49.34]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
5

MFS International Growth Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$116,775,818
Dividends from affiliated issuers	8,465,091
Income on securities loaned	126,445
Interest	2,259
Other	1,241
Foreign taxes withheld	(10,408,673)
Total investment income	$114,962,181
Expenses
Management fee	$68,289,472
Distribution and service fees	1,659,850
Shareholder servicing costs	4,357,834
Administrative services fee	274,774
Independent Trustees' compensation	84,530
Custodian fee	1,213,352
Shareholder communications	243,365
Audit and tax fees	56,878
Legal fees	44,682
Miscellaneous	443,793
Total expenses	$76,668,530
Reduction of expenses by investment adviser and distributor	(1,434,602)
Net expenses	$75,233,928
Net investment income (loss)	$39,728,253
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $21,669 foreign capital gains tax)	$629,979,517
Affiliated issuers	(32,224)
Foreign currency	(1,000,367)
Net realized gain (loss)	$628,946,926
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $12,474,009 increase in deferred foreign capital gains tax)	$667,514,320
Affiliated issuers	95,694
Translation of assets and liabilities in foreign currencies	703,505
Net unrealized gain (loss)	$668,313,519
Net realized and unrealized gain (loss)	$1,297,260,445
Change in net assets from operations	$1,336,988,698
See Notes to Financial Statements
6

MFS International Growth Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25
Change in net assets
From operations
Net investment income (loss)	$39,728,253	$220,015,044
Net realized gain (loss)	628,946,926	1,572,210,905
Net unrealized gain (loss)	668,313,519	809,422,825
Change in net assets from operations	$1,336,988,698	$2,601,648,774
Total distributions to shareholders	$—	$(965,070,999)
Change in net assets from fund share transactions	$1,526,320,554	$915,751,263
Total change in net assets	$2,863,309,252	$2,552,329,038
Net assets
At beginning of period	19,139,184,905	16,586,855,867
At end of period	$22,002,494,157	$19,139,184,905
See Notes to Financial Statements
7

MFS International Growth Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$46.27	$42.42	$38.82	$37.54	$45.69	$33.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.41	$0.41	$0.35	$0.21	$0.22
Net realized and unrealized gain (loss)	3.05	5.91	4.22	1.90	(5.48)	12.05
Total from investment operations	$3.07	$6.32	$4.63	$2.25	$(5.27)	$12.27
Less distributions declared to shareholders
From net investment income	$—	$(0.54)	$(0.48)	$(0.31)	$(0.32)	$(0.24)
From net realized gain	—	(1.93)	(0.55)	(0.66)	(2.56)	—
Total distributions declared to shareholders	$—	$(2.47)	$(1.03)	$(0.97)	$(2.88)	$(0.24)
Net asset value, end of period (x)	$49.34	$46.27	$42.42	$38.82	$37.54	$45.69
Total return (%) (r)(s)(t)(x)	6.63 (n)	15.44	12.11	6.12	(12.34)	36.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05 (a)	1.07	1.11	1.09	1.08	1.08
Expenses after expense reductions	1.03 (a)	1.05	1.09	1.08	1.06	1.06
Net investment income (loss)	0.08 (a)	0.93	1.03	0.94	0.49	0.53
Portfolio turnover rate	7 (n)	20	13	17	12	23
Net assets at end of period (000 omitted)	$783,213	$713,983	$638,324	$626,068	$534,840	$650,731

See Notes to Financial Statements
8

MFS International Growth Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$42.76	$39.27	$35.93	$34.77	$42.52	$31.38
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$0.02	$0.07	$0.00 (w)	$(0.13)	$(0.09)
Net realized and unrealized gain (loss)	2.82	5.53	3.93	1.82	(5.06)	11.23
Total from investment operations	$2.67	$5.55	$4.00	$1.82	$(5.19)	$11.14
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.11)	$—	$—	$—
From net realized gain	—	(1.93)	(0.55)	(0.66)	(2.56)	—
Total distributions declared to shareholders	$—	$(2.06)	$(0.66)	$(0.66)	$(2.56)	$—
Net asset value, end of period (x)	$45.43	$42.76	$39.27	$35.93	$34.77	$42.52
Total return (%) (r)(s)(t)(x)	6.24 (n)	14.59	11.25	5.32	(12.99)	35.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.80 (a)	1.82	1.86	1.84	1.83	1.82
Expenses after expense reductions	1.78 (a)	1.80	1.85	1.83	1.81	1.81
Net investment income (loss)	(0.66)(a)	0.05	0.19	0.00 (w)	(0.33)	(0.24)
Portfolio turnover rate	7 (n)	20	13	17	12	23
Net assets at end of period (000 omitted)	$473	$539	$786	$1,138	$1,559	$2,439

Class C	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$40.93	$37.77	$34.67	$33.61	$41.19	$30.40
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$0.06	$0.10	$0.03	$(0.11)	$(0.08)
Net realized and unrealized gain (loss)	2.69	5.26	3.75	1.73	(4.91)	10.87
Total from investment operations	$2.55	$5.32	$3.85	$1.76	$(5.02)	$10.79
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.20)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	(1.93)	(0.55)	(0.66)	(2.56)	—
Total distributions declared to shareholders	$—	$(2.16)	$(0.75)	$(0.70)	$(2.56)	$—
Net asset value, end of period (x)	$43.48	$40.93	$37.77	$34.67	$33.61	$41.19
Total return (%) (r)(s)(t)(x)	6.23 (n)	14.59	11.24	5.33	(12.99)	35.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.80 (a)	1.82	1.86	1.84	1.83	1.82
Expenses after expense reductions	1.78 (a)	1.80	1.85	1.83	1.81	1.81
Net investment income (loss)	(0.67)(a)	0.15	0.28	0.09	(0.29)	(0.21)
Portfolio turnover rate	7 (n)	20	13	17	12	23
Net assets at end of period (000 omitted)	$26,927	$25,273	$25,405	$27,498	$30,292	$41,907

See Notes to Financial Statements
9

MFS International Growth Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$53.16	$48.36	$44.10	$42.50	$51.32	$37.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.62	$0.60	$0.48	$0.37	$0.39
Net realized and unrealized gain (loss)	3.51	6.75	4.77	2.18	(6.20)	13.49
Total from investment operations	$3.60	$7.37	$5.37	$2.66	$(5.83)	$13.88
Less distributions declared to shareholders
From net investment income	$—	$(0.64)	$(0.56)	$(0.40)	$(0.43)	$(0.31)
From net realized gain	—	(1.93)	(0.55)	(0.66)	(2.56)	—
Total distributions declared to shareholders	$—	$(2.57)	$(1.11)	$(1.06)	$(2.99)	$(0.31)
Net asset value, end of period (x)	$56.76	$53.16	$48.36	$44.10	$42.50	$51.32
Total return (%) (r)(s)(t)(x)	6.77 (n)	15.74	12.36	6.37	(12.10)	36.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79 (a)	0.82	0.86	0.84	0.83	0.83
Expenses after expense reductions	0.78 (a)	0.80	0.84	0.83	0.81	0.82
Net investment income (loss)	0.33 (a)	1.23	1.33	1.14	0.77	0.84
Portfolio turnover rate	7 (n)	20	13	17	12	23
Net assets at end of period (000 omitted)	$6,518,214	$5,165,308	$4,102,118	$3,576,683	$3,251,727	$3,722,298

Class R1	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$39.58	$36.63	$33.69	$32.73	$40.23	$29.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$0.08	$0.11	$0.04	$(0.08)	$(0.06)
Net realized and unrealized gain (loss)	2.61	5.08	3.63	1.66	(4.81)	10.62
Total from investment operations	$2.47	$5.16	$3.74	$1.70	$(4.89)	$10.56
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.25)	$(0.08)	$(0.05)	$(0.05)
From net realized gain	—	(1.93)	(0.55)	(0.66)	(2.56)	—
Total distributions declared to shareholders	$—	$(2.21)	$(0.80)	$(0.74)	$(2.61)	$(0.05)
Net asset value, end of period (x)	$42.05	$39.58	$36.63	$33.69	$32.73	$40.23
Total return (%) (r)(s)(t)(x)	6.24 (n)	14.60	11.25	5.30	(12.99)	35.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.80 (a)	1.82	1.86	1.84	1.83	1.83
Expenses after expense reductions	1.78 (a)	1.80	1.84	1.83	1.81	1.81
Net investment income (loss)	(0.67)(a)	0.20	0.32	0.13	(0.21)	(0.17)
Portfolio turnover rate	7 (n)	20	13	17	12	23
Net assets at end of period (000 omitted)	$10,140	$9,229	$8,136	$7,182	$6,895	$7,424

See Notes to Financial Statements
10

MFS International Growth Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$41.26	$38.05	$34.89	$33.87	$41.51	$30.63
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$0.25	$0.22	$0.21	$0.10	$0.10
Net realized and unrealized gain (loss)	2.72	5.31	3.83	1.73	(4.96)	10.97
Total from investment operations	$2.69	$5.56	$4.05	$1.94	$(4.86)	$11.07
Less distributions declared to shareholders
From net investment income	$—	$(0.42)	$(0.34)	$(0.26)	$(0.22)	$(0.19)
From net realized gain	—	(1.93)	(0.55)	(0.66)	(2.56)	—
Total distributions declared to shareholders	$—	$(2.35)	$(0.89)	$(0.92)	$(2.78)	$(0.19)
Net asset value, end of period (x)	$43.95	$41.26	$38.05	$34.89	$33.87	$41.51
Total return (%) (r)(s)(t)(x)	6.52 (n)	15.17	11.78	5.85	(12.55)	36.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.30 (a)	1.32	1.37	1.34	1.33	1.33
Expenses after expense reductions	1.28 (a)	1.30	1.35	1.33	1.31	1.31
Net investment income (loss)	(0.16)(a)	0.65	0.63	0.62	0.26	0.28
Portfolio turnover rate	7 (n)	20	13	17	12	23
Net assets at end of period (000 omitted)	$19,783	$20,737	$22,937	$37,317	$34,618	$40,886

Class R3	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$45.76	$41.98	$38.45	$37.20	$45.30	$33.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.41	$0.43	$0.38	$0.21	$0.23
Net realized and unrealized gain (loss)	3.02	5.84	4.15	1.85	(5.43)	11.94
Total from investment operations	$3.04	$6.25	$4.58	$2.23	$(5.22)	$12.17
Less distributions declared to shareholders
From net investment income	$—	$(0.54)	$(0.50)	$(0.32)	$(0.32)	$(0.25)
From net realized gain	—	(1.93)	(0.55)	(0.66)	(2.56)	—
Total distributions declared to shareholders	$—	$(2.47)	$(1.05)	$(0.98)	$(2.88)	$(0.25)
Net asset value, end of period (x)	$48.80	$45.76	$41.98	$38.45	$37.20	$45.30
Total return (%) (r)(s)(t)(x)	6.64 (n)	15.43	12.09	6.11	(12.33)	36.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05 (a)	1.07	1.11	1.09	1.08	1.08
Expenses after expense reductions	1.03 (a)	1.06	1.09	1.08	1.06	1.06
Net investment income (loss)	0.08 (a)	0.95	1.08	1.03	0.49	0.58
Portfolio turnover rate	7 (n)	20	13	17	12	23
Net assets at end of period (000 omitted)	$356,863	$361,387	$316,301	$269,664	$149,194	$182,926

See Notes to Financial Statements
11

MFS International Growth Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$46.58	$42.68	$39.03	$37.74	$45.91	$33.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.57	$0.50	$0.41	$0.33	$0.31
Net realized and unrealized gain (loss)	3.08	5.91	4.25	1.94	(5.51)	12.12
Total from investment operations	$3.16	$6.48	$4.75	$2.35	$(5.18)	$12.43
Less distributions declared to shareholders
From net investment income	$—	$(0.65)	$(0.55)	$(0.40)	$(0.43)	$(0.31)
From net realized gain	—	(1.93)	(0.55)	(0.66)	(2.56)	—
Total distributions declared to shareholders	$—	$(2.58)	$(1.10)	$(1.06)	$(2.99)	$(0.31)
Net asset value, end of period (x)	$49.74	$46.58	$42.68	$39.03	$37.74	$45.91
Total return (%) (r)(s)(t)(x)	6.78 (n)	15.73	12.37	6.38	(12.11)	36.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80 (a)	0.82	0.86	0.84	0.83	0.83
Expenses after expense reductions	0.78 (a)	0.81	0.85	0.83	0.81	0.81
Net investment income (loss)	0.35 (a)	1.29	1.24	1.12	0.76	0.77
Portfolio turnover rate	7 (n)	20	13	17	12	23
Net assets at end of period (000 omitted)	$133,888	$158,418	$133,781	$237,042	$224,116	$273,949

Class R6	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$46.58	$42.68	$39.05	$37.75	$45.93	$33.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.58	$0.58	$0.48	$0.38	$0.39
Net realized and unrealized gain (loss)	3.07	5.95	4.22	1.93	(5.51)	12.08
Total from investment operations	$3.18	$6.53	$4.80	$2.41	$(5.13)	$12.47
Less distributions declared to shareholders
From net investment income	$—	$(0.70)	$(0.62)	$(0.45)	$(0.49)	$(0.34)
From net realized gain	—	(1.93)	(0.55)	(0.66)	(2.56)	—
Total distributions declared to shareholders	$—	$(2.63)	$(1.17)	$(1.11)	$(3.05)	$(0.34)
Net asset value, end of period (x)	$49.76	$46.58	$42.68	$39.05	$37.75	$45.93
Total return (%) (r)(s)(t)(x)	6.83 (n)	15.88	12.50	6.53	(12.01)	37.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.69 (a)	0.70	0.73	0.72	0.71	0.72
Expenses after expense reductions	0.67 (a)	0.69	0.72	0.70	0.69	0.71
Net investment income (loss)	0.44 (a)	1.31	1.45	1.30	0.89	0.96
Portfolio turnover rate	7 (n)	20	13	17	12	23
Net assets at end of period (000 omitted)	$14,152,993	$12,684,311	$11,339,067	$9,798,848	$8,329,602	$9,597,724

See Notes to Financial Statements
12

MFS International Growth Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS International Growth Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Operating Segments — In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
14

MFS International Growth Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$2,672,155,629	$—	$—	$2,672,155,629
United Kingdom	2,492,587,096	—	—	2,492,587,096
Japan	2,171,658,198	—	—	2,171,658,198
Germany	1,994,451,582	—	—	1,994,451,582
Canada	1,675,203,746	—	—	1,675,203,746
Switzerland	1,550,232,384	—	—	1,550,232,384
Taiwan	1,277,430,365	—	—	1,277,430,365
China	949,339,288	—	—	949,339,288
Netherlands	816,997,873	—	—	816,997,873
Other Countries	5,639,192,194	88,401,985	—	5,727,594,179
Investment Companies	635,269,921	—	—	635,269,921
Total	$21,874,518,276	$88,401,985	$—	$21,962,920,261
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S.
15

MFS International Growth Fund
Notes to Financial Statements (unaudited) - continued
government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$259,771,194
Long-term capital gains	705,299,805
Total distributions	$965,070,999
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS International Growth Fund
Notes to Financial Statements (unaudited) - continued
As of 11/30/25
Cost of investments	$16,159,207,879
Gross appreciation	6,864,391,339
Gross depreciation	(1,060,678,957)
Net unrealized appreciation (depreciation)	$5,803,712,382
As of 5/31/25
Undistributed ordinary income	197,457,433
Undistributed long-term capital gain	777,127,600
Other temporary differences	(31,125,704)
Net unrealized appreciation (depreciation)	5,123,628,358
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/25	Year ended 5/31/25
Class A	$—	$37,417,534
Class B	—	30,603
Class C	—	1,310,793
Class I	—	221,742,786
Class R1	—	475,077
Class R2	—	1,204,002
Class R3	—	18,097,164
Class R4	—	7,217,849
Class R6	—	677,575,191
Total	$—	$965,070,999
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the six months ended November 30, 2025, this management fee reduction amounted to $1,434,429, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.65% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $44,491 for the six months ended November 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
17

MFS International Growth Fund
Notes to Financial Statements (unaudited) - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$949,269
Class B	0.75%	0.25%	1.00%	1.00%	2,651
Class C	0.75%	0.25%	1.00%	1.00%	132,860
Class R1	0.75%	0.25%	1.00%	1.00%	48,949
Class R2	0.25%	0.25%	0.50%	0.50%	51,186
Class R3	—	0.25%	0.25%	0.25%	474,935
Total Distribution and Service Fees					$1,659,850
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2025, this rebate amounted to $162 and $11 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2025, were as follows:
Amount
Class A	$2,773
Class B	—
Class C	1,708
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2025, the fee was $310,651, which equated to 0.0030% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,047,183.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.0027% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
18

MFS International Growth Fund
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	2	$116
8/19/2024	Redemption	Class R1	3	125
8/19/2024	Redemption	Class R2	4	152
8/19/2024	Redemption	Class R3	3	145
8/19/2024	Redemption	Class R4	4	175
(4) Portfolio Securities
For the six months ended November 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $2,886,208,565 and $1,491,114,805, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,780,016	$85,730,760	3,667,631	$161,219,246
Class B	615	27,746	337	14,128
Class C	84,421	3,590,455	105,340	4,126,144
Class I	28,011,932	1,564,444,567	26,476,417	1,325,223,864
Class R1	26,603	1,099,872	41,773	1,583,697
Class R2	53,484	2,317,938	91,770	3,615,146
Class R3	975,272	46,383,052	2,453,866	106,933,405
Class R4	501,177	24,222,150	1,488,723	65,058,239
Class R6	31,317,244	1,527,080,541	38,081,052	1,679,464,721
	62,750,764	$3,254,897,081	72,406,909	$3,347,238,590
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	604,158	$25,567,914
Class B	—	—	781	30,603
Class C	—	—	31,956	1,200,331
Class I	—	—	4,270,773	207,388,731
Class R1	—	—	13,081	475,077
Class R2	—	—	31,540	1,191,557
Class R3	—	—	432,327	18,097,164
Class R4	—	—	142,468	6,063,517
Class R6	—	—	14,895,646	633,511,927
	—	$—	20,422,730	$893,526,821
19

MFS International Growth Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,338,138)	$(64,529,405)	(3,890,015)	$(169,123,456)
Class B	(2,807)	(127,404)	(8,542)	(347,007)
Class C	(82,667)	(3,523,330)	(192,436)	(7,522,494)
Class I	(10,343,658)	(579,566,287)	(18,402,221)	(922,232,015)
Class R1	(18,640)	(767,093)	(43,749)	(1,644,177)
Class R2	(105,895)	(4,553,761)	(223,485)	(8,828,850)
Class R3	(1,559,780)	(74,373,989)	(2,524,537)	(108,805,745)
Class R4	(1,210,211)	(59,531,724)	(1,364,860)	(60,012,049)
Class R6	(19,221,998)	(941,603,534)	(46,316,982)	(2,046,498,355)
	(33,883,794)	$(1,728,576,527)	(72,966,827)	$(3,325,014,148)
Net change
Class A	441,878	$21,201,355	381,774	$17,663,704
Class B	(2,192)	(99,658)	(7,424)	(302,276)
Class C	1,754	67,125	(55,140)	(2,196,019)
Class I	17,668,274	984,878,280	12,344,969	610,380,580
Class R1	7,963	332,779	11,105	414,597
Class R2	(52,411)	(2,235,823)	(100,175)	(4,022,147)
Class R3	(584,508)	(27,990,937)	361,656	16,224,824
Class R4	(709,034)	(35,309,574)	266,331	11,109,707
Class R6	12,095,246	585,477,007	6,659,716	266,478,293
	28,866,970	$1,526,320,554	19,862,812	$915,751,263
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 30% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2025, the fund’s commitment fee and interest expense were $44,559 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended November 30, 2025:
20

MFS International Growth Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$566,303,964	$2,124,878,398	$2,055,975,911	$(32,224)	$95,694	$635,269,921

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,465,091	$—
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Growth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Growth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Growth Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
22

MFS International Growth Fund
Board Review of Investment Advisory Agreement
MFS International Growth Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
23

MFS International Growth Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion, $5 billion, $10 billion and $20 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
24

MFS International Growth Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
25

MFS International Intrinsic Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Intrinsic Value Fund
Portfolio of Investments − 11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.4%
Airlines – 1.3%
Ryanair Holdings PLC, ADR	4,540,757	$309,497,997
Alcoholic Beverages – 1.8%
Diageo PLC	10,232,833	$235,219,002
Pernod Ricard S.A.	2,182,610	196,419,177
		$431,638,179
Apparel Manufacturers – 0.8%
Compagnie Financiere Richemont S.A.	948,727	$201,130,596
Automotive – 0.1%
Shimano, Inc.	246,000	$25,988,024
Brokerage & Asset Managers – 5.4%
Deutsche Boerse AG	2,066,757	$552,609,464
Euronext N.V.	2,539,008	389,656,464
London Stock Exchange Group PLC	3,104,191	366,252,453
		$1,308,518,381
Business Services – 1.8%
Experian PLC	7,753,410	$341,251,830
Intertek Group PLC	1,202,697	73,690,882
Nomura Research Institute Ltd.	702,154	28,033,995
		$442,976,707
Computer Software – 3.5%
Cadence Design Systems, Inc. (a)	351,746	$109,688,472
Dassault Systemes SE	9,238,848	258,388,395
SAP SE	2,057,272	497,691,108
		$865,767,975
Computer Software - Systems – 3.3%
Amadeus IT Group S.A.	4,176,465	$306,863,248
Cap Gemini S.A.	858,299	134,210,492
Samsung Electronics Co. Ltd.	5,209,271	355,986,629
		$797,060,369
Construction – 3.5%
Compagnie de Saint-Gobain S.A.	3,374,651	$336,420,295
CRH PLC	3,026,392	363,045,984
Sika AG	809,076	159,387,871
		$858,854,150
Consumer Products – 5.0%
Beiersdorf AG	1,363,173	$146,521,462
Haleon PLC	99,369,083	488,157,553
Kenvue, Inc.	12,697,856	220,307,802
KOSE Corp.	460,600	15,203,871
FGIFS-SEM
1

MFS International Intrinsic Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Lion Corp.	1,820,800	$19,305,331
Reckitt Benckiser Group PLC	2,030,418	157,377,148
ROHTO Pharmaceutical Co. Ltd.	10,386,500	168,329,949
		$1,215,203,116
Electrical Equipment – 7.2%
Legrand S.A.	4,392,448	$665,183,514
Mitsubishi Electric Corp.	16,197,300	438,076,072
Schneider Electric SE	2,465,106	660,549,777
		$1,763,809,363
Electronics – 4.6%
ASML Holding N.V.	194,684	$204,017,922
Hirose Electric Co. Ltd.	1,058,300	119,460,340
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,785,486	811,997,024
		$1,135,475,286
Energy - Independent – 0.3%
Woodside Energy Group Ltd.	4,839,750	$79,028,981
Energy - Integrated – 4.2%
Aker BP ASA	7,849,710	$191,016,551
Galp Energia SGPS S.A., “B”	4,438,283	89,402,106
Petroleo Brasileiro S.A., ADR	7,950,298	94,529,043
TotalEnergies SE	9,749,490	642,374,372
		$1,017,322,072
Engineering - Construction – 0.8%
Taisei Corp.	2,284,400	$195,316,639
Food & Beverages – 2.8%
Chocoladefabriken Lindt & Sprungli AG	5,485	$80,707,954
Ezaki Glico Co. Ltd.	2,556,500	90,052,197
Kerry Group PLC	1,702,386	157,882,676
Novozymes A.S.	681,780	42,527,857
Toyo Suisan Kaisha Ltd.	4,540,200	325,961,586
		$697,132,270
Forest & Paper Products – 0.7%
Svenska Cellulosa Aktiebolaget	12,328,721	$160,165,834
Insurance – 2.6%
Hiscox Ltd.	7,573,791	$134,421,895
Samsung Fire & Marine Insurance Co. Ltd.	457,753	149,871,192
Willis Towers Watson PLC	1,133,006	363,694,926
		$647,988,013
Machinery & Tools – 4.8%
Assa Abloy AB	9,206,473	$349,693,751
Epiroc AB	3,826,134	82,107,706
IMI PLC	10,759,349	346,863,392
Knorr-Bremse AG	1,676,658	177,765,981
Schindler Holding AG	365,341	130,527,657
2

MFS International Intrinsic Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Spirax Group PLC	1,025,621	$91,083,054
		$1,178,041,541
Major Banks – 10.8%
Bank of Ireland Group PLC	19,578,115	$362,461,375
BPER Banca S.p.A.	9,900,887	119,214,595
Lloyds Banking Group PLC	224,450,241	285,809,126
National Bank of Greece S.A.	10,504,605	164,502,108
NatWest Group PLC	84,610,720	708,486,828
Resona Holdings, Inc.	56,734,900	577,559,393
UBS Group AG	10,721,718	414,026,755
		$2,632,060,180
Medical & Health Technology & Services – 0.8%
M3, Inc.	11,699,200	$193,088,500
Medical Equipment – 6.9%
Agilent Technologies, Inc.	2,233,111	$342,782,538
Alcon, Inc.	2,551,063	202,802,046
EssilorLuxottica	926,319	331,707,410
Olympus Corp.	7,610,700	102,359,869
Shimadzu Corp.	6,849,200	195,597,431
Smith & Nephew PLC	15,101,723	250,927,964
Waters Corp. (a)	650,485	262,418,659
		$1,688,595,917
Metals & Mining – 2.2%
ArcelorMittal S.A.	5,605,052	$241,739,157
Glencore PLC	61,928,244	295,942,401
		$537,681,558
Oil Services – 0.5%
Tenaris S.A.	6,691,514	$134,906,270
Other Banks & Diversified Financials – 6.1%
AIB Group PLC	52,572,145	$539,705,619
CaixaBank S.A.	51,323,129	572,486,899
Chiba Bank Ltd.	20,466,000	215,552,305
Julius Baer Group Ltd.	2,155,886	154,049,367
		$1,481,794,190
Pharmaceuticals – 3.4%
Roche Holding AG	1,211,702	$463,683,798
Sandoz Group AG	5,100,334	360,128,152
		$823,811,950
Precious Metals & Minerals – 8.2%
Agnico Eagle Mines Ltd.	2,494,270	$435,227,487
Franco-Nevada Corp.	4,231,199	884,761,685
Northern Star Resources Ltd. Co.	12,809,197	227,872,986
Wheaton Precious Metals Corp.	4,053,311	445,236,116
		$1,993,098,274
3

MFS International Intrinsic Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 0.5%
Wolters Kluwer N.V.	1,268,072	$134,740,253
Specialty Chemicals – 2.4%
Croda International PLC	1,332,614	$48,044,579
Nitto Denko Corp.	7,270,400	179,781,058
Symrise AG	4,211,607	349,017,543
		$576,843,180
Specialty Stores – 0.1%
Nitori Co. Ltd.	1,818,800	$31,474,303
Total Common Stocks (Identified Cost, $14,741,851,707)		$23,559,010,068
Mutual Funds (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 4.01% (v) (Identified Cost, $862,229,003)	862,227,785	$862,400,230
Other Assets, Less Liabilities – 0.1%		15,941,716
Net Assets – 100.0%		$24,437,352,014

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $862,400,230 and
$23,559,010,068, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS International Intrinsic Value Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $14,741,851,707)	$23,559,010,068
Investments in affiliated issuers, at value (identified cost, $862,229,003)	862,400,230
Cash	2,200,539
Foreign currency, at value (identified cost, $9,813,490)	9,815,528
Receivables for
Investments sold	37,673,499
Fund shares sold	12,397,837
Interest and dividends	95,442,826
Other assets	49
Total assets	$24,578,940,576
Liabilities
Payables for
Investments purchased	$105,474,497
Fund shares reacquired	29,788,526
Payable to affiliates
Investment adviser	2,066,956
Administrative services fee	7,507
Shareholder servicing costs	2,975,631
Distribution and service fees	109,815
Payable for independent Trustees' compensation	7,016
Accrued expenses and other liabilities	1,158,614
Total liabilities	$141,588,562
Net assets	$24,437,352,014
Net assets consist of
Paid-in capital	$13,463,605,059
Total distributable earnings (loss)	10,973,746,955
Net assets	$24,437,352,014
Shares of beneficial interest outstanding	511,304,862

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,864,465,820	40,111,930	$46.48
Class B	343,367	8,015	42.84
Class C	8,114,303	208,461	38.92
Class I	6,814,607,987	134,386,304	50.71
Class R1	8,423,081	215,121	39.16
Class R2	119,568,729	2,913,513	41.04
Class R3	1,065,322,340	23,220,815	45.88
Class R4	512,005,784	10,942,376	46.79
Class R6	14,044,500,603	299,298,327	46.92

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $49.32 [100 / 94.25 x $46.48]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
5

MFS International Intrinsic Value Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$212,598,480
Dividends from affiliated issuers	17,950,355
Income on securities loaned	157,016
Interest	6,601
Other	5,353
Foreign taxes withheld	(10,669,345)
Total investment income	$220,048,460
Expenses
Management fee	$75,750,968
Distribution and service fees	3,913,721
Shareholder servicing costs	5,580,784
Administrative services fee	274,774
Independent Trustees' compensation	85,961
Custodian fee	899,807
Shareholder communications	321,376
Audit and tax fees	44,436
Legal fees	55,331
Reduction of tax reclaim recovery expenses	(877,213)
Miscellaneous	285,350
Total expenses	$86,335,295
Reduction of expenses by investment adviser and distributor	(1,643,859)
Net expenses	$84,691,436
Net investment income (loss)	$135,357,024
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,002,903,679
Affiliated issuers	31,420,627
Foreign currency	66,318
Net realized gain (loss)	$1,034,390,624
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,474,256,632
Affiliated issuers	33,656,699
Translation of assets and liabilities in foreign currencies	(747,976)
Net unrealized gain (loss)	$1,507,165,355
Net realized and unrealized gain (loss)	$2,541,555,979
Change in net assets from operations	$2,676,913,003
See Notes to Financial Statements
6

MFS International Intrinsic Value Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25
Change in net assets
From operations
Net investment income (loss)	$135,357,024	$404,005,282
Net realized gain (loss)	1,034,390,624	1,494,333,592
Net unrealized gain (loss)	1,507,165,355	1,055,590,896
Change in net assets from operations	$2,676,913,003	$2,953,929,770
Total distributions to shareholders	$—	$(2,384,764,386)
Change in net assets from fund share transactions	$(1,035,729,631)	$143,648,322
Total change in net assets	$1,641,183,372	$712,813,706
Net assets
At beginning of period	22,796,168,642	22,083,354,936
At end of period	$24,437,352,014	$22,796,168,642
See Notes to Financial Statements
7

MFS International Intrinsic Value Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$41.56	$40.94	$38.48	$42.44	$53.83	$44.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.62	$0.67	$0.39	$0.20	$0.32
Net realized and unrealized gain (loss)	4.73	4.55	6.20	0.83	(7.57)	11.78
Total from investment operations	$4.92	$5.17	$6.87	$1.22	$(7.37)	$12.10
Less distributions declared to shareholders
From net investment income	$—	$(0.68)	$(0.68)	$(0.30)	$(0.39)	$(0.21)
From net realized gain	—	(3.87)	(3.73)	(4.88)	(3.63)	(2.53)
Total distributions declared to shareholders	$—	$(4.55)	$(4.41)	$(5.18)	$(4.02)	$(2.74)
Net asset value, end of period (x)	$46.48	$41.56	$40.94	$38.48	$42.44	$53.83
Total return (%) (r)(s)(t)(x)	11.84 (n)	14.22	19.09	3.67	(15.10)	27.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00 (a)	1.03	1.07	1.04	0.98	0.97
Expenses after expense reductions	0.99 (a)	1.02	1.05	1.03	0.96	0.96
Net investment income (loss)	0.87 (a)	1.55	1.72	1.00	0.40	0.63
Portfolio turnover rate	9 (n)	13	12	19	10	7
Net assets at end of period (000 omitted)	$1,864,466	$1,742,388	$1,841,902	$1,899,509	$2,345,833	$3,046,287

See Notes to Financial Statements
8

MFS International Intrinsic Value Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$38.45	$38.02	$35.69	$39.72	$50.76	$42.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.20	$0.28	$(0.04)	$(0.25)	$(0.08)
Net realized and unrealized gain (loss)	4.36	4.32	5.81	0.89	(7.01)	11.19
Total from investment operations	$4.39	$4.52	$6.09	$0.85	$(7.26)	$11.11
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.03)	$—	$(0.15)	$—
From net realized gain	—	(3.87)	(3.73)	(4.88)	(3.63)	(2.53)
Total distributions declared to shareholders	$—	$(4.09)	$(3.76)	$(4.88)	$(3.78)	$(2.53)
Net asset value, end of period (x)	$42.84	$38.45	$38.02	$35.69	$39.72	$50.76
Total return (%) (r)(s)(t)(x)	11.42 (n)	13.38	18.16	2.91	(15.74)	26.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75 (a)	1.78	1.82	1.79	1.72	1.72
Expenses after expense reductions	1.73 (a)	1.77	1.81	1.78	1.71	1.71
Net investment income (loss)	0.13 (a)	0.54	0.79	(0.10)	(0.52)	(0.16)
Portfolio turnover rate	9 (n)	13	12	19	10	7
Net assets at end of period (000 omitted)	$343	$544	$1,188	$2,313	$8,336	$19,911

Class C	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$34.93	$35.03	$33.31	$37.41	$48.04	$40.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.21	$0.28	$(0.04)	$(0.23)	$(0.09)
Net realized and unrealized gain (loss)	3.97	3.89	5.37	0.82	(6.60)	10.62
Total from investment operations	$3.99	$4.10	$5.65	$0.78	$(6.83)	$10.53
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.20)	$—	$(0.17)	$—
From net realized gain	—	(3.87)	(3.73)	(4.88)	(3.63)	(2.53)
Total distributions declared to shareholders	$—	$(4.20)	$(3.93)	$(4.88)	$(3.80)	$(2.53)
Net asset value, end of period (x)	$38.92	$34.93	$35.03	$33.31	$37.41	$48.04
Total return (%) (r)(s)(t)(x)	11.42 (n)	13.35	18.19	2.90	(15.73)	26.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75 (a)	1.78	1.82	1.79	1.73	1.72
Expenses after expense reductions	1.74 (a)	1.77	1.81	1.78	1.71	1.71
Net investment income (loss)	0.12 (a)	0.61	0.83	(0.10)	(0.50)	(0.19)
Portfolio turnover rate	9 (n)	13	12	19	10	7
Net assets at end of period (000 omitted)	$8,114	$11,156	$20,444	$33,852	$117,583	$264,432

See Notes to Financial Statements
9

MFS International Intrinsic Value Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$45.28	$44.20	$41.22	$45.09	$56.87	$46.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.79	$0.83	$0.51	$0.34	$0.47
Net realized and unrealized gain (loss)	5.16	4.95	6.67	0.91	(8.04)	12.44
Total from investment operations	$5.43	$5.74	$7.50	$1.42	$(7.70)	$12.91
Less distributions declared to shareholders
From net investment income	$—	$(0.79)	$(0.79)	$(0.41)	$(0.45)	$(0.34)
From net realized gain	—	(3.87)	(3.73)	(4.88)	(3.63)	(2.53)
Total distributions declared to shareholders	$—	$(4.66)	$(4.52)	$(5.29)	$(4.08)	$(2.87)
Net asset value, end of period (x)	$50.71	$45.28	$44.20	$41.22	$45.09	$56.87
Total return (%) (r)(s)(t)(x)	11.99 (n)	14.49	19.38	3.93	(14.89)	28.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75 (a)	0.78	0.81	0.79	0.73	0.72
Expenses after expense reductions	0.74 (a)	0.77	0.80	0.78	0.71	0.71
Net investment income (loss)	1.12 (a)	1.83	1.99	1.23	0.63	0.89
Portfolio turnover rate	9 (n)	13	12	19	10	7
Net assets at end of period (000 omitted)	$6,814,608	$6,749,788	$6,723,488	$6,689,895	$8,888,439	$12,285,870

Class R1	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$35.14	$35.33	$33.77	$37.88	$48.67	$40.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.29	$0.34	$0.11	$(0.17)	$(0.06)
Net realized and unrealized gain (loss)	4.00	3.83	5.38	0.68	(6.74)	10.72
Total from investment operations	$4.02	$4.12	$5.72	$0.79	$(6.91)	$10.66
Less distributions declared to shareholders
From net investment income	$—	$(0.44)	$(0.43)	$(0.02)	$(0.25)	$—
From net realized gain	—	(3.87)	(3.73)	(4.88)	(3.63)	(2.53)
Total distributions declared to shareholders	$—	$(4.31)	$(4.16)	$(4.90)	$(3.88)	$(2.53)
Net asset value, end of period (x)	$39.16	$35.14	$35.33	$33.77	$37.88	$48.67
Total return (%) (r)(s)(t)(x)	11.44 (n)	13.35	18.22	2.89	(15.73)	26.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75 (a)	1.78	1.82	1.79	1.73	1.72
Expenses after expense reductions	1.74 (a)	1.77	1.80	1.78	1.71	1.71
Net investment income (loss)	0.13 (a)	0.85	1.00	0.32	(0.37)	(0.12)
Portfolio turnover rate	9 (n)	13	12	19	10	7
Net assets at end of period (000 omitted)	$8,423	$8,363	$8,242	$8,149	$8,909	$11,648

See Notes to Financial Statements
10

MFS International Intrinsic Value Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$36.74	$36.71	$34.94	$39.03	$49.87	$41.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.47	$0.52	$0.28	$0.06	$0.18
Net realized and unrealized gain (loss)	4.18	4.02	5.57	0.72	(6.94)	10.95
Total from investment operations	$4.30	$4.49	$6.09	$1.00	$(6.88)	$11.13
Less distributions declared to shareholders
From net investment income	$—	$(0.59)	$(0.59)	$(0.21)	$(0.33)	$(0.09)
From net realized gain	—	(3.87)	(3.73)	(4.88)	(3.63)	(2.53)
Total distributions declared to shareholders	$—	$(4.46)	$(4.32)	$(5.09)	$(3.96)	$(2.62)
Net asset value, end of period (x)	$41.04	$36.74	$36.71	$34.94	$39.03	$49.87
Total return (%) (r)(s)(t)(x)	11.70 (n)	13.95	18.75	3.42	(15.30)	27.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.25 (a)	1.28	1.31	1.29	1.23	1.22
Expenses after expense reductions	1.24 (a)	1.27	1.30	1.28	1.21	1.21
Net investment income (loss)	0.62 (a)	1.31	1.48	0.79	0.12	0.38
Portfolio turnover rate	9 (n)	13	12	19	10	7
Net assets at end of period (000 omitted)	$119,569	$117,658	$125,614	$132,772	$153,967	$224,998

Class R3	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$41.02	$40.48	$38.07	$42.06	$53.38	$44.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.63	$0.66	$0.41	$0.20	$0.31
Net realized and unrealized gain (loss)	4.67	4.47	6.13	0.79	(7.49)	11.70
Total from investment operations	$4.86	$5.10	$6.79	$1.20	$(7.29)	$12.01
Less distributions declared to shareholders
From net investment income	$—	$(0.69)	$(0.65)	$(0.31)	$(0.40)	$(0.21)
From net realized gain	—	(3.87)	(3.73)	(4.88)	(3.63)	(2.53)
Total distributions declared to shareholders	$—	$(4.56)	$(4.38)	$(5.19)	$(4.03)	$(2.74)
Net asset value, end of period (x)	$45.88	$41.02	$40.48	$38.07	$42.06	$53.38
Total return (%) (r)(s)(t)(x)	11.85 (n)	14.21	19.09	3.66	(15.09)	27.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00 (a)	1.03	1.07	1.04	0.98	0.97
Expenses after expense reductions	0.99 (a)	1.02	1.06	1.03	0.96	0.96
Net investment income (loss)	0.87 (a)	1.60	1.71	1.07	0.39	0.62
Portfolio turnover rate	9 (n)	13	12	19	10	7
Net assets at end of period (000 omitted)	$1,065,322	$997,889	$902,678	$977,368	$1,034,115	$1,383,344

See Notes to Financial Statements
11

MFS International Intrinsic Value Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$41.78	$41.14	$38.66	$42.63	$53.98	$44.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.73	$0.77	$0.48	$0.32	$0.45
Net realized and unrealized gain (loss)	4.76	4.56	6.23	0.84	(7.59)	11.82
Total from investment operations	$5.01	$5.29	$7.00	$1.32	$(7.27)	$12.27
Less distributions declared to shareholders
From net investment income	$—	$(0.78)	$(0.79)	$(0.41)	$(0.45)	$(0.34)
From net realized gain	—	(3.87)	(3.73)	(4.88)	(3.63)	(2.53)
Total distributions declared to shareholders	$—	$(4.65)	$(4.52)	$(5.29)	$(4.08)	$(2.87)
Net asset value, end of period (x)	$46.79	$41.78	$41.14	$38.66	$42.63	$53.98
Total return (%) (r)(s)(t)(x)	11.99 (n)	14.49	19.38	3.94	(14.89)	27.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75 (a)	0.78	0.82	0.79	0.73	0.72
Expenses after expense reductions	0.74 (a)	0.77	0.80	0.78	0.71	0.71
Net investment income (loss)	1.12 (a)	1.82	1.96	1.22	0.61	0.88
Portfolio turnover rate	9 (n)	13	12	19	10	7
Net assets at end of period (000 omitted)	$512,006	$523,876	$557,082	$622,734	$781,557	$1,183,942

Class R6	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$41.88	$41.23	$38.75	$42.72	$54.06	$44.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.78	$0.83	$0.57	$0.40	$0.51
Net realized and unrealized gain (loss)	4.77	4.57	6.22	0.80	(7.63)	11.84
Total from investment operations	$5.04	$5.35	$7.05	$1.37	$(7.23)	$12.35
Less distributions declared to shareholders
From net investment income	$—	$(0.83)	$(0.84)	$(0.46)	$(0.48)	$(0.39)
From net realized gain	—	(3.87)	(3.73)	(4.88)	(3.63)	(2.53)
Total distributions declared to shareholders	$—	$(4.70)	$(4.57)	$(5.34)	$(4.11)	$(2.92)
Net asset value, end of period (x)	$46.92	$41.88	$41.23	$38.75	$42.72	$54.06
Total return (%) (r)(s)(t)(x)	12.03 (n)	14.63	19.48	4.07	(14.81)	28.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.65 (a)	0.67	0.71	0.68	0.62	0.62
Expenses after expense reductions	0.64 (a)	0.66	0.69	0.67	0.60	0.61
Net investment income (loss)	1.22 (a)	1.94	2.12	1.45	0.78	1.01
Portfolio turnover rate	9 (n)	13	12	19	10	7
Net assets at end of period (000 omitted)	$14,044,501	$12,644,505	$11,902,716	$10,806,520	$11,183,181	$13,585,886

See Notes to Financial Statements
12

MFS International Intrinsic Value Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS International Intrinsic Value Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS International Intrinsic Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Operating Segments — An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
14

MFS International Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$23,559,010,068	$—	$—	$23,559,010,068
Investment Companies	862,400,230	—	—	862,400,230
Total	$24,421,410,298	$—	$—	$24,421,410,298
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2025, there were no securities on loan or collateral outstanding.
15

MFS International Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. These reclaims are recorded only when certainty exists as to the likelihood of receipt and the potential timing of payment. For the six months ended November 30, 2025, estimated professional fees associated with recovering these foreign taxes accrued for in the prior year were reduced by $877,213 pursuant to agreed upon limitations and are reflected as Reduction of tax reclaim recovery expenses in the Statement of Operations.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, non-deductible IRS compliance fees for tax reclaims, and foreign taxes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$448,614,901
Long-term capital gains	1,936,149,485
Total distributions	$2,384,764,386
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS International Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
As of 11/30/25
Cost of investments	$15,629,183,184
Gross appreciation	9,302,600,548
Gross depreciation	(510,373,434)
Net unrealized appreciation (depreciation)	$8,792,227,114
As of 5/31/25
Undistributed ordinary income	294,483,468
Undistributed long-term capital gain	717,709,719
Other temporary differences	326,979
Net unrealized appreciation (depreciation)	7,284,313,786
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/25	Year ended 5/31/25
Class A	$—	$191,372,635
Class B	—	85,572
Class C	—	1,787,419
Class I	—	676,664,941
Class R1	—	982,478
Class R2	—	13,398,256
Class R3	—	101,381,345
Class R4	—	54,243,582
Class R6	—	1,344,848,158
Total	$—	$2,384,764,386
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $10 billion	0.70%
In excess of $10 billion and up to $15 billion	0.65%
In excess of $15 billion and up to $20 billion	0.55%
In excess of $20 billion and up to $25 billion	0.50%
In excess of $25 billion and up to $30 billion	0.45%
In excess of $30 billion and up to $35 billion	0.43%
In excess of $35 billion	0.41%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the six months ended November 30, 2025, this management fee reduction amounted to $1,643,374, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.63% of the fund's average daily net assets.
17

MFS International Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $9,820 for the six months ended November 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,241,605
Class B	0.75%	0.25%	1.00%	0.99%	2,296
Class C	0.75%	0.25%	1.00%	1.00%	48,700
Class R1	0.75%	0.25%	1.00%	1.00%	42,967
Class R2	0.25%	0.25%	0.50%	0.50%	299,312
Class R3	—	0.25%	0.25%	0.25%	1,278,841
Total Distribution and Service Fees					$3,913,721
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2025, this rebate amounted to $375, $22, and $88 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2025, were as follows:
Amount
Class A	$—
Class B	—
Class C	275
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2025, the fee was $95,591, which equated to 0.0008% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $5,485,193.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.0023% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
18

MFS International Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$144
8/19/2024	Redemption	Class R1	5	189
8/19/2024	Redemption	Class R2	5	194
8/19/2024	Redemption	Class R3	4	186
8/19/2024	Redemption	Class R4	5	191
(4) Portfolio Securities
For the six months ended November 30, 2025, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $2,113,512,562 and $2,854,493,006, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,884,964	$83,569,774	6,390,206	$245,075,378
Class C	2,940	109,802	9,775	328,626
Class I	5,193,309	248,875,426	18,383,455	780,217,654
Class R1	11,937	444,267	32,850	1,096,086
Class R2	219,663	8,533,191	472,563	16,704,361
Class R3	1,943,243	84,158,987	5,741,268	221,140,037
Class R4	1,012,408	44,258,558	2,613,734	103,215,035
Class R6	21,493,198	970,799,869	24,885,469	1,006,508,678
	31,761,662	$1,440,749,874	58,529,320	$2,374,285,855
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	4,432,789	$161,264,855
Class B	—	—	2,524	85,238
Class C	—	—	56,257	1,725,956
Class I	—	—	15,429,175	610,841,021
Class R1	—	—	31,837	982,478
Class R2	—	—	415,064	13,365,070
Class R3	—	—	2,823,206	101,381,345
Class R4	—	—	1,243,786	45,435,497
Class R6	—	—	35,289,950	1,291,612,152
	—	$—	59,724,588	$2,226,693,612
19

MFS International Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(3,699,055)	$(161,968,842)	(13,888,017)	$(536,473,537)
Class B	(6,146)	(251,116)	(19,602)	(728,030)
Class C	(113,834)	(4,199,838)	(330,316)	(11,102,658)
Class I	(19,868,866)	(970,754,546)	(36,870,222)	(1,562,279,702)
Class R1	(34,802)	(1,317,286)	(60,024)	(2,006,959)
Class R2	(508,715)	(19,819,011)	(1,106,393)	(39,281,172)
Class R3	(3,049,965)	(131,025,640)	(6,536,961)	(252,755,511)
Class R4	(2,607,969)	(117,015,583)	(4,860,493)	(196,616,853)
Class R6	(24,113,125)	(1,070,127,643)	(46,915,895)	(1,856,086,723)
	(54,002,477)	$(2,476,479,505)	(110,587,923)	$(4,457,331,145)
Net change
Class A	(1,814,091)	$(78,399,068)	(3,065,022)	$(130,133,304)
Class B	(6,146)	(251,116)	(17,078)	(642,792)
Class C	(110,894)	(4,090,036)	(264,284)	(9,048,076)
Class I	(14,675,557)	(721,879,120)	(3,057,592)	(171,221,027)
Class R1	(22,865)	(873,019)	4,663	71,605
Class R2	(289,052)	(11,285,820)	(218,766)	(9,211,741)
Class R3	(1,106,722)	(46,866,653)	2,027,513	69,765,871
Class R4	(1,595,561)	(72,757,025)	(1,002,973)	(47,966,321)
Class R6	(2,619,927)	(99,327,774)	13,259,524	442,034,107
	(22,240,815)	$(1,035,729,631)	7,665,985	$143,648,322
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 27% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime Income Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective at the close of business on May 29, 2015, purchases of the fund were closed to new investors subject to certain exceptions. Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2025, the fund’s commitment fee and interest expense were $53,104 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
20

MFS International Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended November 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
IMI PLC *	$344,149,441	$—	$62,235,710	$31,431,595	$33,518,066	$—
MFS Institutional Money Market Portfolio	813,230,360	1,322,042,265	1,273,000,060	(10,968)	138,633	$862,400,230
	$1,157,379,801	$1,322,042,265	$1,335,235,770	$31,420,627	$33,656,699	$862,400,230

*	Held at period end. No longer considered an affiliated issuer.

Affiliated Issuers	Dividend Income	Capital Gain Distributions
IMI PLC *	$1,785,288	$—
MFS Institutional Money Market Portfolio	16,165,067	—
	$17,950,355	$—

*	Held at period end. No longer considered an affiliated issuer.
(8) Redemptions In-Kind
On July 29, 2025, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $117,567,599.  The redeeming shareholder generally receives a pro rata share of the securities held by the fund.  The distribution of such securities generated a realized gain of $49,280,376 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Intrinsic Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Intrinsic Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Intrinsic Value Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
22

MFS International Intrinsic Value Fund
Board Review of Investment Advisory Agreement
MFS International Intrinsic Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-period and the 4th quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
23

MFS International Intrinsic Value Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion, $10 billion, $15 billion, $20 billion, $25 billion, $30 billion and $35 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
24

MFS International Intrinsic Value Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
25

MFS International Diversification Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Diversification Fund
Portfolio of Investments − 11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
International Equity Funds – 99.8%
MFS Emerging Markets Equity Fund - Class R6	165,304,920	$7,536,251,280
MFS International Growth Fund - Class R6	130,702,591	6,503,760,949
MFS International Intrinsic Value Fund - Class R6	141,747,952	6,650,813,896
MFS International Large Cap Value Fund - Class R6	375,598,792	6,629,318,679
MFS International New Discovery Fund - Class R6	124,212,497	4,307,689,405
MFS Research International Fund - Class R6	452,281,743	12,075,922,532
		$43,703,756,741
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 4.01% (v)	84,463,192	$84,480,085
Total Mutual Funds (Identified Cost, $30,425,583,879)		$43,788,236,826
Other Assets, Less Liabilities – 0.0%		13,669,985
Net Assets – 100.0%		$43,801,906,811

(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $43,788,236,826.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See Notes to Financial Statements
MDIFS-SEM
1

MFS International Diversification Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/25 (unaudited) Assets
Investments in affiliated issuers, at value (identified cost, $30,425,583,879)	$43,788,236,826
Receivables for
Investments sold	13,355,983
Fund shares sold	28,613,640
Receivable from investment adviser	229,264
Total assets	$43,830,435,713
Liabilities
Payable to custodian	$20,506
Payables for
Investments purchased	2,014,210
Fund shares reacquired	19,114,489
Payable to affiliates
Administrative services fee	240
Shareholder servicing costs	5,983,907
Distribution and service fees	217,740
Payable for independent Trustees' compensation	10,221
Accrued expenses and other liabilities	1,167,589
Total liabilities	$28,528,902
Net assets	$43,801,906,811
Net assets consist of
Paid-in capital	$29,838,749,103
Total distributable earnings (loss)	13,963,157,708
Net assets	$43,801,906,811
Shares of beneficial interest outstanding	1,532,226,614

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,946,434,498	139,782,774	$28.23
Class B	2,752,679	98,975	27.81
Class C	210,409,370	7,718,630	27.26
Class I	16,630,867,478	580,697,977	28.64
Class R1	6,427,917	240,848	26.69
Class R2	49,181,095	1,778,325	27.66
Class R3	1,478,529,643	52,895,777	27.95
Class R4	842,690,710	29,533,825	28.53
Class R6	20,634,613,421	719,479,483	28.68

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $29.95 [100 / 94.25 x $28.23]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
2

MFS International Diversification Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/25 (unaudited) Net investment income (loss)
Income
Dividends from affiliated issuers	$1,649,923
Expenses
Distribution and service fees	$8,010,345
Shareholder servicing costs	11,873,521
Administrative services fee	8,775
Independent Trustees' compensation	91,730
Custodian fee	50,378
Shareholder communications	993,815
Audit and tax fees	25,700
Legal fees	98,963
Miscellaneous	524,743
Total expenses	$21,677,970
Reduction of expenses by investment adviser and distributor	(2,240,105)
Net expenses	$19,437,865
Net investment income (loss)	$(17,787,942)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$336,796,401
Change in unrealized appreciation or depreciation
Affiliated issuers	$3,763,829,408
Net realized and unrealized gain (loss)	$4,100,625,809
Change in net assets from operations	$4,082,837,867
See Notes to Financial Statements
3

MFS International Diversification Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25
Change in net assets
From operations
Net investment income (loss)	$(17,787,942)	$851,658,733
Net realized gain (loss)	336,796,401	1,068,172,148
Net unrealized gain (loss)	3,763,829,408	3,353,145,261
Change in net assets from operations	$4,082,837,867	$5,272,976,142
Total distributions to shareholders	$—	$(1,261,783,740)
Change in net assets from fund share transactions	$(1,684,446,377)	$(1,233,134,332)
Total change in net assets	$2,398,391,490	$2,778,058,070
Net assets
At beginning of period	41,403,515,321	38,625,457,251
At end of period	$43,801,906,811	$41,403,515,321
See Notes to Financial Statements
4

MFS International Diversification Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$25.71	$23.29	$21.20	$21.37	$25.51	$18.80
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)	$0.46	$0.42	$0.22	$0.40	$0.10
Net realized and unrealized gain (loss)	2.57	2.69	2.54	0.09	(3.92)	6.96
Total from investment operations	$2.52	$3.15	$2.96	$0.31	$(3.52)	$7.06
Less distributions declared to shareholders
From net investment income	$—	$(0.51)	$(0.52)	$(0.08)	$(0.41)	$(0.12)
From net realized gain	—	(0.22)	(0.35)	(0.40)	(0.21)	(0.23)
Total distributions declared to shareholders	$—	$(0.73)	$(0.87)	$(0.48)	$(0.62)	$(0.35)
Net asset value, end of period (x)	$28.23	$25.71	$23.29	$21.20	$21.37	$25.51
Total return (%) (r)(s)(t)(x)	9.80 (n)	13.98	14.19	1.61	(14.16)	37.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36 (a)	0.37	0.36	0.37	0.37	0.36
Expenses after expense reductions (h)	0.35 (a)	0.35	0.35	0.35	0.35	0.34
Net investment income (loss) (l)	(0.34)(a)	1.94	1.93	1.07	1.64	0.46
Portfolio turnover rate	1 (n)	2	3	7	4	9
Net assets at end of period (000 omitted)	$3,946,434	$3,784,301	$3,689,945	$3,498,538	$3,644,253	$4,381,231

See Notes to Financial Statements
5

MFS International Diversification Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$25.43	$22.97	$20.87	$21.12	$25.16	$18.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.15)	$0.27	$0.23	$0.06	$0.21	$(0.06)
Net realized and unrealized gain (loss)	2.53	2.69	2.52	0.09	(3.86)	6.84
Total from investment operations	$2.38	$2.96	$2.75	$0.15	$(3.65)	$6.78
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.30)	$—	$(0.18)	$—
From net realized gain	—	(0.22)	(0.35)	(0.40)	(0.21)	(0.23)
Total distributions declared to shareholders	$—	$(0.50)	$(0.65)	$(0.40)	$(0.39)	$(0.23)
Net asset value, end of period (x)	$27.81	$25.43	$22.97	$20.87	$21.12	$25.16
Total return (%) (r)(s)(t)(x)	9.36 (n)	13.16	13.32	0.83	(14.73)	36.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11 (a)	1.12	1.11	1.12	1.12	1.11
Expenses after expense reductions (h)	1.10 (a)	1.10	1.10	1.10	1.10	1.09
Net investment income (loss) (l)	(1.09)(a)	1.16	1.06	0.30	0.89	(0.28)
Portfolio turnover rate	1 (n)	2	3	7	4	9
Net assets at end of period (000 omitted)	$2,753	$3,892	$6,527	$9,428	$13,672	$21,542

Class C	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$24.92	$22.56	$20.55	$20.80	$24.83	$18.36
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.14)	$0.27	$0.25	$0.06	$0.22	$(0.06)
Net realized and unrealized gain (loss)	2.48	2.62	2.45	0.09	(3.82)	6.76
Total from investment operations	$2.34	$2.89	$2.70	$0.15	$(3.60)	$6.70
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.34)	$—	$(0.22)	$—
From net realized gain	—	(0.22)	(0.35)	(0.40)	(0.21)	(0.23)
Total distributions declared to shareholders	$—	$(0.53)	$(0.69)	$(0.40)	$(0.43)	$(0.23)
Net asset value, end of period (x)	$27.26	$24.92	$22.56	$20.55	$20.80	$24.83
Total return (%) (r)(s)(t)(x)	9.39 (n)	13.13	13.30	0.84	(14.75)	36.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11 (a)	1.12	1.11	1.12	1.12	1.11
Expenses after expense reductions (h)	1.10 (a)	1.10	1.10	1.10	1.10	1.09
Net investment income (loss) (l)	(1.09)(a)	1.17	1.16	0.29	0.92	(0.28)
Portfolio turnover rate	1 (n)	2	3	7	4	9
Net assets at end of period (000 omitted)	$210,409	$219,017	$263,351	$304,133	$379,572	$489,683

See Notes to Financial Statements
6

MFS International Diversification Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$26.05	$23.59	$21.46	$21.63	$25.81	$19.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.53	$0.49	$0.26	$0.47	$0.16
Net realized and unrealized gain (loss)	2.60	2.73	2.56	0.10	(3.97)	7.03
Total from investment operations	$2.59	$3.26	$3.05	$0.36	$(3.50)	$7.19
Less distributions declared to shareholders
From net investment income	$—	$(0.58)	$(0.57)	$(0.13)	$(0.47)	$(0.16)
From net realized gain	—	(0.22)	(0.35)	(0.40)	(0.21)	(0.23)
Total distributions declared to shareholders	$—	$(0.80)	$(0.92)	$(0.53)	$(0.68)	$(0.39)
Net asset value, end of period (x)	$28.64	$26.05	$23.59	$21.46	$21.63	$25.81
Total return (%) (r)(s)(t)(x)	9.94 (n)	14.27	14.48	1.85	(13.93)	38.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11 (a)	0.12	0.11	0.12	0.12	0.11
Expenses after expense reductions (h)	0.10 (a)	0.10	0.10	0.10	0.10	0.09
Net investment income (loss) (l)	(0.09)(a)	2.18	2.20	1.28	1.94	0.71
Portfolio turnover rate	1 (n)	2	3	7	4	9
Net assets at end of period (000 omitted)	$16,630,867	$15,579,691	$14,892,220	$14,757,462	$15,504,823	$17,850,569

Class R1	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$24.40	$22.12	$20.20	$20.45	$24.40	$18.04
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.14)	$0.28	$0.25	$0.06	$0.20	$(0.07)
Net realized and unrealized gain (loss)	2.43	2.56	2.39	0.09	(3.75)	6.66
Total from investment operations	$2.29	$2.84	$2.64	$0.15	$(3.55)	$6.59
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.37)	$—	$(0.19)	$—
From net realized gain	—	(0.22)	(0.35)	(0.40)	(0.21)	(0.23)
Total distributions declared to shareholders	$—	$(0.56)	$(0.72)	$(0.40)	$(0.40)	$(0.23)
Net asset value, end of period (x)	$26.69	$24.40	$22.12	$20.20	$20.45	$24.40
Total return (%) (r)(s)(t)(x)	9.39 (n)	13.19	13.25	0.86	(14.78)	36.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11 (a)	1.12	1.11	1.12	1.12	1.11
Expenses after expense reductions (h)	1.10 (a)	1.10	1.10	1.10	1.10	1.09
Net investment income (loss) (l)	(1.09)(a)	1.21	1.20	0.32	0.86	(0.31)
Portfolio turnover rate	1 (n)	2	3	7	4	9
Net assets at end of period (000 omitted)	$6,428	$7,280	$7,571	$7,177	$7,056	$10,359

See Notes to Financial Statements
7

MFS International Diversification Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$25.22	$22.85	$20.81	$20.98	$25.05	$18.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08)	$0.42	$0.35	$0.16	$0.34	$0.06
Net realized and unrealized gain (loss)	2.52	2.62	2.49	0.10	(3.85)	6.80
Total from investment operations	$2.44	$3.04	$2.84	$0.26	$(3.51)	$6.86
Less distributions declared to shareholders
From net investment income	$—	$(0.45)	$(0.45)	$(0.03)	$(0.35)	$(0.07)
From net realized gain	—	(0.22)	(0.35)	(0.40)	(0.21)	(0.23)
Total distributions declared to shareholders	$—	$(0.67)	$(0.80)	$(0.43)	$(0.56)	$(0.30)
Net asset value, end of period (x)	$27.66	$25.22	$22.85	$20.81	$20.98	$25.05
Total return (%) (r)(s)(t)(x)	9.67 (n)	13.72	13.88	1.36	(14.34)	37.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.61 (a)	0.62	0.61	0.62	0.62	0.61
Expenses after expense reductions (h)	0.60 (a)	0.60	0.60	0.60	0.60	0.59
Net investment income (loss) (l)	(0.59)(a)	1.80	1.61	0.80	1.43	0.26
Portfolio turnover rate	1 (n)	2	3	7	4	9
Net assets at end of period (000 omitted)	$49,181	$49,080	$54,122	$61,253	$65,430	$74,611

Class R3	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$25.46	$23.07	$21.01	$21.19	$25.30	$18.66
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)	$0.46	$0.42	$0.22	$0.40	$0.11
Net realized and unrealized gain (loss)	2.54	2.67	2.51	0.09	(3.89)	6.88
Total from investment operations	$2.49	$3.13	$2.93	$0.31	$(3.49)	$6.99
Less distributions declared to shareholders
From net investment income	$—	$(0.52)	$(0.52)	$(0.09)	$(0.41)	$(0.12)
From net realized gain	—	(0.22)	(0.35)	(0.40)	(0.21)	(0.23)
Total distributions declared to shareholders	$—	$(0.74)	$(0.87)	$(0.49)	$(0.62)	$(0.35)
Net asset value, end of period (x)	$27.95	$25.46	$23.07	$21.01	$21.19	$25.30
Total return (%) (r)(s)(t)(x)	9.78 (n)	14.00	14.19	1.59	(14.14)	37.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36 (a)	0.37	0.36	0.37	0.37	0.36
Expenses after expense reductions (h)	0.35 (a)	0.35	0.35	0.35	0.35	0.34
Net investment income (loss) (l)	(0.34)(a)	1.94	1.93	1.08	1.66	0.49
Portfolio turnover rate	1 (n)	2	3	7	4	9
Net assets at end of period (000 omitted)	$1,478,530	$1,444,247	$1,353,877	$1,216,239	$1,178,451	$1,318,182

See Notes to Financial Statements
8

MFS International Diversification Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$25.95	$23.50	$21.39	$21.56	$25.72	$18.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.51	$0.48	$0.28	$0.47	$0.18
Net realized and unrealized gain (loss)	2.59	2.73	2.55	0.09	(3.95)	6.99
Total from investment operations	$2.58	$3.24	$3.03	$0.37	$(3.48)	$7.17
Less distributions declared to shareholders
From net investment income	$—	$(0.57)	$(0.57)	$(0.14)	$(0.47)	$(0.17)
From net realized gain	—	(0.22)	(0.35)	(0.40)	(0.21)	(0.23)
Total distributions declared to shareholders	$—	$(0.79)	$(0.92)	$(0.54)	$(0.68)	$(0.40)
Net asset value, end of period (x)	$28.53	$25.95	$23.50	$21.39	$21.56	$25.72
Total return (%) (r)(s)(t)(x)	9.94 (n)	14.27	14.43	1.86	(13.91)	37.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11 (a)	0.12	0.11	0.12	0.12	0.11
Expenses after expense reductions (h)	0.10 (a)	0.10	0.10	0.10	0.10	0.09
Net investment income (loss) (l)	(0.09)(a)	2.13	2.15	1.33	1.91	0.77
Portfolio turnover rate	1 (n)	2	3	7	4	9
Net assets at end of period (000 omitted)	$842,691	$843,057	$1,055,356	$987,868	$1,017,358	$1,277,938

Class R6	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$26.07	$23.61	$21.48	$21.66	$25.84	$19.03
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00 (w)	$0.56	$0.51	$0.29	$0.49	$0.19
Net realized and unrealized gain (loss)	2.61	2.72	2.57	0.09	(3.97)	7.03
Total from investment operations	$2.61	$3.28	$3.08	$0.38	$(3.48)	$7.22
Less distributions declared to shareholders
From net investment income	$—	$(0.60)	$(0.60)	$(0.16)	$(0.49)	$(0.18)
From net realized gain	—	(0.22)	(0.35)	(0.40)	(0.21)	(0.23)
Total distributions declared to shareholders	$—	$(0.82)	$(0.95)	$(0.56)	$(0.70)	$(0.41)
Net asset value, end of period (x)	$28.68	$26.07	$23.61	$21.48	$21.66	$25.84
Total return (%) (r)(s)(t)(x)	10.01 (n)	14.38	14.58	1.92	(13.84)	38.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.01 (a)	0.02	0.01	0.01	0.01	0.02
Expenses after expense reductions (h)	0.00 (a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.01 (a)	2.29	2.29	1.42	2.03	0.81
Portfolio turnover rate	1 (n)	2	3	7	4	9
Net assets at end of period (000 omitted)	$20,634,613	$19,472,950	$17,302,488	$14,522,293	$12,792,920	$13,046,306

See Notes to Financial Statements
9

MFS International Diversification Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)
Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS International Diversification Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks.  Certain underlying funds can invest in foreign securities, including securities of emerging market issuers.  Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
The investment objective of each of the international stock funds held by the fund at November 30, 2025 was to seek capital appreciation.
Operating Segments — An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or
11

MFS International Diversification Fund
Notes to Financial Statements (unaudited) - continued
exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
12

MFS International Diversification Fund
Notes to Financial Statements (unaudited) - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$18,557,739,449	$25,230,497,377	$—	$43,788,236,826
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$917,741,360
Long-term capital gains	344,042,380
Total distributions	$1,261,783,740
The federal tax cost and the tax basis components of distributable earnings were as follows:
13

MFS International Diversification Fund
Notes to Financial Statements (unaudited) - continued
As of 11/30/25
Cost of investments	$31,157,218,454
Gross appreciation	13,362,652,947
Gross depreciation	(731,634,575)
Net unrealized appreciation (depreciation)	$12,631,018,372
As of 5/31/25
Undistributed ordinary income	52,879,350
Undistributed long-term capital gain	960,251,527
Net unrealized appreciation (depreciation)	8,867,188,964
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/25	Year ended 5/31/25
Class A	$—	$109,812,620
Class B	—	106,985
Class C	—	5,218,931
Class I	—	474,972,985
Class R1	—	180,384
Class R2	—	1,483,540
Class R3	—	41,677,152
Class R4	—	26,960,938
Class R6	—	601,370,205
Total	$—	$1,261,783,740
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”), such that “Other Expenses” do not exceed 0.10% annually of average daily net assets for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares and 0.00% annually of average daily net assets for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2026. For the six months ended November 30, 2025, this reduction amounted to $2,239,383, which is included in the reduction of total expenses in the Statement of Operations.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $139,283 for the six months ended November 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
14

MFS International Diversification Fund
Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$4,876,259
Class B	0.75%	0.25%	1.00%	1.00%	16,876
Class C	0.75%	0.25%	1.00%	1.00%	1,087,277
Class R1	0.75%	0.25%	1.00%	1.00%	36,215
Class R2	0.25%	0.25%	0.50%	0.50%	127,084
Class R3	—	0.25%	0.25%	0.25%	1,866,634
Total Distribution and Service Fees					$8,010,345
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2025, this rebate amounted to $195, $57, and $470 for Class A, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2025, were as follows:
Amount
Class A	$13,275
Class B	—
Class C	3,243
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2025, the fee was $379,299, which equated to 0.0017% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $11,494,222.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.00004% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
15

MFS International Diversification Fund
Notes to Financial Statements (unaudited) - continued
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$67
8/19/2024	Redemption	Class C	3	61
8/19/2024	Redemption	Class I	3	74
8/19/2024	Redemption	Class R1	3	67
8/19/2024	Redemption	Class R2	3	73
8/19/2024	Redemption	Class R3	3	77
8/19/2024	Redemption	Class R4	3	76
(4) Portfolio Securities
For the six months ended November 30, 2025, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $470,636,077 and $2,174,220,366, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,147,774	$166,771,974	15,743,869	$375,966,720
Class B	—	—	818	20,098
Class C	398,659	10,491,156	609,712	14,199,984
Class I	48,320,288	1,328,155,656	105,607,072	2,547,565,489
Class R1	13,879	356,637	45,323	1,022,131
Class R2	148,402	3,939,649	297,289	6,935,065
Class R3	4,438,575	118,473,875	11,819,291	279,333,301
Class R4	2,266,467	62,395,999	5,189,809	124,807,679
Class R6	73,884,850	2,019,746,276	148,958,942	3,600,648,579
	135,618,894	$3,710,331,222	288,272,125	$6,950,499,046
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	4,344,020	$98,609,250
Class B	—	—	4,751	106,985
Class C	—	—	220,011	4,855,652
Class I	—	—	18,024,801	414,209,917
Class R1	—	—	8,347	180,384
Class R2	—	—	66,018	1,471,533
Class R3	—	—	1,853,966	41,677,152
Class R4	—	—	1,144,160	26,189,823
Class R6	—	—	25,372,992	583,325,086
	—	$—	51,039,066	$1,170,625,782
16

MFS International Diversification Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(13,539,135)	$(366,916,732)	(31,370,765)	$(747,800,770)
Class B	(54,084)	(1,444,123)	(136,682)	(3,244,038)
Class C	(1,468,587)	(38,567,283)	(3,717,085)	(86,067,420)
Class I	(65,670,223)	(1,814,483,102)	(156,992,654)	(3,790,019,174)
Class R1	(71,419)	(1,869,558)	(97,482)	(2,167,102)
Class R2	(316,232)	(8,553,555)	(785,996)	(18,054,717)
Class R3	(8,275,021)	(223,429,105)	(15,639,282)	(369,018,074)
Class R4	(5,215,147)	(142,689,382)	(18,764,353)	(448,435,663)
Class R6	(101,213,740)	(2,796,824,759)	(160,418,411)	(3,889,452,202)
	(195,823,588)	$(5,394,777,599)	(387,922,710)	$(9,354,259,160)
Net change
Class A	(7,391,361)	$(200,144,758)	(11,282,876)	$(273,224,800)
Class B	(54,084)	(1,444,123)	(131,113)	(3,116,955)
Class C	(1,069,928)	(28,076,127)	(2,887,362)	(67,011,784)
Class I	(17,349,935)	(486,327,446)	(33,360,781)	(828,243,768)
Class R1	(57,540)	(1,512,921)	(43,812)	(964,587)
Class R2	(167,830)	(4,613,906)	(422,689)	(9,648,119)
Class R3	(3,836,446)	(104,955,230)	(1,966,025)	(48,007,621)
Class R4	(2,948,680)	(80,293,383)	(12,430,384)	(297,438,161)
Class R6	(27,328,890)	(777,078,483)	13,913,523	294,521,463
	(60,204,694)	$(1,684,446,377)	(48,611,519)	$(1,233,134,332)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2025, the fund’s commitment fee and interest expense were $96,746 and $51,929, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended November 30, 2025:
17

MFS International Diversification Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Fund	$7,062,903,163	$176,905,591	$1,056,542,931	$168,841,249	$1,184,144,208	$7,536,251,280
MFS Institutional Money Market Portfolio	79,993,091	615,067,121	610,593,981	8,229	5,625	84,480,085
MFS International Growth Fund	6,168,092,930	103,382,116	194,665,604	18,471,430	408,480,077	6,503,760,949
MFS International Intrinsic Value Fund	6,223,858,079	16,481,438	327,675,459	14,651,370	723,498,468	6,650,813,896
MFS International Large Cap Value Fund	6,269,770,102	3,280,250	413,422,816	135,903,524	633,787,619	6,629,318,679
MFS International New Discovery Fund	4,140,034,115	46,619,614	54,316,273	(5,466,640)	180,818,589	4,307,689,405
MFS Research International Fund	11,442,070,687	123,967,065	127,597,281	4,387,239	633,094,822	12,075,922,532
	$41,386,722,167	$1,085,703,195	$2,784,814,345	$336,796,401	$3,763,829,408	$43,788,236,826

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Fund	$—	$—
MFS Institutional Money Market Portfolio	1,649,923	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Research International Fund	—	—
	$1,649,923	$—
18

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Diversification Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Diversification Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Diversification Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
19

MFS International Diversification Fund
Board Review of Investment Advisory Agreement
MFS International Diversification Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
 In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
20

MFS International Diversification Fund
Board Review of Investment Advisory Agreement - continued
The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was higher than the Broadridge expense group median.  Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
21

MFS Managed Wealth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Managed Wealth Fund
Portfolio of Investments − 11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 1.8%
U.S. Treasury Obligations – 1.8%
U.S. Treasury Notes, 4.25%, 12/31/2025 (f)	$220,000	$220,074
U.S. Treasury Notes, 4.5%, 3/31/2026 (f)	350,000	350,739
U.S. Treasury Notes, 4.625%, 6/30/2026 (f)	100,000	100,490
Total Bonds (Identified Cost, $672,356)		$671,303
Mutual Funds (h) – 98.3%
International Equity Funds – 30.1%
MFS International Equity Fund - Class R6	279,915	$11,375,738
U.S. Equity Funds – 60.4%
MFS Growth Fund - Class R6	49,846	$11,289,223
MFS Value Fund - Class R6	216,377	11,528,544
		$22,817,767
Money Market Funds – 7.8%
MFS Institutional Money Market Portfolio, 4.01% (v)	2,929,004	$2,929,590
Total Mutual Funds (Identified Cost, $20,299,894)		$37,123,095

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.2%
Market Index Securities – 0.2%
S&P 500 Index – 3/20/2026 @ $5,575	Put	Exchange Traded	$2,739,636	4	$13,720
S&P 500 Index – 6/18/2026 @ $5,400	Put	Exchange Traded	2,739,636	4	24,120
S&P 500 Index – 9/18/2026 @ $5,400	Put	Exchange Traded	3,424,545	5	48,285
Total Purchased Options (Premiums Paid, $169,596)					$86,125
Other Assets, Less Liabilities – (0.3)%					(120,677)
Net Assets – 100.0%					$37,759,846

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $37,123,095 and
$757,428, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

MGWFS-SEM
1

MFS Managed Wealth Fund
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 11/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
Mini MSCI EAFE Index	Short	USD	35	$4,933,075	December – 2025	$(77,439)
Russell 1000 Growth Index	Short	USD	13	3,123,835	December – 2025	(75,603)
Russell 1000 Value Index	Short	USD	49	5,057,780	December – 2025	(153,129)
						$(306,171)
At November 30, 2025, the fund had liquid securities with an aggregate value of $626,176 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
2

MFS Managed Wealth Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $841,952)	$757,428
Investments in affiliated issuers, at value (identified cost, $20,299,894)	37,123,095
Receivables for
Investments sold	4,456
Fund shares sold	2,102
Interest	8,531
Receivable from investment adviser	15,215
Total assets	$37,910,827
Liabilities
Payables for
Net daily variation margin on open futures contracts	$65,699
Investments purchased	86
Fund shares reacquired	6,511
Payable to affiliates
Administrative services fee	240
Shareholder servicing costs	6,983
Distribution and service fees	368
Payable for independent Trustees' compensation	27
Accrued expenses and other liabilities	71,067
Total liabilities	$150,981
Net assets	$37,759,846
Net assets consist of
Paid-in capital	$28,949,487
Total distributable earnings (loss)	8,810,359
Net assets	$37,759,846
Shares of beneficial interest outstanding	2,838,950

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,459,893	334,793	$13.32
Class B	65,445	5,190	12.61
Class C	1,398,664	111,521	12.54
Class I	28,732,151	2,154,280	13.34
Class R1	65,470	5,202	12.59
Class R2	68,962	5,267	13.09
Class R3	70,705	5,335	13.25
Class R4	72,509	5,445	13.32
Class R6	2,826,047	211,917	13.34

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.13 [100 / 94.25 x $13.32]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
3

MFS Managed Wealth Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/25 (unaudited) Net investment income (loss)
Income
Dividends from affiliated issuers	$155,925
Interest	18,982
Total investment income	$174,907
Expenses
Management fee	$64,885
Distribution and service fees	12,917
Shareholder servicing costs	15,930
Administrative services fee	8,775
Independent Trustees' compensation	1,517
Custodian fee	4,519
Shareholder communications	3,940
Audit and tax fees	29,845
Legal fees	117
Registration fees	65,149
Miscellaneous	23,745
Total expenses	$231,339
Reduction of expenses by investment adviser	(95,766)
Net expenses	$135,573
Net investment income (loss)	$39,334
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(61,041)
Affiliated issuers	303,714
Capital gain distributions from affiliated issuers	214,627
Futures contracts	(2,243,715)
Net realized gain (loss)	$(1,786,415)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(52,234)
Affiliated issuers	1,979,694
Futures contracts	566,550
Net unrealized gain (loss)	$2,494,010
Net realized and unrealized gain (loss)	$707,595
Change in net assets from operations	$746,929
See Notes to Financial Statements
4

MFS Managed Wealth Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25
Change in net assets
From operations
Net investment income (loss)	$39,334	$263,596
Net realized gain (loss)	(1,786,415)	5,022,864
Net unrealized gain (loss)	2,494,010	(3,179,450)
Change in net assets from operations	$746,929	$2,107,010
Total distributions to shareholders	$—	$(340,242)
Change in net assets from fund share transactions	$1,980,908	$(5,932,801)
Total change in net assets	$2,727,837	$(4,166,033)
Net assets
At beginning of period	35,032,009	39,198,042
At end of period	$37,759,846	$35,032,009
See Notes to Financial Statements
5

MFS Managed Wealth Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$13.05	$12.45	$11.50	$11.25	$11.46	$11.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00 (w)	$0.07	$0.06	$0.01	$0.03	$(0.01)
Net realized and unrealized gain (loss)	0.27	0.64	0.95	0.24	(0.24)	(0.05)
Total from investment operations	$0.27	$0.71	$1.01	$0.25	$(0.21)	$(0.06)
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.06)	$—	$—	$(0.02)
Net asset value, end of period (x)	$13.32	$13.05	$12.45	$11.50	$11.25	$11.46
Total return (%) (r)(s)(t)(x)	2.07 (n)	5.77	8.78	2.22	(1.83)	(0.54)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.43 (a)	1.45	1.31	1.02	0.94	0.91
Expenses after expense reductions (h)	0.92 (a)	0.92	0.93	0.93	0.92	0.88
Net investment income (loss) (l)	0.03 (a)	0.57	0.54	0.11	0.29	(0.07)
Portfolio turnover rate	9 (n)	11	6	19	19	50
Net assets at end of period (000 omitted)	$4,460	$3,757	$3,476	$3,646	$10,280	$14,339

Class B	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$12.40	$11.82	$10.95	$10.79	$11.08	$11.23
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$(0.02)	$(0.02)	$(0.06)	$(0.06)	$(0.09)
Net realized and unrealized gain (loss)	0.25	0.61	0.89	0.22	(0.23)	(0.06)
Total from investment operations	$0.21	$0.59	$0.87	$0.16	$(0.29)	$(0.15)
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$—	$—	$—	$—
Net asset value, end of period (x)	$12.61	$12.40	$11.82	$10.95	$10.79	$11.08
Total return (%) (r)(s)(t)(x)	1.69 (n)	4.98	7.95	1.48	(2.62)	(1.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.18 (a)	2.20	2.05	1.78	1.69	1.66
Expenses after expense reductions (h)	1.67 (a)	1.67	1.68	1.68	1.67	1.65
Net investment income (loss) (l)	(0.71)(a)	(0.18)	(0.17)	(0.58)	(0.53)	(0.84)
Portfolio turnover rate	9 (n)	11	6	19	19	50
Net assets at end of period (000 omitted)	$65	$64	$67	$71	$80	$74

See Notes to Financial Statements
6

MFS Managed Wealth Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$12.34	$11.76	$10.89	$10.74	$11.02	$11.18
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$(0.01)	$(0.02)	$(0.06)	$(0.06)	$(0.09)
Net realized and unrealized gain (loss)	0.24	0.60	0.89	0.21	(0.22)	(0.06)
Total from investment operations	$0.20	$0.59	$0.87	$0.15	$(0.28)	$(0.15)
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$—	$—	$—	$(0.01)
Net asset value, end of period (x)	$12.54	$12.34	$11.76	$10.89	$10.74	$11.02
Total return (%) (r)(s)(t)(x)	1.62 (n)	5.02	7.99	1.40	(2.54)	(1.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.18 (a)	2.20	2.05	1.78	1.69	1.67
Expenses after expense reductions (h)	1.67 (a)	1.67	1.68	1.68	1.67	1.66
Net investment income (loss) (l)	(0.72)(a)	(0.08)	(0.22)	(0.57)	(0.54)	(0.86)
Portfolio turnover rate	9 (n)	11	6	19	19	50
Net assets at end of period (000 omitted)	$1,399	$1,460	$1,956	$2,369	$3,870	$6,363

Class I	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$13.05	$12.44	$11.50	$11.30	$11.50	$11.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.10	$0.09	$0.05	$0.06	$0.02
Net realized and unrealized gain (loss)	0.27	0.65	0.94	0.23	(0.24)	(0.06)
Total from investment operations	$0.29	$0.75	$1.03	$0.28	$(0.18)	$(0.04)
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.09)	$(0.08)	$(0.02)	$(0.03)
Net asset value, end of period (x)	$13.34	$13.05	$12.44	$11.50	$11.30	$11.50
Total return (%) (r)(s)(t)(x)	2.22 (n)	6.09	9.01	2.49	(1.61)	(0.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18 (a)	1.20	1.04	0.78	0.69	0.66
Expenses after expense reductions (h)	0.67 (a)	0.67	0.69	0.68	0.67	0.65
Net investment income (loss) (l)	0.27 (a)	0.80	0.77	0.43	0.54	0.17
Portfolio turnover rate	9 (n)	11	6	19	19	50
Net assets at end of period (000 omitted)	$28,732	$26,653	$30,581	$46,564	$82,106	$105,346

See Notes to Financial Statements
7

MFS Managed Wealth Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$12.38	$11.82	$10.95	$10.80	$11.08	$11.23
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$(0.02)	$(0.02)	$(0.06)	$(0.06)	$(0.09)
Net realized and unrealized gain (loss)	0.25	0.61	0.89	0.21	(0.22)	(0.06)
Total from investment operations	$0.21	$0.59	$0.87	$0.15	$(0.28)	$(0.15)
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$—	$—	$—	$—
Net asset value, end of period (x)	$12.59	$12.38	$11.82	$10.95	$10.80	$11.08
Total return (%) (r)(s)(t)(x)	1.70 (n)	5.03	7.95	1.39	(2.53)	(1.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.18 (a)	2.20	2.06	1.78	1.68	1.66
Expenses after expense reductions (h)	1.67 (a)	1.67	1.68	1.68	1.67	1.65
Net investment income (loss) (l)	(0.71)(a)	(0.16)	(0.19)	(0.60)	(0.51)	(0.83)
Portfolio turnover rate	9 (n)	11	6	19	19	50
Net assets at end of period (000 omitted)	$65	$64	$61	$57	$56	$57

Class R2	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$12.85	$12.26	$11.34	$11.15	$11.39	$11.48
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.04	$0.04	$(0.01)	$(0.00)(w)	$(0.04)
Net realized and unrealized gain (loss)	0.25	0.64	0.93	0.23	(0.24)	(0.05)
Total from investment operations	$0.24	$0.68	$0.97	$0.22	$(0.24)	$(0.09)
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.05)	$(0.03)	$—	$—
Net asset value, end of period (x)	$13.09	$12.85	$12.26	$11.34	$11.15	$11.39
Total return (%) (r)(s)(t)(x)	1.87 (n)	5.56	8.53	1.94	(2.11)	(0.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.68 (a)	1.70	1.56	1.28	1.19	1.16
Expenses after expense reductions (h)	1.17 (a)	1.17	1.18	1.18	1.17	1.15
Net investment income (loss) (l)	(0.21)(a)	0.34	0.31	(0.10)	(0.01)	(0.33)
Portfolio turnover rate	9 (n)	11	6	19	19	50
Net assets at end of period (000 omitted)	$69	$68	$64	$59	$58	$59

See Notes to Financial Statements
8

MFS Managed Wealth Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$12.99	$12.39	$11.46	$11.27	$11.48	$11.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00 (w)	$0.07	$0.07	$0.02	$0.03	$(0.01)
Net realized and unrealized gain (loss)	0.26	0.65	0.93	0.22	(0.24)	(0.06)
Total from investment operations	$0.26	$0.72	$1.00	$0.24	$(0.21)	$(0.07)
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.07)	$(0.05)	$—	$—
Net asset value, end of period (x)	$13.25	$12.99	$12.39	$11.46	$11.27	$11.48
Total return (%) (r)(s)(t)(x)	2.00 (n)	5.83	8.79	2.17	(1.83)	(0.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.43 (a)	1.45	1.31	1.03	0.94	0.91
Expenses after expense reductions (h)	0.92 (a)	0.92	0.93	0.93	0.92	0.90
Net investment income (loss) (l)	0.04 (a)	0.59	0.56	0.15	0.24	(0.09)
Portfolio turnover rate	9 (n)	11	6	19	19	50
Net assets at end of period (000 omitted)	$71	$69	$65	$60	$59	$60

Class R4	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$13.03	$12.43	$11.50	$11.30	$11.50	$11.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.11	$0.10	$0.05	$0.06	$0.02
Net realized and unrealized gain (loss)	0.27	0.64	0.93	0.23	(0.24)	(0.07)
Total from investment operations	$0.29	$0.75	$1.03	$0.28	$(0.18)	$(0.05)
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.10)	$(0.08)	$(0.02)	$(0.02)
Net asset value, end of period (x)	$13.32	$13.03	$12.43	$11.50	$11.30	$11.50
Total return (%) (r)(s)(t)(x)	2.23 (n)	6.06	9.01	2.51	(1.60)	(0.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19 (a)	1.20	1.06	0.78	0.69	0.66
Expenses after expense reductions (h)	0.67 (a)	0.67	0.68	0.68	0.67	0.65
Net investment income (loss) (l)	0.29 (a)	0.84	0.81	0.40	0.49	0.16
Portfolio turnover rate	9 (n)	11	6	19	19	50
Net assets at end of period (000 omitted)	$73	$71	$67	$61	$60	$61

See Notes to Financial Statements
9

MFS Managed Wealth Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$13.05	$12.44	$11.50	$11.31	$11.51	$11.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.11	$0.10	$0.06	$0.07	$0.04
Net realized and unrealized gain (loss)	0.27	0.65	0.95	0.22	(0.24)	(0.07)
Total from investment operations	$0.29	$0.76	$1.05	$0.28	$(0.17)	$(0.03)
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.11)	$(0.09)	$(0.03)	$(0.03)
Net asset value, end of period (x)	$13.34	$13.05	$12.44	$11.50	$11.31	$11.51
Total return (%) (r)(s)(t)(x)	2.22 (n)	6.20	9.18	2.50	(1.53)	(0.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11 (a)	1.13	0.97	0.70	0.61	0.59
Expenses after expense reductions (h)	0.59 (a)	0.60	0.62	0.60	0.59	0.58
Net investment income (loss) (l)	0.37 (a)	0.87	0.81	0.51	0.59	0.32
Portfolio turnover rate	9 (n)	11	6	19	19	50
Net assets at end of period (000 omitted)	$2,826	$2,826	$2,860	$5,768	$7,125	$7,366

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Managed Wealth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks.  Certain underlying funds can invest in foreign securities, including securities of emerging market issuers.  Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
The investment objective of each of the underlying funds held by the fund at November 30, 2025 was to seek capital appreciation.
Operating Segments — In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
11

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited) - continued
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,
12

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited) - continued
interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$671,303	$—	$671,303
Purchased Options	62,005	24,120	—	86,125
Investment Companies	37,123,095	—	—	37,123,095
Total	$37,185,100	$695,423	$—	$37,880,523

Other Financial Instruments
Futures Contracts – Liabilities	$(306,171)	$—	$—	$(306,171)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options and futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$86,125	$—
Equity	Futures Contracts	—	(306,171)
Total		$86,125	$(306,171)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)
Equity	$(2,243,715)	$(58,573)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended November 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)
Equity	$566,550	$(54,145)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out
13

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited) - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of November 30, 2025:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(65,699)
Purchased Options (a)	86,125	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$86,125	$(65,699)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	86,125	65,699
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$—	$—
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the Portfolio of Investments.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
14

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited) - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$340,242
The federal tax cost and the tax basis components of distributable earnings were as follows:
15

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited) - continued
As of 11/30/25
Cost of investments	$21,141,846
Gross appreciation	16,823,202
Gross depreciation	(84,525)
Net unrealized appreciation (depreciation)	$16,738,677
As of 5/31/25
Undistributed ordinary income	260,568
Capital loss carryforwards	(6,405,528)
Net unrealized appreciation (depreciation)	14,208,390
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of May 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(6,405,528)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/25	Year ended 5/31/25
Class A	$—	$30,881
Class B	—	42
Class C	—	1,590
Class I	—	274,942
Class R1	—	175
Class R2	—	459
Class R3	—	618
Class R4	—	788
Class R6	—	30,747
Total	$—	$340,242
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.35% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the six months ended November 30, 2025, this management fee reduction amounted to $2,573, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
16

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited) - continued
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.91%	1.66%	1.66%	0.66%	1.66%	1.16%	0.91%	0.66%	0.63%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2026. For the six months ended November 30, 2025, this reduction amounted to $93,193, which is included in the reduction of total expenses in the Statement of Operations.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $358 for the six months ended November 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$4,799
Class B	0.75%	0.25%	1.00%	1.00%	327
Class C	0.75%	0.25%	1.00%	1.00%	7,204
Class R1	0.75%	0.25%	1.00%	1.00%	327
Class R2	0.25%	0.25%	0.50%	0.50%	172
Class R3	—	0.25%	0.25%	0.25%	88
Total Distribution and Service Fees					$12,917
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2025, there were no service fee rebates.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the six months ended November 30, 2025.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2025, the fee was $1,807, which equated to 0.0097% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $14,123.
17

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.0473% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$35
8/19/2024	Redemption	Class C	2	24
8/19/2024	Redemption	Class I	2	26
At November 30, 2025, MFS held 100% of the outstanding shares of Class B, Class R1, Class R2, Class R3, and Class R4.
(4) Portfolio Securities
For the six months ended November 30, 2025, purchases and sales of investments, other than short-term obligations and purchased options with an expiration date of less than one year from the time of purchase, aggregated $2,978,484 and $4,384,446, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	77,901	$1,037,636	80,109	$1,015,420
Class C	3,147	39,494	10,218	122,950
Class I	344,910	4,586,919	375,148	4,738,226
Class R6	110	1,445	33,386	417,408
	426,068	$5,665,494	498,861	$6,294,004
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,467	$30,881
Class B	—	—	4	42
Class C	—	—	134	1,590
Class I	—	—	21,264	266,014
Class R1	—	—	15	175
Class R2	—	—	37	459
Class R3	—	—	49	618
Class R4	—	—	63	788
Class R6	—	—	17	211
	—	$—	24,050	$300,778
18

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(30,915)	$(412,197)	(73,993)	$(939,777)
Class B	—	—	(497)	(5,998)
Class C	(9,962)	(124,589)	(58,385)	(694,864)
Class I	(232,694)	(3,084,269)	(811,870)	(10,295,358)
Class R6	(4,797)	(63,531)	(46,679)	(591,586)
	(278,368)	$(3,684,586)	(991,424)	$(12,527,583)
Net change
Class A	46,986	$625,439	8,583	$106,524
Class B	—	—	(493)	(5,956)
Class C	(6,815)	(85,095)	(48,033)	(570,324)
Class I	112,216	1,502,650	(415,458)	(5,291,118)
Class R1	—	—	15	175
Class R2	—	—	37	459
Class R3	—	—	49	618
Class R4	—	—	63	788
Class R6	(4,687)	(62,086)	(13,276)	(173,967)
	147,700	$1,980,908	(468,513)	$(5,932,801)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2025, the fund’s commitment fee and interest expense were $81 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended November 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Growth Fund	$11,329,454	$1,051,360	$2,233,591	$92,972	$1,049,028	$11,289,223
MFS Institutional Money Market Portfolio	835,251	10,517,470	8,423,752	105	516	2,929,590
MFS International Equity Fund	11,042,755	1,073,361	1,236,186	201,941	293,867	11,375,738
MFS Value Fund	10,615,803	1,126,951	859,189	8,696	636,283	11,528,544
	$33,823,263	$13,769,142	$12,752,718	$303,714	$1,979,694	$37,123,095

19

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Growth Fund	$—	$214,627
MFS Institutional Money Market Portfolio	54,873	—
MFS International Equity Fund	—	—
MFS Value Fund	101,052	—
	$155,925	$214,627
20

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Managed Wealth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Managed Wealth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Managed Wealth Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
21

MFS Managed Wealth Fund
Board Review of Investment Advisory Agreement
MFS Managed Wealth Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s
22

MFS Managed Wealth Fund
Board Review of Investment Advisory Agreement - continued
performance at each of their regular meetings.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
23

MFS Managed Wealth Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
24

MFS International Large Cap Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Large Cap Value Fund
Portfolio of Investments − 11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.1%
Aerospace & Defense – 1.6%
BAE Systems PLC	2,402,960	$52,530,802
Dassault Aviation S.A.	200,224	62,849,513
		$115,380,315
Airlines – 1.3%
Ryanair Holdings PLC, ADR	1,427,659	$97,309,237
Alcoholic Beverages – 1.9%
Diageo PLC	3,340,085	$76,777,523
Heineken N.V.	807,113	65,706,101
		$142,483,624
Apparel Manufacturers – 0.3%
Burberry Group PLC (a)	1,458,794	$22,017,107
Automotive – 2.7%
Aptiv PLC (a)	629,029	$48,781,199
Compagnie Generale des Etablissements Michelin	1,753,949	57,273,451
DENSO Corp.	2,992,100	39,466,056
Toyota Industries Corp. (l)	181,800	20,352,658
USS Co. Ltd.	2,843,200	31,720,599
		$197,593,963
Broadcasting – 1.1%
Publicis Groupe	830,395	$80,894,424
Brokerage & Asset Managers – 4.9%
B3 S.A. - Brasil Bolsa Balcao	17,108,900	$47,982,217
Barclays PLC	30,396,609	173,219,978
Deutsche Boerse AG	230,926	61,744,994
IG Group Holdings PLC	4,990,386	75,020,847
		$357,968,036
Business Services – 1.6%
Edenred	1,041,576	$22,340,139
RS Group PLC	3,517,464	27,301,043
Sodexo	1,278,376	67,532,002
		$117,173,184
Chemicals – 0.6%
FUJIFILM Holdings Corp.	2,074,700	$44,645,779
Computer Software - Systems – 7.5%
Amadeus IT Group S.A.	1,143,524	$84,019,740
Capgemini	706,614	110,491,818
Hitachi Ltd.	3,432,800	109,223,456
NEC Corp.	3,508,300	132,364,514
MKVFS-SEM
1

MFS International Large Cap Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Samsung Electronics Co. Ltd.	1,705,973	$116,581,298
		$552,680,826
Construction – 1.7%
CRH PLC	384,777	$46,157,849
Techtronic Industries Co. Ltd.	6,544,500	76,575,811
		$122,733,660
Consumer Products – 1.6%
Haleon PLC	15,597,167	$76,622,183
Reckitt Benckiser Group PLC	551,307	42,731,662
		$119,353,845
Electrical Equipment – 4.2%
Legrand S.A.	321,523	$48,690,800
Mitsubishi Electric Corp.	5,275,000	142,668,919
Schneider Electric SE	447,197	119,830,908
		$311,190,627
Electronics – 1.5%
Kyocera Corp.	4,028,400	$55,134,436
NXP Semiconductors N.V.	292,128	56,947,432
		$112,081,868
Energy - Integrated – 6.4%
Aker BP ASA	1,576,380	$38,359,974
Cenovus Energy, Inc.	2,297,207	40,990,138
Eni S.p.A.	6,961,514	130,271,647
Suncor Energy, Inc.	2,189,532	98,479,183
TotalEnergies SE	2,508,310	165,267,529
		$473,368,471
Food & Beverages – 1.3%
Danone S.A.	1,045,781	$93,409,159
Food & Drug Stores – 2.6%
Seven & I Holdings Co. Ltd.	5,468,000	$75,222,646
Tesco PLC	19,097,785	113,903,458
		$189,126,104
General Merchandise – 0.2%
B&M European Value Retail S.A.	7,127,786	$15,945,431
Insurance – 3.8%
Manulife Financial Corp. (l)	2,305,717	$81,640,353
St. James's Place PLC	2,971,977	54,833,823
Willis Towers Watson PLC	439,057	140,937,297
		$277,411,473
Interactive Media Services – 0.4%
Baidu, Inc., ADR (a)	260,467	$30,445,988
2

MFS International Large Cap Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.7%
Aalberts Industries N.V.	609,636	$19,588,824
Daikin Industries Ltd.	314,700	40,884,395
IHI Corp.	1,268,100	22,622,599
IMI PLC	1,244,697	40,126,953
		$123,222,771
Major Banks – 20.7%
ABN AMRO Group N.V., GDR	2,305,151	$77,946,376
Bank of Ireland Group PLC	7,722,137	142,964,555
BNP Paribas S.A.	2,114,077	180,712,148
BPER Banca S.p.A. (l)	6,621,518	79,728,374
Lloyds Banking Group PLC	42,082,327	53,586,554
Mitsubishi UFJ Financial Group, Inc.	17,042,000	264,514,455
National Bank of Greece S.A.	3,320,009	51,991,341
NatWest Group PLC	37,632,320	315,113,817
Resona Holdings, Inc.	6,544,000	66,617,702
Toronto-Dominion Bank	1,215,797	102,378,783
UBS Group AG	4,812,306	185,830,614
		$1,521,384,719
Medical & Health Technology & Services – 0.9%
ICON PLC (a)	350,467	$64,836,395
Medical Equipment – 1.6%
ConvaTec Group PLC	8,318,294	$25,957,419
Smith & Nephew PLC	5,684,874	94,459,028
		$120,416,447
Metals & Mining – 2.9%
Glencore PLC	22,419,214	$107,136,850
Rio Tinto PLC	1,497,701	107,556,484
		$214,693,334
Other Banks & Diversified Financials – 4.0%
AIB Group PLC	10,017,146	$102,836,021
CaixaBank S.A.	4,328,307	48,280,360
FinecoBank S.p.A.	1,890,008	46,369,456
Julius Baer Group Ltd.	1,353,122	96,687,667
		$294,173,504
Pharmaceuticals – 5.3%
Novartis AG	185,988	$24,190,248
Roche Holding AG	532,503	203,773,711
Sandoz Group AG	567,662	40,081,898
Sanofi	1,216,796	121,048,813
		$389,094,670
Printing & Publishing – 1.6%
Informa PLC	5,479,195	$69,654,546
Springer Nature AG & Co. KGaA	911,555	22,575,571
Wolters Kluwer N.V.	236,250	25,102,980
		$117,333,097
3

MFS International Large Cap Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.6%
Akzo Nobel N.V.	497,253	$32,324,627
Nitto Denko Corp.	3,436,800	84,984,532
		$117,309,159
Specialty Stores – 0.7%
Alibaba Group Holding Ltd., ADR	195,392	$30,735,161
Shimamura Co. Ltd.	308,800	22,130,601
		$52,865,762
Telecom Services – 1.0%
Koninklijke KPN N.V.	15,367,119	$70,233,881
Tobacco – 3.1%
British American Tobacco PLC	3,015,751	$176,590,753
Imperial Brands PLC	1,226,497	52,113,808
		$228,704,561
Utilities - Electric Power – 4.8%
E.ON SE	6,781,138	$120,744,943
Iberdrola S.A.	3,751,429	79,134,894
National Grid PLC	10,104,288	153,437,579
		$353,317,416
Total Common Stocks (Identified Cost, $4,698,935,974)		$7,140,798,837
Preferred Stocks – 1.7%
Consumer Products – 1.7%
Henkel AG & Co. KGaA (Identified Cost, $131,760,078)	1,529,653	$123,462,577
Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 4.01% (v) (Identified Cost, $67,202,417)	67,195,932	$67,209,371
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.93% (j) (Identified Cost, $9,730,781)	9,730,781	$9,730,781
Other Assets, Less Liabilities – 0.2%		11,407,734
Net Assets – 100.0%		$7,352,609,300

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $67,209,371 and
$7,273,992,195, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See Notes to Financial Statements
4

MFS International Large Cap Value Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $37,778,860 of securities on loan (identified cost, $4,840,426,833)	$7,273,992,195
Investments in affiliated issuers, at value (identified cost, $67,202,417)	67,209,371
Cash	1,461,294
Receivables for
Investments sold	2,488
Fund shares sold	228,044
Interest and dividends	30,346,811
Other assets	1,134
Total assets	$7,373,241,337
Liabilities
Payable to custodian	$500,018
Payables for
Investments purchased	3,199,680
Fund shares reacquired	6,222,691
Collateral for securities loaned, at value (c)	9,730,781
Payable to affiliates
Investment adviser	427,924
Administrative services fee	7,508
Shareholder servicing costs	6,885
Distribution and service fees	816
Accrued expenses and other liabilities	535,734
Total liabilities	$20,632,037
Net assets	$7,352,609,300
Net assets consist of
Paid-in capital	$4,340,116,121
Total distributable earnings (loss)	3,012,493,179
Net assets	$7,352,609,300
Shares of beneficial interest outstanding	416,546,760

(c)	Non-cash collateral is not included.

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$18,957,363	1,080,023	$17.55
Class C	1,005,434	57,822	17.39
Class I	97,349,107	5,504,346	17.69
Class R1	133,891	7,676	17.44
Class R2	142,076	8,087	17.57
Class R3	192,466	10,928	17.61
Class R4	142,107	8,039	17.68
Class R6	7,234,686,856	409,869,839	17.65

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $18.62 [100 / 94.25 x $17.55]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
5

MFS International Large Cap Value Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$90,009,625
Dividends from affiliated issuers	1,599,882
Income on securities loaned	213,533
Other	2,329
Foreign taxes withheld	(4,508,589)
Total investment income	$87,316,780
Expenses
Management fee	$25,354,230
Distribution and service fees	25,985
Shareholder servicing costs	23,924
Administrative services fee	274,787
Independent Trustees' compensation	71,540
Custodian fee	361,408
Shareholder communications	3,392
Audit and tax fees	38,655
Legal fees	16,449
Miscellaneous	229,332
Total expenses	$26,399,702
Fees paid indirectly	(5,224)
Reduction of expenses by investment adviser	(2,013,288)
Net expenses	$24,381,190
Net investment income (loss)	$62,935,590
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$248,325,765
Affiliated issuers	4,439
Foreign currency	1,118,459
Net realized gain (loss)	$249,448,663
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$541,974,909
Affiliated issuers	6,954
Translation of assets and liabilities in foreign currencies	(647,442)
Net unrealized gain (loss)	$541,334,421
Net realized and unrealized gain (loss)	$790,783,084
Change in net assets from operations	$853,718,674
See Notes to Financial Statements
6

MFS International Large Cap Value Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25
Change in net assets
From operations
Net investment income (loss)	$62,935,590	$190,250,773
Net realized gain (loss)	249,448,663	396,934,950
Net unrealized gain (loss)	541,334,421	577,108,999
Change in net assets from operations	$853,718,674	$1,164,294,722
Total distributions to shareholders	$—	$(421,989,881)
Change in net assets from fund share transactions	$(425,138,255)	$(254,578,594)
Total change in net assets	$428,580,419	$487,726,247
Net assets
At beginning of period	6,924,028,881	6,436,302,634
At end of period	$7,352,609,300	$6,924,028,881
See Notes to Financial Statements
7

MFS International Large Cap Value Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$15.61	$14.03	$12.38	$12.41	$13.66	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.42	$0.39	$0.38	$0.35	$0.29
Net realized and unrealized gain (loss)	1.82	2.08	1.78	(0.09)	(1.11)	3.42
Total from investment operations	$1.94	$2.50	$2.17	$0.29	$(0.76)	$3.71
Less distributions declared to shareholders
From net investment income	$—	$(0.38)	$(0.44)	$(0.20)	$(0.27)	$(0.05)
From net realized gain	—	(0.54)	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.92)	$(0.52)	$(0.32)	$(0.49)	$(0.05)
Net asset value, end of period (x)	$17.55	$15.61	$14.03	$12.38	$12.41	$13.66
Total return (%) (r)(s)(t)(x)	12.43 (n)	19.00	17.92	2.45	(5.74)	37.16 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02 (a)	1.01	1.06	1.07	1.04	1.04 (a)
Expenses after expense reductions (f)	0.96 (a)	0.95	0.98	0.96	0.96	0.93 (a)
Net investment income (loss)	1.47 (a)	2.93	3.01	3.13	2.72	2.61 (a)
Portfolio turnover rate	10 (n)	22	17	26	24	18 (n)
Net assets at end of period (000 omitted)	$18,957	$13,162	$7,962	$5,864	$2,956	$1,187

See Notes to Financial Statements
8

MFS International Large Cap Value Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$15.53	$13.94	$12.29	$12.33	$13.61	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.27	$0.28	$0.22	$0.22	$0.16
Net realized and unrealized gain (loss)	1.81	2.12	1.77	(0.02)	(1.08)	3.45
Total from investment operations	$1.86	$2.39	$2.05	$0.20	$(0.86)	$3.61
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.32)	$(0.12)	$(0.20)	$—
From net realized gain	—	(0.54)	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.80)	$(0.40)	$(0.24)	$(0.42)	$(0.00)(w)
Net asset value, end of period (x)	$17.39	$15.53	$13.94	$12.29	$12.33	$13.61
Total return (%) (r)(s)(t)(x)	11.98 (n)	18.21	17.02	1.70	(6.46)	36.11 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77 (a)	1.76	1.81	1.83	1.78	1.81 (a)
Expenses after expense reductions (f)	1.71 (a)	1.70	1.72	1.71	1.71	1.68 (a)
Net investment income (loss)	0.67 (a)	1.95	2.15	1.89	1.69	1.49 (a)
Portfolio turnover rate	10 (n)	22	17	26	24	18 (n)
Net assets at end of period (000 omitted)	$1,005	$973	$893	$905	$1,111	$636

Class I	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$15.71	$14.11	$12.45	$12.43	$13.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.55	$0.40	$0.39	$0.41	$0.31
Net realized and unrealized gain (loss)	1.84	2.00	1.81	(0.05)	(1.16)	3.44
Total from investment operations	$1.98	$2.55	$2.21	$0.34	$(0.75)	$3.75
Less distributions declared to shareholders
From net investment income	$—	$(0.41)	$(0.47)	$(0.20)	$(0.29)	$(0.06)
From net realized gain	—	(0.54)	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.95)	$(0.55)	$(0.32)	$(0.51)	$(0.06)
Net asset value, end of period (x)	$17.69	$15.71	$14.11	$12.45	$12.43	$13.69
Total return (%) (r)(s)(t)(x)	12.60 (n)	19.33	18.16	2.88	(5.60)	37.58 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77 (a)	0.76	0.81	0.82	0.79	0.79 (a)
Expenses after expense reductions (f)	0.71 (a)	0.70	0.72	0.71	0.71	0.68 (a)
Net investment income (loss)	1.71 (a)	3.82	3.04	3.28	3.15	2.82 (a)
Portfolio turnover rate	10 (n)	22	17	26	24	18 (n)
Net assets at end of period (000 omitted)	$97,349	$51,095	$15,423	$11,178	$18,972	$2,775

See Notes to Financial Statements
9

MFS International Large Cap Value Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$15.57	$13.99	$12.35	$12.36	$13.61	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.28	$0.28	$0.24	$0.19	$0.09
Net realized and unrealized gain (loss)	1.81	2.11	1.78	(0.04)	(1.06)	3.52
Total from investment operations	$1.87	$2.39	$2.06	$0.20	$(0.87)	$3.61
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.34)	$(0.09)	$(0.16)	$—
From net realized gain	—	(0.54)	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.81)	$(0.42)	$(0.21)	$(0.38)	$(0.00)(w)
Net asset value, end of period (x)	$17.44	$15.57	$13.99	$12.35	$12.36	$13.61
Total return (%) (r)(s)(t)(x)	12.01 (n)	18.14	16.98	1.76	(6.49)	36.11 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77 (a)	1.76	1.81	1.83	1.78	1.83 (a)
Expenses after expense reductions (f)	1.71 (a)	1.70	1.73	1.71	1.71	1.68 (a)
Net investment income (loss)	0.70 (a)	1.99	2.19	2.04	1.43	0.85 (a)
Portfolio turnover rate	10 (n)	22	17	26	24	18 (n)
Net assets at end of period (000 omitted)	$134	$120	$101	$86	$85	$91

Class R2	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$15.65	$14.05	$12.40	$12.41	$13.66	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.35	$0.35	$0.30	$0.25	$0.14
Net realized and unrealized gain (loss)	1.82	2.13	1.78	(0.04)	(1.05)	3.52
Total from investment operations	$1.92	$2.48	$2.13	$0.26	$(0.80)	$3.66
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.40)	$(0.15)	$(0.23)	$(0.00)(w)
From net realized gain	—	(0.54)	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.88)	$(0.48)	$(0.27)	$(0.45)	$(0.00)(w)
Net asset value, end of period (x)	$17.57	$15.65	$14.05	$12.40	$12.41	$13.66
Total return (%) (r)(s)(t)(x)	12.27 (n)	18.81	17.56	2.26	(6.01)	36.63 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27 (a)	1.26	1.31	1.33	1.28	1.33 (a)
Expenses after expense reductions (f)	1.21 (a)	1.20	1.23	1.21	1.21	1.18 (a)
Net investment income (loss)	1.21 (a)	2.49	2.70	2.55	1.94	1.36 (a)
Portfolio turnover rate	10 (n)	22	17	26	24	18 (n)
Net assets at end of period (000 omitted)	$142	$126	$105	$88	$86	$92

See Notes to Financial Statements
10

MFS International Large Cap Value Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$15.67	$14.08	$12.42	$12.43	$13.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.40	$0.38	$0.33	$0.29	$0.17
Net realized and unrealized gain (loss)	1.82	2.11	1.79	(0.04)	(1.06)	3.54
Total from investment operations	$1.94	$2.51	$2.17	$0.29	$(0.77)	$3.71
Less distributions declared to shareholders
From net investment income	$—	$(0.38)	$(0.43)	$(0.18)	$(0.26)	$(0.03)
From net realized gain	—	(0.54)	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.92)	$(0.51)	$(0.30)	$(0.48)	$(0.03)
Net asset value, end of period (x)	$17.61	$15.67	$14.08	$12.42	$12.43	$13.68
Total return (%) (r)(s)(t)(x)	12.38 (n)	19.04	17.89	2.51	(5.77)	37.15 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02 (a)	1.02	1.06	1.08	1.03	1.08 (a)
Expenses after expense reductions (f)	0.96 (a)	0.95	0.98	0.96	0.96	0.93 (a)
Net investment income (loss)	1.46 (a)	2.81	2.94	2.80	2.19	1.61 (a)
Portfolio turnover rate	10 (n)	22	17	26	24	18 (n)
Net assets at end of period (000 omitted)	$192	$160	$105	$89	$87	$92

Class R4	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$15.70	$14.10	$12.44	$12.45	$13.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.43	$0.42	$0.36	$0.32	$0.19
Net realized and unrealized gain (loss)	1.84	2.12	1.79	(0.04)	(1.06)	3.57
Total from investment operations	$1.98	$2.55	$2.21	$0.32	$(0.74)	$3.76
Less distributions declared to shareholders
From net investment income	$—	$(0.41)	$(0.47)	$(0.21)	$(0.29)	$(0.06)
From net realized gain	—	(0.54)	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.95)	$(0.55)	$(0.33)	$(0.51)	$(0.06)
Net asset value, end of period (x)	$17.68	$15.70	$14.10	$12.44	$12.45	$13.70
Total return (%) (r)(s)(t)(x)	12.61 (n)	19.34	18.15	2.76	(5.53)	37.67 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77 (a)	0.77	0.81	0.83	0.78	0.83 (a)
Expenses after expense reductions (f)	0.71 (a)	0.70	0.73	0.71	0.71	0.68 (a)
Net investment income (loss)	1.70 (a)	2.99	3.19	3.05	2.44	1.86 (a)
Portfolio turnover rate	10 (n)	22	17	26	24	18 (n)
Net assets at end of period (000 omitted)	$142	$126	$106	$90	$87	$92

See Notes to Financial Statements
11

MFS International Large Cap Value Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	11/30/25 (unaudited)	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$15.68	$14.08	$12.42	$12.44	$13.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.42	$0.42	$0.37	$0.32	$0.30
Net realized and unrealized gain (loss)	1.82	2.14	1.79	(0.05)	(1.04)	3.44
Total from investment operations	$1.97	$2.56	$2.21	$0.32	$(0.72)	$3.74
Less distributions declared to shareholders
From net investment income	$—	$(0.42)	$(0.47)	$(0.22)	$(0.30)	$(0.06)
From net realized gain	—	(0.54)	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.96)	$(0.55)	$(0.34)	$(0.52)	$(0.06)
Net asset value, end of period (x)	$17.65	$15.68	$14.08	$12.42	$12.44	$13.68
Total return (%) (r)(s)(t)(x)	12.56 (n)	19.42	18.24	2.76	(5.45)	37.49 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73 (a)	0.74	0.75	0.75	0.74	0.78 (a)
Expenses after expense reductions (f)	0.67 (a)	0.67	0.67	0.64	0.66	0.67 (a)
Net investment income (loss)	1.74 (a)	2.96	3.21	3.12	2.45	2.74 (a)
Portfolio turnover rate	10 (n)	22	17	26	24	18 (n)
Net assets at end of period (000 omitted)	$7,234,687	$6,858,267	$6,411,609	$5,790,974	$5,727,457	$5,800,471

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 30, 2020, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS International Large Cap Value Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS International Large Cap Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Operating Segments — An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
13

MFS International Large Cap Value Fund
Notes to Financial Statements (unaudited) - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$7,264,261,414	$—	$—	$7,264,261,414
Investment Companies	76,940,152	—	—	76,940,152
Total	$7,341,201,566	$—	$—	$7,341,201,566
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $37,778,860. The fair value of the fund's investment securities on loan and a related liability of $9,730,781 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $29,701,668 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated
14

MFS International Large Cap Value Fund
Notes to Financial Statements (unaudited) - continued
between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$193,847,050
Long-term capital gains	228,142,831
Total distributions	$421,989,881
The federal tax cost and the tax basis components of distributable earnings were as follows:
15

MFS International Large Cap Value Fund
Notes to Financial Statements (unaudited) - continued
As of 11/30/25
Cost of investments	$4,972,661,750
Gross appreciation	2,621,557,479
Gross depreciation	(253,017,663)
Net unrealized appreciation (depreciation)	$2,368,539,816
As of 5/31/25
Undistributed ordinary income	182,707,679
Undistributed long-term capital gain	147,440,805
Other temporary differences	2,068,068
Net unrealized appreciation (depreciation)	1,826,557,953
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/25	Year ended 5/31/25
Class A	$—	$556,791
Class C	—	47,551
Class I	—	1,211,864
Class R1	—	5,854
Class R2	—	6,614
Class R3	—	8,659
Class R4	—	7,108
Class R6	—	420,145,440
Total	$—	$421,989,881
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.75%
In excess of $2.5 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the six months ended November 30, 2025, this management fee reduction amounted to $501,254, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.69% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
16

MFS International Large Cap Value Fund
Notes to Financial Statements (unaudited) - continued
Classes
A	C	I	R1	R2	R3	R4	R6
0.96%	1.71%	0.71%	1.71%	1.21%	0.96%	0.71%	0.67%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2026. For the six months ended November 30, 2025, this reduction amounted to $1,512,034, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,971 for the six months ended November 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$20,081
Class C	0.75%	0.25%	1.00%	1.00%	4,712
Class R1	0.75%	0.25%	1.00%	1.00%	636
Class R2	0.25%	0.25%	0.50%	0.50%	336
Class R3	—	0.25%	0.25%	0.25%	220
Total Distribution and Service Fees					$25,985
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended November 30, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2025, were as follows:
Amount
Class A	$15
Class C	741
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2025, the fee was $4,089, which equated to 0.0001% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $19,835.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2025 was equivalent to an annual effective rate of 0.0076% of the fund's average daily net assets.
17

MFS International Large Cap Value Fund
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$44
8/22/2024	Redemption	Class I	2	32
At November 30, 2025, MFS held approximately 97% and 73% of the outstanding shares of Class R2 and Class R3, respectively, and 100% of the outstanding shares of Class R1 and Class R4.
During the six months ended November 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $3,262,163. The sales transactions resulted in net realized gains (losses) of $972,498.
(4) Portfolio Securities
For the six months ended November 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $714,143,100 and $1,031,613,555, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	324,709	$5,346,953	333,145	$4,776,487
Class C	15,221	248,401	5,707	82,429
Class I	2,415,462	39,612,884	2,431,163	34,466,685
Class R2	34	558	105	1,479
Class R3	743	12,514	2,101	30,100
Class R6	517,798	8,441,400	5,704,970	80,815,961
	3,273,967	$53,662,710	8,477,191	$120,173,141
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	42,341	$556,791
Class C	—	—	3,624	47,551
Class I	—	—	91,612	1,211,112
Class R1	—	—	445	5,854
Class R2	—	—	501	6,614
Class R3	—	—	657	8,659
Class R4	—	—	538	7,108
Class R6	—	—	31,828,504	419,817,963
	—	$—	31,968,222	$421,661,652
18

MFS International Large Cap Value Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/25		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(87,711)	$(1,414,472)	(100,036)	$(1,386,553)
Class C	(20,075)	(319,434)	(10,680)	(149,565)
Class I	(163,049)	(2,771,996)	(363,752)	(5,222,809)
Class R2	(18)	(285)	(1)	(7)
Class R3	(2)	(38)	(3)	(40)
Class R6	(28,097,939)	(474,294,740)	(55,341,601)	(789,654,413)
	(28,368,794)	$(478,800,965)	(55,816,073)	$(796,413,387)
Net change
Class A	236,998	$3,932,481	275,450	$3,946,725
Class C	(4,854)	(71,033)	(1,349)	(19,585)
Class I	2,252,413	36,840,888	2,159,023	30,454,988
Class R1	—	—	445	5,854
Class R2	16	273	605	8,086
Class R3	741	12,476	2,755	38,719
Class R4	—	—	538	7,108
Class R6	(27,580,141)	(465,853,340)	(17,808,127)	(289,020,489)
	(25,094,827)	$(425,138,255)	(15,370,660)	$(254,578,594)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund,the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 90%, 3%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2025, the fund’s commitment fee and interest expense were $15,844 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended November 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$98,523,082	$583,781,772	$615,106,876	$4,439	$6,954	$67,209,371

19

MFS International Large Cap Value Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,599,882	$—
20

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Large Cap Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Large Cap Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Large Cap Value Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
21

MFS International Large Cap Value Fund
Board Review of Investment Advisory Agreement
MFS International Large Cap Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I common shares was in the 2nd quintile relative to the other funds in the universe for the three- and one-year periods (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The Fund commenced operations on June 30, 2020; therefore, no performance data for the five-year period was available.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
22

MFS International Large Cap Value Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, $10 billion, and $20 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
23

MFS International Large Cap Value Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
24

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   January 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  January 14, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  January 14, 2026

*  Print name and title of each signing officer under his or her signature.